UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

TIAA-CREF Life Funds

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

Annual Report December 31, 2016
TIAA
GLOBAL ASSET MANAGEMENT
TIAA-CREF Life Funds
The annual report contains the audited financial statements.
Growth Equity Growth & Income Large-Cap Value Real Estate Securities
Small-Cap Equity Social Choice Equity Stock Index International Equity
Bond
Money Market Balanced
BUILT TO PERFORM.
CREATED TO SERVE.

Contents

Understanding your TIAA-CREF Life Funds report	3

Market review	4

Information on the TIAA-CREF Life Funds	6

About the funds’ benchmarks	7

Important information about expenses	9

Fund performance
Growth Equity Fund	10

Growth & Income Fund	13

Large-Cap Value Fund	16

Real Estate Securities Fund	19

Small-Cap Equity Fund	22

Social Choice Equity Fund	25

Stock Index Fund	28

International Equity Fund	31

Bond Fund	34

Money Market Fund	38

Balanced Fund	41

Summary portfolios of investments	45

Audited financial statements
Statements of assets and liabilities	82

Statements of operations	86

Statements of changes in net assets	90

Financial highlights	98

Notes to financial statements	102

Report of independent registered public accounting firm	121

Trustees and officers	122

Important tax information	128

Additional information about index providers	129

How to reach us	Inside back cover

Understanding your TIAA-CREF Life Funds report

This annual report contains information about the eleven TIAA-CREF Life Funds and describes the funds’ results for the twelve months ended December 31, 2016. The report contains four main sections:

•	A market review from Chief Investment Officer William Riegel.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of December 31, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

 The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Life Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

 The TIAA-CREF Life Funds serve as underlying investment vehicles for certain variable annuity and variable life insurance separate accounts. The returns of the funds shown in this review do not reflect the administrative expense and the mortality and expense risk charges of these separate accounts. Because of these additional deductions, the returns contractholders of these separate accounts will experience are lower, for the same periods, than the figures shown here. For more information on performance, please visit TIAA.org.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA-CREF Life Funds  ∎  2016 Annual Report    3

William Riegel

Market review

The U.S. stock market pushed through bouts of volatility during 2016 but ended the year higher than where it began, as the domestic economy continued its steady growth trajectory. The domestic bond market also delivered positive results for the twelve months. Foreign developed-market stocks finished the period with modest gains.

• Returns for the eight TIAA-CREF Life Funds with significant exposure to equities ranged from –1.0% for the Growth Equity Fund to 19.9% for the Small-Cap Equity Fund.

• The Bond Fund gained 4.2%, while the Balanced Fund rose 6.1%.

TIAA-CREF Life Funds performance review

In 2016, several of the TIAA-CREF Life Funds outperformed, but most either underperformed or closely tracked their respective benchmarks. Domestic value stocks outperformed domestic growth stocks during the period. The Large-Cap Value Fund’s 18.7% gain topped its benchmark and surpassed the –1.0% return of the Growth Equity Fund and the 8.6% advance of the Growth & Income Fund—both of which underperformed their respective benchmarks for the twelve months.

The Small-Cap Equity Fund posted a substantial 19.9% gain, and was the best absolute performer, but trailed the 21.3% rise of its benchmark, the Russell 2000® Index. Despite the Real Estate Securities Fund’s 4.0% rise, it trailed the FTSE NAREIT ALL Equity REITs Index.

The Social Choice Equity Fund, which does not invest in certain stocks because of its social criteria, returned 13.4% and outpaced its benchmark, the Russell 3000® Index. However, the Stock Index Fund returned 12.7% and slightly trailed this same index.

Within the foreign developed-market category, the International Equity Fund posted a 1.1% result and outperformed the MSCI EAFE Index for the twelve months.

With respect to fixed-income investments, the Bond Fund rose 4.2% and outpaced its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, by benefiting from strong gains in corporate bonds.

The Balanced Fund, which invests in stock and bond funds, advanced 6.1%, trailing the 6.6% return of its composite index, while the Money Market Fund benefited from a U.S. interest-rate hike in December 2016.

For full details on all of the TIAA-CREF Life Funds, please see the commentaries starting on page 10.

4    2016 Annual Report  ∎  TIAA-CREF Life Funds

Domestic markets climb higher

The broad U.S. stock market, as measured by the Russell 3000® Index, climbed 12.7% for the twelve months ended December 31, 2016. Early in the year, plunging oil prices caused concern among investors. Stocks were muted in June after citizens of the United Kingdom voted to exit the European Union, but prices recovered in July. The run-up to the U.S. presidential election saw continued volatility, but domestic stocks proved resilient, surging in the final six weeks of the year.

Foreign developed-market stocks returned a less robust 1.0%, as measured in U.S.-dollar terms by the MSCI EAFE Index. Stock performance varied significantly across countries, with U.S.-dollar strength creating a headwind for many overseas markets.

The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 2.7% for the year, with all sectors delivering positive performance.

Maintaining perspective in uncertain times

How 2017 will unfold in the capital markets remains somewhat uncertain.

How will new policy initiatives from the White House affect investor sentiment? What effect will U.S. Federal Reserve actions have on global economic growth?

Over the past several years, markets have been extraordinarily volatile, and the road ahead may continue to be bumpy at times. How investors react to those bumps can make all the difference. Holding course as you navigate toward your long-term financial goals may seem difficult during turbulent times, but as we have witnessed so often in the past, making rash investment decisions based on fear and anxiety has rarely been a winning strategy.

If you have questions about your investments, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. You may also visit TIAA.org for updated performance information, as well as our 2017 Economic and Investment Outlook.

William Riegel

Chief Investment Officer

TIAA Public Investments

TIAA-CREF Life Funds  ∎  2016 Annual Report    5

Information on the TIAA-CREF Life Funds

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at TIAA.org; or

• By calling us at 800-842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

• From the SEC’s Office of Investor Education and Advocacy.

(Call 202-551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.). The members of these teams are responsible for the day-to-day investment management of the funds.

6    2016 Annual Report  ∎  TIAA-CREF Life Funds

About the funds’ benchmarks

Equity Indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in leading industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

TIAA-CREF Life Funds  ∎  2016 Annual Report    7

About the funds’ benchmarks

Fixed-income Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Composite Index

The Balanced Fund Composite Index is a composite of three unmanaged benchmark indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE Index), and fixed income (Bloomberg Barclays U.S. Aggregate Bond Index). The fund’s composite benchmark combines those public indexes in proportions that reflect the fund’s target market sector allocations.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc. FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited.

8    2016 Annual Report  ∎  TIAA-CREF Life Funds

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2016–December 31, 2016).

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with that of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Life Funds  ∎  2016 Annual Report    9

Growth Equity Fund

Performance for the twelve months ended December 31, 2016

The Growth Equity Fund returned –0.96% for the year, compared with the 7.08% return of its benchmark, the Russell 1000® Growth Index.

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. The jobless rate was 4.7% in December after remaining below 5.0% for most of the year.

Domestic equity markets gained ground during 2016. Early in the year, plunging oil prices caused concern among investors. The run-up to the U.S. presidential election saw continued volatility, but domestic stocks proved resilient, surging in the remaining six weeks of the year. The Russell 3000® Index, a broad measure of the U.S. stock market, gained 12.74%. Small-cap stocks performed best, followed by mid caps and then large caps. Value stocks topped their growth counterparts in 2016. (Returns by investment style and capitalization size are based on the Russell Indexes.)

For the ten years ended December 31, 2016, the Russell 1000 Growth Index produced an average annual gain of 8.33%, outpacing the 7.07% average annual return of the Russell 3000 Index over the same period.

The fund underperforms its benchmark

Ten of the eleven industry sectors within the fund’s benchmark advanced for the twelve months. Industrials (up 15.7%) and information technology (up 11.2%), the benchmark’s largest sector, contributed most to the index’s total return. Together, these two sectors represented more than two-fifths of the total market capitalization of the index on December 31, 2016. Telecommunication services (up 23.5%) and energy (up 22.8%) also produced sizable gains, but they had minimal impact on the benchmark’s performance given their low weight. Health care (down 6.7%) was the sole decliner in the index amid an uncertain regulatory outlook for drug makers and service providers.

The fund underperformed its benchmark mostly as a result of stock choices in the poorly performing health care sector. Overweight positions in Allergan, Norwegian Cruise Line and Alexion Pharmaceuticals were the three largest detractors as all suffered double-digit losses. Allergan’s stock underperformed due to disappointing earnings in its pharmaceuticals business, while Norwegian Cruise Line shares fell on general demand weakness. Alexion stumbled on concerns about disappointing clinical trials and questions about sales practices for its lead drug product.

Conversely, overweight positions in software provider Intuit and Netflix were the top two contributors to relative results. Intuit shares climbed on better-than-expected earnings, and Netflix benefited from revenue growth.

10    2016 Annual Report  ∎  TIAA-CREF Life Funds

Growth Equity Fund

Performance as of December 31, 2016

			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	5 years	10 years	gross	net

Growth Equity Fund	TLGQX	4/3/00	-0.96%	14.62%	8.37%	0.57%	0.52%

Russell 1000® Growth Index		–	7.08	14.50	8.33	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ∎  2016 Annual Report    11

Growth Equity Fund

Expense example

Six months ended December 31, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period*
Growth Equity Fund	(7/1/16)	(12/31/16)	(7/1/16-12/31/16)

Actual return	$1,000.00	$1,033.36	$2.66
5% annual hypothetical return	1,000.00	1,022.52	2.64

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 12/31/2016

Net assets	$74.75 million
Portfolio turnover rate	106%
Number of holdings	87
Weighted median market capitalization	$70.27 billion
Price/earnings ratio (weighted 12-month trailing average)†	32.7

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2016

More than $50 billion	61.0
More than $15 billion-$50 billion	32.3
More than $2 billion-$15 billion	6.7

Total	100.0

Portfolio composition

Sector	% of net assets as of 12/31/2016

Information technology	39.0
Consumer discretionary	20.1
Health care	14.7
Industrials	7.5
Financials	5.4
Consumer staples	5.2
Energy	3.1
Materials	3.1
Telecommunication services	0.4
Short-term investments, other assets & liabilities, net	1.5

Total	100.0

12    2016 Annual Report  ∎  TIAA-CREF Life Funds

Growth & Income Fund

Performance for the twelve months ended December 31, 2016

The Growth & Income Fund returned 8.60% for the year, compared with the 11.96% return of its benchmark, the S&P 500® Index.

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%-0.75% in mid-December. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. The jobless rate was 4.7% in December after remaining below 5.0% for most of the year.

Domestic equity markets gained ground during 2016. Early in the year, plunging oil prices caused concern among investors. Stocks were muted in June, after citizens of the United Kingdom voted to exit the European Union, but prices recovered in July. The run-up to the U.S. presidential election saw continued volatility, but domestic stocks proved resilient, surging in the remaining six weeks of the year.

The S&P 500 Index, a market capitalization-weighted index of 500 leading companies in leading industries of the U.S. economy, underperformed the 12.74% return of the broad-based Russell 3000® Index for the year. The S&P 500 holds large-cap stocks, while small caps drove the performance of the Russell index.

For the ten years ended December 31, 2016, the S&P 500 Index had an average annual return of 6.95%, versus the 7.07% average annual return of the Russell 3000 Index.

Fund’s gain falls short of the benchmark’s return

Seven of the eleven industry sectors within the benchmark ended the twelve months with a double-digit gain. These were energy (up 27.4%), telecommunication services (up 23.5%), financials (up 22.8%), industrials (up 18.9%), materials (up 16.7%), utilities (up 16.3%) and information technology (up 13.9%). This group of sectors accounted for close to two-thirds of the benchmark’s total market capitalization on December 31, 2016. Consumer discretionary, consumer staples and real estate had single-digit gains. The health care sector posted a loss.

In 2016, the fund registered a sizeable gain but did not keep pace with the benchmark, as certain stock choices did not perform as anticipated. The largest detractor was an underweight position in Verizon, followed by an overweight investment in poorly performing drug manufacturer Allergan and an out-of-benchmark holding in Norwegian Cruise Line.

The top contributor to the fund’s relative performance was an out-of-benchmark position in energy producer Continental Resources, which rose substantially along with oil prices. Overweight positions in graphics processing unit chips maker NVIDIA and Zions Bancorporation were second and third, respectively.

TIAA-CREF Life Funds  ∎  2016 Annual Report    13

Growth & Income Fund

Performance as of December 31, 2016

			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	5 years	10 years	gross	net

Growth & Income Fund	TLGWX	4/3/00	8.60%	14.29%	8.45%	0.55%	0.52%

S&P 500® Index		–	11.96	14.66	6.95	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

14    2016 Annual Report  ∎  TIAA-CREF Life Funds

Growth & Income Fund

Expense example

Six months ended December 31, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period*
Growth & Income Fund	(7/1/16)	(12/31/16)	(7/1/16-12/31/16)

Actual return	$1,000.00	$1,073.92	$2.71
5% annual hypothetical return	1,000.00	1,022.52	2.64

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 12/31/2016

Net assets	$127.28 million
Portfolio turnover rate	88%
Number of holdings	192
Weighted median market capitalization	$67.08 billion
Price/earnings ratio (weighted 12-month trailing average)†	28.9

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2016

More than $50 billion	57.3
More than $15 billion-$50 billion	21.2
More than $2 billion-$15 billion	19.0
$2 billion or less	2.5

Total	100.0

Portfolio composition

Sector	% of net assets as of 12/31/2016

Information technology	24.5
Financials	14.8
Consumer discretionary	13.6
Health care	13.3
Industrials	9.2
Consumer staples	8.9
Energy	7.9
Materials	3.5
Telecommunication services	2.0
Utilities	1.8
Real estate	0.3
Short-term investments, other assets & liabilities, net	0.2

Total	100.0

TIAA-CREF Life Funds  ∎  2016 Annual Report    15

Large-Cap Value Fund

Performance for the twelve months ended December 31, 2016

The Large-Cap Value Fund returned 18.74% for the year, compared with the 17.34% return of its benchmark, the Russell 1000® Value Index.

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. The jobless rate was 4.7% in December after remaining below 5.0% for most of the year.

Domestic equity markets gained ground during 2016. Early in the year, plunging oil prices caused concern among investors. Stocks were muted in June, after citizens of the United Kingdom voted to exit the European Union, but prices recovered in July. The run-up to the U.S. presidential election saw continued volatility, but domestic stocks proved resilient, surging in the remaining six weeks of the year. For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 12.74%. Small-cap stocks performed best, followed by mid caps and then large caps. Value stocks topped their growth counterparts in 2016. (Returns by investment style and capitalization size are based on the Russell Indexes.)

For the ten years ended December 31, 2016, the Russell 1000 Value Index registered an average annual gain of 5.72%, less than the 8.33% average annual return of the Russell 1000 Growth Index.

Stock choices propel the fund above its benchmark

All eleven industry sectors of the Russell 1000 Value Index advanced for the twelve months. Materials and energy were the best performers, rising 30.2% and 26.9%, respectively, as commodity prices generally rebounded in 2016. Industrials advanced 22.9%, and financials—the benchmark’s largest sector—rallied 22.3%. Together, these four sectors represented nearly one-half of the total market capitalization of the index on December 31, 2016. Telecommunication services rose 23.9% but had minimal impact on the benchmark’s performance given its low weight. Health care was the weakest performer, rising 3.4%.

The fund outpaced the index on the strength of successful stock selections. An out-of-benchmark investment in Advanced Micro Devices added the most value. Shares of this semiconductor maker soared in response to its improving financial health and new products. Next in line were an overweight position in industrial equipment manufacturer Terex and an out-of-benchmark investment in managed care provider WellCare Health Plans.

These positive effects were partly offset by overweight positions in pharmaceutical firm Endo International and aerospace company Triumph Group, respectively.

16    2016 Annual Report  ∎  TIAA-CREF Life Funds

Large-Cap Value Fund

Performance as of December 31, 2016

			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	5 years	10 years	gross	net

Large-Cap Value Fund	TLLVX	10/28/02	18.74%	14.68%	5.67%	0.58%	0.52%

Russell 1000® Value Index		–	17.34	14.80	5.72	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ∎  2016 Annual Report    17

Large-Cap Value Fund

Expense example

Six months ended December 31, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period*
Large-Cap Value Fund	(7/1/16)	(12/31/16)	(7/1/16-12/31/16)

Actual return	$1,000.00	$1,131.87	$2.79
5% annual hypothetical return	1,000.00	1,022.52	2.64

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 12/31/2016

Net assets	$74.68 million
Portfolio turnover rate	68%
Number of holdings	184
Weighted median market capitalization	$34.11 billion
Price/earnings ratio (weighted 12-month trailing average)†	32.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2016

More than $50 billion	47.0
More than $15 billion-$50 billion	18.2
More than $2 billion-$15 billion	29.3
$2 billion or less	5.5

Total	100.0

Portfolio composition

Sector	% of net assets as of 12/31/2016

Financials	24.6
Energy	14.5
Information technology	11.6
Industrials	9.7
Health care	9.4
Consumer staples	9.3
Consumer discretionary	7.2
Materials	5.0
Utilities	3.3
Telecommunication services	3.1
Real estate	1.5
Short-term investments, other assets & liabilities, net	0.8

Total	100.0

18    2016 Annual Report  ∎  TIAA-CREF Life Funds

Real Estate Securities Fund

Performance for the twelve months ended December 31, 2016

The Real Estate Securities Fund returned 3.96% for the year, compared with the 8.63% return of its benchmark, the FTSE NAREIT All Equity REITs Index.

For the year, the FTSE index trailed the 12.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index. However, the fund’s benchmark outperformed the 2.65% return of the broad investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Despite gains for the twelve months, the fund’s benchmark struggled in the second half of the period, when renewed concerns about rising U.S. interest rates jolted the REIT market, given its sensitivity to bond yields. The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. The jobless rate was 4.7% in December after remaining below 5.0% for most of the year.

For the ten years ended December 31, 2016, the fund’s benchmark generated an average annual return of 5.07%, underperforming the 7.07% average annual gain of the Russell 3000 Index but outpacing the 4.34% average annual return of the Bloomberg Barclays index.

All but two of the benchmark’s 16 property sectors and subsectors posted positive returns for the period. The top performers were industrial (up 30.7%), single family homes (up 26.7%), data centers (up 26.4%) and mortgage home financing (up 25.9%). The benchmark’s worst performers included self-storage (down 8.1%) and regional malls (down 5.2%).

Stock choices limit the fund’s results

In 2016, the fund advanced but did not keep pace with its benchmark, as certain stock choices did not perform as anticipated. The largest detractor was an overweight position in poorly performing NorthStar Realty Finance, a diversified commercial real estate company; followed by holdings in AvalonBay Communities and Essex Property Trust, two apartment REITs with multiple properties in major U.S. cities.

These detractors were partly counterbalanced by positive contributors to relative results. Chief among these were an investment in Rexford Industrial Realty, an industrial REIT; followed by an underweight position in HCP, which lost ground during the period, and not owning Macerich, a retail-related REIT.

During the twelve months, the fund also held stocks of several companies that are not REITs but engage in activities related to real estate.

TIAA-CREF Life Funds  ∎  2016 Annual Report    19

Real Estate Securities Fund

Performance as of December 31, 2016

			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	5 years	10 years	gross	net

Real Estate Securities Fund	TLRSX	10/28/02	3.96%	11.21%	4.43%	0.59%	0.57%

FTSE NAREIT All Equity REITs Index		–	8.63	11.98	5.07	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

20    2016 Annual Report  ∎  TIAA-CREF Life Funds

Real Estate Securities Fund

Expense example

Six months ended December 31, 2016

Real Estate Securities Fund	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period* (7/1/16–12/31/16)

Actual return	$1,000.00	$ 957.79	$2.81
5% annual hypothetical return	1,000.00	1,022.27	2.90

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 12/31/2016

Net assets	$73.39 million

Portfolio turnover rate	59%

Number of holdings	52

Weighted median market capitalization	$13.88 billion

Price/earnings ratio (weighted 12-month trailing average)†	31.8

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2016

More than $50 billion	5.1

More than $15 billion-$50 billion	42.7

More than $2 billion-$15 billion	41.3

$2 billion or less	10.9

Total	100.0

Portfolio composition

Sector	% of net assets as of 12/31/2016

Specialized REITs	35.9

Residential REITs	18.2

Retail REITs	13.9

Industrial REITs	11.5

Office REITs	11.2

Diversified REITs	1.6

IT consulting & other services	0.9

Real estate services	0.8

Mortgage REITs	0.6

Hotel & resort REITs	0.2

Short-term investments, other assets & liabilities, net	5.2

Total	100.0

TIAA-CREF Life Funds  ∎  2016 Annual Report    21

Small-Cap Equity Fund

Performance for the twelve months ended December 31, 2016

The Small-Cap Equity Fund returned 19.87% for the year, compared with the 21.31% return of its benchmark, the Russell 2000® Index.

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. The jobless rate was 4.7% in December after remaining below 5.0% for most of the year.

Domestic equity markets gained ground during 2016. Early in the year, plunging oil prices caused concern among investors. Stocks were muted in June, after citizens of the United Kingdom voted to exit the European Union, but prices recovered in July. The run-up to the U.S. presidential election saw continued volatility, but domestic stocks proved resilient, surging in the remaining six weeks of the year. For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 12.74%. Small-cap stocks performed best, followed by mid caps and then large caps. Value stocks topped their growth counterparts in 2016. (Returns by investment style and capitalization size are based on the Russell Indexes.)

For the ten years ended December 31, 2016, the Russell 2000 Index registered an average annual gain of 7.07%, and matched the average annual return of the Russell 3000 Index.

Stock selections limit the fund’s return

Ten of the eleven industry sectors in the Russell 2000 Index advanced for the twelve months. Materials and industrials—both cyclical sectors—climbed 47.9% and 32.1%, respectively, boosted by optimism about the economy and a general rise in commodity prices. Financials surged 34.7%, while information technology gained 23.7%. Together, these four sectors represented more than one-half of the total market capitalization of the index on December 31, 2016. Health care was the sole decliner in the benchmark, returning –7.4%.

In 2016, the fund registered a sizeable gain but did not keep pace with the benchmark. The largest detractor was an overweight position in Impax Laboratories, a pharmaceutical firm that faced headwinds from heightened competition. Overweight investments in electricity provider Dynegy, supercomputer manufacturer Cray and Gray Television were next in line, as each suffered losses.

These detractors were partly counterbalanced by positive contributors to relative results. Chief among these were overweight holdings in McDermott International, an energy-focused engineering and construction firm, and Callon Petroleum, respectively, both of which benefited from a rebound in oil prices.

22    2016 Annual Report  ∎  TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance as of December 31, 2016

			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	5 years	10 years	gross	net

Small-Cap Equity Fund	TLEQX	10/28/02	19.87%	15.32%	7.34%	0.63%	0.53%

Russell 2000® Index		–	21.31	14.46	7.07	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ∎  2016 Annual Report    23

Small-Cap Equity Fund

Expense example

Six months ended December 31, 2016

Small-Cap Equity Fund	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period* (7/1/16–12/31/16)

Actual return	$1,000.00	$1,212.65	$2.95
5% annual hypothetical return	1,000.00	1,022.47	2.69

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.53%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 12/31/2016

Net assets	$54.37 million

Portfolio turnover rate	91%

Number of holdings	297

Weighted median market capitalization	$2.37 billion

Price/earnings ratio (weighted 12-month trailing average)†	31.7

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2016

More than $15 billion-$50 billion	0.9

More than $2 billion-$15 billion	57.3

$2 billion or less	41.8

Total	100.0

Portfolio composition

Sector	% of net assets as of 12/31/2016

Financials	18.7

Information technology	17.8

Industrials	14.7

Consumer discretionary	12.6

Health care	12.4

Real estate	7.3

Energy	4.7

Materials	4.5

Utilities	3.2

Consumer staples	2.5

Telecommunication services	1.1

Short-term investments, other assets & liabilities, net	0.5

Total	100.0

24    2016 Annual Report  ∎  TIAA-CREF Life Funds

Social Choice Equity Fund

Performance for the twelve months ended December 31, 2016

The Social Choice Equity Fund returned 13.35% for the year, compared with the 12.74% return of its benchmark, the Russell 3000® Index. The fund uses certain social criteria, while the benchmark does not.

Because of its social criteria, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect partly caused the fund to outperform its benchmark.

The top contributors to relative performance among the Russell 3000 Index companies the fund excluded were Allergan and CVS Health. Allergan’s share price plunged when Pfizer scuttled plans to acquire the Ireland-based drug manufacturer due to new U.S. Treasury rules designed to discourage companies from merging with foreign firms in an attempt to reduce their tax implications. The share price of CVS Health tumbled in November after the drugstore chain reported disappointing financial results.

Excluding JPMorgan Chase, Chevron and AT&T detracted from the fund’s relative performance. JPMorgan Chase finished 2016 with a double-digit gain as earnings soared in the fourth quarter. Chevron’s stock advanced as it tracked the recovery in oil prices. AT&T benefited from its 2015 acquisition of DirecTV and was perceived as a safe haven stock in a volatile environment for global equities.

Stock choices aid relative performance

To compensate for the fund’s exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Overweight positions in Applied Materials, NVIDIA and Spectra Energy helped the fund outperform its benchmark. Semiconductor manufacturing equipment supplier Applied Materials benefited as key customers are expected to spend more to implement the latest technologies. NVIDIA’s stock rose to a record high on strong sales growth driven by initiatives to produce graphics processing unit chips for artificial intelligence, virtual reality and driverless cars. Spectra Energy’s stock soared when the company agreed to be acquired by fellow energy pipeline owner Enbridge.

Gains from these contributors were partly offset by overweight positions in biotechnology company Gilead Sciences and Nike. Gilead Sciences’ stock price fell in April after management reported a disappointing drop in revenue and profits. Nike suffered from slowing sales growth and increased competition.

TIAA-CREF Life Funds  ∎  2016 Annual Report    25

Social Choice Equity Fund

Performance as of December 31, 2016

			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	5 years	10 years	gross	net

Social Choice Equity Fund	TLCHX	4/3/00	13.35%	13.36%	6.72%	0.28%	0.22%

Russell 3000® Index		–	12.74	14.67	7.07	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

26    2016 Annual Report  ∎  TIAA-CREF Life Funds

Social Choice Equity Fund

Expense example

Six months ended December 31, 2016

Social Choice Equity Fund	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period* (7/1/16–12/31/16)

Actual return	$1,000.00	$1,088.08	$1.15
5% annual hypothetical return	1,000.00	1,024.03	1.12

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 12/31/2016

Net assets	$52.59 million

Portfolio turnover rate	21%

Number of holdings	616

Weighted median market capitalization	$38.28 billion

Price/earnings ratio (weighted 12-month trailing average)†	23.9

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2016

More than $50 billion	42.8

More than $15 billion-$50 billion	37.9

More than $2 billion-$15 billion	15.4

$2 billion or less	3.9

Total	100.0

Portfolio composition

Sector	% of net assets as of 12/31/2016

Information technology	19.1

Financials	16.1

Health care	13.0

Consumer discretionary	12.2

Industrials	10.6

Consumer staples	8.2

Energy	7.0

Real estate	4.7

Materials	4.0

Utilities	2.9

Telecommunication services	2.2

Total	100.0

TIAA-CREF Life Funds  ∎  2016 Annual Report    27

Stock Index Fund

Performance for the twelve months ended December 31, 2016

The Stock Index Fund returned 12.71% for the year, compared with the 12.74% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the fund’s return lagged that of its benchmark index primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. The jobless rate was 4.7% in December after remaining below 5.0% for most of the year.

Domestic equity markets gained ground during 2016. Early in the year, plunging oil prices caused concern among investors. Stocks were muted in June, after citizens of the United Kingdom voted to exit the European Union, but prices recovered in July. The run-up to the U.S. presidential election saw continued volatility, but domestic stocks proved resilient, surging in the remaining six weeks of the year. Small-cap stocks performed best, followed by mid caps and then large caps. Value stocks topped their growth counterparts in 2016. (Returns by investment style and capitalization size are based on the Russell Indexes.)

Ten of eleven sectors post positive returns

Ten of the eleven industry sectors in the fund’s benchmark index delivered positive performance for the twelve months. Energy (up 26.9%) performed best as oil prices rebounded over the course of the year. Financials (up 22.7%) and information technology (up 13.8%) contributed the most to the index’s total return given their substantial weights. Together, these three sectors represented more than two-fifths of the total market capitalization of the index on December 31, 2016. Telecommunication services (up 23.9%) and materials (up 21.8%) also produced sizable gains, but they had minimal impact on the benchmark’s performance given their low weight. Health care (down 3.1%) was the sole decliner in the index amid an uncertain regulatory outlook for drug makers and service providers.

Four of the benchmark’s five largest stocks outperformed the benchmark for the twelve months—JPMorgan Chase, Exxon Mobil, Johnson & Johnson and Microsoft all generated substantial gains. In contrast, Apple, the benchmark’s largest stock, modestly underperformed the broad market, as measured by the index.

28    2016 Annual Report  ∎  TIAA-CREF Life Funds

Stock Index Fund

Performance as of December 31, 2016

			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	5 years	10 years	gross	net

Stock Index Fund	TLSTX	1/4/99	12.71%	14.60%	7.06%	0.11%	0.09%

Russell 3000® Index		–	12.74	14.67	7.07	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Life Funds  ∎  2016 Annual Report    29

Stock Index Fund

Expense example

Six months ended December 31, 2016

Stock Index Fund	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period* (7/1/16–12/31/16)

Actual return	$1,000.00	$1,087.66	$0.47
5% annual hypothetical return	1,000.00	1,024.68	0.46

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 12/31/2016

Net assets	$364.79 million

Portfolio turnover rate	12%

Number of holdings	2,921

Weighted median market capitalization	$54.97 billion

Price/earnings ratio (weighted 12-month trailing average)†	24.3

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2016

More than $50 billion	51.8

More than $15 billion-$50 billion	22.3

More than $2 billion-$15 billion	21.5

$2 billion or less	4.4

Total	100.0

Portfolio composition

Sector	% of net assets as of 12/31/2016

Information technology	19.5

Financials	15.8

Health care	12.6

Consumer discretionary	12.3

Industrials	10.9

Consumer staples	8.2

Energy	6.9

Real estate	3.9

Materials	3.3

Utilities	3.1

Telecommunication services	2.4

Short-term investments, other assets & liabilities, net	1.1

Total	100.0

30    2016 Annual Report  ∎  TIAA-CREF Life Funds

International Equity Fund

Performance for the twelve months ended December 31, 2016

The International Equity Fund returned 1.06% for the year, compared with the 1.00% return of its benchmark, the MSCI EAFE Index.

While the U.S. economy strengthened during 2016, lackluster economies in foreign developed markets required more central bank support. Oil prices fell below $27 in mid-February, but recovered to above $54 per barrel by year-end. Stocks were muted in June, after the United Kingdom’s citizens voted to exit the European Union, but prices recovered in July. As November approached, international markets were generally more volatile amid uncertainties related to the U.S. presidential race. U.S. stocks surged after the election and international equities also saw gains. In mid-December, the U.S. Federal Reserve raised its federal funds target rate to 0.50%–0.75%—the first increase since the Fed raised this key short-term benchmark in December 2015.

Market performance varied significantly across countries. U.S.-dollar strength created a headwind for many overseas markets. In particular, returns for eurozone stocks were reduced when converted into U.S. dollars. United Kingdom stocks had a double-digit gain in local currency, but declined slightly in U.S.-dollar terms. Conversely, Japan’s local-currency return was negative, but when translated into U.S. dollars, the result was positive.

Stock choices aid relative performance

The fund slightly outperformed its benchmark for the year. Relative performance was helped most by an overweight position in adidas, an athletic and sports lifestyle products developer. Weir Group, a designer and manufacturer of engineered products, and Schneider Electric, a French multinational corporation specializing in energy management and automation, were next inline.

An overweight position in Sky, a British entertainment company providing pay television and communications services, detracted most, followed by Accor, a French hotel operator. Not being invested in Royal Dutch Shell also detracted from relative results, as the energy giant produced double-digit gains.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

TIAA-CREF Life Funds  ∎  2016 Annual Report    31

International Equity Fund

Performance as of December 31, 2016

			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	5 years	10 years	gross	net

International Equity Fund	TLINX	4/3/00	1.06%	8.48%	0.73%	0.66%	0.60%

MSCI EAFE Index		–	1.00	6.53	0.75	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

32    2016 Annual Report  ∎  TIAA-CREF Life Funds

International Equity Fund

Expense example

Six months ended December 31, 2016

International Equity Fund	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period* (7/1/16-12/31/16)

Actual return	$1,000.00	$1,037.27	$3.07

5% annual hypothetical return	1,000.00	1,022.12	3.05

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 12/31/2016

Net assets	$88.74 million

Portfolio turnover rate	94%

Number of holdings	61

Weighted median market capitalization	$24.37 billion

Price/earnings ratio (weighted 12-month trailing average)†	25.7

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 12/31/2016

Industrials	23.1

Consumer discretionary	20.6

Financials	20.1

Consumer staples	11.4

Materials	10.7

Health care	5.0

Information technology	4.0

Energy	2.0

Short-term investments, other assets & liabilities, net	3.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2016

More than $50 billion	5.8

More than $15 billion-$50 billion	54.3

More than $2 billion-$15 billion	38.6

$2 billion or less	1.3

Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2016

France	25.5

Japan	16.4

Germany	14.1

India	10.7

United Kingdom	9.4

Italy	5.6

Switzerland	4.7

Netherlands	2.1

9 other nations	9.4

Short-term investments	2.1

Total	100.0

TIAA-CREF Life Funds  ∎  2016 Annual Report    33

Bond Fund

Performance for the twelve months ended December 31, 2016

The Bond Fund returned 4.23% for the year, compared with the 2.65% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December—the first increase since the Fed raised this key short-term benchmark a year earlier. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. This exceeded the 0.8% and 1.4% annualized GDP growth in the first and second quarters, respectively. The U.S. unemployment rate was 4.7% in December, after remaining below 5.0% for most of the year. The yield on the 10-Year U.S. Treasury Bond—a key long-term interest-rate benchmark—rose slightly, from 2.27% on December 31, 2015, to 2.45% on December 31, 2016 (bond yields move in the opposite direction of prices).

The fund outperforms its benchmark during the period

For much of 2016, uncertainty over the potential for Federal Reserve interest-rate increases and the U.S. presidential election caused investors to seek the relative safety (compared to riskier asset classes) of fixed-income securities. At the same time, however, higher-yielding fixed-income sectors, such as corporate investment-grade and commercial mortgage-backed securities (CMBS), benefited from continued U.S. economic growth, steady labor markets and a reduced aversion to risk among investors seeking higher income.

For the twelve-month period, the benchmark’s returns were driven primarily by corporate bonds, which gained 6.1% and accounted for 25.2% of the index’s total market capitalization. U.S. Treasuries, the largest index sector at 36.4%, and mortgage-backed securities, with a weighting of 27.5%, rose 1.0% and 1.7%, respectively. All sectors in the benchmark had positive performance, with notable gains from municipals, which returned 4.2%, and CMBS, which returned 3.3%.

The fund strongly outperformed its benchmark during the period, with the largest contribution to relative performance coming from an overweight allocation to corporate bonds, although yield curve positioning and security selection among corporates were also beneficial. The next-largest contributors were commercial mortgage-backed securities, in which the fund was overweight, and government credit securities, where favorable allocation and security selection contributed.

By contrast, the fund’s relative performance was hurt by yield curve positioning and security selection in U.S. Treasuries. A small position in cash also detracted.

34    2016 Annual Report  ∎  TIAA-CREF Life Funds

Bond Fund

Performance as of December 31, 2016

			Total return	Average annual total return		Annual operating expenses*

	Ticker	Inception date	1 year	5 years	10 years	gross	net

Bond Fund	TLBDX	7/8/03	4.23%	3.08%	4.18%	0.39%	0.35%

Bloomberg Barclays U.S. Aggregate Bond Index		–	2.65	2.23	4.34	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

30-day SEC yield†

30-day period ended 12/31/2016	2.91%

†

The TIAA-CREF Life Bond Fund’s 30-day SEC yield is the annualized current rate of investment income, calculated using a Securities and Exchange Commission formula that includes the fund’s net income (based on the yield to maturity of each bond it holds), the average number of outstanding fund shares during the previous 30-day period shown and the maximum offering price per share on the last day of the reporting period.

TIAA-CREF Life Funds  ∎  2016 Annual Report    35

Bond Fund

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

Expense example

Six months ended December 31, 2016

Bond Fund	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period* (7/1/16-12/31/16)

Actual return	$1,000.00	$ 985.35	$1.75

5% annual hypothetical return	1,000.00	1,023.38	1.78

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

36    2016 Annual Report  ∎  TIAA-CREF Life Funds

Bond Fund

Fund profile

as of 12/31/2016

Net assets	$177.84 million

Portfolio turnover rate	217%

Portfolio turnover rate, excluding mortgage dollar roll transactions	143%

Number of issues	792

Option-adjusted duration*	5.61 years

Average maturity†	7.84 years

*

Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.

†	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets as of 12/31/2016

Corporate bonds	34.1

Mortgage-backed securities‡	19.7

Foreign government & corporate bonds denominated in U.S. dollars	15.7

U.S. Treasury securities	12.8

Commercial mortgage-backed securities & other mortgage-backed securities	9.1

Asset-backed securities	3.5

Bank loan obligations	0.8

U.S. agency securities	0.3

Preferred stock	0.1

Short-term investments, other assets & liabilities, net	3.9

Total	100.0

‡	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2016

Less than 1 year	9.7

1-3 years	12.3

3-5 years	18.2

5-10 years	47.1

Over 10 years	12.7

Total	100.0

Holdings by credit quality§

% of fixed-income investments (excluding short-term investments) as of 12/31/2016

Aaa/AAA	35.0

Aa/AA	2.9

A/A	17.3

Baa/BBB	32.4

Ba/BB	4.3

B/B	3.4

Below B/B	3.5

Non-rated	1.2

Total	100.0

§

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

TIAA-CREF Life Funds  ∎  2016 Annual Report    37

Money Market Fund

Performance for the twelve months ended December 31, 2016

The Money Market Fund returned 0.28% for the period, compared with the 0.08% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December—the first increase in twelve months. In the third quarter, economic growth increased to an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation.

Money Market Fund restructuring becomes effective, fund benefits from rate hike

As a result of amendments to the Securities and Exchange Commision (SEC) regulations concerning all money market funds, the TIAA-CREF Life Funds board approved the conversion of the fund to a “government money market fund” (a “government fund”). This restructuring became effective on October 14, 2016. As a government fund, the Money Market Fund invests 99.5% or more of its total assets in cash, U.S. government securities and/or repurchase agreements (“repos”) collateralized fully by cash or U.S. government securities. Many other U.S. money market funds also have restructured as government funds, resulting in an increase in demand for short-term U.S. Treasuries and other short-term U.S. government securities.

During the fourth quarter of 2016, as economic growth picked up, markets began to price in a December rate hike. As a result, yields on LIBOR—a key interest-rate benchmark for money market funds—rose during the final months, with short-term rates rising more than long-term rates. For the year, one-month LIBOR yields rose from 0.43% on December 31, 2015, to 0.77% on December 31, 2016—an increase of almost 80%. Three-month LIBOR rates rose from 0.61% to 1.00%, up 63%. By contrast, six-month LIBOR rose from 0.85% to 1.32% (up 56%) and twelve-month LIBOR rose from 1.18% to 1.69% (up 43%) over the same period.

In pursuit of additional yield, the fund sought to purchase floating-rate government agency paper in order to capture slightly higher yields. This strategy was generally successful, especially since one- and three-month LIBOR yields benefited the most from the Fed’s recent rate hike. As of December 27, 2016, the fund’s weighted average maturity was 47 days, versus 46 days for the average iMoneyNet fund.

38    2016 Annual Report  ∎  TIAA-CREF Life Funds

Money Market Fund

Net annualized yield for the 7 days ended December 27, 2016*

	Current yield	Effective yield

Money Market Fund	0.37%	0.37%
iMoneyNet Money Fund Averages—All Government†	0.15	0.15

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2016

			Total return	Average annual total return		Annual operating expenses‡
	Ticker	Inception date	1 year	5 years	10 years	gross	net

Money Market Fund	TLMXX	7/8/03	0.28%	0.06%	0.91%	0.23%	0.15%

iMoneyNet Money Fund Averages-All Government†		–	0.08	0.02	0.63	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You could lose money by investing in the TIAA-CREF Life Money Market Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does total return.

†

The iMoneyNet Money Fund Averages–All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating rate notes. You cannot invest in it directly. Effective October 1, 2016, the iMoneyNet Money Fund Averages-All Taxable peer group was changed to the iMoneyNet Money Fund Averages–All Government.

‡

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

TIAA-CREF Life Funds  ∎  2016 Annual Report    39

Money Market Fund

Expense example

Six months ended December 31, 2016

Money Market Fund	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period* (7/1/16-12/31/16)

Actual return	$1,000.00	$1,001.49	$0.75

5% annual hypothetical return	1,000.00	1,024.38	0.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 12/31/2016

Net assets	$78.26 million

Number of issues	132

Portfolio composition

% of net assets as of 12/31/2016

U.S. government agency securities	61.0

U.S. Treasury securities	20.9

Floating-rate securities, government	18.7

Other assets & liabilities, net	-0.6

Total	100.0

40    2016 Annual Report  ∎  TIAA-CREF Life Funds

Balanced Fund

Performance for the twelve months ended December 31, 2016

The Balanced Fund returned 6.14% for the year, compared with the 6.63% return of its benchmark, the Balanced Fund Composite Index, which is a weighted average of the Russell 3000® Index, the MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%-0.75% in mid-December. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. The jobless rate was 4.7% in December after remaining below 5.0% for most of the year.

For the twelve months, U.S. stocks, as measured by the broad Russell 3000 Index, rose 12.74%. Small-cap stocks performed best, followed by mid caps and then large caps. Value stocks topped their growth counterparts in 2016. (Returns by investment style and capitalization size are based on the Russell Indexes.) The MSCI EAFE Index, which measures the performance of stocks in 21 developed markets outside North America, returned 1.00%, in U.S.-dollar terms, but rose 5.34% in local currency.

The broad investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced 2.65%. All sectors in the benchmark had positive performance, with notable gains from corporate bonds, municipals and commercial mortgage-backed securities. The yield on the 10-Year U.S. Treasury Bond—a key long-term interest-rate benchmark—rose slightly, from 2.27% on December 31, 2015, to 2.45% on December 31, 2016 (bond yields move in the opposite direction of prices).

U.S. growth stocks hinder the fund’s performance versus its benchmark

In 2016, the fund’s absolute performance benefited from positive returns from stocks and bonds held by the underlying funds of the Balanced Fund. The fund’s U.S. stock holdings contributed most to these gains.

The fund lagged its composite benchmark for the year primarily due to the underperformance of certain underlying domestic equity funds. Chief among these were the Growth Equity Fund, the Growth & Income Fund and the Real Estate Securities Fund.

On the positive side, the fund’s performance relative to its benchmark benefited from investments in the Bond Fund, which was the largest contributor, as well as the Large-Cap Value Fund and the International Equity Fund.

(Performance for the Balanced Fund’s underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Life Funds  ∎  2016 Annual Report    41

Balanced Fund

Performance as of December 31, 2016

			Total return	Average annual total return	Annual operating expenses*†

	Ticker	Inception date	1 year	since inception	gross	net

Balanced Fund	TLBAX	1/31/14	6.14%	4.99%	0.64%	0.51%

Balanced Fund Composite Index‡		–	6.63	5.36§

Broad market indexes
Bloomberg Barclays
U.S. Aggregate Bond Index		–	2.65	2.60§	–	–
Russell 3000® Index		–	12.74	9.89§	–	–

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

†

The gross and net annual operating expenses include acquired fund fees and expenses, which are the fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by fund shareholders. Instead, shareholders bear these expenses indirectly because they reduce fund performance.

‡

On December 31, 2016, the Balanced Fund Composite Index consisted of: 50.0% Bloomberg Barclays U.S. Aggregate Bond Index, 40.0% Russell 3000 Index and 10.0% MSCI EAFE Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

§	Performance is calculated from the inception date of the fund.

42    2016 Annual Report  ∎  TIAA-CREF Life Funds

Balanced Fund

$10,000 invested at fund’s inception

(Inception: January 31, 2014)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark and of a broad market index during the same period.

Expense example

Period ended December 31, 2016

Balanced Fund	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period* (7/1/16-12/31/16)	Effective expenses paid during period† (7/1/16-12/31/16)

Actual return	$1,000.00	$1,027.85	$0.51	$2.60

5% annual hypothetical return	1,000.00	1,024.63	0.51	2.59

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.10%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

†

“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.51%.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ∎  2016 Annual Report    43

Balanced Fund

Fund profile

as of 12/31/2016

Net assets	$49.96 million

Asset allocation

% of net assets as of 12/31/2016

Equity

U.S. equity	40.4

International equity	10.2

Fixed income	49.3

Other assets & liabilities, net	0.1

Total	100.0

Target allocation

44    2016 Annual Report  ∎  TIAA-CREF Life Funds

Summary portfolio of investments

Growth Equity Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$39,332	0.1%

BANKS
46,352		Bank of America Corp	1,024,379	1.4
7,661		JPMorgan Chase & Co	661,068	0.9

			1,685,447	2.3

CAPITAL GOODS
5,409		Northrop Grumman Corp	1,258,025	1.7
5,453		Parker Hannifin Corp	763,420	1.0
		Other	963,885	1.3

			2,985,330	4.0

COMMERCIAL & PROFESSIONAL SERVICES
25,859		Nielsen NV	1,084,785	1.5
		Other	520,031	0.6

			1,604,816	2.1

CONSUMER DURABLES & APPAREL			1,265,070	1.7

CONSUMER SERVICES
26,755		Starbucks Corp	1,485,437	2.0
		Other	1,306,029	1.7

			2,791,466	3.7

DIVERSIFIED FINANCIALS
6,382		Ameriprise Financial, Inc	708,019	0.9
6,332		CME Group, Inc	730,396	1.0
2,709		Goldman Sachs Group, Inc	648,670	0.9
		Other	249,093	0.3

			2,336,178	3.1

ENERGY
5,304	*	Concho Resources, Inc	703,310	0.9
8,907		EOG Resources, Inc	900,498	1.2
		Other	698,301	1.0

			2,302,109	3.1

FOOD & STAPLES RETAILING
4,961		Costco Wholesale Corp	794,306	1.1

			794,306	1.1

FOOD, BEVERAGE & TOBACCO
6,762		Molson Coors Brewing Co (Class B)	658,010	0.9
22,696	*	Monster Beverage Corp	1,006,341	1.3
		Other	388,581	0.5

			2,052,932	2.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	45

Summary portfolio of investments	continued

Growth Equity Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
19,886	*	Cerner Corp	$942,000	1.3%
1,734	*	Intuitive Surgical, Inc	1,099,651	1.5
11,571		UnitedHealth Group, Inc	1,851,823	2.5
		Other	149,930	0.1

			4,043,404	5.4

HOUSEHOLD & PERSONAL PRODUCTS
13,553		Estee Lauder Cos (Class A)	1,036,669	1.4

			1,036,669	1.4

MATERIALS
10,936		Monsanto Co	1,150,576	1.5
2,744		Sherwin-Williams Co	737,423	1.0
		Other	401,694	0.6

			2,289,693	3.1

MEDIA
22,314		Comcast Corp (Class A)	1,540,782	2.1
13,165		Walt Disney Co	1,372,056	1.8
		Other	538,798	0.7

			3,451,636	4.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,737	*	Allergan plc	1,414,837	1.9
12,906		Bristol-Myers Squibb Co	754,227	1.0
13,115	*	Celgene Corp	1,518,061	2.0
10,934		Eli Lilly & Co	804,196	1.1
4,777		Shire plc (ADR)	813,905	1.1
25,985		Zoetis, Inc	1,390,977	1.9
		Other	235,524	0.3

			6,931,727	9.3

RETAILING
3,592	*	Amazon.com, Inc	2,693,533	3.6
5,939		Expedia, Inc	672,770	0.9
10,840		Home Depot, Inc	1,453,427	1.9
20,765		Industria De Diseno Textil S.A.	707,380	0.9
8,280	*	NetFlix, Inc	1,025,064	1.4
501	*	Priceline.com, Inc	734,496	1.0
		Other	199,414	0.3

			7,486,084	10.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
6,106		Nvidia Corp	651,755	0.9
12,570		Qualcomm, Inc	819,564	1.1
		Other	1,441,713	1.9

			2,913,032	3.9

SOFTWARE & SERVICES
21,298	*	Adobe Systems, Inc	2,192,629	2.9
2,234	*	Alphabet, Inc (Class A)	1,770,333	2.4

46	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Growth Equity Fund  ▪  December 31, 2016

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
3,676	*	Alphabet, Inc (Class C)		$2,837,210	3.8%
8,215		Automatic Data Processing, Inc		844,338	1.1
20,861	*	Facebook, Inc		2,400,058	3.2
21,635		Intuit, Inc		2,479,587	3.3
17,299		MasterCard, Inc (Class A)		1,786,122	2.4
59,183		Microsoft Corp		3,677,632	4.9
18,085	*	PayPal Holdings, Inc		713,815	1.0
20,150	*	salesforce.com, Inc		1,379,469	1.9
26,874		Visa, Inc (Class A)		2,096,710	2.8
		Other		1,880,826	2.4

				24,058,729	32.1

TECHNOLOGY HARDWARE & EQUIPMENT
16,216		Apple, Inc		1,878,137	2.5
		Other		364,396	0.5

				2,242,533	3.0

TELECOMMUNICATION SERVICES				304,573	0.4

TRANSPORTATION
10,042		Union Pacific Corp		1,041,155	1.4

				1,041,155	1.4

		TOTAL COMMON STOCKS	(Cost $56,042,831)	73,656,221	98.5

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,450,000		Federal Home Loan Bank (FHLB)
		0.300%, 01/03/17		1,450,000	1.9

				1,450,000	1.9

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,449,976)	1,450,000	1.9

		TOTAL PORTFOLIO	(Cost $57,492,807)	75,106,221	100.4
		OTHER ASSETS & LIABILITIES, NET		(360,312)	(0.4)

		NET ASSETS		$74,745,909	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

At 12/31/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $122,212 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	47

Summary portfolio of investments

Growth & Income Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
BANKS
116,879		Bank of America Corp	$2,583,026	2.0%
31,078		JPMorgan Chase & Co	2,681,721	2.1
24,854		Wells Fargo & Co	1,369,704	1.1
21,602		Zions Bancorporation	929,750	0.7
		Other	3,482,914	2.7

			11,047,115	8.6

CAPITAL GOODS
55,022	n	General Electric Co	1,738,695	1.4
11,319	n	Honeywell International, Inc	1,311,306	1.0
7,807		Illinois Tool Works, Inc	956,045	0.8
3,755		Northrop Grumman Corp	873,338	0.7
6,660		Parker Hannifin Corp	932,400	0.7
		Other	3,459,144	2.7

			9,270,928	7.3

COMMERCIAL & PROFESSIONAL SERVICES
12,149		Waste Management, Inc	861,486	0.7

			861,486	0.7

CONSUMER DURABLES & APPAREL			3,463,404	2.7

CONSUMER SERVICES			1,690,862	1.3

DIVERSIFIED FINANCIALS
23,762		Morgan Stanley	1,003,944	0.8
		Other	2,654,234	2.1

			3,658,178	2.9

ENERGY
14,481		Chevron Corp	1,704,414	1.3
7,515	*	Concho Resources, Inc	996,489	0.8
20,781	*	Continental Resources, Inc	1,071,053	0.8
14,985		EOG Resources, Inc	1,514,983	1.2
		Other	4,704,717	3.8

			9,991,656	7.9

FOOD & STAPLES RETAILING			588,073	0.5

FOOD, BEVERAGE & TOBACCO
19,944		Mondelez International, Inc	884,117	0.7
13,729		PepsiCo, Inc	1,436,465	1.1
15,691		Philip Morris International, Inc	1,435,570	1.1
		Other	4,971,000	4.0

			8,727,152	6.9

48	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Growth & Income Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
42,172	*	Boston Scientific Corp	$912,180	0.7%
		Other	4,865,566	3.8

			5,777,746	4.5

HOUSEHOLD & PERSONAL PRODUCTS
16,589		Procter & Gamble Co	1,394,803	1.1
		Other	570,825	0.4

			1,965,628	1.5

INSURANCE
16,401		American International Group, Inc	1,071,149	0.8
5,814	*	Berkshire Hathaway, Inc (Class B)	947,566	0.8
7,713		Chubb Ltd	1,019,041	0.8
16,038		Metlife, Inc	864,288	0.7
		Other	255,405	0.2

			4,157,449	3.3

MATERIALS
25,632		Dow Chemical Co	1,466,663	1.2
		Other	2,918,304	2.3

			4,384,967	3.5

MEDIA
22,294		Comcast Corp (Class A)	1,539,401	1.2
9,670		Time Warner, Inc	933,445	0.7
12,617		Walt Disney Co	1,314,944	1.0
		Other	1,289,699	1.1

			5,077,489	4.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
16,332		Bristol-Myers Squibb Co	954,442	0.8
7,473	*,n	Celgene Corp	865,000	0.7
20,164		Eli Lilly & Co	1,483,062	1.2
25,881	n	Merck & Co, Inc	1,523,614	1.2
57,612		Pfizer, Inc	1,871,238	1.5
		Other	4,419,962	3.4

			11,117,318	8.8

REAL ESTATE			332,156	0.3

RETAILING
3,418	*	Amazon.com, Inc	2,563,056	2.0
14,367		Home Depot, Inc	1,926,327	1.5
		Other	2,536,024	2.1

			7,025,407	5.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	49

Summary portfolio of investments	continued

Growth & Income Fund  ▪  December 31, 2016

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
27,418		Applied Materials, Inc		$884,779	0.7%
4,989		Broadcom Ltd		881,906	0.7
32,275		Intel Corp		1,170,614	0.9
8,924		Nvidia Corp		952,548	0.7
		Other		3,113,245	2.4

				7,003,092	5.4

SOFTWARE & SERVICES
4,309	*	Alphabet, Inc (Class C)		3,325,772	2.6
14,526	*	Facebook, Inc		1,671,216	1.3
13,730		MasterCard, Inc (Class A)		1,417,623	1.1
54,985		Microsoft Corp		3,416,768	2.7
13,935	*,n	salesforce.com, Inc		953,990	0.7
		Other		6,515,575	5.1

				17,300,944	13.5

TECHNOLOGY HARDWARE & EQUIPMENT
39,767		Apple, Inc		4,605,814	3.6
32,274		Cisco Systems, Inc		975,320	0.8
		Other		1,710,973	1.2

				7,292,107	5.6

TELECOMMUNICATION SERVICES
40,549		AT&T, Inc		1,724,549	1.4
		Other		769,311	0.6

				2,493,860	2.0

TRANSPORTATION
8,183		United Parcel Service, Inc (Class B)		938,099	0.7
		Other		672,863	0.5

				1,610,962	1.2

UTILITIES
7,367		NextEra Energy, Inc		880,062	0.7
		Other		1,350,578	1.1

				2,230,640	1.8

		TOTAL COMMON STOCKS	(Cost $96,632,660)	127,068,619	99.8

PURCHASED OPTIONS
CONSUMER SERVICES				245	0.0

DIVERSIFIED FINANCIALS				230	0.0

FOOD, BEVERAGE & TOBACCO				1,682	0.0

50	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Growth & Income Fund  ▪  December 31, 2016

Shares		Company		Value	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				$14,473	0.0%

		TOTAL PURCHASED OPTIONS	(Cost $15,828)	16,630	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				574,999	0.5

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,314,509	c	State Street Navigator Securities Lending Government Money Market Portfolio		1,314,509	1.0

				1,314,509	1.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,889,499)	1,889,508	1.5

		TOTAL PORTFOLIO	(Cost $98,537,987)	128,974,757	101.3
		OTHER ASSETS & LIABILITIES, NET		(1,698,600)	(1.3)

		NET ASSETS		$127,276,157	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

At 12/31/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $466,200 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

At 12/31/2016, the aggregate value of securities on loan is $1,281,590.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	51

Summary portfolio of investments

Large-Cap Value Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$237,582	0.3%

BANKS
99,356		Bank of America Corp	2,195,768	2.9
20,764		Citigroup, Inc	1,234,005	1.7
7,728		Comerica, Inc	526,354	0.7
13,753		JPMorgan Chase & Co	1,186,746	1.6
36,368		Regions Financial Corp	522,244	0.7
40,455		Wells Fargo & Co	2,229,475	3.0
13,160		Zions Bancorporation	566,406	0.8
		Other	794,688	1.0

			9,255,686	12.4

CAPITAL GOODS
14,313	*	Colfax Corp	514,266	0.7
38,137		General Electric Co	1,205,129	1.6
4,287		L3 Technologies, Inc	652,095	0.9
		Other	3,337,432	4.4

			5,708,922	7.6

CONSUMER DURABLES & APPAREL			1,553,275	2.1

CONSUMER SERVICES			1,956,172	2.6

DIVERSIFIED FINANCIALS
7,255		Goldman Sachs Group, Inc	1,737,210	2.3
11,134		State Street Corp	865,334	1.2
25,020		Synchrony Financial	907,475	1.2
		Other	1,521,799	2.0

			5,031,818	6.7

ENERGY
8,269		Baker Hughes, Inc	537,237	0.7
36,464		Cenovus Energy, Inc	551,700	0.7
12,460		Chevron Corp	1,466,542	2.0
14,581		EOG Resources, Inc	1,474,139	2.0
11,080		Exxon Mobil Corp	1,000,081	1.3
28,382	*	Matador Resources Co	731,120	1.0
30,776		Nabors Industries Ltd	504,727	0.7
12,681	*	RSP Permian, Inc	565,826	0.8
7,131		Schlumberger Ltd	598,648	0.8
23,295		Williams Cos, Inc	725,406	1.0
		Other	2,663,375	3.5

			10,818,801	14.5

FOOD & STAPLES RETAILING			770,548	1.0

52	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Large-Cap Value Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
14,966		ConAgra Foods, Inc	$591,905	0.8%
9,325		Kraft Heinz Co	814,259	1.1
29,832		Mondelez International, Inc	1,322,453	1.8
10,158		Philip Morris International, Inc	929,355	1.3
16,795		Pinnacle Foods, Inc	897,693	1.2
		Other	694,364	0.8

			5,250,029	7.0

HEALTH CARE EQUIPMENT & SERVICES
27,855		Abbott Laboratories	1,069,910	1.4
4,192		Cigna Corp	559,171	0.8
		Other	1,195,758	1.6

			2,824,839	3.8

HOUSEHOLD & PERSONAL PRODUCTS
11,095		Procter & Gamble Co	932,868	1.3

			932,868	1.3

INSURANCE
10,167		American International Group, Inc	664,007	0.9
4,192	*	Berkshire Hathaway, Inc (Class B)	683,212	0.9
3,789		Chubb Ltd	500,603	0.7
11,972		Metlife, Inc	645,171	0.9
		Other	1,669,977	2.1

			4,162,970	5.5

MATERIALS
47,199	*	Louisiana-Pacific Corp	893,477	1.2
		Other	2,844,919	3.8

			3,738,396	5.0

MEDIA			373,744	0.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
12,594		Agilent Technologies, Inc	573,783	0.8
3,409	*	Allergan plc	715,924	1.0
9,165		Johnson & Johnson	1,055,900	1.4
11,856		Merck & Co, Inc	697,963	0.9
30,911		Pfizer, Inc	1,003,989	1.3
		Other	141,637	0.2

			4,189,196	5.6

REAL ESTATE			1,081,447	1.5

RETAILING
60,851	*	JC Penney Co, Inc	505,672	0.7
		Other	719,042	1.0

			1,224,714	1.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	53

Summary portfolio of investments	continued

Large-Cap Value Fund  ▪  December 31, 2016

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
70,937	*	Advanced Micro Devices, Inc		$804,426	1.1%
20,981		Intel Corp		760,981	1.0
		Other		1,900,439	2.5

				3,465,846	4.6

SOFTWARE & SERVICES
15,627		Oracle Corp		600,858	0.8
		Other		2,200,042	3.0

				2,800,900	3.8

TECHNOLOGY HARDWARE & EQUIPMENT
29,577		Cisco Systems, Inc		893,817	1.2
		Other		1,516,486	2.0

				2,410,303	3.2

TELECOMMUNICATION SERVICES
32,647		AT&T, Inc		1,388,477	1.9
		Other		920,866	1.2

				2,309,343	3.1

TRANSPORTATION
8,655		Union Pacific Corp		897,350	1.2
		Other		667,330	0.9

				1,564,680	2.1

UTILITIES
6,305		NextEra Energy, Inc		753,196	1.0
		Other		1,700,172	2.3

				2,453,368	3.3

		TOTAL COMMON STOCKS	(Cost $59,426,376)	74,115,447	99.2

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$500,000		Federal Home Loan Bank (FHLB)
		0.300%, 01/03/17		500,000	0.7

				500,000	0.7

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
383,044	c	State Street Navigator Securities Lending Government Money Market Portfolio		383,044	0.5

				383,044	0.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $883,035)	883,044	1.2

		TOTAL PORTFOLIO	(Cost $60,309,411)	74,998,491	100.4
		OTHER ASSETS & LIABILITIES, NET		(318,655)	(0.4)

		NET ASSETS		$74,679,836	100.0%

54	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Value Fund  ▪  December 31, 2016

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

At 12/31/2016, the aggregate value of securities on loan is $372,296.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	55

Summary portfolio of investments

Real Estate Securities Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
DIVERSIFIED REITS
90,000		Spirit Realty Capital, Inc	$977,400	1.3%
		Other	183,600	0.3

			1,161,000	1.6

HOTEL & RESORT REITS			177,170	0.2

INDUSTRIAL REITS
75,000		Prologis, Inc	3,959,250	5.4
150,000		Rexford Industrial Realty, Inc	3,478,500	4.7
35,000		Terreno Realty Corp	997,150	1.4

			8,434,900	11.5

IT CONSULTING & OTHER SERVICES
18,000	*	InterXion Holding NV	631,260	0.9

			631,260	0.9

MORTGAGE REITS
20,000		Starwood Property Trust, Inc	439,000	0.6

			439,000	0.6

OFFICE REITS
6,000		Alexandria Real Estate Equities, Inc	666,780	0.9
18,000		Boston Properties, Inc	2,264,040	3.1
30,000		Hudson Pacific Properties	1,043,400	1.4
20,000		Kilroy Realty Corp	1,464,400	2.0
26,000		SL Green Realty Corp	2,796,300	3.8

			8,234,920	11.2

REAL ESTATE SERVICES
30,000		Kennedy-Wilson Holdings, Inc	615,000	0.8

			615,000	0.8

RESIDENTIAL REITS
25,000		American Homes 4 Rent	524,500	0.7
35,000		Apartment Investment & Management Co (Class A)	1,590,750	2.2
5,000		AvalonBay Communities, Inc	885,750	1.2
30,000		Colony Starwood Homes	864,300	1.2
23,000		Equity Lifestyle Properties, Inc	1,658,300	2.3
40,000		Equity Residential	2,574,400	3.5
8,000		Essex Property Trust, Inc	1,860,000	2.5
8,000		Mid-America Apartment Communities, Inc	783,360	1.1
100,000		Monogram Residential Trust, Inc	1,082,000	1.5
20,000		Sun Communities, Inc	1,532,200	2.0

			13,355,560	18.2

56	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Real Estate Securities Fund  ▪  December 31, 2016

Shares	Company		Value	% of net assets

RETAIL REITS
8,000	Agree Realty Corp		$368,400	0.5%
25,000	DDR Corp		381,750	0.5
30,000	Equity One, Inc		920,700	1.3
13,000	Federal Realty Investment Trust		1,847,430	2.5
65,000	General Growth Properties, Inc		1,623,700	2.2
7,500	Regency Centers Corp		517,125	0.7
45,000	Retail Opportunities Investment Corp		950,850	1.3
20,000	Simon Property Group, Inc		3,553,400	4.9

			10,163,355	13.9

SPECIALIZED REITS
32,000	American Tower Corp		3,381,760	4.6
35,000	Crown Castle International Corp		3,036,950	4.1
35,000	CyrusOne, Inc		1,565,550	2.1
40,000	DiamondRock Hospitality Co		461,200	0.6
7,000	Digital Realty Trust, Inc		687,820	0.9
8,000	Equinix, Inc		2,859,280	3.9
15,000	Extra Space Storage, Inc		1,158,600	1.6
35,000	Four Corners Property Trust, Inc		718,200	1.0
16,000	Gaming and Leisure Properties, Inc		489,920	0.7
30,000	HCP, Inc		891,600	1.2
35,000	Healthcare Trust of America, Inc		1,018,850	1.4
45,000	Host Marriott Corp		847,800	1.2
35,000	National Storage Affiliates Trust		772,450	1.1
8,000	Public Storage, Inc		1,788,000	2.4
18,000	QTS Realty Trust, Inc		893,700	1.2
65,000	Sunstone Hotel Investors, Inc		991,250	1.4
15,000	Ventas, Inc		937,800	1.3
17,000	Welltower, Inc		1,137,810	1.6
90,000	Weyerhaeuser Co		2,708,100	3.6

			26,346,640	35.9

	TOTAL COMMON STOCKS	(Cost $54,107,339)	69,558,805	94.8

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$2,050,000	Federal Home Loan Bank (FHLB)
	0.300%, 01/03/17		2,050,000	2.8

			2,050,000	2.8

	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,049,966)	2,050,000	2.8

	TOTAL PORTFOLIO	(Cost $56,157,305)	71,608,805	97.6
	OTHER ASSETS & LIABILITIES, NET		1,781,965	2.4

	NET ASSETS		$73,390,770	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	57

Summary portfolio of investments	concluded

Real Estate Securities Fund  ▪  December 31, 2016

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

58	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

Small-Cap Equity Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$578,425	1.1%

BANKS
9,080		Cathay General Bancorp	345,312	0.6
10,320	*	Essent Group Ltd	334,059	0.6
11,845		First Midwest Bancorp, Inc	298,849	0.5
19,410		FNB Corp	311,142	0.6
21,633		Fulton Financial Corp	406,700	0.7
9,050		Hilltop Holdings, Inc	269,690	0.5
12,700		Hope Bancorp, Inc	278,003	0.5
21,720		Investors Bancorp, Inc	302,994	0.6
8,080	l	LegacyTexas Financial Group, Inc	347,925	0.6
30,820	*	MGIC Investment Corp	314,056	0.6
12,530		Provident Financial Services, Inc	354,599	0.7
25,120		Radian Group, Inc	451,658	0.8
12,721		Sterling Bancorp/DE	297,671	0.5
14,410		Umpqua Holdings Corp	270,620	0.5
9,237		United Community Banks, Inc	273,600	0.5
8,180		Washington Federal, Inc	280,983	0.5
4,900		Wintrust Financial Corp	355,593	0.7
		Other	1,976,338	3.6

			7,469,792	13.6

CAPITAL GOODS
6,387		EMCOR Group, Inc	451,944	0.8
3,804		EnerSys	297,092	0.5
15,430	*	MRC Global, Inc	312,612	0.6
6,824		Mueller Industries, Inc	272,687	0.5
		Other	4,051,200	7.4

			5,385,535	9.8

COMMERCIAL & PROFESSIONAL SERVICES			1,345,825	2.5

CONSUMER DURABLES & APPAREL			1,656,724	3.0

CONSUMER SERVICES
5,715	*	Grand Canyon Education, Inc	334,042	0.6
		Other	1,808,156	3.3

			2,142,198	3.9

DIVERSIFIED FINANCIALS
4,535		Evercore Partners, Inc (Class A)	311,555	0.6
3,700	e	iShares Russell 2000 Index Fund	498,945	0.9
20,310		New Residential Investment Corp	319,273	0.6
6,984	*	Stifel Financial Corp	348,851	0.6
		Other	307,634	0.6

			1,786,258	3.3

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	59

Summary portfolio of investments	continued

Small-Cap Equity Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

ENERGY
45,840	*	McDermott International, Inc	$338,757	0.6%
19,550	*	Oasis Petroleum, Inc	295,987	0.5
7,130	*	RSP Permian, Inc	318,141	0.6
		Other	1,583,280	3.0

			2,536,165	4.7

FOOD, BEVERAGE & TOBACCO
12,750		Dean Foods Co	277,695	0.5
1,924		Lancaster Colony Corp	272,034	0.5
		Other	517,009	1.0

			1,066,738	2.0

HEALTH CARE EQUIPMENT & SERVICES
2,075	*	ICU Medical, Inc	305,752	0.6
		Other	2,479,996	4.6

			2,785,748	5.2

HOUSEHOLD & PERSONAL PRODUCTS			279,187	0.5

INSURANCE
15,336		American Equity Investment Life Holding Co	345,673	0.6
		Other	615,744	1.2

			961,417	1.8

MATERIALS
3,438		Minerals Technologies, Inc	265,586	0.5
		Other	2,177,060	4.0

			2,442,646	4.5

MEDIA			366,800	0.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,927,769	7.2

REAL ESTATE
4,420		Coresite Realty	350,815	0.7
10,760		First Industrial Realty Trust, Inc	301,818	0.6
9,100		Hudson Pacific Properties	316,498	0.6
25,280		Medical Properties Trust, Inc	310,944	0.6
2,409		PS Business Parks, Inc	280,697	0.5
12,456		RLJ Lodging Trust	305,047	0.6
		Other	2,078,180	3.7

			3,943,999	7.3

RETAILING			2,122,363	3.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
42,510	*	Advanced Micro Devices, Inc	482,063	0.9
		Other	2,025,721	3.7

			2,507,784	4.6

60	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Small-Cap Equity Fund  ▪  December 31, 2016

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
2,450	*	CACI International, Inc (Class A)		$304,535	0.6%
		Other		4,042,323	7.4

				4,346,858	8.0

TECHNOLOGY HARDWARE & EQUIPMENT
9,277	*	Sanmina Corp		340,002	0.6
		Other		2,463,078	4.6

				2,803,080	5.2

TELECOMMUNICATION SERVICES
39,652	*	Vonage Holdings Corp		271,616	0.5
		Other		350,916	0.6

				622,532	1.1

TRANSPORTATION
5,330	*	Hawaiian Holdings, Inc		303,810	0.6
		Other		976,250	1.8

				1,280,060	2.4

UTILITIES
4,220		Allete, Inc		270,882	0.5
7,633		Avista Corp		305,244	0.6
4,113		Southwest Gas Corp		315,138	0.6
		Other		870,274	1.5

				1,761,538	3.2

		TOTAL COMMON STOCKS	(Cost $44,193,530)	54,119,441	99.5

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,400,000	d	Federal Home Loan Bank (FHLB)
		0.300%, 01/03/17		1,400,000	2.6

				1,400,000	2.6

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,454,245	c	State Street Navigator Securities Lending Government Money Market Portfolio		1,454,245	2.7

				1,454,245	2.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,854,221)	2,854,245	5.3

		TOTAL PORTFOLIO	(Cost $47,047,751)	56,973,686	104.8
		OTHER ASSETS & LIABILITIES, NET		(2,601,729)	(4.8)

		NET ASSETS		$54,371,957	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	61

Summary portfolio of investments	concluded

Small-Cap Equity Fund  ▪  December 31, 2016

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,412,082.
l	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments

Social Choice Equity Fund  ▪  December 31, 2016

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$567,892	1.1%

BANKS
7,393	BB&T Corp	347,619	0.7
3,394	PNC Financial Services Group, Inc	396,962	0.8
8,561	US Bancorp	439,778	0.8
	Other	1,734,311	3.3

		2,918,670	5.6

CAPITAL GOODS
2,654	3M Co	473,925	0.9
2,655	Illinois Tool Works, Inc	325,131	0.6
	Other	2,810,002	5.4

		3,609,058	6.9

COMMERCIAL & PROFESSIONAL SERVICES		421,139	0.8

CONSUMER DURABLES & APPAREL
6,548	Nike, Inc (Class B)	332,835	0.6
	Other	262,942	0.5

		595,777	1.1

CONSUMER SERVICES
3,722	McDonald’s Corp	453,042	0.9
7,281	Starbucks Corp	404,241	0.8
	Other	478,134	0.9

		1,335,417	2.6

DIVERSIFIED FINANCIALS
4,713	American Express Co	349,139	0.7
7,513	Bank of New York Mellon Corp	355,966	0.7
923	BlackRock, Inc	351,238	0.7
8,890	Charles Schwab Corp	350,888	0.7
4,563	Discover Financial Services	328,947	0.6
	Other	1,748,464	3.2

		3,484,642	6.6

ENERGY
3,604	EOG Resources, Inc	364,364	0.7
	Other	3,289,970	6.3

		3,654,334	7.0

FOOD & STAPLES RETAILING		371,574	0.7

FOOD, BEVERAGE & TOBACCO
12,803	Coca-Cola Co	530,812	1.0
4,008	Kraft Heinz Co	349,979	0.7
8,511	Mondelez International, Inc	377,293	0.7
5,726	PepsiCo, Inc	599,111	1.1
	Other	873,322	1.7

		2,730,517	5.2

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	63

Summary portfolio of investments	continued

Social Choice Equity Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES			$2,158,826	4.1%

HOUSEHOLD & PERSONAL PRODUCTS
4,937		Colgate-Palmolive Co	323,077	0.6
8,404		Procter & Gamble Co	706,609	1.3
		Other	186,246	0.4

			1,215,932	2.3

INSURANCE
2,835		Chubb Ltd	374,560	0.7
3,438		Prudential Financial, Inc	357,758	0.7
		Other	1,303,517	2.5

			2,035,835	3.9

MATERIALS			2,085,658	4.0

MEDIA
1,317	*	Charter Communications, Inc	379,191	0.7
4,490		Time Warner, Inc	433,420	0.8
5,906		Walt Disney Co	615,523	1.2
		Other	273,222	0.5

			1,701,356	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,028		Amgen, Inc	442,724	0.8
6,864		Bristol-Myers Squibb Co	401,132	0.8
3,289	*	Celgene Corp	380,702	0.7
5,386		Gilead Sciences, Inc	385,692	0.7
8,202		Johnson & Johnson	944,952	1.8
10,024		Merck & Co, Inc	590,113	1.1
2,413		Thermo Fisher Scientific	340,474	0.7
		Other	1,194,243	2.3

			4,680,032	8.9

REAL ESTATE
3,018		American Tower Corp	318,942	0.6
		Other	2,176,592	4.1

			2,495,534	4.7

RETAILING
4,908		Lowe’s Companies, Inc	349,057	0.7
2,855	*	NetFlix, Inc	353,449	0.7
		Other	1,519,365	2.8

			2,221,871	4.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
10,053		Applied Materials, Inc	324,410	0.6
16,937		Intel Corp	614,305	1.2
5,707		Texas Instruments, Inc	416,440	0.8
		Other	463,401	0.8

			1,818,556	3.4

64	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Equity Fund  ▪  December 31, 2016

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
3,346		Accenture plc		$391,917	0.7%
805	*	Alphabet, Inc (Class A)		637,922	1.2
836	*	Alphabet, Inc (Class C)		645,242	1.2
3,464		International Business Machines Corp		574,989	1.1
4,478		MasterCard, Inc (Class A)		462,354	0.9
17,430		Microsoft Corp		1,083,100	2.1
12,371		Oracle Corp		475,665	0.9
		Other		2,577,930	4.8

				6,849,119	12.9

TECHNOLOGY HARDWARE & EQUIPMENT
18,837		Cisco Systems, Inc		569,254	1.1
		Other		895,136	1.7

				1,464,390	2.8

TELECOMMUNICATION SERVICES
14,142		Verizon Communications, Inc		754,900	1.4
		Other		382,535	0.8

				1,137,435	2.2

TRANSPORTATION
3,505		Union Pacific Corp		363,398	0.7
3,462		United Parcel Service, Inc (Class B)		396,884	0.8
		Other		767,109	1.4

				1,527,391	2.9

UTILITIES
6,923		Southern Co		340,542	0.7
		Other		1,175,818	2.2

				1,516,360	2.9

		TOTAL COMMON STOCKS	(Cost $33,744,470)	52,597,315	100.0

		TOTAL PORTFOLIO	(Cost $33,744,470)	52,597,315	100.0
		OTHER ASSETS & LIABILITIES, NET		(2,332)	0.0

		NET ASSETS		$52,594,983	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	65

Summary portfolio of investments

Stock Index Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$3,341,305	0.9%

BANKS
157,457		Bank of America Corp	3,479,800	1.0
44,984		Citigroup, Inc	2,673,399	0.7
55,768		JPMorgan Chase & Co	4,812,221	1.3
70,004		Wells Fargo & Co	3,857,920	1.1
		Other	11,020,801	3.0

			25,844,141	7.1

CAPITAL GOODS
9,009		3M Co	1,608,737	0.4
9,138		Boeing Co	1,422,604	0.4
140,962		General Electric Co	4,454,399	1.2
		Other	21,058,841	5.8

			28,544,581	7.8

COMMERCIAL & PROFESSIONAL SERVICES			3,086,927	0.9

CONSUMER DURABLES & APPAREL			5,159,241	1.4

CONSUMER SERVICES
12,736		McDonald’s Corp	1,550,226	0.4
		Other	6,207,446	1.7

			7,757,672	2.1

DIVERSIFIED FINANCIALS
5,908		Goldman Sachs Group, Inc	1,414,670	0.4
16,563	e	iShares Russell 3000 Index Fund	2,202,548	0.6
		Other	12,607,447	3.4

			16,224,665	4.4

ENERGY
28,800		Chevron Corp	3,389,760	0.9
63,883	d	Exxon Mobil Corp	5,766,080	1.6
21,313		Schlumberger Ltd	1,789,226	0.5
		Other	14,152,832	3.9

			25,097,898	6.9

FOOD & STAPLES RETAILING
23,176		Wal-Mart Stores, Inc	1,601,925	0.4
		Other	4,980,657	1.4

			6,582,582	1.8

FOOD, BEVERAGE & TOBACCO
29,969		Altria Group, Inc	2,026,504	0.6
59,682		Coca-Cola Co	2,474,416	0.7
22,126		PepsiCo, Inc	2,315,043	0.6
23,739		Philip Morris International, Inc	2,171,881	0.6
		Other	8,219,635	2.3

			17,207,479	4.8

66	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Fund  ▪   December 31, 2016

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
21,485		Medtronic plc	$1,530,376	0.4%
14,357		UnitedHealth Group, Inc	2,297,694	0.6
		Other	13,655,910	3.8

			17,483,980	4.8

HOUSEHOLD & PERSONAL PRODUCTS
39,211		Procter & Gamble Co	3,296,861	0.9
		Other	2,690,237	0.7

			5,987,098	1.6

INSURANCE
28,970	*	Berkshire Hathaway, Inc (Class B)	4,721,531	1.3
		Other	10,763,926	3.0

			15,485,457	4.3

MATERIALS			12,022,638	3.3

MEDIA
36,916		Comcast Corp (Class A)	2,549,050	0.7
24,857		Walt Disney Co	2,590,597	0.7
		Other	5,807,407	1.6

			10,947,054	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
24,788		AbbVie, Inc	1,552,224	0.4
11,508		Amgen, Inc	1,682,585	0.5
25,581		Bristol-Myers Squibb Co	1,494,954	0.4
11,762	*	Celgene Corp	1,361,451	0.4
20,296		Gilead Sciences, Inc	1,453,397	0.4
42,095		Johnson & Johnson	4,849,765	1.3
42,441		Merck & Co, Inc	2,498,502	0.7
92,057		Pfizer, Inc	2,990,011	0.8
		Other	10,487,274	2.9

			28,370,163	7.8

REAL ESTATE			14,350,516	3.9

RETAILING
5,958	*	Amazon.com, Inc	4,467,726	1.2
19,063		Home Depot, Inc	2,555,967	0.7
		Other	10,723,314	3.0

			17,747,007	4.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
72,404		Intel Corp	2,626,093	0.7
22,502		Qualcomm, Inc	1,467,130	0.4
		Other	7,319,775	2.0

			11,412,998	3.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	67

Summary portfolio of investments	continued

Stock Index Fund  ▪   December 31, 2016

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
4,498	*	Alphabet, Inc (Class A)		$3,564,440	1.0%
4,546	*	Alphabet, Inc (Class C)		3,508,694	1.0
34,377	*	Facebook, Inc		3,955,074	1.1
13,469		International Business Machines Corp		2,235,719	0.6
14,763		MasterCard, Inc (Class A)		1,524,280	0.4
116,032		Microsoft Corp		7,210,228	2.0
45,310		Oracle Corp		1,742,170	0.5
29,193		Visa, Inc (Class A)		2,277,638	0.6
		Other		15,947,263	4.3

				41,965,506	11.5

TECHNOLOGY HARDWARE & EQUIPMENT
83,963		Apple, Inc		9,724,595	2.7
77,113		Cisco Systems, Inc		2,330,355	0.6
		Other		5,932,515	1.6

				17,987,465	4.9

TELECOMMUNICATION SERVICES
94,342		AT&T, Inc		4,012,365	1.1
62,516		Verizon Communications, Inc		3,337,104	0.9
		Other		1,418,163	0.4

				8,767,632	2.4

TRANSPORTATION				8,002,860	2.2

UTILITIES				11,286,206	3.1

		TOTAL COMMON STOCKS	(Cost $198,589,009)	360,663,071	98.9

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				177	0.0

TELECOMMUNICATION SERVICES				1,789	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $1,797)	1,966	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$3,700,000	d	Federal Home Loan Bank (FHLB)
		0.300%, 01/03/17		3,700,000	1.0

				3,700,000	1.0

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,261,654	c	State Street Navigator Securities Lending Government Money Market Portfolio		4,261,654	1.2

				4,261,654	1.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $7,961,592)	7,961,654	2.2

		TOTAL PORTFOLIO	(Cost $206,552,398)	368,626,691	101.1
		OTHER ASSETS & LIABILITIES, NET		(3,839,928)	(1.1)

		NET ASSETS		$364,786,763	100.0%

68	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Stock Index Fund  ▪   December 31, 2016

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,086,928.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	69

Summary portfolio of investments

International Equity Fund  ▪  December 31, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRALIA
65,428		BHP Billiton Ltd	$1,172,131	1.3%

			1,172,131	1.3

BRAZIL			193,249	0.2

DENMARK
17,500		DSV AS	777,179	0.9
12,864	*	H Lundbeck AS	522,292	0.5
		Other	68,731	0.1

			1,368,202	1.5

FRANCE
116,908		Accor S.A.	4,355,134	4.9
56,114		Compagnie de Saint-Gobain	2,610,275	2.9
16,154		Essilor International S.A.	1,822,627	2.1
30,044		Groupe Danone	1,901,141	2.1
9,222		Renault S.A.	819,069	0.9
71,546		Schneider Electric S.A.	4,970,190	5.6
65,518		Societe Generale	3,222,621	3.6
35,836		Vinci S.A.	2,437,730	2.8
		Other	184,041	0.3

			22,322,828	25.2

GERMANY
24,770		Adidas-Salomon AG.	3,906,679	4.4
23,586		GEA Group AG.	946,516	1.1
7,442		Henkel KGaA (Preference)	885,894	1.0
44,163		Lanxess AG.	2,891,937	3.3
22,821		Linde AG.	3,743,502	4.1

			12,374,528	13.9

HONG KONG
34,335		Melco Crown Entertainment Ltd (ADR)	545,927	0.6

			545,927	0.6

INDIA
123,600		Asian Paints Ltd	1,621,321	1.8
5,680		Eicher Motors Ltd	1,818,789	2.1
142,605		HDFC Bank Ltd	2,528,400	2.9
125,767	*	IndusInd Bank Ltd	2,047,406	2.3
		Other	1,411,945	1.5

			9,427,861	10.6

ITALY
667,506		Banca Intesa S.p.A.	1,690,887	1.9
190,149		Mediobanca S.p.A.	1,552,244	1.8
70,467		Moncler S.p.A	1,224,472	1.4
825,219	*	Saipem S.p.A.	461,555	0.5

			4,929,158	5.6

70	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

International Equity Fund  ▪  December 31, 2016

Shares		Company		Value	% of net assets

JAPAN
37,622		AEON Financial Service Co Ltd		$666,366	0.8%
594,242	*	Ishikawajima-Harima Heavy Industries Co Ltd		1,539,026	1.7
40,000		J Front Retailing Co Ltd		538,547	0.6
82,025		Komatsu Ltd		1,857,878	2.1
21,062		Konami Corp		850,025	1.0
155,800		Mitsubishi UFJ Financial Group, Inc		960,869	1.1
13,725		Murata Manufacturing Co Ltd		1,832,791	2.1
58,122		Olympus Corp		2,002,579	2.3
101,749		Sony Corp		2,843,063	3.2
20,400		Sumitomo Mitsui Financial Group, Inc		776,892	0.8
14,101		Tokio Marine Holdings, Inc		577,338	0.6

				14,445,374	16.3

NETHERLANDS
18,927		Heineken NV		1,418,350	1.6
		Other		438,653	0.5

				1,857,003	2.1

NORWAY
72,520		Statoil ASA		1,323,611	1.5

				1,323,611	1.5

SWEDEN
53,764		Electrolux AB (Series B)		1,331,252	1.5

				1,331,252	1.5

SWITZERLAND
1,856		Burckhardt Compression Holding AG.		488,013	0.6
1,527		Geberit AG.		611,345	0.7
23,036		Swatch Group AG. (Registered)		1,405,849	1.6
5,854		Zurich Financial Services AG.		1,608,795	1.7

				4,114,002	4.6

TAIWAN
823,927		Advanced Semiconductor Engineering, Inc		839,982	1.0

				839,982	1.0

UNITED KINGDOM
107,341		Marks & Spencer Group plc		462,391	0.5
2,203,698	*	Tesco plc		5,618,982	6.3
90,202		Weir Group plc		2,096,223	2.4
		Other		54,900	0.1

				8,232,496	9.3

UNITED STATES
25,561	e	WisdomTree Japan Hedged Equity Fund		1,266,292	1.4

				1,266,292	1.4

URUGUAY				246,056	0.3

		TOTAL COMMON STOCKS	(Cost $83,847,236)	85,989,952	96.9

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	71

Summary portfolio of investments	concluded

International Equity Fund  ▪  December 31, 2016

Principal		Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,400,000		Federal Home Loan Bank (FHLB)
		0.300%, 01/03/17		$1,400,000	1.6%

				1,400,000	1.6

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
475,912	c	State Street Navigator Securities Lending Government Money Market Portfolio		475,912	0.5

				475,912	0.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,875,889)	1,875,912	2.1

		TOTAL PORTFOLIO	(Cost $85,723,125)	87,865,864	99.0
		OTHER ASSETS & LIABILITIES, NET		871,712	1.0

		NET ASSETS		$88,737,576	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $466,865.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

72	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary of market values by sector

International Equity Fund  ▪  December 31, 2016

Sector	Value	% of net assets
INDUSTRIALS	$20,482,804	23.1%
CONSUMER DISCRETIONARY	18,281,940	20.6
FINANCIALS	17,867,316	20.1
CONSUMER STAPLES	10,148,610	11.4
MATERIALS	9,483,791	10.7
HEALTH CARE	4,416,228	5.0
INFORMATION TECHNOLOGY	3,522,799	4.0
ENERGY	1,786,464	2.0
SHORT-TERM INVESTMENTS	1,875,912	2.1
OTHER ASSETS & LIABILITIES, NET	871,712	1.0

NET ASSETS	$88,737,576	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	73

Summary portfolio of investments

Bond Fund  ▪  December 31, 2016

Principal	Issuer		Value	% of net assets

	BANK LOAN OBLIGATIONS
	AUTOMOBILES & COMPONENTS		$49,551	0.0%

	CAPITAL GOODS		49,375	0.0

	COMMERCIAL & PROFESSIONAL SERVICES		165,237	0.1

	CONSUMER SERVICES		193,778	0.1

	DIVERSIFIED FINANCIALS		98,090	0.1

	ENERGY		16,625	0.0

	FOOD, BEVERAGE & TOBACCO		28,372	0.0

	HEALTH CARE EQUIPMENT & SERVICES		224,350	0.1

	MATERIALS		39,100	0.0

	MEDIA		149,064	0.1

	REAL ESTATE		73,225	0.1

	SOFTWARE & SERVICES		138,009	0.1

	TECHNOLOGY HARDWARE & EQUIPMENT		184,209	0.1

	TOTAL BANK LOAN OBLIGATIONS	(Cost $1,393,755)	1,408,985	0.8

	BONDS
	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS		1,376,592	0.8

	BANKS		12,152,249	6.8

	CAPITAL GOODS		2,580,217	1.5

	COMMERCIAL & PROFESSIONAL SERVICES		2,739,969	1.5

	CONSUMER DURABLES & APPAREL		510,870	0.3

	CONSUMER SERVICES		345,900	0.2

	DIVERSIFIED FINANCIALS
$ 750,000	Ford Motor Credit Co LLC	2.597%, 11/04/19	748,524	0.4
	Other		6,940,856	3.9

			7,689,380	4.3

	ENERGY		6,389,768	3.6

	FOOD & STAPLES RETAILING		2,709,407	1.5

	FOOD, BEVERAGE & TOBACCO		1,921,735	1.1

	HEALTH CARE EQUIPMENT & SERVICES		1,941,150	1.1

	INSURANCE		3,724,443	2.1

	MATERIALS		2,830,686	1.6

	MEDIA		3,373,725	1.9

74	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	continued

Bond Fund  ▪  December 31, 2016

Principal		Issuer		Value	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				$4,292,734	2.4%

REAL ESTATE				4,602,228	2.6

RETAILING
$ 725,000		O’Reilly Automotive, Inc	3.800%, 09/01/22	749,375	0.4
		Other		2,212,486	1.3

				2,961,861	1.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				78,750	0.0

SOFTWARE & SERVICES
1,170,000		Fidelity National Information Services, Inc	5.000%, 03/15/22	1,202,257	0.7
		Other		1,261,812	0.7

				2,464,069	1.4

TECHNOLOGY HARDWARE & EQUIPMENT				1,522,481	0.9

TELECOMMUNICATION SERVICES				3,846,266	2.2

TRANSPORTATION				2,311,169	1.3

UTILITIES				9,608,340	5.4

		TOTAL CORPORATE BONDS	(Cost $81,950,841)	81,973,989	46.2

GOVERNMENT BONDS
AGENCY SECURITIES				503,407	0.3

FOREIGN GOVERNMENT BONDS
800,000		Japan Bank for International Cooperation	2.375%, 04/20/26	767,573	0.4
		Other		5,654,334	3.2

				6,421,907	3.6

MORTGAGE BACKED
2,198,462		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	2,258,299	1.3
778,896		FGLMC	4.000%, 12/01/45	823,301	0.5
1,000,000	h	Federal National Mortgage Association (FNMA)	3.000%, 01/25/32	1,025,800	0.6
1,000,000	h	FNMA	2.500%, 02/25/32	1,000,006	0.5
1,000,000	h	FNMA	3.000%, 02/25/32	1,025,331	0.6
1,000,000	h	FNMA	3.500%, 02/25/32	1,040,094	0.6
878,992		FNMA	5.500%, 07/01/40	984,299	0.5
1,180,207		FNMA	4.500%, 11/01/40	1,271,397	0.7
852,368		FNMA	4.500%, 11/01/44	937,851	0.5
872,470		FNMA	4.000%, 12/01/44	927,255	0.5
2,848,617		FNMA	4.000%, 07/01/45	3,012,609	1.7
987,108		FNMA	4.000%, 01/01/46	1,014,823	0.6
4,895,194		FNMA	3.000%–7.500%, 08/01/21–10/25/46	4,894,669	2.8
1,000,000	h	FNMA	3.000%, 01/25/47	992,700	0.5
3,000,000	h	FNMA	3.000%, 02/25/47	2,973,530	1.7
1,000,000	h	FNMA	3.500%, 02/25/47	1,022,777	0.6
1,000,000	h	FNMA	3.500%, 03/25/47	1,020,706	0.6
1,265,364		FNMA	4.000%, 07/01/55	1,297,364	0.7
1,000,000	h	Government National Mortgage Association (GNMA)	3.500%, 12/20/46	1,040,123	0.6
2,000,000	h	GNMA	3.000%, 02/20/47	2,020,241	1.1
1,000,000	h	GNMA	3.500%, 02/20/47	1,037,237	0.6
1,000,000	h	GNMA	4.000%, 02/20/47	1,059,877	0.6
		Other		2,273,547	1.3

				34,953,836	19.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	75

Summary portfolio of investments	continued

Bond Fund  ▪  December 31, 2016

Principal		Issuer		Value	% of net assets

U.S. TREASURY SECURITIES
$1,000,000		United States Treasury Bond	3.125%, 11/15/41	$1,012,843	0.6%
2,935,700		United States Treasury Bond	3.000%, 11/15/45	2,888,785	1.6
2,015,000		United States Treasury Bond	2.250%, 08/15/46	1,689,922	0.9
800,000		United States Treasury Bond	2.875%, 11/15/46	770,476	0.4
3,500,000		United States Treasury Note	0.875%, 05/31/18	3,492,779	2.0
1,750,000		United States Treasury Note	0.625%, 06/30/18	1,738,779	1.0
1,850,000		United States Treasury Note	0.750%, 08/31/18	1,838,297	1.0
1,000,000		United States Treasury Note	0.750%, 09/30/18	993,072	0.6
1,045,000		United States Treasury Note	0.875%, 09/15/19	1,030,882	0.6
2,158,000		United States Treasury Note	1.375%, 05/31/21	2,113,170	1.2
1,000,000		United States Treasury Note	1.625%, 05/31/23	964,900	0.5
1,000,000		United States Treasury Note	2.125%, 11/30/23	992,141	0.6
1,410,000		United States Treasury Note	2.000%, 11/15/26	1,354,432	0.8
		Other		1,870,989	1.0

				22,751,467	12.8

		TOTAL GOVERNMENT BONDS	(Cost $65,331,973)	64,630,617	36.4

STRUCTURED ASSETS
ASSET BACKED
1,000,000	g	Capital Automotive REIT	3.660%, 10/15/44	970,630	0.6
		Series 2014-1A (Class A)
748,125	g	Taco Bell Funding LLC	3.832%, 05/25/46	750,837	0.3
		Series 2016-1A (Class A2I)
		Other		4,792,034	2.6

				6,513,501	3.5

OTHER MORTGAGE BACKED
1,175,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.920%, 09/11/42	1,183,164	0.7
		Series 2007-T28 (Class AJ)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771%, 05/15/46	1,517,015	0.8
		Series 2007-C3 (Class AJ)
1,190,601	i	Greenwich Capital Commercial Funding Corp	5.867%, 12/10/49	1,216,747	0.7
		Series 2007-GG11 (Class AM)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.114%, 07/15/40	1,026,278	0.6
		Series 2007-C6 (Class AM)
800,000	i	Morgan Stanley Capital I Trust	5.907%, 06/11/49	738,152	0.4
		Series 2007-IQ15 (Class AJ)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818%, 05/15/46	1,002,816	0.5
		Series 2007-C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	5.942%, 05/15/46	1,202,772	0.7
		Series 2007-C34 (Class AJ)
1,260,000	i	Wachovia Bank Commercial Mortgage Trust	5.750%, 06/15/49	1,220,385	0.7
		Series 2007-C32 (Class AJ)
		Other		7,088,114	4.0

				16,195,443	9.1

		TOTAL STRUCTURED ASSETS	(Cost $22,954,763)	22,708,944	12.6

		TOTAL BONDS	(Cost $170,237,577)	169,313,550	95.2

76	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Fund  ▪  December 31, 2016

Principal	Issuer		Value	% of net assets

PREFERRED STOCKS
BANKS			$179,828	0.1%

	TOTAL PREFERRED STOCKS	(Cost $569,550)	179,828	0.1

SHORT-TERM INVESTMENTS
TREASURY DEBT
$10,000,000	United States Treasury Bill	0.282%, 02/02/17	9,996,480	5.6
9,800,000	United States Treasury Bill	0.501%, 04/27/17	9,783,007	5.5

			19,779,487	11.1

	TOTAL SHORT-TERM INVESTMENTS	(Cost $19,781,709)	19,779,487	11.1

	TOTAL PORTFOLIO	(Cost $191,982,591)	190,681,850	107.2
	OTHER ASSETS & LIABILITIES, NET		(12,838,127)	(7.2)

	NET ASSETS		$177,843,723	100.0%

Abbreviation(s):

REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/16, the aggregate value of these securities, including those in “Other,” was $26,661,975 or 15.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	77

Summary portfolio of investments

Money Market Fund  ▪  December 31, 2016

Principal	Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,695,000	Federal Agricultural Mortgage Corp (FAMC)	0.340%–0.700%, 01/30/17–06/15/17	$1,693,545	2.2%
750,000	Federal Farm Credit Bank (FFCB)	0.460%, 02/07/17	749,645	1.0
680,000	FFCB	0.540%–0.570%, 03/23/17	679,162	0.9
1,355,000	FFCB	0.370%–0.680%, 01/24/17–04/05/17	1,354,186	1.7
1,090,000	Federal Home Loan Bank (FHLB)	0.380%, 01/06/17	1,089,952	1.4
1,450,000	FHLB	0.520%, 01/18/17	1,449,697	1.8
1,200,000	FHLB	0.550%, 01/20/17	1,199,759	1.5
1,917,000	FHLB	0.500%, 01/25/17	1,916,453	2.4
1,000,000	FHLB	0.460%, 01/27/17	999,695	1.3
1,215,000	FHLB	0.550%, 02/01/17	1,214,517	1.5
1,000,000	FHLB	0.550%, 02/03/17	999,528	1.3
700,000	FHLB	0.540%, 02/08/17	699,654	0.9
600,000	FHLB	0.510%, 02/10/17	599,660	0.8
710,000	FHLB	0.540%, 02/14/17	709,531	0.9
1,366,000	FHLB	0.540%, 02/17/17	1,365,060	1.7
1,545,000	FHLB	0.520%, 02/27/17	1,543,736	2.0
700,000	FHLB	0.520%, 03/03/17	699,383	0.9
1,850,000	FHLB	0.500%, 04/04/17	1,847,610	2.4
650,000	FHLB	0.545%, 04/10/17	649,026	0.8
7,107,000	FHLB	0.340%-0.680%, 01/03/17–06/02/17	7,098,357	9.1
1,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.340%, 01/10/17	999,915	1.3
1,200,000	FHLMC	0.440%–0.490%, 01/19/17	1,199,733	1.5
1,480,000	FHLMC	0.340%–0.420%, 01/23/17	1,479,668	1.9
800,000	FHLMC	0.520%, 02/06/17	799,584	1.0
690,000	FHLMC	0.510%–0.515%, 02/07/17	689,637	0.9
1,000,000	FHLMC	0.520%, 02/17/17	999,321	1.3
800,000	FHLMC	0.875%, 02/22/17	800,396	1.0
1,000,000	FHLMC	0.395%, 02/23/17	999,418	1.3
700,000	FHLMC	0.510%, 03/10/17	699,326	0.9
950,000	FHLMC	0.489%–0.560%, 04/06/17	948,671	1.2
1,494,000	FHLMC	0.270%-0.470%, 01/03/17–02/21/17	1,493,669	1.9
1,000,000	Federal National Mortgage Association (FNMA)	0.420%, 01/11/17	999,883	1.3
910,000	FNMA	0.350%–0.390%, 01/17/17	909,850	1.2
1,387,000	FNMA	0.470%–0.620%, 04/03/17	1,385,072	1.8
878,000	FNMA	0.510%–0.545%, 03/08/17	877,159	1.1
3,392,000	FNMA	0.340%-1.250%, 01/03/17–05/12/17	3,390,094	4.3
	Other		498,930	0.6

			47,728,482	61.0

TREASURY DEBT
1,700,000	United States Treasury Bill	0.265%–0.326%, 01/05/17	1,699,944	2.2
1,050,000	United States Treasury Bill	0.255%–0.427%, 01/12/17	1,049,889	1.3
1,135,000	United States Treasury Bill	0.326%–0.385%, 01/19/17	1,134,811	1.5
800,000	United States Treasury Bill	0.310%–0.374%, 01/26/17	799,806	1.0
1,000,000	United States Treasury Bill	0.310%–0.420%, 02/02/17	999,676	1.3
1,452,000	United States Treasury Bill	0.430%–0.475%, 02/09/17	1,451,293	1.9
1,143,000	United States Treasury Bill	0.410%–0.500%, 02/16/17	1,142,335	1.5

78	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments	concluded

Money Market Fund  ▪  December 31, 2016

Principal		Issuer		Value	% of net assets

TREASURY DEBT—continued
$595,000		United States Treasury Bill	0.366%–0.470%, 03/09/17	$594,562	0.8%
740,000		United States Treasury Bill	0.421%–0.532%, 03/16/17	739,246	0.9
891,000		United States Treasury Bill	0.505%–0.533%, 03/23/17	889,976	1.1
795,000		United States Treasury Bill	0.456%–0.570%, 04/20/17	793,731	1.0
1,195,000		United States Treasury Note	0.500%, 01/31/17	1,195,089	1.5
860,000		United States Treasury Note	0.625%, 02/15/17	860,187	1.1
675,000		United States Treasury Note	0.750%, 03/15/17	675,391	0.9
600,000		United States Treasury Note	0.500%, 03/31/17	600,022	0.8
650,000		United States Treasury Note	0.625%, 05/31/17	650,070	0.8
		Other		1,056,298	1.3

				16,332,326	20.9

VARIABLE RATE SECURITIES
1,050,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.707%-0.838%, 01/03/17–09/21/17	1,050,000	1.3
1,000,000	i	Federal Farm Credit Bank (FFCB)	0.699%, 06/15/17	999,945	1.3
5,350,000	i	FFCB	0.624%-0.905%, 01/24/17–08/27/18	5,349,497	6.9
1,100,000	i	Federal Home Loan Bank (FHLB)	0.616%-0.771%, 02/17/17–04/20/18	1,100,038	1.4
1,750,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.685%, 01/13/17	1,750,012	2.2
1,930,000	i	FHLMC	0.669%-1.056%, 01/12/17–11/13/17	1,929,838	2.5
1,000,000	i	Federal National Mortgage Association (FNMA)	0.771%, 01/26/17	1,000,004	1.3
1,475,000	i	FNMA	0.645%-0.759%, 07/20/17–10/05/17	1,474,303	1.8

				14,653,637	18.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $78,714,445)	78,714,445	100.6

		TOTAL PORTFOLIO	(Cost $78,714,445)	78,714,445	100.6
		OTHER ASSETS & LIABILITIES, NET		(455,237)	(0.6)

		NET ASSETS		$78,259,208	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	79

Portfolio of investments

Balanced Fund  ▪  December 31, 2016

Shares	Security		Value	% of net assets

TIAA-CREF LIFE FUNDS—99.9%(a)
FIXED INCOME—49.3%
1,001,210	TIAA-CREF Life Bond Fund		$24,689,846	49.3%

TOTAL FIXED INCOME			24,689,846	49.3

INTERNATIONAL EQUITY—10.2%
286,317	TIAA-CREF Life International Equity Fund		5,087,851	10.2

TOTAL INTERNATIONAL EQUITY			5,087,851	10.2

U.S. EQUITY—40.4%
159,918	TIAA-CREF Life Growth Equity Fund		4,416,923	8.8
137,692	TIAA-CREF Life Growth & Income Fund		5,022,988	10.1
131,377	TIAA-CREF Life Large-Cap Value Fund		4,623,160	9.3
33,175	TIAA-CREF Life Real Estate Securities Fund		1,029,747	2.1
28,676	TIAA-CREF Life Small-Cap Equity Fund		1,007,691	2.0
82,176	TIAA-CREF Life Stock Index Fund		4,024,156	8.1

TOTAL U.S. EQUITY			20,124,665	40.4

	TOTAL TIAA-CREF LIFE FUNDS	(Cost $50,032,165)	49,902,362	99.9

	TOTAL PORTFOLIO	(Cost $50,032,165)	49,902,362	99.9
	OTHER ASSETS AND LIABILITIES, NET		54,618	0.1

	NET ASSETS		$49,956,980	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

80	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

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TIAA-CREF Life Funds ▪ 2016 Annual Report	81

Statements of assets and liabilities

TIAA-CREF Life Funds  ▪  December 31, 2016

Growth Equity Fund

ASSETS
Portfolio investments, at value*†	$75,106,221
Cash	51,926
Receivable from securities transactions	114,296
Receivable from Fund shares sold	4,671
Dividends and interest receivable	55,077
Due from affiliates	676
Other	7,996

Total assets	75,340,863

LIABILITIES
Management fees payable	3,722
Due to affiliates	6,058
Overdraft payable	—
Payable for collateral for securities loaned	—
Payable for securities transactions	409,404
Payable for Fund shares redeemed	157,861
Payable for variation margin on futures contracts	—
Written optionsà	—
Payable for trustee compensation	5,467
Accrued expenses and other payables	12,442

Total liabilities	594,954

NET ASSETS	$74,745,909

NET ASSETS CONSIST OF:
Paid-in-capital	$56,436,117
Undistributed net investment income (loss)	10,389
Accumulated net realized gain (loss) on total investments	685,989
Net unrealized appreciation (depreciation) on total investments	17,613,414

NET ASSETS	$74,745,909

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,705,726

Net asset value per share	$27.63

* Includes securities loaned of	$—
† Portfolio investments, cost	$57,492,807
à Written options premiums	$—

82	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$128,974,757	$74,998,491	$71,608,805	$56,973,686	$52,597,315
39,162	37,922	24,819	107,981	—
371,495	—	2,086,107	2,390,095	30,948
12,245	48,037	50,844	22,261	7,996
157,235	101,774	407,093	53,125	74,008
817	878	667	882	704
18,852	16,669	16,671	4,998	4,749

129,574,563	75,203,771	74,195,006	59,553,028	52,715,720

6,316	3,696	3,964	2,757	870
6,289	5,979	6,030	5,897	5,898
—	—	—	—	32,909
1,314,509	383,044	—	1,454,245	—
611,918	2,262	657,319	3,568,252	—
257,097	104,860	116,128	132,154	65,953
—	—	—	2,329	—
71,764	—	—	—	—
8,994	6,916	7,623	5,204	4,992
21,519	17,178	13,172	10,233	10,115

2,298,406	523,935	804,236	5,181,071	120,737

$127,276,157	$74,679,836	$73,390,770	$54,371,957	$52,594,983

$96,710,554	$61,573,171	$56,427,564	$43,544,170	$33,552,214
24,604	29,158	25,520	54,573	80,903
84,076	(1,611,573)	1,486,186	849,892	109,021
30,456,923	14,689,080	15,451,500	9,923,322	18,852,845

$127,276,157	$74,679,836	$73,390,770	$54,371,957	$52,594,983

3,489,373	2,122,369	2,364,219	1,547,473	1,500,174

$36.48	$35.19	$31.04	$35.14	$35.06

$1,281,590	$372,296	$—	$1,412,082	$—
$98,537,987	$60,309,411	$56,157,305	$47,047,751	$33,744,470
$92,750	$—	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	83

Statements of assets and liabilities

TIAA-CREF Life Funds  ▪  December 31, 2016

Stock Index Fund

ASSETS
Unaffiliated investments, at value*†	$368,626,691
Affiliated investments, at value‡	—
Cash#	28,287
Cash—foreign^	—
Receivable from securities transactions	—
Receivable for delayed delivery securities	—
Receivable from Fund shares sold	264,393
Dividends and interest receivable	473,552
Due from affiliates	902
Other	17,141

Total assets	369,410,966

LIABILITIES
Management fees payable	2,406
Service agreement fees payable	10,317
Due to affiliates	8,143
Payable for collateral for securities loaned	4,261,654
Payable for securities transactions	—
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	291,616
Payable for variation margin on futures contracts	14,240
Payable for trustee compensation	18,794
Accrued expenses and other payables	17,033

Total liabilities	4,624,203

NET ASSETS	$364,786,763

NET ASSETS CONSIST OF:
Paid-in-capital	$212,298,907
Undistributed net investment income (loss)	234,730
Accumulated net realized gain (loss) on total investments	(9,795,783)
Net unrealized appreciation (depreciation) on total investments	162,048,909

NET ASSETS	$364,786,763

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,449,511

Net asset value per share	$48.97

* Includes securities loaned of	$4,086,928
# Includes cash collateral for mortgage dollar rolls	$—
† Portfolio investments, cost	$206,552,398
‡ Affiliated investments, cost	$—
^ Foreign cash, cost	$—

84	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$87,865,864	$190,681,850	$78,714,445	$—
—	—	—	49,902,362
54,238	1,001,611	21,842	37,806
459,831	—	—	—
1,116,367	—	—	14,781
—	16,944,753	—	—
108,902	103,027	—	16,107
60,212	1,162,285	21,451	—
936	1,489	953	689
18,077	11,224	1,130	880

89,684,427	209,906,239	78,759,821	49,972,625

4,818	5,805	863	546
—	—	—	5,166
6,130	7,342	6,050	1,361
475,912	—	—	—
332,780	6,384	—	2,155
—	31,912,682	—	—
104,063	27,157	472,390	1,024
—	—	—	—
8,169	13,872	1,508	1,048
14,979	89,274	19,802	4,345

946,851	32,062,516	500,613	15,645

$88,737,576	$177,843,723	$78,259,208	$49,956,980

$114,673,429	$179,908,230	$78,259,901	$50,169,893
1,199,780	24,017	(693)	(880)
(29,274,634)	(787,784)	—	(82,230)
2,139,001	(1,300,740)	—	(129,803)

$88,737,576	$177,843,723	$78,259,208	$49,956,980

4,994,053	7,212,673	78,256,616	4,840,034

$17.77	$24.66	$1.00	$10.32

$466,865	$—	$—	$—
$—	$960,000	$—	$—
$85,723,125	$191,982,591	$78,714,445	$—
$—	$—	$—	$50,032,165
$458,409	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	85

Statements of operations

TIAA-CREF Life Funds  ▪  For the year ended December 31, 2016

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$780,103
Income from securities lending	6,390
Interest	283
Payment from affiliate	26,096

Total income	812,872

EXPENSES
Management fees	342,413
Shareholder servicing	2,863
Professional fees	41,698
Custody and accounting fees	23,008
Administrative service fees	22,039
Shareholder reports	15,578
Trustee fees and expenses	821
Other expenses	5,420

Total expenses	453,840
Less: Expenses reimbursed by the investment adviser	(57,763)

Net expenses	396,077

Net investment income (loss)	416,795

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	2,501,028
Futures contracts	—
Purchased options	—
Written options	5,445
Swap contracts	—
Foreign currency transactions	(1,691)

Net realized gain (loss) on total investments	2,504,782

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(3,880,085)
Futures contracts	—
Purchased options	—
Written options	10,274
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(3,869,811)

Net realized and unrealized gain (loss) on total investments	(1,365,029)

Net increase (decrease) in net assets from operations	$(948,234)

* Net of foreign withholding taxes of	$2,751
‡ Includes net realized gain (loss) from securities sold to affiliates of	$99,254

86	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$2,120,050	$1,463,123	$1,605,018	$650,731	$1,296,536
17,093	15,420	—	10,415	—
465	598	2,389	712	48
82,174	109,499	80,801	—	—

2,219,782	1,588,640	1,688,208	661,858	1,296,584

554,161	299,748	369,870	222,043	72,999
3,319	2,835	2,852	2,499	3,258
43,568	42,052	40,975	36,597	34,838
42,280	37,009	14,233	30,831	12,482
22,894	21,649	21,942	21,467	21,393
21,634	13,910	14,763	12,169	12,127
1,244	672	749	516	448
25,380	11,527	14,580	15,117	17,093

714,480	429,402	479,964	341,239	174,638
(73,904)	(82,151)	(58,236)	(84,967)	(67,448)

640,576	347,251	421,728	256,272	107,190

1,579,206	1,241,389	1,266,480	405,586	1,189,394

4,603,637	3,021,732	5,562,588	2,437,797	2,461,331
—	—	—	203,143	—
(14,208)	(268,240)	—	—	—
142,454	202,860	—	—	—
—	(32,577)	—	(14,431)	—
2,742	(560)	(20)	—	—

4,734,625	2,923,215	5,562,568	2,626,509	2,461,331

3,744,353	7,634,762	(4,091,300)	6,038,580	2,563,969
—	—	—	(2,613)	—
3,323	—	—	—	—
18,395	—	—	—	—
403	129	—	—	—

3,766,474	7,634,891	(4,091,300)	6,035,967	2,563,969

8,501,099	10,558,106	1,471,268	8,662,476	5,025,300

$10,080,305	$11,799,495	$2,737,748	$9,068,062	$6,214,694

$9,605	$7,685	$—	$334	$89
$81,263	$125,941	$(99,768)	$(233,799)	$(11,894)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	87

Statements of operations

TIAA-CREF Life Funds  ▪  For the year ended December 31, 2016

Stock Index Fund

INVESTMENT INCOME
Dividends fom unaffiliated investments*	$7,560,239
Dividends from affiliated investments	—
Income from securities lending	150,200
Interest*	4,534
Payment from affiliate	—

Total income	7,714,973

EXPENSES
Management fees	202,699
Shareholder servicing	3,142
Professional fees	62,409
Custody and accounting fees	36,218
Administrative service fees	27,506
Shareholder reports	40,163
Trustee fees and expenses	3,460
Other expenses	27,961

Total expenses	403,558
Less: Expenses reimbursed by the investment adviser	(96,535)

Net expenses	307,023

Net investment income (loss)	7,407,950

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated investments‡	(2,998,907)
Affiliated investments	—
Futures contracts	415,070
Foreign currency transactions	(1)
Realized gain distributions from affiliated investments	—

Net realized gain (loss) on total investments	(2,583,838)

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated investments	36,193,935
Affiliated investments	—
Futures contracts	(24,014)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	36,169,921

Net realized and unrealized gain (loss) on total investments	33,586,083

Net increase (decrease) in net assets from operations	$40,994,033

* Net of foreign withholding taxes of	$1,218
‡ Includes net realized gain (loss) from securities sold to affiliates of	$8,437

88	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$1,810,821	$—	$—	$—
—	—	—	1,062,878
38,159	—	—	—
934	5,829,757	328,806	10
92,638	—	—	—

1,942,552	5,829,757	328,806	1,062,888

446,828	555,665	75,765	46,168
2,889	3,056	2,091	2,812
47,652	61,749	33,311	24,560
56,731	100,059	42,296	12,495
22,275	24,150	22,080	5,362
19,415	24,340	16,514	11,867
911	1,887	812	359
20,531	12,273	5,588	5,806

617,232	783,179	198,457	109,429
(78,967)	(133,433)	(84,754)	(62,967)

538,265	649,746	113,703	46,462

1,404,287	5,180,011	215,103	1,016,426

(3,010,924)	1,051,204	264	(440)
—	—	—	(369,076)
—	—	—	—
(28,685)	(78,261)	—	—
—	—	—	809,661

(3,039,609)	972,943	264	440,145

2,552,582	1,573,934	—	—
—	—	—	1,331,597
—	—	—	—
228	832	—	—

2,552,810	1,574,766	—	1,331,597

(486,799)	2,547,709	264	1,771,742

$917,488	$7,727,720	$215,367	$2,788,168

$196,988	$498	$—	$—
$—	$1,879	$—	$(1,606)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	89

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended

	Growth Equity Fund
	December 31, 2016	December 31, 2015

OPERATIONS
Net investment income (loss)	$416,795	$185,891
Net realized gain (loss) on total investments	2,504,782	1,354,718
Net change in unrealized appreciation (depreciation) on total investments	(3,869,811)	5,308,019

Net increase (decrease) in net assets from operations	(948,234)	6,848,628

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(421,081)	(178,017)
From realized gains	(2,165,658)	(1,922,807)

Total distributions	(2,586,739)	(2,100,824)

SHAREHOLDER TRANSACTIONS
Subscriptions	11,221,154	17,989,820
Reinvestments of distributions	2,586,739	2,100,824
Redemptions	(17,095,884)	(13,761,681)

Net increase (decrease) from shareholder transactions	(3,287,991)	6,328,963

Net increase (decrease) in net assets	(6,822,964)	11,076,767

NET ASSETS
Beginning of period	81,568,873	70,492,106

End of period	$74,745,909	$81,568,873

Undistributed net investment income (loss) included in net assets	$10,389	$16,366

CHANGE IN FUND SHARES
Shares sold	402,416	623,414
Shares reinvested	92,648	74,077
Shares redeemed	(615,003)	(479,580)

Net increase (decrease) from shareholder transactions	(119,939)	217,911

90	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		Large-Cap Value Fund
December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

$1,579,206	$1,528,151	$1,241,389	$1,223,804
4,734,625	10,074,367	2,923,215	6,760,604

3,766,474	(6,575,432)	7,634,891	(11,873,418)

10,080,305	5,027,086	11,799,495	(3,889,010)

(1,634,183)	(1,549,452)	(1,210,609)	(1,386,039)
(5,922,373)	(9,530,445)	(2,551,377)	(7,259,512)

(7,556,556)	(11,079,897)	(3,761,986)	(8,645,551)

22,268,489	13,871,816	10,068,319	7,137,756
7,555,981	9,949,810	3,761,521	6,791,729
(37,315,748)	(33,398,382)	(11,239,555)	(49,986,314)

(7,491,278)	(9,576,756)	2,590,285	(36,056,829)

(4,967,529)	(15,629,567)	10,627,794	(48,591,390)

132,243,686	147,873,253	64,052,042	112,643,432

$127,276,157	$132,243,686	$74,679,836	$64,052,042

$24,604	$20,846	$29,158	$(52,868)

624,346	358,145	307,459	196,342
205,773	283,713	106,318	222,388
(1,045,983)	(876,121)	(344,079)	(1,426,977)

(215,864)	(234,263)	69,698	(1,008,247)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	91

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended

	Real Estate Securities Fund
	December 31, 2016	December 31, 2015

OPERATIONS
Net investment income (loss)	$1,266,480	$2,338,397
Net realized gain (loss) on total investments	5,562,568	9,057,725
Net change in unrealized appreciation (depreciation) on total investments	(4,091,300)	(9,215,798)

Net increase (decrease) in net assets from operations	2,737,748	2,180,324

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,008,008)	(1,920,234)
From realized gains	(5,656,596)	(7,250,046)

Total distributions	(7,664,604)	(9,170,280)

SHAREHOLDER TRANSACTIONS
Subscriptions	11,672,280	9,995,182
Reinvestments of distributions	7,664,024	9,169,509
Redemptions	(14,241,732)	(67,604,617)

Net increase (decrease) from shareholder transactions	5,094,572	(48,439,926)

Net increase (decrease) in net assets	167,716	(55,429,882)

NET ASSETS
Beginning of period	73,223,054	128,652,936

End of period	$73,390,770	$73,223,054

Undistributed net investment income (loss) included in net assets	$25,520	$777,111

CHANGE IN FUND SHARES
Shares sold	337,254	266,581
Shares reinvested	249,805	280,757
Shares redeemed	(417,934)	(1,863,553)

Net increase (decrease) from shareholder transactions	169,125	(1,316,215)

92	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

$405,586	$353,097	$1,189,394	$1,131,653
2,626,509	3,155,099	2,461,331	4,560,195

6,035,967	(3,540,303)	2,563,969	(7,240,787)

9,068,062	(32,107)	6,214,694	(1,548,939)

(426,001)	(316,132)	(1,145,313)	(1,192,522)
(1,526,358)	(4,257,977)	(3,671,040)	(3,272,663)

(1,952,359)	(4,574,109)	(4,816,353)	(4,465,185)

10,263,400	8,594,667	4,897,370	2,794,439
1,952,360	4,574,109	4,815,469	4,458,272
(14,362,085)	(11,894,290)	(5,924,144)	(25,797,910)

(2,146,325)	1,274,486	3,788,695	(18,545,199)

4,969,378	(3,331,730)	5,187,036	(24,559,323)

49,402,579	52,734,309	47,407,947	71,967,270

$54,371,957	$49,402,579	$52,594,983	$47,407,947

$54,573	$75,097	$80,903	$9,262

332,274	247,043	139,116	73,813
55,276	152,369	136,030	133,842
(465,428)	(344,873)	(168,430)	(675,199)

(77,878)	54,539	106,716	(467,544)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	93

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended

	Stock Index Fund
	December 31, 2016	December 31, 2015

OPERATIONS
Net investment income (loss)	$7,407,950	$6,369,752
Net realized gain (loss) on total investments	(2,583,838)	2,948,092
Net change in unrealized appreciation (depreciation) on total investments	36,169,921	(7,905,576)

Net increase (decrease) in net assets from operations	40,994,033	1,412,268

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,364,981)	(6,567,752)
From realized gains	(99,340)	(2,591,490)

Total distributions	(7,464,321)	(9,159,242)

SHAREHOLDER TRANSACTIONS
Subscriptions	54,230,839	37,117,802
Reinvestments of distributions	7,464,321	9,159,242
Redemptions	(62,880,734)	(34,815,396)

Net increase (decrease) from shareholder transactions	(1,185,574)	11,461,648

Net increase (decrease) in net assets	32,344,138	3,714,674

NET ASSETS
Beginning of period	332,442,625	328,727,951

End of period	$364,786,763	$332,442,625

Undistributed net investment income (loss) included in net assets	$234,730	$56,694

CHANGE IN FUND SHARES
Shares sold	1,184,782	807,408
Shares reinvested	151,283	210,460
Shares redeemed	(1,382,151)	(757,927)

Net increase (decrease) from shareholder transactions	(46,086)	259,941

94	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Bond Fund
December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

$1,404,287	$1,265,738	$5,180,011	$6,130,746
(3,039,609)	(3,188,922)	972,943	870,642

2,552,810	669,622	1,574,766	(5,519,193)

917,488	(1,253,562)	7,727,720	1,482,195

(1,369,100)	(1,300,403)	(5,064,412)	(6,056,937)
—	—	(1,326,928)	(1,875,364)

(1,369,100)	(1,300,403)	(6,391,340)	(7,932,301)

13,118,610	16,102,178	22,516,803	33,411,926
1,369,100	1,300,403	6,391,111	7,260,264
(17,117,993)	(13,708,884)	(31,496,528)	(85,949,408)

(2,630,283)	3,693,697	(2,588,614)	(45,277,218)

(3,081,895)	1,139,732	(1,252,234)	(51,727,324)

91,819,471	90,679,739	179,095,957	230,823,281

$88,737,576	$91,819,471	$177,843,723	$179,095,957

$1,199,780	$1,187,981	$24,017	$(13,341)

747,209	830,584	878,817	1,294,749
77,089	73,887	261,609	295,252
(972,447)	(717,099)	(1,222,039)	(3,334,823)

(148,149)	187,372	(81,613)	(1,744,822)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	95

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the year ended

	Money Market Fund
	December 31, 2016	December 31, 2015

OPERATIONS
Net investment income (loss)	$215,103	$2,480
Net realized gain (loss) on total investments	264	39
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) in net assets from operations	215,367	2,519

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(215,103)	(2,480)
From realized gains	—	—

Total distributions	(215,103)	(2,480)

SHAREHOLDER TRANSACTIONS
Subscriptions	89,664,326	100,890,165
Reinvestments of distributions	215,103	2,480
Redemptions	(82,858,315)	(98,282,482)

Net increase (decrease) from shareholder transactions	7,021,114	2,610,163

Net increase (decrease) in net assets	7,021,378	2,610,202

NET ASSETS
Beginning of period	71,237,830	68,627,628

End of period	$78,259,208	$71,237,830

Undistributed net investment income (loss) included in net assets	$(693)	$(957)

CHANGE IN FUND SHARES
Shares sold	89,664,326	100,890,165
Shares reinvested	215,103	2,480
Shares redeemed	(82,858,315)	(98,282,482)

Net increase (decrease) from shareholder transactions	7,021,114	2,610,163

96	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Balanced Fund
December 31, 2016	December 31, 2015

$1,016,426	$959,980
440,145	671,769

1,331,597	(1,297,295)

2,788,168	334,454

(1,172,756)	(1,200,226)
(778,696)	(649,845)

(1,951,452)	(1,850,071)

8,005,105	18,837,821
1,951,031	1,849,613
(3,420,780)	(13,519,173)

6,535,356	7,168,261

7,372,072	5,652,644

42,584,908	36,932,264

$49,956,980	$42,584,908

$(880)	$401

774,495	1,763,317
189,420	184,224
(333,608)	(1,272,387)

630,307	675,154

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	97

Financial highlights

TIAA-CREF Life Funds

	Selected per share data
		Gain (loss) from investment operations
					Less distributions from
For the period or year ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

GROWTH EQUITY FUND
12/31/16	$28.87	$0.15	$(0.41)	$(0.26)	$(0.16)	$(0.82)	$(0.98)
12/31/15	27.03	0.07	2.52	2.59	(0.06)	(0.69)	(0.75)
12/31/14	26.37	0.09	2.89	2.98	(0.08)	(2.24)	(2.32)
12/31/13	18.89	0.07	7.47	7.54	(0.06)	—	(0.06)
12/31/12	16.26	0.12	2.64	2.76	(0.13)	—	(0.13)

GROWTH & INCOME FUND
12/31/16	35.69	0.46	2.63	3.09	(0.50)	(1.80)	(2.30)
12/31/15	37.54	0.39	0.81	1.20	(0.43)	(2.62)	(3.05)
12/31/14	37.02	0.38	3.75	4.13	(0.39)	(3.22)	(3.61)
12/31/13	30.37	0.40	9.98	10.38	(0.39)	(3.34)	(3.73)
12/31/12	26.54	0.42	3.94	4.36	(0.53)	—	(0.53)

LARGE-CAP VALUE FUND
12/31/16	31.20	0.61	5.25	5.86	(0.60)	(1.27)	(1.87)
12/31/15	36.80	0.46	(2.38)	(1.92)	(0.59)	(3.09)	(3.68)
12/31/14	36.64	0.66	2.64	3.30	(0.68)	(2.46)	(3.14)
12/31/13	29.39	0.54	9.49	10.03	(0.69)	(2.09)	(2.78)
12/31/12	24.92	0.55	4.47	5.02	(0.55)	—	(0.55)

REAL ESTATE SECURITIES FUND
12/31/16	33.36	0.58	0.70	1.28	(0.94)	(2.66)	(3.60)
12/31/15	36.64	0.79	0.71	1.50	(1.00)	(3.78)	(4.78)
12/31/14	29.36	0.59	7.77	8.36	(0.56)	(0.52)	(1.08)
12/31/13	29.35	0.53	0.02	0.55	(0.54)	—	(0.54)
12/31/12	24.94	0.45	4.48	4.93	(0.52)	—	(0.52)

SMALL-CAP EQUITY FUND
12/31/16	30.40	0.26	5.79	6.05	(0.29)	(1.02)	(1.31)
12/31/15	33.57	0.23	(0.32)	(0.09)	(0.21)	(2.87)	(3.08)
12/31/14	36.32	0.27	2.18	2.45	(0.27)	(4.93)	(5.20)
12/31/13	30.87	0.27	11.93	12.20	(0.25)	(6.50)	(6.75)
12/31/12	27.38	0.32	3.52	3.84	(0.35)	—	(0.35)

SOCIAL CHOICE EQUITY FUND
12/31/16	34.02	0.86	3.71	4.57	(0.84)	(2.69)	(3.53)
12/31/15	38.67	0.68	(1.80)	(1.12)	(0.97)	(2.56)	(3.53)
12/31/14	36.39	0.64	3.36	4.00	(0.71)	(1.01)	(1.72)
12/31/13	27.53	0.55	8.84	9.39	(0.53)	—	(0.53)
12/31/12	24.61	0.58	2.87	3.45	(0.53)	—	(0.53)

98	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return††	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses	Net expenses	Net investment income (loss)	Net investment income (loss) excluding payment from affiliates[u]	Portfolio turnover rate

$27.63	(0.96)%	(0.99)%	$74,746	0.60%	0.52%	0.55%	0.51%	106%
28.87	9.67	—	81,569	0.57	0.52	0.24	—	78
27.03	11.25	—	70,492	0.59	0.52	0.35	—	103
26.37	39.94	—	61,802	0.66	0.52	0.29	—	105
18.89	16.99	—	42,710	0.74	0.52	0.69	—	155

36.48	8.60	8.53	127,276	0.58	0.52	1.28	1.22	88
35.69	3.34	—	132,244	0.55	0.52	1.01	—	82
37.54	11.09	—	147,873	0.56	0.52	0.98	—	103
37.02	34.38	—	131,597	0.61	0.52	1.15	—	141
30.37	16.43	—	92,409	0.69	0.52	1.41	—	115

35.19	18.74	18.58	74,680	0.64	0.52	1.86	1.70	68
31.20	(5.00)	—	64,052	0.58	0.52	1.25	—	61
36.80	8.98	—	112,643	0.56	0.52	1.75	—	60
36.64	34.31	—	104,869	0.60	0.52	1.54	—	58
29.39	20.14	—	71,691	0.70	0.52	1.99	—	77

31.04	3.96	3.85	73,391	0.65	0.57	1.71	1.60	59
33.36	4.37	—	73,223	0.59	0.57	2.12	—	30
36.64	28.47	—	128,653	0.58	0.57	1.76	—	45
29.36	1.89	—	96,202	0.63	0.57	1.72	—	58
29.35	19.79	—	96,421	0.71	0.57	1.59	—	65

35.14	19.87	—	54,372	0.71	0.53	0.84	—	91
30.40	(0.15)	—	49,403	0.63	0.53	0.68	—	92
33.57	6.85	—	52,734	0.64	0.54	0.73	—	98
36.32	39.87	—	51,437	0.73	0.55	0.72	—	87
30.87	14.02	—	60,081	0.75	0.55	1.08	—	118

35.06	13.35	—	52,595	0.36	0.22	2.44	—	21
34.02	(2.70)	—	47,408	0.28	0.22	1.76	—	9
38.67	10.98	—	71,967	0.26	0.22	1.68	—	10
36.39	34.13	—	64,931	0.33	0.22	1.68	—	11
27.53	14.01	—	43,692	0.43	0.22	2.16	—	16

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	99

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
								Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]		Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations		Net investment income	Net realized gains	Total dividends and distributions

STOCK INDEX FUND
12/31/16		$44.35	$1.00		$4.64	$5.64		$(1.01)	$(0.01)	$(1.02)
12/31/15		45.43	0.88		(0.71)	0.17		(0.90)	(0.35)	(1.25)
12/31/14		41.22	0.80		4.34	5.14		(0.82)	(0.11)	(0.93)
12/31/13		31.48	0.70		9.81	10.51		(0.71)	(0.06)	(0.77)
12/31/12		27.81	0.68		3.87	4.55		(0.68)	(0.20)	(0.88)

INTERNATIONAL EQUITY FUND
12/31/16		17.86	0.28		(0.09)	0.19		(0.28)	—	(0.28)
12/31/15		18.30	0.25		(0.43)	(0.18)		(0.26)	—	(0.26)
12/31/14		20.15	0.29		(1.88)	(1.59)		(0.26)	—	(0.26)
12/31/13		16.60	0.33		3.67	4.00		(0.45)	—	(0.45)
12/31/12		12.85	0.32		3.70	4.02		(0.27)	—	(0.27)

BOND FUND
12/31/16		24.55	0.71		0.32	1.03		(0.73)	(0.19)	(0.92)
12/31/15		25.54	0.72		(0.57)	0.15		(0.88)	(0.26)	(1.14)
12/31/14		24.96	0.61		0.76	1.37		(0.57)	(0.22)	(0.79)
12/31/13		26.15	0.64		(1.04)	(0.40)		(0.62)	(0.17)	(0.79)
12/31/12		25.60	0.77		1.00	1.77		(0.74)	(0.48)	(1.22)

MONEY MARKET FUND
12/31/16		1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	—	(0.00)[d]
12/31/15		1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	—	(0.00)[d]
12/31/14		1.00	—		0.00 [d]	0.00	[d]	—	—	—
12/31/13		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]
12/31/12		1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	—	(0.00)[d]

BALANCED FUND
12/31/16		10.12	0.23		0.39	0.62		(0.25)	(0.17)	(0.42)
12/31/15		10.45	0.22		(0.09)	0.13		(0.30)	(0.16)	(0.46)
12/31/14	†	10.00	0.29		0.43	0.72		(0.27)	(0.00)[d]	(0.27)

†	The Fund commenced operations on January 31, 2014.
††

Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.

a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.
e	The Fund’s expenses do not include the expenses of the Underlying Funds.
u	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research provider if Advisor had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

100	2016 Annual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return††	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]	Portfolio turnover rate		Portfolio turnover rate excluding mortgage dollar rolls

$48.97	12.71%	—%	$364,787	0.12%		0.09%		2.19%		—%	12%		—%
44.35	0.43	—	332,443	0.11		0.09		1.91		—	7		—
45.43	12.46	—	328,728	0.12		0.09		1.86		—	8		—
41.22	33.43	—	283,117	0.16		0.09		1.90		—	5		—
31.48	16.35	—	207,090	0.25		0.09		2.22		—	6		—

17.77	1.06	0.96	88,738	0.69		0.60		1.57		1.47	94		—
17.86	(0.98)	—	91,819	0.66		0.60		1.29		—	77		—
18.30	(7.90)	—	90,680	0.66		0.60		1.46		—	91		—
20.15	24.15	—	98,106	0.74		0.60		1.79		—	133		—
16.60	31.27	—	77,021	0.80		0.60		2.21		—	111		—

24.66	4.23	—	177,844	0.42		0.35		2.80		—	217		143
24.55	0.57	—	179,096	0.39		0.35		2.77		—	155		—
25.54	5.47	—	230,823	0.39		0.35		2.38		—	180		—
24.96	(1.54)	—	189,409	0.44		0.35		2.46		—	133		—
26.15	6.91	—	184,563	0.53		0.35		2.92		—	174		—

1.00	0.28	—	78,259	0.26		0.15		0.28		—	—		—
1.00	0.00	—	71,238	0.23		0.15		0.00		—	—		—
1.00	0.00	—	68,628	0.23		0.11		0.00		—	—		—
1.00	0.01	—	73,406	0.27		0.13		0.00		—	—		—
1.00	0.02	—	62,598	0.39		0.15		0.02		—	—		—

10.32	6.14	—	49,957	0.24	[e]	0.10	[e]	2.20		—	17		—
10.12	1.28	—	42,585	0.23	[e]	0.10	[e]	2.03		—	40		—
10.45	7.21 [b]	—	36,932	0.49	ce	0.10	ce	2.99	[c]	—	59	[b]	—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Annual Report	101

Notes to financial statements

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

102	2016 Annual Report ▪ TIAA-CREF Life Funds

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2016, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, investments in partnerships, gains and losses from the sale of stock in passive foreign investment companies, the expiration of capital loss carryovers, and the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income were identified and reclassified among the components of certain Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

TIAA-CREF Life Funds ▪ 2016 Annual Report	103

Notes to financial statements

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. As a result of these amendments, the Board has approved the conversion of the Money Market Life Fund to a “government money market fund.” The conversion to a government money market fund was effective on October 14, 2016.

In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

104	2016 Annual Report ▪ TIAA-CREF Life Funds

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of December 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA-CREF Life Funds ▪ 2016 Annual Report	105

Notes to financial statements

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2016, there were no material transfers between levels by the Funds.

As of December 31, 2016, 100% of the value of investments in the Social Choice Equity Fund and the Balanced Fund were valued based on Level 1 inputs, while 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

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continued

The following table summarizes the market value of the Funds’ investments as of December 31, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Equity investments:
Consumer discretionary	$14,326,208	$707,380	$—	$15,033,588
Information technology	29,092,082	122,212	—	29,214,294
All other equity investments*	29,408,339	—	—	29,408,339
Short-term investments	—	1,450,000	—	1,450,000

Total	$72,826,629	$2,279,592	$—	$75,106,221

Growth & Income
Equity investments:
Consumer discretionary	$16,318,488	$938,674	$—	$17,257,162
Consumer staples	10,668,503	612,350	—	11,280,853
Financials	18,264,606	598,136	—	18,862,742
Health care	15,300,565	1,594,499	—	16,895,064
Industrials	11,546,861	196,515	—	11,743,376
Information technology	31,045,363	550,780	—	31,596,143
All other equity investments*	19,433,279	—	—	19,433,279
Short-term investments	1,314,509	574,999	—	1,889,508
Purchased options	16,630	—	—	16,630
Written options**	(71,764)	—	—	(71,764)

Total	$123,837,040	$5,065,953	$—	$128,902,993

Large-Cap Value
Equity investments:
Consumer discretionary	$4,809,222	$536,265	$—	$5,345,487
Financials	18,036,335	414,139	—	18,450,474
Industrials	7,273,442	—	160	7,273,602
Information technology	8,298,600	378,449	—	8,677,049
Materials	3,501,003	237,393	—	3,738,396
All other equity investments*	30,630,439	—	—	30,630,439
Short-term investments	383,044	500,000	—	883,044

Total	$72,932,085	$2,066,246	$160	$74,998,491

Real Estate Securities
Equity investments*	$69,558,805	$—	$—	$69,558,805
Short-term investments	—	2,050,000	—	2,050,000

Total	$69,558,805	$2,050,000	$—	$71,608,805

Small-Cap Equity
Equity investments*	$54,119,441	$—	$—	$54,119,441
Short-term investments	1,454,245	1,400,000	—	2,854,245
Futures**	(2,613)	—	—	(2,613)

Total	$55,571,073	$1,400,000	$—	$56,971,073

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Notes to financial statements

Fund	Level 1	Level 2	Level 3	Total

Stock Index
Equity investments:
Health care	$45,852,151	$—	$2,169	$45,854,320
Industrials	39,632,048	—	2,320	39,634,368
Telecommunication services	8,767,632	—	1,789	8,769,421
All other equity investments*	266,406,928	—	—	266,406,928
Short-term investments	4,261,654	3,700,000	—	7,961,654
Futures**	(25,384)	—	—	(25,384)

Total	$364,895,029	$3,700,000	$6,278	$368,601,307

International Equity
Equity investments:
Asia	$—	$23,873,235	$—	$23,873,235
Europe	—	56,529,468	—	56,529,468
All other equity investments*	2,058,275	3,528,974	—	5,587,249
Short-term investments	475,912	1,400,000	—	1,875,912

Total	$2,534,187	$85,331,677	$—	$87,865,864

Bond
Bank loan obligations	$—	$1,408,985	$—	$1,408,985
Corporate bonds	—	81,964,119	9,870	81,973,989
Government bonds	—	64,630,617	—	64,630,617
Structured assets	—	22,512,605	196,339	22,708,944
Preferred stocks	179,828	—	—	179,828
Short-term investments	—	19,779,487	—	19,779,487

Total	$179,828	$190,295,813	$206,209	$190,681,850

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At December 31, 2016, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Assets derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount

Growth & Income Fund
Equity contracts	Portfolio investments	$16,630
Equity contracts			Written options	$(71,764)

108	2016 Annual Report ▪ TIAA-CREF Life Funds

continued

	Assets derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location		Fair value amount

Small-Cap Equity Fund
Equity contracts			Futures	*	$(2,613)

Stock Index Fund
Equity contracts			Futures	*	(25,384)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended December 31, 2016, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Growth Equity Fund
Equity contracts	Written options	$5,445	$10,274

Growth & Income Fund
Equity contracts	Purchased options	(14,208)	3,323
Equity contracts	Written options	142,454	18,395

Large-Cap Value Fund
Equity contracts	Purchased options	(268,240)	—
Equity contracts	Written options	202,860	—
Equity contracts	Swap transactions	(32,577)	—

Small-Cap Equity Fund
Equity contracts	Futures transactions	203,143	(2,613)
Equity contracts	Swap transactions	(14,431)	—

Stock Index Fund
Equity contracts	Futures transactions	415,070	(24,014)

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual

TIAA-CREF Life Funds ▪ 2016 Annual Report	109

Notes to financial statements

provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2016, the Stock Index Fund and the Small-Cap Equity Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 3% of net assets.

At December 31, 2016, the Funds held the following open futures contracts:

Fund	Futures contracts	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

Small-Cap Equity	Russell 2000 Mini Index	2	$135,690	March 2017	$(2,613)

Stock Index	S&P 500 E Mini Index	32	3,577,920	March 2017	(25,384)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2016, the Growth Equity Fund, Growth & Income Fund, and the Large-Cap Value Fund had exposure to options, based on underlying notional values, generally between 0% and 5% of net assets.

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continued

Purchased options outstanding as of December 31, 2016 were as follows:

	Number of contracts	Value

Growth & Income Fund
Celgene Corp, Call, 1/19/18 at $125	11	$12,760
Dunkin’ Brands Group, Inc, Call, 2/17/17 at $60	7	245
Eli Lilly & Co, Call, 6/16/17 at $75	5	1,713
General Mills, Inc, Call, 4/21/17 at $65	7	938
Hershey Co, Call, 2/17/17 at $110	6	744
SPDR S&P500 ETF Trust, Put, 1/6/17 at $215	23	230

Total	59	$16,630

Written options outstanding as of December 31, 2016 were as follows:

	Number of Contracts	Value

Growth & Income Fund
AMC Networks, Inc, Put, 1/20/17 at $45	11	$(110)
American Water Works Co, Inc, Put, 3/17/17 at $65	10	(650)
American Water Works Co, Inc, Put, 3/17/17 at $70	10	(1,650)
Ball Corp, Put, 1/20/17 at $72.50	15	(862)
Caesarstone Ltd, Call, 4/21/17 at $35	6	(420)
Caesarstone Ltd, Put, 1/20/17 at $25	18	(360)
Caesarstone Ltd, Put, 4/21/17 at $27.50	6	(1,245)
Celgene Corp, Call, 1/19/18 at $145	11	(5,929)
Celgene Corp, Put, 1/19/18 at $95	11	(7,480)
Centene Corp, Put, 1/20/17 at $50	11	(275)
Cigna Corp, Put, 4/21/17 at $110	11	(1,700)
ConAgra Brands, Inc, Call, 1/20/17 at $41	15	(450)
ConAgra Brands, Inc, Put, 1/20/17 at $35	15	(90)
Constellation Brands, Inc, Put, 1/20/17 at $140	7	(770)
Dunkin’ Brands Group, Inc, Put, 2/17/17 at $50	11	(1,166)
Eagle Materials, Inc, Put, 1/20/17 at $92.50	8	(600)
Edwards Lifesciences Corp, Put, 2/17/17 at $85	12	(2,160)
Equifax, Inc, Put, 1/20/17 at $110	14	(420)
General Mills, Inc, Put, 1/20/17 at $57.50	18	(360)
General Mills, Inc, Put, 4/21/17 at $55	11	(935)
Hershey Co, Put, 1/20/17 at $97	7	(221)
Hologic, Inc, Put, 1/20/17 at $38	13	(292)
Humana, Inc, Put, 1/20/17 at $140	13	(169)
Incyte Corp, Put, 1/20/17 at $90	4	(460)
Kohl’s Corp, Put, 1/20/17 at $47.50	15	(1,515)
Medtronic plc, Call, 1/20/17 at $75	7	(112)
Medtronic plc, Put, 1/20/17 at $77.50	7	(4,319)
Medtronic plc, Put, 2/17/17 at $72.50	14	(3,640)
Merck & Co, Inc, Put, 1/20/17 at $58.50	13	(1,196)
Monster Beverage Corp, Put, 1/20/17 at $40	18	(360)

TIAA-CREF Life Funds ▪ 2016 Annual Report	111

Notes to financial statements

	Number of contracts	Value

PVH Corp, Put, 1/20/17 at $90	5	$(1,300)
PVH Corp, Put, 2/17/17 at $95	2	(1,380)
PVH Corp, Put, 3/17/17 at $90	2	(1,070)
salesforce.com, Inc, Put, 1/20/17 at $65	15	(960)
Seattle Genetics, Inc, Put, 3/17/17 at $48	17	(4,845)
SPDR S&P500 ETF Trust, Call, 1/6/17 at $215	23	(19,539)
Take-Two Interactive Software, Inc, Call, 1/20/17 at $50	7	(665)
TESARO, Inc, Put, 1/20/17 at $120	3	(630)
T-Mobile US, Inc, Put, 1/20/17 at $50	11	(176)
Ulta Salon Cosmetics & Fragrance, Inc, Put, 1/6/17 at $252.50	3	(636)
Universal Health Services, Inc, Put, 1/20/17 at $95	7	(647)

Total	437	$(71,764)

Transactions in written options and related premiums received during the year ended December 31, 2016 were as follows:

	Number of contracts	Premiums

Growth Equity
Outstanding at beginning of period	2	$4,816
Written	16	5,782
Purchased	(4)	(3,664)
Exercised	(2)	—
Expired	(12)	(6,934)

Outstanding at end of period	—	$—

Growth & Income Fund
Outstanding at beginning of period	87	$16,853
Written	8,893	1,278,893
Purchased	(4,694)	(898,532)
Exercised	(191)	(6,235)
Expired	(3,658)	(298,229)

Outstanding at end of period	437	$92,750

Large-Cap Value Fund
Outstanding at beginning of period	—	$—
Written	70	202,860
Purchased	—	—
Exercised	—	—
Expired	(70)	(202,860)

Outstanding at end of period	—	$—

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or

112	2016 Annual Report ▪ TIAA-CREF Life Funds

continued

make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. The Small-Cap Equity Fund is currently invested in a total return swap contract to gain exposure to certain equity markets. During the year ended December 31, 2016, the Large-Cap Value Fund and the Small-Cap Equity Fund’s exposure to total return swaps, based on underlying notional amounts, was generally between 0% and 3% of net assets.

At December 31, 2016, the Small-Cap Equity Fund held the following open total return swap contracts:

Counterparty	Notional amount	Termination date	Fixed payments received by or (paid) by fund per annum	Total return received by or (paid) by fund	Unrealized appreciation/ depreciation

Goldman Sachs	546,909	2/3/2017	0.03%	Difference between GSCBTINY Index less Russell 2000 Index and Russell 2500 Index	$—

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. Prior to October 1, 2016, Teachers Advisors, LLC was named Teachers Advisors, Inc. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, TPIS is not compensated. TPIS does not currently enter into agreements or otherwise pay other intermediaries to sell shares of the Funds.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds

TIAA-CREF Life Funds ▪ 2016 Annual Report	113

Notes to financial statements

certain percentages. As of December 31, 2016, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
Large-Cap Value	0.45%	0.52%
Real Estate Securities	0.50%	0.57%
Small-Cap Equity	0.46%	0.53%
Social Choice Equity	0.15%	0.22%
Stock Index	0.06%	0.09%
International Equity	0.50%	0.60%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%
Balanced	0.10%	0.10%

*	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2017. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. These amounts are included in Payment from affiliate on the Statements of Operations.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2016, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss)

Growth Equity	$157,615	$596,518	$99,254
Growth & Income	237,710	1,804,003	81,263
Large-Cap Value	309,434	395,632	125,941
Real Estate Securities	—	1,115,651	(99,768)
Small-Cap Equity	64,010	2,889,929	(233,799)
Social Choice Equity	41,175	104,524	(11,894)
Stock Index	1,119,336	27,662	8,437
International Equity	6,734	—	—
Bond	—	101,875	1,879
Balanced	—	320,276	(1,606)

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.

114	2016 Annual Report ▪ TIAA-CREF Life Funds

continued

Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. During the year ended December 31, 2016, TIAA received total proceeds of $6,263,818 and $15,429,078 from redemptions from the Growth and Income Fund and Bond Fund, respectively.

The following is the percentage of the Funds’ shares owned by affiliates and the Balanced Fund as of December 31, 2016:

Underlying Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by Life Balanced Fund	Total

Growth Equity	94%	6%	100%
Growth & Income	96	4	100
Large-Cap Value	94	6	100
Real Estate Securities	99	1	100
Small-Cap Equity	98	2	100
Social Choice Equity	100	—	100
Stock Index	99	1	100
International Equity	94	6	100
Bond	86	14	100
Money Market	100	—	100
Balanced	100	—	100

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at December 31, 2016

TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth Equity	$3,933,592	$1,451,437	$808,714	$114,380	$24,671	$4,416,923
TIAA-CREF Life Growth & Income	4,223,974	1,441,199	766,854	183,978	64,332	5,022,988
TIAA-CREF Life Large-Cap Value	3,671,834	1,136,553	711,279	73,600	74,860	4,623,160
TIAA-CREF Life Real Estate Securities	852,526	564,021	324,870	65,205	27,735	1,029,747
TIAA-CREF Life Small Cap Equity	841,169	283,843	272,950	(1,066)	7,860	1,007,691
TIAA-CREF Life Stock Index	3,379,474	777,363	516,253	(4,853)	81,414	4,024,156
TIAA-CREF Life International Equity	4,234,141	1,708,036	857,770	(88,941)	77,939	5,087,851
TIAA-CREF Life Bond	21,412,095	6,552,160	3,264,886	98,282	704,077	24,689,846

	$42,548,805	$13,914,612	$7,523,576	$440,585	$1,062,888	$49,902,362

TIAA-CREF Life Funds ▪ 2016 Annual Report	115

Notes to financial statements

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of December 31, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

116	2016 Annual Report ▪ TIAA-CREF Life Funds

continued

Net unrealized appreciation (depreciation): At December 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)

Growth Equity	$57,933,908	$17,873,623	$(701,310)	$17,172,313
Growth & Income	99,370,746	31,043,362	(1,439,351)	29,604,011
Large-Cap Value	62,037,136	14,595,609	(1,634,254)	12,961,355
Real Estate Securities	56,158,291	16,012,532	(562,018)	15,450,514
Small-Cap Equity	47,332,015	11,109,305	(1,467,634)	9,641,671
Social Choice Equity	33,826,022	19,765,459	(994,166)	18,771,293
Stock Index	216,776,617	159,166,987	(7,316,913)	151,850,074
International Equity	86,320,816	7,478,007	(5,932,959)	1,545,048
Bond	192,228,399	1,517,408	(3,063,957)	(1,546,549)
Balanced	50,679,071	233,797	(1,010,506)	(776,709)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended December 31, 2016 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$80,337,282	$—	$86,807,233	$—
Growth & Income	108,841,881	—	122,167,575	—
Large-Cap Value	45,259,796	—	45,272,280	—
Real Estate Securities	43,121,802	—	44,987,736	—
Small-Cap Equity	43,850,477	—	47,799,592	—
Social Choice Equity	10,450,318	—	9,993,710	—
Stock Index	41,293,264	—	46,986,690	—
International Equity	83,584,302	—	88,382,036	—
Bond	64,153,461	330,821,836	79,263,593	311,359,565
Balanced	14,485,369	—	8,093,893	—

TIAA-CREF Life Funds ▪ 2016 Annual Report	117

Notes to financial statements

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended December 31, 2016 and December 31, 2015 was as follows:

	2016			2015
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total

Growth Equity	$421,081	$2,165,658	$2,586,739	$604,803	$1,496,021	$2,100,824
Growth & Income	1,573,499	5,983,057	7,556,556	1,499,232	9,580,665	11,079,897
Large-Cap Value	1,210,609	2,551,377	3,761,986	2,900,767	5,744,784	8,645,551
Real Estate Securities	2,095,950	5,568,654	7,664,604	2,094,029	7,076,251	9,170,280
Small-Cap Equity	434,875	1,517,484	1,952,359	892,020	3,682,089	4,574,109
Social Choice Equity	1,145,313	3,671,040	4,816,353	1,192,522	3,272,663	4,465,185
Stock Index	7,364,981	99,340	7,464,321	7,001,099	2,158,143	9,159,242
International Equity	1,369,100	—	1,369,100	1,300,403	—	1,300,403
Bond	6,140,816	250,524	6,391,340	7,218,042	714,259	7,932,301
Money Market	215,103	—	215,103	2,480	—	2,480
Balanced Fund	1,190,563	760,889	1,951,452	1,200,386	649,685	1,850,071

As of December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed/ (overdistributed) ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Capital loss carryover	Late-year loss deferrals	Total

Growth Equity	$16,800	$1,338,572	$17,172,315	$—	$(212,821)	$18,314,866
Growth & Income	—	950,033	29,624,159	—	(219)	30,573,973
Large-Cap Value	24,735	364,681	12,961,349	—	(237,517)	13,113,248
Real Estate Securities	20,104	2,152,638	15,450,515	—	(652,801)	16,970,456
Small-Cap Equity	59,536	1,131,545	9,641,668	—	—	10,832,749
Social Choice Equity	71,831	204,393	18,771,293	—	—	19,047,517
Stock Index	181,186	473,748	151,850,063	—	—	152,504,997
International Equity	1,210,510	—	1,541,315	(27,482,127)	(1,197,841)	(25,928,143)
Bond	37,182	—	(1,546,548)	—	(542,200)	(2,051,566)
Balanced	—	564,677	(776,710)	—	—	(212,033)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of

118	2016 Annual Report ▪ TIAA-CREF Life Funds

continued

straddle losses, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, and the treatment of short-term gain as ordinary income for tax purposes.

At December 31, 2016, the following Funds had capital loss carryovers, which will expire as follows:

International Equity

12/31/2017	$22,163,893
No Expiration Date	5,318,234

Total	$27,482,127

For the year ended December 31, 2016, the International Equity Fund had capital loss carryovers availble from prior years of $8,123,581 expire.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2016, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Life Funds ▪ 2016 Annual Report	119

Notes to financial statements	concluded

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

120	2016 Annual Report ▪ TIAA-CREF Life Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Life Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund, and Balanced Fund (constituting the TIAA-CREF Life Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers and confirmation of underlying investee mutual fund shares by correspondence with the transfer agent of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 17, 2017

TIAA-CREF Life Funds ▪ 2016 Annual Report	121

Trustees and officers (unaudited)

TIAA-CREF Life Funds  ▪  December 31, 2016

Trustees

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director of Copper Rock Capital Partners, LLC (investment adviser).

122	2016 Annual Report ▪ TIAA-CREF Life Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth.
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Insurance. Inc.; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, LLC; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.

TIAA-CREF Life Funds ▪ 2016 Annual Report	123

Trustees and officers (unaudited)	continued

TIAA-CREF Life Funds  ▪  December 31, 2016

Trustees—concluded

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).

124	2016 Annual Report ▪ TIAA-CREF Life Funds

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Life Funds ▪ 2016 Annual Report	125

Trustees and officers (unaudited)	concluded

TIAA-CREF Life Funds  ▪  December 31, 2016

Officers

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Glenn Brightman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1972	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2016.	Senior Vice President, Chief Financial Officer of TIAA Global Asset Management. Treasurer of CREF; Principal Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1, the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer since 2013	One-year term. President and Principal Executive Officer since 2013.	Senior Executive Vice President, Chief Executive Officer of TIAA Global Asset Management. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.

126	2016 Annual Report ▪ TIAA-CREF Life Funds

J. Keith Morgan TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and Senior Managing Director and Corporate Secretary of the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.

Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the

TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.

Constance K. Weaver TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Senior Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

TIAA-CREF Life Funds ▪ 2016 Annual Report	127

Important tax information (unaudited)

TIAA-CREF Life Funds

For the fiscal year ended December 31, 2016, the TIAA-CREF Life Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 gains	Long-term capital gains	Total

Growth Equity	$—	$2,165,658	$2,165,658
Growth & Income	—	5,983,057	5,983,057
Large-Cap Value	—	2,551,377	2,551,377
Real Estate Securities	146,616	5,422,038	5,568,654
Small-Cap Equity	2,527	1,514,957	1,517,484
Social Choice Equity	—	3,671,040	3,671,040
Stock Index	18,138	81,202	99,340
International Equity	—	—	—
Bond	—	250,524	250,524
Money Market	—	—	—
Balanced	—	760,889	760,889

For the fiscal year ended December 31, 2016, the TIAA-CREF Life Funds designate the following percentages (or maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Growth Equity	100.00%
Growth & Income	100.00%
Large-Cap Value	96.89%
Real Estate Securities	2.77%
Small-Cap Equity	93.67%
Social Choice Equity	92.71%
Stock Index	71.73%
International Equity	0.00%
Balanced	19.35%

The TIAA-CREF Life International Equity Fund received income from foreign sources during the year ended December 31, 2016 of $1,481,326 ($0.29662 per share), and paid taxes to foreign countries during the year ended December 31, 2016 of $116,736 ($0.02338 per share).

128	2016 Annual Report ▪ TIAA-CREF Life Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 2000® Index, the Russell 3000® Index, the Russell 1000 Value Index and the Russell 1000 Growth Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been

TIAA-CREF Life Funds ▪ 2016 Annual Report	129

Additional information about index providers (unaudited)	concluded

licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

130	2016 Annual Report ▪ TIAA-CREF Life Funds

How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800-223-1200

To apply for a new policy or contract

877-825-0411

8 a.m. to 8 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,

730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

We’re fond of paper…in its original form. Switch to eDelivery at TIAA.org/eDelivery

97395	A10847 (2/17)

730 Third Avenue New York, NY 10017-3206

97395	A10847 (2/17)

Item 2. Code of Ethics.

2(a)   The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of ethics.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)  Not applicable.

2(f)  A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $291,270 and $283,900, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2016 and December 31, 2015, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for tax services billed to the Registrant were $136,630 and $151,397, respectively.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for all other services billed to the Registrant were $5,000 and $5,500, respectively.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2016 and December 31, 2015, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $305,800 and $399,000, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 0.1%
584		Delphi Automotive plc	$39,332

		TOTAL AUTOMOBILES & COMPONENTS	39,332

BANKS - 2.3%
46,352		Bank of America Corp	1,024,379
7,661		JPMorgan Chase & Co	661,068

		TOTAL BANKS	1,685,447

CAPITAL GOODS - 4.0%
5,409		Northrop Grumman Corp	1,258,025
5,453		Parker Hannifin Corp	763,420
2,626		Raytheon Co	372,892
1,632		Rockwell Automation, Inc	219,341
2,030		Roper Industries, Inc	371,652

		TOTAL CAPITAL GOODS	2,985,330

COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
14,686	*	IHS Markit Ltd	520,031
25,859		Nielsen NV	1,084,785

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,604,816

CONSUMER DURABLES & APPAREL - 1.7%
15,645		Mattel, Inc	431,020
10,687		Nike, Inc (Class B)	543,220
3,220		Ralph Lauren Corp	290,830

		TOTAL CONSUMER DURABLES & APPAREL	1,265,070

CONSUMER SERVICES - 3.7%
4,250		Las Vegas Sands Corp	226,993
6,685		Marriott International, Inc (Class A)	552,716
18,256	*	MGM Resorts International	526,320
26,755		Starbucks Corp	1,485,437

		TOTAL CONSUMER SERVICES	2,791,466

DIVERSIFIED FINANCIALS - 3.1%
6,382		Ameriprise Financial, Inc	708,019
3,786		Blackstone Group LP	102,336
6,332		CME Group, Inc	730,396
2,709		Goldman Sachs Group, Inc	648,670
1,950		T Rowe Price Group, Inc	146,757

		TOTAL DIVERSIFIED FINANCIALS	2,336,178

ENERGY - 3.1%
5,304	*	Concho Resources, Inc	703,310
3,533	*	Continental Resources, Inc	182,091
8,907		EOG Resources, Inc	900,498
2,072		Halliburton Co	112,075
4,814		Schlumberger Ltd	404,135

		TOTAL ENERGY	2,302,109

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.1%
4,961		Costco Wholesale Corp	$794,306

		TOTAL FOOD & STAPLES RETAILING	794,306

FOOD, BEVERAGE & TOBACCO - 2.7%
6,762		Molson Coors Brewing Co (Class B)	658,010
22,696	*	Monster Beverage Corp	1,006,341
7,270		Pinnacle Foods, Inc	388,581

		TOTAL FOOD, BEVERAGE & TOBACCO	2,052,932

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
19,886	*	Cerner Corp	942,000
1,124		Cigna Corp	149,930
1,734	*	Intuitive Surgical, Inc	1,099,651
11,571		UnitedHealth Group, Inc	1,851,823

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,043,404

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
13,553		Estee Lauder Cos (Class A)	1,036,669

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,036,669

MATERIALS - 3.1%
3,298		Dow Chemical Co	188,711
1,098		Ecolab, Inc	128,708
10,936		Monsanto Co	1,150,576
882		Scotts Miracle-Gro Co (Class A)	84,275
2,744		Sherwin-Williams Co	737,423

		TOTAL MATERIALS	2,289,693

MEDIA - 4.6%
8,469		CBS Corp (Class B)	538,798
22,314		Comcast Corp (Class A)	1,540,782
13,165		Walt Disney Co	1,372,056

		TOTAL MEDIA	3,451,636

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
1,925	*	Alexion Pharmaceuticals, Inc	235,524
6,737	*	Allergan plc	1,414,837
12,906		Bristol-Myers Squibb Co	754,227
13,115	*	Celgene Corp	1,518,061
10,934		Eli Lilly & Co	804,196
4,777		Shire plc (ADR)	813,905
25,985		Zoetis, Inc	1,390,977

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,931,727

RETAILING - 10.0%
3,592	*	Amazon.com, Inc	2,693,533
5,939		Expedia, Inc	672,770
2,813		Foot Locker, Inc	199,414
10,840		Home Depot, Inc	1,453,427
20,765		Industria De Diseno Textil S.A.	707,380
8,280	*	NetFlix, Inc	1,025,064
501	*	Priceline.com, Inc	734,496

		TOTAL RETAILING	7,486,084

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
37,184	*	Advanced Micro Devices, Inc	421,666
2,252		Broadcom Ltd	398,086

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY			VALUE

3,579		Lam Research Corp			$378,408
11,111	*	Micron Technology, Inc			243,553
6,106		Nvidia Corp			651,755
12,570		Qualcomm, Inc			819,564

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,913,032

SOFTWARE & SERVICES - 32.1%
9,591		Activision Blizzard, Inc			346,331
21,298	*	Adobe Systems, Inc			2,192,629
2,234	*	Alphabet, Inc (Class A)			1,770,333
3,676	*	Alphabet, Inc (Class C)			2,837,210
1,537	*	Autodesk, Inc			113,753
8,215		Automatic Data Processing, Inc			844,338
20,861	*	Facebook, Inc			2,400,058
3,360		Fidelity National Information Services, Inc			254,150
6,574	*	IAC/InterActiveCorp			425,930
21,635		Intuit, Inc			2,479,587
17,299		MasterCard, Inc (Class A)			1,786,122
59,183		Microsoft Corp			3,677,632
18,085	*	PayPal Holdings, Inc			713,815
6,854	*	Red Hat, Inc			477,724
20,150	*	salesforce.com, Inc			1,379,469
3,429	*,g	Scout24 AG.			122,212
1,893	*	ServiceNow, Inc			140,726
26,874		Visa, Inc (Class A)			2,096,710

		TOTAL SOFTWARE & SERVICES			24,058,729

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
16,216		Apple, Inc			1,878,137
2,914	*	Palo Alto Networks, Inc			364,396

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,242,533

TELECOMMUNICATION SERVICES - 0.4%
5,296	*	T-Mobile US, Inc			304,573

		TOTAL TELECOMMUNICATION SERVICES			304,573

TRANSPORTATION - 1.4%
10,042		Union Pacific Corp			1,041,155

		TOTAL TRANSPORTATION			1,041,155

		TOTAL COMMON STOCKS (Cost $56,042,831)			73,656,221

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 1.9%
$1,450,000		Federal Home Loan Bank (FHLB)	0.300%	01/03/17	1,450,000

					1,450,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,449,976)			1,450,000

		TOTAL INVESTMENTS - 100.4% (Cost $57,492,807)			75,106,221
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(360,312)

		NET ASSETS - 100.0%			$74,745,909

TIAA-CREF LIFE FUNDS - Growth Equity Fund

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/16, the aggregate value of these securities was $122,212 or 0.2% of net assets.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

BANKS - 8.6%
116,879		Bank of America Corp	$2,583,026
13,756		Citigroup, Inc	817,519
23,710		Citizens Financial Group, Inc	844,787
8,164		Comerica, Inc	556,050
8,252		Huntington Bancshares, Inc	109,091
42,485		ING Groep NV	598,136
31,078		JPMorgan Chase & Co	2,681,721
10,161		SunTrust Banks, Inc	557,331
24,854		Wells Fargo & Co	1,369,704
21,602		Zions Bancorporation	929,750

		TOTAL BANKS	11,047,115

CAPITAL GOODS - 7.3%
6,929		AGCO Corp	400,912
7,803	*,n	Caesarstone Sdot-Yam Ltd	223,556
3,464	n	Equifax, Inc	409,549
55,022	n	General Electric Co	1,738,695
11,319	n	Honeywell International, Inc	1,311,306
7,807		Illinois Tool Works, Inc	956,045
19,299		KBR, Inc	322,100
9,929		Kennametal, Inc	310,381
3,755		Northrop Grumman Corp	873,338
8,767		Paccar, Inc	560,211
6,660		Parker Hannifin Corp	932,400
5,683		Raytheon Co	806,986
4,008	*	WABCO Holdings, Inc	425,449

		TOTAL CAPITAL GOODS	9,270,928

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
12,149		Waste Management, Inc	861,486

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	861,486

CONSUMER DURABLES & APPAREL - 2.7%
3,377		Hasbro, Inc	262,697
14,312	*	Kate Spade & Co	267,205
25,700		Mattel, Inc	708,035
2,987	*	Mohawk Industries, Inc	596,444
13,932		Newell Rubbermaid, Inc	622,064
4,420	n	Phillips-Van Heusen Corp	398,861
9,361		Sony Corp	261,564
14,454	*,g	Spin Master Corp	346,534

		TOTAL CONSUMER DURABLES & APPAREL	3,463,404

CONSUMER SERVICES - 1.3%
2,271		Marriott International, Inc (Class A)	187,766
26,761	*	MGM Resorts International	771,520
11,438	*	Norwegian Cruise Line Holdings Ltd	486,458
10,570		Red Rock Resorts, Inc	245,118

		TOTAL CONSUMER SERVICES	1,690,862

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 2.9%
3,342		CME Group, Inc	$385,500
2,868		Goldman Sachs Group, Inc	686,743
23,762		Morgan Stanley	1,003,944
3,615		Northern Trust Corp	321,916
2,300		SPDR Trust Series 1	514,119
9,598		State Street Corp	745,956

		TOTAL DIVERSIFIED FINANCIALS	3,658,178

ENERGY - 7.9%
23,857		Cenovus Energy, Inc	360,956
14,481		Chevron Corp	1,704,414
7,515	*	Concho Resources, Inc	996,489
20,781	*	Continental Resources, Inc	1,071,053
6,644		Delek US Holdings, Inc	159,921
7,161	*	Diamondback Energy, Inc	723,691
14,985		EOG Resources, Inc	1,514,983
5,671		Exxon Mobil Corp	511,865
16,034	*	Parsley Energy, Inc	565,038
15,967	e	RPC, Inc	316,306
13,384	*	RSP Permian, Inc	597,194
9,223		Schlumberger Ltd	774,271
13,589		Williams Cos, Inc	423,162
18,690	*	WPX Energy, Inc	272,313

		TOTAL ENERGY	9,991,656

FOOD & STAPLES RETAILING - 0.5%
8,508		Wal-Mart Stores, Inc	588,073

		TOTAL FOOD & STAPLES RETAILING	588,073

FOOD, BEVERAGE & TOBACCO - 6.9%
15,213	n	ConAgra Foods, Inc	601,674
4,043	n	Constellation Brands, Inc (Class A)	619,832
27,798		Cott Corp	314,951
3,375		Fresh Del Monte Produce, Inc	204,626
5,080		Groupe Danone	321,455
3,732		Hershey Co	386,001
8,714		Kraft Heinz Co	760,907
6,619		Molson Coors Brewing Co (Class B)	644,095
19,944		Mondelez International, Inc	884,117
19,141	*,n	Monster Beverage Corp	848,712
13,729		PepsiCo, Inc	1,436,465
15,691		Philip Morris International, Inc	1,435,570
5,028		Pinnacle Foods, Inc	268,747

		TOTAL FOOD, BEVERAGE & TOBACCO	8,727,152

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
14,081		Baxter International, Inc	624,352
42,172	*	Boston Scientific Corp	912,180
3,655	n	Cigna Corp	487,540
5,141	*,n	Edwards Lifesciences Corp	481,712
6,348		Healthsouth Corp	261,792
883	*	Intuitive Surgical, Inc	559,972
7,749	n	Medtronic plc	551,961
4,417		STERIS plc	297,662
1,999		UnitedHealth Group, Inc	319,920
5,015	n	Universal Health Services, Inc (Class B)	533,496
4,408	*	VCA Antech, Inc	302,609
3,243	*	WellCare Health Plans, Inc	444,550

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,777,746

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
5,096	*	Central Garden & Pet Co	$168,627
3,846	*	elf Beauty, Inc	111,303
1,596		L’Oreal S.A.	290,895
16,589		Procter & Gamble Co	1,394,803

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,965,628

INSURANCE - 3.3%
16,401		American International Group, Inc	1,071,149
5,814	*	Berkshire Hathaway, Inc (Class B)	947,566
7,713		Chubb Ltd	1,019,041
3,854		Lincoln National Corp	255,405
16,038		Metlife, Inc	864,288

		TOTAL INSURANCE	4,157,449

MATERIALS - 3.5%
35,628	*	AK Steel Holding Corp	363,762
25,632		Dow Chemical Co	1,466,663
4,640	n	Eagle Materials, Inc	457,179
2,016		Ecolab, Inc	236,316
16,615	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	219,152
7,849		International Paper Co	416,468
4,011		Monsanto Co	421,997
2,732		Scotts Miracle-Gro Co (Class A)	261,043
16,431		United States Steel Corp	542,387

		TOTAL MATERIALS	4,384,967

MEDIA - 4.0%
10,333		CBS Corp (Class B)	657,385
22,294		Comcast Corp (Class A)	1,539,401
10,505	*	Imax Corp	329,857
9,670		Time Warner, Inc	933,445
8,617		Viacom, Inc (Class B)	302,457
12,617		Walt Disney Co	1,314,944

		TOTAL MEDIA	5,077,489

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
6,296		AbbVie, Inc	394,256
1,668	*	Allergan plc	350,297
13,956		AstraZeneca plc (ADR)	381,278
5,149	*	BioMarin Pharmaceutical, Inc	426,543
16,332		Bristol-Myers Squibb Co	954,442
7,473	*,n	Celgene Corp	865,000
4,565	*,e	Clovis Oncology, Inc	202,777
20,164		Eli Lilly & Co	1,483,062
17,318	*	H Lundbeck AS	703,128
2,993	*,n	Incyte Corp	300,108
7,836		Ipsen	566,191
3,245	*	Jazz Pharmaceuticals plc	353,802
25,881	n	Merck & Co, Inc	1,523,614
57,612		Pfizer, Inc	1,871,238
3,686	*,n	Seattle Genetics, Inc	194,510
5,695		Shire Ltd	325,180
1,650	*,n	TESARO, Inc	221,892

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,117,318

REAL ESTATE - 0.3%
3,828		Crown Castle International Corp	332,156

		TOTAL REAL ESTATE	332,156

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

RETAILING - 5.6%
3,418	*	Amazon.com, Inc	$2,563,056
14,367		Home Depot, Inc	1,926,327
9,704		Industria De Diseno Textil S.A.	330,576
49,980	*	JC Penney Co, Inc	415,334
4,565	n	Kohl’s Corp	225,420
4,720	*	NetFlix, Inc	584,336
2,586	*,n	Ulta Salon Cosmetics & Fragrance, Inc	659,275
11,274	*	Urban Outfitters, Inc	321,083

		TOTAL RETAILING	7,025,407

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
2,140	*,e	Acacia Communications, Inc	132,145
11,065	*	Advanced Micro Devices, Inc	125,477
4,688	*,e	Ambarella, Inc	253,761
27,418		Applied Materials, Inc	884,779
4,989		Broadcom Ltd	881,906
32,275		Intel Corp	1,170,614
8,260		Microchip Technology, Inc	529,879
12,432	*	Micron Technology, Inc	272,509
7,707	*	Microsemi Corp	415,947
1,490		Monolithic Power Systems, Inc	122,076
8,924		Nvidia Corp	952,548
13,128		Qualcomm, Inc	855,946
6,717		Xilinx, Inc	405,505

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,003,092

SOFTWARE & SERVICES - 13.5%
6,982	*	Adobe Systems, Inc	718,797
4,309	*	Alphabet, Inc (Class C)	3,325,772
7,382	*	CyberArk Software Ltd	335,881
9,070	*	Electronic Arts, Inc	714,353
14,526	*	Facebook, Inc	1,671,216
5,680	*	IAC/InterActiveCorp	368,007
13,730		MasterCard, Inc (Class A)	1,417,623
54,985		Microsoft Corp	3,416,768
1,892	*	MicroStrategy, Inc (Class A)	373,481
16,518		Oracle Corp	635,117
10,174	*,e	Pandora Media, Inc	132,669
7,386	*	PayPal Holdings, Inc	291,525
5,488	*	PTC, Inc	253,930
13,935	*,n	salesforce.com, Inc	953,990
2,343	*	ServiceNow, Inc	174,179
27,101		Symantec Corp	647,443
11,045	*,n	Take-Two Interactive Software, Inc	544,408
17,780		Tencent Holdings Ltd	431,114
6,458	*,e	VMware, Inc (Class A)	508,438
36,043	g	Worldpay Group plc	119,666
6,991	*	Yelp, Inc	266,567

		TOTAL SOFTWARE & SERVICES	17,300,944

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
39,767		Apple, Inc	4,605,814
15,543	*	Ciena Corp	379,405
32,274		Cisco Systems, Inc	975,320
15,452	*	Cray, Inc	319,856
4,277	*	Electronics for Imaging, Inc	187,589
13,624	*	Flextronics International Ltd	195,777
4,577	*	Itron, Inc	287,665
3,930	*	Orbotech Ltd	131,301
3,719	*	Universal Display Corp	209,380

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,292,107

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

TELECOMMUNICATION SERVICES - 2.0%
40,549		AT&T, Inc			$1,724,549
13,377	*,n	T-Mobile US, Inc			769,311

		TOTAL TELECOMMUNICATION SERVICES			2,493,860

TRANSPORTATION - 1.2%
4,425		DSV AS			196,515
5,614		Kansas City Southern Industries, Inc			476,348
8,183		United Parcel Service, Inc (Class B)			938,099

		TOTAL TRANSPORTATION			1,610,962

UTILITIES - 1.8%
7,413	n	American Water Works Co, Inc			536,404
7,367		NextEra Energy, Inc			880,062
14,764		NiSource, Inc			326,875
4,842		Sempra Energy			487,299

		TOTAL UTILITIES			2,230,640

		TOTAL COMMON STOCKS (Cost $96,632,660)			127,068,619

PURCHASED OPTIONS - 0.0%

CONSUMER SERVICES - 0.0%
700		Dunkin’ Brands Group, Inc			245

		TOTAL CONSUMER SERVICES			245

DIVERSIFIED FINANCIALS - 0.0%
2,300		SPDR S&P500 ETF Trust			230

		TOTAL DIVERSIFIED FINANCIALS			230

FOOD, BEVERAGE & TOBACCO - 0.0%
700		General Mills, Inc			938
600		Hershey Co			744

		TOTAL FOOD, BEVERAGE & TOBACCO			1,682

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,100		Celgene Corp			12,760
500		Eli Lilly & Co			1,713

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			14,473

		TOTAL PURCHASED OPTIONS (Cost $15,828)			16,630

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.5%
$575,000		Federal Home Loan Bank (FHLB)	0.300%	01/03/17	574,999

					574,999

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
1,314,509	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,314,509

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,314,509

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,889,499)			1,889,508

		TOTAL INVESTMENTS - 101.3% (Cost $98,537,987)			128,974,757
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(1,698,600)

		NET ASSETS - 100.0%			$127,276,157

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Abbreviation(s):

ADR American Depositary Receipt

ETF Exchange Traded Fund

SPDR Standard & Poor’s Depository Receipts

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,281,590.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/16, the aggregate value of these securities was $466,200 or 0.4% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.3%
4,142	*	American Axle & Manufacturing Holdings, Inc	$79,941
12,996		Ford Motor Co	157,641

		TOTAL AUTOMOBILES & COMPONENTS	237,582

BANKS - 12.4%
99,356		Bank of America Corp	2,195,768
20,764		Citigroup, Inc	1,234,005
7,588		Citizens Financial Group, Inc	270,361
7,728		Comerica, Inc	526,354
7,203		Hilltop Holdings, Inc	214,649
4,810		Huntington Bancshares, Inc	63,588
13,753		JPMorgan Chase & Co	1,186,746
36,368		Regions Financial Corp	522,244
12,562		TCF Financial Corp	246,090
40,455		Wells Fargo & Co	2,229,475
13,160		Zions Bancorporation	566,406

		TOTAL BANKS	9,255,686

CAPITAL GOODS - 7.6%
3,830		Ametek, Inc	186,138
1		Arconic, Inc	19
2,434		Caterpillar, Inc	225,729
14,313	*	Colfax Corp	514,266
4,029		Dover Corp	301,893
4,694		Fortive Corp	251,739
38,137		General Electric Co	1,205,129
2,201	*	Herc Holdings, Inc	88,392
4,287		L3 Technologies, Inc	652,095
6,842		Masco Corp	216,344
4,204		Paccar, Inc	268,636
5,885	*	SPX Corp	139,592
9,148	*	SPX FLOW, Inc	293,285
14,545		Terex Corp	458,604
17,534		Triumph Group, Inc	464,651
3,050		United Technologies Corp	334,341
3,742	*	USG Corp	108,069

		TOTAL CAPITAL GOODS	5,708,922

CONSUMER DURABLES & APPAREL - 2.1%
14,365	*	Fossil Group, Inc	371,479
17,913		Mattel, Inc	493,503
21,572		Pulte Homes, Inc	396,493
3,101		Sony Corp	86,648
7,319		Sony Corp (ADR)	205,152

		TOTAL CONSUMER DURABLES & APPAREL	1,553,275

CONSUMER SERVICES - 2.6%
6,828		Carnival Corp	355,466
15,270		Extended Stay America, Inc	246,610
12,524	*	MGM Resorts International	361,067
7,143	*	Norwegian Cruise Line Holdings Ltd	303,792
8,970		Red Rock Resorts, Inc	208,014

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

10,097		Restaurant Brands International, Inc	$481,223

		TOTAL CONSUMER SERVICES	1,956,172

DIVERSIFIED FINANCIALS - 6.7%
2,570		American Express Co	190,386
4,080		Bank of New York Mellon Corp	193,310
1,382		Capital One Financial Corp	120,566
22,831	*	Deutsche Bank AG.	414,139
7,255		Goldman Sachs Group, Inc	1,737,210
4,983		Legg Mason, Inc	149,042
10,754		Morgan Stanley	454,356
11,134		State Street Corp	865,334
25,020		Synchrony Financial	907,475

		TOTAL DIVERSIFIED FINANCIALS	5,031,818

ENERGY - 14.5%
2,855		Anadarko Petroleum Corp	199,079
1,007	*	Arch Coal, Inc	78,596
8,269		Baker Hughes, Inc	537,237
36	*	California Resources Corp	767
36,464		Cenovus Energy, Inc	551,700
12,460		Chevron Corp	1,466,542
2,815	*	Continental Resources, Inc	145,085
148	*	Diamondback Energy, Inc	14,957
14,581		EOG Resources, Inc	1,474,139
11,080		Exxon Mobil Corp	1,000,081
28,382	*	Matador Resources Co	731,120
30,776		Nabors Industries Ltd	504,727
4,554	*	Newfield Exploration Co	184,437
12,433	*	Parsley Energy, Inc	438,139
10,171		Plains All American Pipeline LP	328,422
6,738		Plains GP Holdings LP	233,674
11,673	e	RPC, Inc	231,242
12,681	*	RSP Permian, Inc	565,826
7,131		Schlumberger Ltd	598,648
4,644		Suncor Energy, Inc (NY)	151,812
6,182		Superior Energy Services	104,352
83,434	*	Weatherford International Ltd	416,336
23,295		Williams Cos, Inc	725,406
9,367	*	WPX Energy, Inc	136,477

		TOTAL ENERGY	10,818,801

FOOD & STAPLES RETAILING - 1.0%
6,070	*	US Foods Holding Corp	166,804
1,757		Walgreens Boots Alliance, Inc	145,409
6,631		Wal-Mart Stores, Inc	458,335

		TOTAL FOOD & STAPLES RETAILING	770,548

FOOD, BEVERAGE & TOBACCO - 7.0%
14,966		ConAgra Foods, Inc	591,905
5,756		Kellogg Co	424,275
9,325		Kraft Heinz Co	814,259
4,988	*	Lamb Weston Holdings, Inc	188,796
770		Molson Coors Brewing Co (Class B)	74,929
29,832		Mondelez International, Inc	1,322,453
10,158		Philip Morris International, Inc	929,355
16,795		Pinnacle Foods, Inc	897,693
166		Snyder’s-Lance, Inc	6,364

		TOTAL FOOD, BEVERAGE & TOBACCO	5,250,029

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
27,855		Abbott Laboratories	$1,069,910
621		Anthem, Inc	89,281
1,160		Baxter International, Inc	51,434
8,259	*	Boston Scientific Corp	178,642
4,192		Cigna Corp	559,171
3,630	*	Express Scripts Holding Co	249,708
3,228		Medtronic plc	229,931
1,470	*	WellCare Health Plans, Inc	201,508
1,892		Zimmer Holdings, Inc	195,254

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,824,839

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
11,095		Procter & Gamble Co	932,868

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	932,868

INSURANCE - 5.5%
4,816		Allstate Corp	356,962
10,167		American International Group, Inc	664,007
4,192	*	Berkshire Hathaway, Inc (Class B)	683,212
3,789		Chubb Ltd	500,603
6,915		Hartford Financial Services Group, Inc	329,500
11,972		Metlife, Inc	645,171
5,599		Principal Financial Group	323,958
2,296		Travelers Cos, Inc	281,076
2,215		W.R. Berkley Corp	147,320
6,204		XL Group Ltd	231,161

		TOTAL INSURANCE	4,162,970

MATERIALS - 5.0%
410		Acerinox S.A.	5,417
14,976	*	AK Steel Holding Corp	152,905
2,202		Albemarle Corp	189,548
31,572	*	ArcelorMittal	231,976
2,497	*	Berry Plastics Group, Inc	121,679
4,227		Dow Chemical Co	241,869
4,200		EI du Pont de Nemours & Co	308,280
24,878	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	328,141
6,434	*	GCP Applied Technologies, Inc	172,110
47,199	*	Louisiana-Pacific Corp	893,477
22,396	*	Multi Packaging Solutions International Ltd	319,367
14,920		Olin Corp	382,101
19,547		Teck Resources Ltd	391,526

		TOTAL MATERIALS	3,738,396

MEDIA - 0.5%
1,677		Time Warner, Inc	161,881
6,036		Viacom, Inc (Class B)	211,863

		TOTAL MEDIA	373,744

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
12,594		Agilent Technologies, Inc	573,783
3,409	*	Allergan plc	715,924
6,748	*	Endo International plc	111,139
9,165		Johnson & Johnson	1,055,900
11,856		Merck & Co, Inc	697,963
30,911		Pfizer, Inc	1,003,989
179		Shire plc (ADR)	30,498

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,189,196

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 1.5%
638		AvalonBay Communities, Inc	$113,022
4,312		HCP, Inc	128,152
13,513		MGM Growth Properties LLC	342,014
862	*	Quality Care Properties, Inc	13,361
46,580		Washington Prime Group, Inc	484,898

		TOTAL REAL ESTATE	1,081,447

RETAILING - 1.7%
39,938	*	Groupon, Inc	132,594
200,000	*	Hengdeli Holdings Ltd	28,758
140,875	*,m	Intime Retail Group Co Ltd	127,244
60,851	*	JC Penney Co, Inc	505,672
3,821		Macy’s, Inc	136,830
89,100		Via Varejo S.A.	293,616

		TOTAL RETAILING	1,224,714

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
70,937	*	Advanced Micro Devices, Inc	804,426
62,063		Advanced Semiconductor Engineering, Inc (ADR)	312,797
20,981		Intel Corp	760,981
28,665		Marvell Technology Group Ltd	397,583
6,533	*	Mellanox Technologies Ltd	267,200
6,696	*	Micron Technology, Inc	146,776
23,597	*	ON Semiconductor Corp	301,098
3,578		Qualcomm, Inc	233,286
18,800		Sumco Corp	241,699

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,465,846

SOFTWARE & SERVICES - 3.8%
1,734	*	Autodesk, Inc	128,333
5,709	*	Dell Technologies, Inc-VMware Inc	313,824
7,107	*	eBay, Inc	211,007
4,486	*	Fortinet, Inc	135,118
7,155	*	IAC/InterActiveCorp	463,573
1,424	*	MicroStrategy, Inc (Class A)	281,098
15,627		Oracle Corp	600,858
15,906		Symantec Corp	379,994
32,886		Xerox Corp	287,095

		TOTAL SOFTWARE & SERVICES	2,800,900

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
1,510		Apple, Inc	174,888
12,014	*	Ciena Corp	293,262
29,577		Cisco Systems, Inc	893,817
4,701		Corning, Inc	114,093
8,574		Hewlett Packard Enterprise Co	198,402
3,400		Hitachi High-Technologies Corp	136,750
13,683		HP, Inc	203,056
30,109	e	Nokia Corp	144,824
3,697		Western Digital Corp	251,211

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,410,303

TELECOMMUNICATION SERVICES - 3.1%
32,647		AT&T, Inc	1,388,477
15,332		Telephone & Data Systems, Inc	442,635
8,959		Verizon Communications, Inc	478,231

		TOTAL TELECOMMUNICATION SERVICES	2,309,343

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.1%
15,994	*,b,m	AMR Corp (Escrow)	$160
3,677		Kansas City Southern Industries, Inc	311,993
5,341	*	Kirby Corp	355,177
8,655		Union Pacific Corp	897,350

		TOTAL TRANSPORTATION	1,564,680

UTILITIES - 3.3%
3,252		American Electric Power Co, Inc	204,746
3,025		Duke Energy Corp	234,800
2,314		Edison International	166,585
2,773		Exelon Corp	98,414
5,280		FirstEnergy Corp	163,521
6,305		NextEra Energy, Inc	753,196
4,580		PG&E Corp	278,327
1,270		Sempra Energy	127,813
10,466		Xcel Energy, Inc	425,966

		TOTAL UTILITIES	2,453,368

		TOTAL COMMON STOCKS
		(Cost $59,426,376)	74,115,447

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.7%
$500,000		Federal Home Loan Bank (FHLB)	0.300%	01/03/17	500,000

					500,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
383,044	c	State Street Navigator Securities Lending Government Money Market Portfolio			383,044

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			383,044

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $883,035)			883,044

		TOTAL INVESTMENTS - 100.4%
		(Cost $60,309,411)			74,998,491
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(318,655)

		NET ASSETS - 100.0%			$74,679,836

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $372,296.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.8%

DIVERSIFIED REITS - 1.6%
20,000		Gramercy Property Trust	$183,600
90,000		Spirit Realty Capital, Inc	977,400

		TOTAL DIVERSIFIED REITS	1,161,000

HOTEL & RESORT REITS - 0.2%
7,000		MGM Growth Properties LLC	177,170

		TOTAL HOTEL & RESORT REITS	177,170

INDUSTRIAL REITS - 11.5%
75,000		Prologis, Inc	3,959,250
150,000		Rexford Industrial Realty, Inc	3,478,500
35,000		Terreno Realty Corp	997,150

		TOTAL INDUSTRIAL REITS	8,434,900

IT CONSULTING & OTHER SERVICES - 0.9%
18,000	*	InterXion Holding NV	631,260

		TOTAL IT CONSULTING & OTHER SERVICES	631,260

MORTGAGE REITS - 0.6%
20,000		Starwood Property Trust, Inc	439,000

		TOTAL MORTGAGE REITS	439,000

OFFICE REITS - 11.2%
6,000		Alexandria Real Estate Equities, Inc	666,780
18,000		Boston Properties, Inc	2,264,040
30,000		Hudson Pacific Properties	1,043,400
20,000		Kilroy Realty Corp	1,464,400
26,000		SL Green Realty Corp	2,796,300

		TOTAL OFFICE REITS	8,234,920

REAL ESTATE SERVICES - 0.8%
30,000		Kennedy-Wilson Holdings, Inc	615,000

		TOTAL REAL ESTATE SERVICES	615,000

RESIDENTIAL REITS - 18.2%
25,000		American Homes 4 Rent	524,500
35,000		Apartment Investment & Management Co (Class A)	1,590,750
5,000		AvalonBay Communities, Inc	885,750
30,000		Colony Starwood Homes	864,300
23,000		Equity Lifestyle Properties, Inc	1,658,300
40,000		Equity Residential	2,574,400
8,000		Essex Property Trust, Inc	1,860,000
8,000		Mid-America Apartment Communities, Inc	783,360
100,000		Monogram Residential Trust, Inc	1,082,000
20,000		Sun Communities, Inc	1,532,200

		TOTAL RESIDENTIAL REITS	13,355,560

RETAIL REITS - 13.9%
8,000		Agree Realty Corp	368,400
25,000		DDR Corp	381,750

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

30,000	Equity One, Inc	$920,700
13,000	Federal Realty Investment Trust	1,847,430
65,000	General Growth Properties, Inc	1,623,700
7,500	Regency Centers Corp	517,125
45,000	Retail Opportunities Investment Corp	950,850
20,000	Simon Property Group, Inc	3,553,400

	TOTAL RETAIL REITS	10,163,355

SPECIALIZED REITS - 35.9%
32,000	American Tower Corp	3,381,760
35,000	Crown Castle International Corp	3,036,950
35,000	CyrusOne, Inc	1,565,550
40,000	DiamondRock Hospitality Co	461,200
7,000	Digital Realty Trust, Inc	687,820
8,000	Equinix, Inc	2,859,280
15,000	Extra Space Storage, Inc	1,158,600
35,000	Four Corners Property Trust, Inc	718,200
16,000	Gaming and Leisure Properties, Inc	489,920
30,000	HCP, Inc	891,600
35,000	Healthcare Trust of America, Inc	1,018,850
45,000	Host Marriott Corp	847,800
35,000	National Storage Affiliates Trust	772,450
8,000	Public Storage, Inc	1,788,000
18,000	QTS Realty Trust, Inc	893,700
65,000	Sunstone Hotel Investors, Inc	991,250
15,000	Ventas, Inc	937,800
17,000	Welltower, Inc	1,137,810
90,000	Weyerhaeuser Co	2,708,100

	TOTAL SPECIALIZED REITS	26,346,640

	TOTAL COMMON STOCKS
	(Cost $54,107,339)	69,558,805

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 2.8%
$2,050,000	Federal Home Loan Bank (FHLB)	0.300%	01/03/17	2,050,000

				2,050,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,049,966)			2,050,000

	TOTAL INVESTMENTS - 97.6%
	(Cost $56,157,305)			71,608,805
	OTHER ASSETS & LIABILITIES, NET - 2.4%			1,781,965

	NET ASSETS - 100.0%			$73,390,770

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
5,540		Cooper Tire & Rubber Co	$215,229
3,409	*	Tenneco, Inc	212,960
1,870		Visteon Corp	150,236

		TOTAL AUTOMOBILES & COMPONENTS	578,425

BANKS - 13.6%
3,590		Banner Corp	200,358
13,220		Brookline Bancorp, Inc	216,808
9,080		Cathay General Bancorp	345,312
3,990		Columbia Banking System, Inc	178,273
10,320	*	Essent Group Ltd	334,059
3,360	*	FCB Financial Holdings, Inc	160,272
16,600		First Commonwealth Financial Corp	235,388
11,845		First Midwest Bancorp, Inc	298,849
19,410		FNB Corp	311,142
21,633		Fulton Financial Corp	406,700
5,680		Great Western Bancorp, Inc	247,591
9,050		Hilltop Holdings, Inc	269,690
12,700		Hope Bancorp, Inc	278,003
600		IBERIABANK Corp	50,250
21,720		Investors Bancorp, Inc	302,994
8,080	l	LegacyTexas Financial Group, Inc	347,925
30,820	*	MGIC Investment Corp	314,056
8,263		Oritani Financial Corp	154,932
3,184		Pinnacle Financial Partners, Inc	220,651
3,271		Popular, Inc	143,335
12,530		Provident Financial Services, Inc	354,599
25,120		Radian Group, Inc	451,658
12,721		Sterling Bancorp/DE	297,671
14,410		Umpqua Holdings Corp	270,620
9,237		United Community Banks, Inc	273,600
5,400	*	Walker & Dunlop, Inc	168,480
8,180		Washington Federal, Inc	280,983
4,900		Wintrust Financial Corp	355,593

		TOTAL BANKS	7,469,792

CAPITAL GOODS - 9.8%
3,900		Allison Transmission Holdings, Inc	131,391
2,755	*	American Woodmark Corp	207,314
1,910		Apogee Enterprises, Inc	102,300
5,410		Barnes Group, Inc	256,542
4,450	*	Beacon Roofing Supply, Inc	205,011
4,630	*	Colfax Corp	166,356
6,159		Comfort Systems USA, Inc	205,095
2,960		Crane Co	213,475
1,032		Cubic Corp	49,484
4,300	*	DigitalGlobe, Inc	123,195
6,387		EMCOR Group, Inc	451,944
3,669		Encore Wire Corp	159,051
3,804		EnerSys	297,092
3,270		EnPro Industries, Inc	220,267
4,050	*	Gibraltar Industries, Inc	168,683
5,870		ITT, Inc	226,406
467		John Bean Technologies Corp	40,139
3,600	*	Mastec, Inc	137,700

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,380	*	Moog, Inc (Class A)	$156,318
15,430	*	MRC Global, Inc	312,612
6,824		Mueller Industries, Inc	272,687
2,276	*	Patrick Industries, Inc	173,659
3,240	*	SPX FLOW, Inc	103,874
4,580		Toro Co	256,251
5,000	*	Univar, Inc	141,850
2,256		Universal Forest Products, Inc	230,518
10,200	*	Wabash National Corp	161,364
3,230	*	WESCO International, Inc	214,957

		TOTAL CAPITAL GOODS	5,385,535

COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
11,600	*	ACCO Brands Corp	151,380
3,130		Kforce, Inc	72,303
9,680	*	Navigant Consulting, Inc	253,422
3,910	*	On Assignment, Inc	172,666
6,761		Rollins, Inc	228,387
4,831		Viad Corp	213,047
3,512	*	WageWorks, Inc	254,620

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,345,825

CONSUMER DURABLES & APPAREL - 3.0%
12,910		Callaway Golf Co	141,494
2,960		Columbia Sportswear Co	172,568
2,290	*	Helen of Troy Ltd	193,390
8,480	*	Kate Spade & Co	158,322
5,633		La-Z-Boy, Inc	174,905
4,000	*	M/I Homes, Inc	100,720
2,286		Oxford Industries, Inc	137,457
2,120		Pool Corp	221,201
20,140	*	TRI Pointe Homes, Inc	231,207
3,400	*	Vista Outdoor, Inc	125,460

		TOTAL CONSUMER DURABLES & APPAREL	1,656,724

CONSUMER SERVICES - 3.9%
6,090	*	Apollo Group, Inc (Class A)	60,291
18,880	*	Belmond Ltd.	252,048
3,920		Cheesecake Factory	234,729
1,350		Churchill Downs, Inc	203,107
3,680	*	Dave & Buster’s Entertainment, Inc	207,184
10,530	*	Denny’s Corp	135,100
5,715	*	Grand Canyon Education, Inc	334,042
12,230		ILG, Inc	222,219
15,992		Summit Hotel Properties, Inc	256,352
1,470		Vail Resorts, Inc	237,126

		TOTAL CONSUMER SERVICES	2,142,198

DIVERSIFIED FINANCIALS - 3.3%
4,535		Evercore Partners, Inc (Class A)	311,555
3,700	e	iShares Russell 2000 Index Fund	498,945
20,310		New Residential Investment Corp	319,273
10,500		NorthStar Asset Management Group, Inc	156,660
13,700	*	SLM Corp	150,974
6,984	*	Stifel Financial Corp	348,851

		TOTAL DIVERSIFIED FINANCIALS	1,786,258

ENERGY - 4.7%
6,447		Delek US Holdings, Inc	155,179
5,006	*	Exterran Corp	119,644
7,260		Green Plains Renewable Energy, Inc	202,191
11,300	*	Helix Energy Solutions Group, Inc	99,666
6,608	*	Matrix Service Co	150,002

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

45,840	*	McDermott International, Inc	$338,757
12,700	*	Newpark Resources, Inc	95,250
19,550	*	Oasis Petroleum, Inc	295,987
6,200	*,e	Par Pacific Holdings Inc	90,148
3,700		PBF Energy, Inc	103,156
14,800	*	Pioneer Energy Services Corp	101,380
8,630	*	Questar Market Resources, Inc	158,878
7,130	*	RSP Permian, Inc	318,141
6,100	*	Unit Corp	163,907
11,970	*	Whiting Petroleum Corp	143,879

		TOTAL ENERGY	2,536,165

FOOD, BEVERAGE & TOBACCO - 2.0%
9,950	*	Darling International, Inc	128,455
12,750		Dean Foods Co	277,695
2,670		Fresh Del Monte Produce, Inc	161,882
1,924		Lancaster Colony Corp	272,034
9,968	e	Vector Group Ltd	226,672

		TOTAL FOOD, BEVERAGE & TOBACCO	1,066,738

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
2,388	*	Anika Therapeutics, Inc	116,916
2,600	*	Cotiviti Holdings, Inc	89,440
4,422	*	HealthStream, Inc	110,771
3,850		Hill-Rom Holdings, Inc	216,139
9,190	*	HMS Holdings Corp	166,890
2,075	*	ICU Medical, Inc	305,752
3,430	*	Magellan Health Services, Inc	258,108
3,570	*	Masimo Corp	240,618
7,211	*	Merit Medical Systems, Inc	191,092
4,171	*	Natus Medical, Inc	145,151
4,106	*	Omnicell, Inc	139,193
10,322	*	OraSure Technologies, Inc	90,627
4,111	*	PharMerica Corp	103,392
6,573	*	Premier, Inc	199,556
1,749	*	WellCare Health Plans, Inc	239,753
7,500	*	Wright Medical Group NV	172,350

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,785,748

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
25,280	*	Avon Products, Inc	127,411
2,480	*	USANA Health Sciences, Inc	151,776

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	279,187

INSURANCE - 1.8%
15,336		American Equity Investment Life Holding Co	345,673
3,763		Aspen Insurance Holdings Ltd	206,965
4,664		HCI Group, Inc	184,135
7,910		Universal Insurance Holdings, Inc	224,644

		TOTAL INSURANCE	961,417

MATERIALS - 4.5%
7,500	e	Allegheny Technologies, Inc	119,475
16,150	*	Century Aluminum Co	138,244
11,830	*	Coeur Mining, Inc	107,535
9,351	*	Ferro Corp	134,000
10,700		Ferroglobe plc	115,881
2,740		Greif, Inc (Class A)	140,589
2,270		Innospec, Inc	155,495
2,300	*	Koppers Holdings, Inc	92,690
13,470	*	Louisiana-Pacific Corp	254,987
3,438		Minerals Technologies, Inc	265,586
7,520		PolyOne Corp	240,941

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,939		Schnitzer Steel Industries, Inc (Class A)	$152,632
7,000	*	Stillwater Mining Co	112,770
4,800	*	Summit Materials, Inc	114,192
10,490		Tronox Ltd	108,152
5,740		United States Steel Corp	189,477

		TOTAL MATERIALS	2,442,646

MEDIA - 0.7%
9,280	*	Live Nation, Inc	246,848
6,720		Time, Inc	119,952

		TOTAL MEDIA	366,800

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
11,900	*	Achillion Pharmaceuticals, Inc	49,147
2,830	*	Acorda Therapeutics, Inc	53,204
7,460	*	Amphastar Pharmaceuticals, Inc	137,413
29,172	*	Array Biopharma, Inc	256,422
1,500	*	Atara Biotherapeutics, Inc	21,300
700	*	Avexis, Inc	33,411
600	*,e	Bluebird Bio, Inc	37,020
4,363	*	Cambrex Corp	235,384
2,600	*,e	Clovis Oncology, Inc	115,492
3,569	*	Dermira, Inc	108,248
5,208	*	Emergent Biosolutions, Inc	171,031
9,570	*	Exelixis, Inc	142,689
5,546	*	FibroGen, Inc	118,685
3,210	*	Five Prime Therapeutics, Inc	160,853
8,310	*,e	Halozyme Therapeutics, Inc	82,103
9,990	*	Horizon Pharma plc	161,638
3,994	*	INC Research Holdings, Inc	210,084
4,590	*	Insmed, Inc	60,726
680	*,e	Kite Pharma, Inc	30,491
3,010	*	MacroGenics, Inc	61,524
4,249	*	Medicines Co	144,211
10,342	*	Merrimack Pharmaceuticals, Inc	42,195
4,546	*	Momenta Pharmaceuticals, Inc	68,417
2,600	*	NewLink Genetics Corp	26,728
11,200	*,e	Pacific Biosciences of California, Inc	42,560
4,230		Phibro Animal Health Corp	123,939
3,319	*	PRA Health Sciences, Inc	182,943
3,620	*	Prestige Brands Holdings, Inc	188,602
3,500	*	PTC Therapeutics, Inc	38,185
1,500	*	Puma Biotechnology, Inc	46,050
3,200	*	Retrophin, Inc	60,576
2,000	*	Sarepta Therapeutics, Inc	54,860
16,180	*	Spectrum Pharmaceuticals, Inc	71,677
6,690	*	Sucampo Pharmaceuticals, Inc (Class A)	90,650
5,467	*	Supernus Pharmaceuticals, Inc	138,042
6,100	*,e	TherapeuticsMD, Inc	35,197
1,538	*	Ultragenyx Pharmaceutical, Inc	108,137
6,700	*	Vanda Pharmaceuticals, Inc	106,865
4,220	*	Xencor Inc	111,070

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,927,769

REAL ESTATE - 7.3%
4,630		American Assets Trust,Inc	199,461
12,790		Ashford Hospitality Trust, Inc	99,250
4,100		Chatham Lodging Trust	84,255
4,420		Coresite Realty	350,815
4,630		DuPont Fabros Technology, Inc	203,396
2,700		Entertainment Properties Trust	193,779
10,760		First Industrial Realty Trust, Inc	301,818
8,600		Hersha Hospitality Trust	184,900
9,100		Hudson Pacific Properties	316,498

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

25,280		Medical Properties Trust, Inc	$310,944
2,409		PS Business Parks, Inc	280,697
7,430		Ramco-Gershenson Properties	123,189
12,456		RLJ Lodging Trust	305,047
10,401		Sabra Healthcare REIT, Inc	253,993
2,015		Saul Centers, Inc	134,219
7,720		STORE Capital Corp	190,761
8,007		Urban Edge Properties	220,273
9,820		Xenia Hotels & Resorts, Inc	190,704

		TOTAL REAL ESTATE	3,943,999

RETAILING - 3.9%
5,280		Aaron’s, Inc	168,907
2,000		American Eagle Outfitters, Inc	30,340
5,100		Caleres, Inc	167,382
2,200		Cato Corp (Class A)	66,176
11,230		Chico’s FAS, Inc	161,600
2,620		Children’s Place Retail Stores, Inc	264,489
10,600	*	Etsy, Inc	124,868
7,580	*	Francesca’s Holdings Corp	136,667
5,900		GNC Holdings, Inc	65,136
3,390		HSN, Inc	116,277
6,840	*	Liberty TripAdvisor Holdings, Inc	102,942
4,590		Nutri/System, Inc	159,043
3,510	*	Shutterfly, Inc	176,132
16,350		Staples, Inc	147,968
6,610		Tailored Brands, Inc	168,886
3,000	*	Zumiez, Inc	65,550

		TOTAL RETAILING	2,122,363

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
3,572	*	Advanced Energy Industries, Inc	195,567
42,510	*	Advanced Micro Devices, Inc	482,063
2,575		Cabot Microelectronics Corp	162,663
3,490	*	Cavium, Inc	217,916
14,182	*	Entegris, Inc	253,858
2,800	*	Inphi Corp	124,936
8,670	*	MaxLinear, Inc	189,006
2,385		Power Integrations, Inc	161,822
4,277	*	Rudolph Technologies, Inc	99,868
6,570	*	Semtech Corp	207,283
3,862	*	Silicon Laboratories, Inc	251,030
3,660		Tessera Holding Corp	161,772

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,507,784

SOFTWARE & SERVICES - 8.0%
5,300	*	Acxiom Corp	142,040
10,690	*	Bankrate, Inc	118,124
5,530	*	Barracuda Networks, Inc	118,508
2,450	*	CACI International, Inc (Class A)	304,535
4,460	*	Commvault Systems, Inc	229,244
3,456	*	EPAM Systems, Inc	222,255
1,720	*	Euronet Worldwide, Inc	124,580
11,200		EVERTEC, Inc	198,800
3,650	*	ExlService Holdings, Inc	184,106
4,540	*	Gigamon, Inc	206,797
4,474	*	Intralinks Holdings, Inc	60,488
2,640	e	LogMeIn, Inc	254,892
1,160	*	MicroStrategy, Inc (Class A)	228,984
12,950	*	Nuance Communications, Inc	192,955
8,211		Progress Software Corp	262,177
2,250	*	Proofpoint, Inc	158,963
5,888	*	RealPage, Inc	176,640
8,014	*	Rubicon Project, Inc	59,464

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY			VALUE

2,460		Science Applications International Corp			$208,608
805	*	SPS Commerce, Inc			56,261
1,860	*	Stamps.com, Inc			213,249
4,470	*	Synchronoss Technologies, Inc			171,201
12,640		Travelport Worldwide Ltd			178,224
6,010	*	Verint Systems, Inc			211,853
5,810	*	Xactly Corp			63,910

		TOTAL SOFTWARE & SERVICES			4,346,858

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
2,950	*	Anixter International, Inc			239,097
7,860	*	ARRIS International plc			236,822
3,740	*	Cray, Inc			77,418
8,110	*	Finisar Corp			245,490
4,427	*	II-VI, Inc			131,261
7,307	*	Immersion Corp			77,673
11,562	*	Ixia			186,148
3,600	*	Lumentum Holdings, Inc			139,140
5,810	*	NCR Corp			235,654
6,900	*	Netscout Systems, Inc			217,350
3,400		Plantronics, Inc			186,184
9,277	*	Sanmina Corp			340,002
2,620	*	Synaptics, Inc			140,380
18,467	*	TTM Technologies, Inc			251,705
5,570	*	VeriFone Systems, Inc			98,756

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,803,080

TELECOMMUNICATION SERVICES - 1.1%
12,608	*	8x8, Inc			180,294
5,910		Telephone & Data Systems, Inc			170,622
39,652	*	Vonage Holdings Corp			271,616

		TOTAL TELECOMMUNICATION SERVICES			622,532

TRANSPORTATION - 2.4%
14,721	*	Air Transport Services Group, Inc			234,947
2,939	*	Atlas Air Worldwide Holdings, Inc			153,269
5,330	*	Hawaiian Holdings, Inc			303,810
5,430	*	Hub Group, Inc (Class A)			237,562
9,900	*	Swift Transportation Co, Inc			241,164
8,231	*	YRC Worldwide, Inc			109,308

		TOTAL TRANSPORTATION			1,280,060

UTILITIES - 3.2%
4,220		Allete, Inc			270,882
7,633		Avista Corp			305,244
2,744		Chesapeake Utilities Corp			183,711
10,700	*,m	Ferroglobe plc			0
8,757		NRG Yield, Inc (Class A)			134,507
3,900		ONE Gas, Inc			249,444
2,600		Ormat Technologies, Inc			139,412
4,000		Otter Tail Corp			163,200
4,113		Southwest Gas Corp			315,138

		TOTAL UTILITIES			1,761,538

		TOTAL COMMON STOCKS
		(Cost $44,193,530)			54,119,441

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.3%

GOVERNMENT AGENCY DEBT - 2.6%
$1,400,000	d	Federal Home Loan Bank (FHLB)	0.300%	01/03/17	1,400,000

					1,400,000

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
1,454,245	c	State Street Navigator Securities Lending Government Money Market Portfolio	$1,454,245

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,454,245

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $2,854,221)	2,854,245
		TOTAL INVESTMENTS - 104.8%
		(Cost $47,047,751)	56,973,686
		OTHER ASSETS & LIABILITIES, NET - (4.8)%	(2,601,729)

		NET ASSETS - 100.0%	$54,371,957

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,412,082.

m	Indicates a security that has been deemed illiquid.

l	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 1.1%
229		BorgWarner, Inc	$9,032
22,548		Ford Motor Co	273,507
1,838		Harley-Davidson, Inc	107,229
292	*	Modine Manufacturing Co	4,351
117	*	Tenneco, Inc	7,309
779	*	Tesla Motors, Inc	166,464

		TOTAL AUTOMOBILES & COMPONENTS	567,892

BANKS - 5.6%
312		Ameris Bancorp	13,603
470		Associated Banc-Corp	11,609
2,236		Astoria Financial Corp	41,701
984		Bank Mutual Corp	9,299
196		Bank of Hawaii Corp	17,383
131		Bank of the Ozarks, Inc	6,889
7,393		BB&T Corp	347,619
200		Boston Private Financial Holdings, Inc	3,310
310		Camden National Corp	13,779
38		Capitol Federal Financial	625
545		Centerstate Banks of Florida, Inc	13,718
1,091		CIT Group, Inc	46,564
4,422		Citizens Financial Group, Inc	157,556
1,597		Comerica, Inc	108,772
121		Commerce Bancshares, Inc	7,004
22		Community Bank System, Inc	1,359
69		Cullen/Frost Bankers, Inc	6,088
590	*	Customers Bancorp, Inc	21,134
486	*	FCB Financial Holdings, Inc	23,182
930		Federal Agricultural Mortgage Corp (Class C)	53,261
474		First Bancorp (NC)	12,864
717		First Community Bancshares, Inc	21,610
201		First Interstate Bancsystem, Inc	8,553
182		First Merchants Corp	6,852
244		Heritage Financial Corp	6,283
577	*	HomeStreet, Inc	18,233
1,569	*	HomeTrust Bancshares, Inc	40,637
118		Hope Bancorp, Inc	2,583
88		IBERIABANK Corp	7,370
12,026		Keycorp	219,715
253		Lakeland Financial Corp	11,982
472		Live Oak Bancshares, Inc	8,732
1,942		M&T Bank Corp	303,787
528	*	MGIC Investment Corp	5,380
7,071		New York Community Bancorp, Inc	112,500
1,016		Northfield Bancorp, Inc	20,290
1,023		OFG Bancorp	13,401
145		Old National Bancorp	2,632
417		Opus Bank	12,531
199		PacWest Bancorp	10,834
353		Peoples Bancorp, Inc	11,458
189		People’s United Financial, Inc	3,659
176	*	PHH Corp	2,668
3,394		PNC Financial Services Group, Inc	396,962
1,276		Popular, Inc	55,914
188		PrivateBancorp, Inc	10,188

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

355		Provident Financial Services, Inc	$10,046
3,063		Radian Group, Inc	55,073
130		Stock Yards Bancorp, Inc	6,104
269	*	SVB Financial Group	46,177
31		TCF Financial Corp	607
952	*	The Bancorp, Inc	7,483
538	*	Tristate Capital Holdings, Inc	11,890
50		UMB Financial Corp	3,856
102		United Bankshares, Inc	4,718
3,694		United Financial Bancorp, Inc (New)	67,083
8,561		US Bancorp	439,778
157	*	Walker & Dunlop, Inc	4,898
453	*	Walter Investment Management Corp	2,152
107		Webster Financial Corp	5,808
49		Westamerica Bancorporation	3,084
110	*	Western Alliance Bancorp	5,358
290		Zions Bancorporation	12,482

		TOTAL BANKS	2,918,670

CAPITAL GOODS - 6.9%
2,654		3M Co	473,925
356		A.O. Smith Corp	16,857
3,048		Ametek, Inc	148,133
17		Applied Industrial Technologies, Inc	1,010
1,093		Barnes Group, Inc	51,830
207		BE Aerospace, Inc	12,459
200		Briggs & Stratton Corp	4,452
1,027	*	Builders FirstSource, Inc	11,266
1,943		Caterpillar, Inc	180,194
33	*	Chart Industries, Inc	1,189
1,563		Cummins, Inc	213,615
3,661		Danaher Corp	284,972
1,749		Deere & Co	180,217
339	*	DigitalGlobe, Inc	9,712
377		Dover Corp	28,249
2,685		Eaton Corp	180,137
72		EnerSys	5,623
139	*	Esterline Technologies Corp	12,399
1,324		Fastenal Co	62,202
164		Graco, Inc	13,627
117		Hexcel Corp	6,018
2,655		Illinois Tool Works, Inc	325,131
1,107		Ingersoll-Rand plc	83,069
4,840		Johnson Controls International plc	199,360
267	*	KEYW Holding Corp	3,148
166		Lincoln Electric Holdings, Inc	12,727
3,766		Masco Corp	119,081
400	*	Meritor, Inc	4,968
1,418		Owens Corning, Inc	73,112
2,211		Paccar, Inc	141,283
294		Parker Hannifin Corp	41,160
882		Pentair plc	49,454
4,385	*	Plug Power, Inc	5,262
934	*	Quanta Services, Inc	32,550
519		Rockwell Automation, Inc	69,754
2,290		Rockwell Collins, Inc	212,420
340		Roper Industries, Inc	62,247
131		Tennant Co	9,327
143		Timken Co	5,677
845		TransDigm Group, Inc	210,371
55		Triton International Ltd	869
259	*	United Rentals, Inc	27,345
26		W.W. Grainger, Inc	6,038

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

179		Woodward Governor Co	$12,360
86		Xylem, Inc	4,259

		TOTAL CAPITAL GOODS	3,609,058

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
2,963	*	ACCO Brands Corp	38,667
93		CEB, Inc	5,636
1,382	*	Copart, Inc	76,577
245		Deluxe Corp	17,545
669		Dun & Bradstreet Corp	81,163
118		Exponent, Inc	7,115
366		Heidrick & Struggles International, Inc	8,839
168		HNI Corp	9,395
74		Insperity, Inc	5,250
190		Interface, Inc	3,525
291		Manpower, Inc	25,861
1,175		Robert Half International, Inc	57,317
160	*	RPX Corp	1,728
370		RR Donnelley & Sons Co	6,038
282		Tetra Tech, Inc	12,168
907		Waste Management, Inc	64,315

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	421,139

CONSUMER DURABLES & APPAREL - 1.1%
247		CalAtlantic Group, Inc	8,400
200		Callaway Golf Co	2,192
10		Columbia Sportswear Co	583
159		CSS Industries, Inc	4,304
14	*	Deckers Outdoor Corp	775
616		Hanesbrands, Inc	13,287
13		Hasbro, Inc	1,011
355	*	Kate Spade & Co	6,628
3,914		Mattel, Inc	107,831
72	*	Meritage Homes Corp	2,505
95	*	Mohawk Industries, Inc	18,970
200		Movado Group, Inc	5,750
6,548		Nike, Inc (Class B)	332,835
71	*	Tempur-Pedic International, Inc	4,848
2		Tupperware Corp	105
681	*	Under Armour, Inc (Class A)	19,783
965		VF Corp	51,483
126		Weyco Group, Inc	3,944
58		Whirlpool Corp	10,543

		TOTAL CONSUMER DURABLES & APPAREL	595,777

CONSUMER SERVICES - 2.6%
55		Bob Evans Farms, Inc	2,927
200		Brinker International, Inc	9,906
356		Carriage Services, Inc	10,196
666		Choice Hotels International, Inc	37,329
800		Darden Restaurants, Inc	58,176
13		DineEquity, Inc	1,001
60		Dunkin Brands Group, Inc	3,146
394		ILG, Inc	7,159
390	*	Intrawest Resorts Holdings Inc	6,961
3,362		Marriott International, Inc (Class A)	277,970
3,722		McDonald’s Corp	453,042
247	*	Popeyes Louisiana Kitchen, Inc	14,939
333		Royal Caribbean Cruises Ltd	27,319
410	*	ServiceMaster Global Holdings, Inc	15,445
177		Sonic Corp	4,692
7,281		Starbucks Corp	404,241

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6		Vail Resorts, Inc	$968

		TOTAL CONSUMER SERVICES	1,335,417

DIVERSIFIED FINANCIALS - 6.6%
445		Ally Financial, Inc	8,464
4,713		American Express Co	349,139
10,301		Annaly Capital Management, Inc	102,701
7,513		Bank of New York Mellon Corp	355,966
923		BlackRock, Inc	351,238
8,890		Charles Schwab Corp	350,888
2,462		CME Group, Inc	283,992
86	*	Credit Acceptance Corp	18,706
4,563		Discover Financial Services	328,947
234	*	Encore Capital Group, Inc	6,704
49		Factset Research Systems, Inc	8,008
3,369		Franklin Resources, Inc	133,345
221	*	Green Dot Corp	5,205
5,110		IntercontinentalExchange Group, Inc	288,306
3,135		Invesco Ltd	95,116
466		Janus Capital Group, Inc	6,184
566		Legg Mason, Inc	16,929
785		NASDAQ OMX Group, Inc	52,689
3,437		Northern Trust Corp	306,065
1,162	*	On Deck Capital, Inc	5,380
190		S&P Global, Inc	20,433
3,559		State Street Corp	276,605
1,363		T Rowe Price Group, Inc	102,579
131		Voya Financial, Inc	5,138
531		WisdomTree Investments, Inc	5,915

		TOTAL DIVERSIFIED FINANCIALS	3,484,642

ENERGY - 7.0%
1,605		Apache Corp	101,869
49		Archrock, Inc	647
829		Atwood Oceanics, Inc	10,885
1,867		Baker Hughes, Inc	121,299
56	*	CARBO Ceramics, Inc	586
1,640	*	Cheniere Energy, Inc	67,945
2,376	*	Clean Energy Fuels Corp	6,795
299	*	Concho Resources, Inc	39,647
2,944		ConocoPhillips	147,612
2,050	*	Continental Resources, Inc	105,657
2,704		Devon Energy Corp	123,492
3,604		EOG Resources, Inc	364,364
571		EQT Corp	37,343
25	*	FMC Technologies, Inc	888
2,676		Hess Corp	166,688
5,353		Kinder Morgan, Inc	110,861
3,719		Marathon Oil Corp	64,376
3,838		Marathon Petroleum Corp	193,243
22	*	Matrix Service Co	499
3,642		National Oilwell Varco, Inc	136,357
347	*	Natural Gas Services Group, Inc	11,156
2,245		Noble Energy, Inc	85,445
3,963	*	Occidental Petroleum Corp	282,285
4		Oceaneering International, Inc	113
2	*	Oil States International, Inc	78
904		Oneok, Inc	51,899
2,914	*	Parker Drilling Co	7,576
193	*	PDC Energy, Inc	14,008
285	*	PHI, Inc	5,136
3,400		Phillips 66	293,794
1,135		Pioneer Natural Resources Co	204,379

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12		Range Resources Corp	$412
503	*	Rowan Cos plc	9,502
3,369		Schlumberger Ltd	282,828
5	*	SEACOR Holdings, Inc	356
271		SM Energy Co	9,344
398	*	Southwestern Energy Co	4,306
6,683		Spectra Energy Corp	274,604
893		Superior Energy Services	15,074
174		Tesoro Corp	15,216
133	*	Unit Corp	3,574
1,574		Valero Energy Corp	107,536
5,451	*	Weatherford International Ltd	27,201
1,069		Western Refining, Inc	40,462
3,436		Williams Cos, Inc	106,997

		TOTAL ENERGY	3,654,334

FOOD & STAPLES RETAILING - 0.7%
944		Casey’s General Stores, Inc	112,223
467	*	Chefs’ Warehouse Holdings, Inc	7,379
219	*	Natural Grocers by Vitamin C	2,604
50		Pricesmart, Inc	4,175
128		Spartan Stores, Inc	5,061
3,393	*	Sprouts Farmers Market, Inc	64,195
344	*	United Natural Foods, Inc	16,416
5,186		Whole Foods Market, Inc	159,521

		TOTAL FOOD & STAPLES RETAILING	371,574

FOOD, BEVERAGE & TOBACCO - 5.2%
286		Bunge Ltd	20,661
1,966		Campbell Soup Co	118,884
12,803		Coca-Cola Co	530,812
151	*	Darling International, Inc	1,949
1,117		Dr Pepper Snapple Group, Inc	101,278
127		Flowers Foods, Inc	2,536
4,638		General Mills, Inc	286,489
1,613	*	Hormel Foods Corp	56,149
3,206		Kellogg Co	236,314
4,008		Kraft Heinz Co	349,979
97	*	Landec Corp	1,339
585		Mead Johnson Nutrition Co	41,395
8,511		Mondelez International, Inc	377,293
5,726		PepsiCo, Inc	599,111
158	*	Seneca Foods Corp	6,328

		TOTAL FOOD, BEVERAGE & TOBACCO	2,730,517

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
440	*	Acadia Healthcare Co, Inc	14,564
1,732	*	Alere, Inc	67,496
844	*	Amedisys, Inc	35,980
1,730		AmerisourceBergen Corp	135,269
389	*	AMN Healthcare Services, Inc	14,957
1,596		Anthem, Inc	229,457
784	*	athenahealth, Inc	82,453
702	*	AtriCure, Inc	13,738
1,865		Becton Dickinson & Co	308,751
386	*	Brookdale Senior Living, Inc	4,794
650	*	Capital Senior Living Corp	10,433
2,751		Cardinal Health, Inc	197,989
963	*	Centene Corp	54,419
2,506	*	Cerus Corp	10,901
41		Chemed Corp	6,577
1,939		Cigna Corp	258,643
270		Computer Programs & Systems, Inc	6,372

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

118		DENTSPLY SIRONA, Inc	$6,812
1,175	*	Edwards Lifesciences Corp	110,098
55	*	Envision Healthcare Corp	3,481
1,269	*	GenMark Diagnostics, Inc	15,533
875	*	Healthways, Inc	19,906
147	*	Henry Schein, Inc	22,301
84	*	HMS Holdings Corp	1,525
501	*	Hologic, Inc	20,100
1,038		Humana, Inc	211,783
85	*	Integer Holding Corp	2,503
133	*	Laboratory Corp of America Holdings	17,075
389	*	LHC Group, Inc	17,777
548	*	LifePoint Hospitals, Inc	31,126
436	*	Molina Healthcare, Inc	23,657
645	*	Omnicell, Inc	21,866
1,080	*	OraSure Technologies, Inc	9,482
61		Owens & Minor, Inc	2,153
634		Patterson Cos, Inc	26,013
580	*	PharMerica Corp	14,587
324	*	Premier, Inc	9,837
321	*	Providence Service Corp	12,214
180		Resmed, Inc	11,169
238	*	Surgical Care Affiliates, Inc	11,012
66	*	Team Health Holdings, Inc	2,868
111	*	Triple-S Management Corp (Class B)	2,298
1,177	*	Universal American Corp	11,711
340		US Physical Therapy, Inc	23,868
516	*	Vascular Solutions, Inc	28,948
775	*	Vocera Communications, Inc	14,330

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,158,826

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
5		Clorox Co	600
4,937		Colgate-Palmolive Co	323,077
712		Estee Lauder Cos (Class A)	54,461
950		Kimberly-Clark Corp	108,414
350		Medifast, Inc	14,570
330		Natural Health Trends Corp	8,201
8,404		Procter & Gamble Co	706,609

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,215,932

INSURANCE - 3.9%
4,175		Aflac, Inc	290,580
105		Arthur J. Gallagher & Co	5,456
959		Aspen Insurance Holdings Ltd	52,745
312		Axis Capital Holdings Ltd	20,364
2,835		Chubb Ltd	374,560
2,226		Hartford Financial Services Group, Inc	106,069
2,675		Marsh & McLennan Cos, Inc	180,803
2,170		Principal Financial Group	125,556
14		ProAssurance Corp	787
4,725		Progressive Corp	167,738
3,438		Prudential Financial, Inc	357,758
233		RenaissanceRe Holdings Ltd	31,739
124		Stewart Information Services Corp	5,714
2,581		Travelers Cos, Inc	315,966

		TOTAL INSURANCE	2,035,835

MATERIALS - 4.0%
1,998		Air Products & Chemicals, Inc	287,352
59		Albemarle Corp	5,079
47		Aptargroup, Inc	3,452
1,283		Avery Dennison Corp	90,092

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

549		Ball Corp	$41,213
6		Bemis Co, Inc	287
64		Carpenter Technology Corp	2,315
456		Celanese Corp (Series A)	35,906
699	*	Century Aluminum Co	5,983
18	*	Clearwater Paper Corp	1,180
1,284		Commercial Metals Co	27,966
110		Compass Minerals International, Inc	8,619
344		Eastman Chemical Co	25,872
2,527		Ecolab, Inc	296,215
265	*	Flotek Industries, Inc	2,488
695		H.B. Fuller Co	33,576
182		Innophos Holdings, Inc	9,511
72		International Flavors & Fragrances, Inc	8,484
1,738		International Paper Co	92,218
1,436	*	Louisiana-Pacific Corp	27,184
2,755		LyondellBasell Industries AF S.C.A	236,324
394		Minerals Technologies, Inc	30,437
752		Mosaic Co	22,056
3,778		Nucor Corp	224,867
121		PolyOne Corp	3,877
2,291		Praxair, Inc	268,482
102		Reliance Steel & Aluminum Co	8,113
1,066		Royal Gold, Inc	67,531
157		Sealed Air Corp	7,118
318		Sherwin-Williams Co	85,459
586	*	Stillwater Mining Co	9,441
69		Trinseo S.A.	4,092
48		United States Lime & Minerals, Inc	3,636
1,333		WestRock Co	67,676
876		Worthington Industries, Inc	41,557

		TOTAL MATERIALS	2,085,658

MEDIA - 3.2%
1,317	*	Charter Communications, Inc	379,191
156		Cinemark Holdings, Inc	5,984
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	5,868
2,316	*	Discovery Communications, Inc (Class A)	63,482
3,954	*	Discovery Communications, Inc (Class C)	105,888
1,519		Entravision Communications Corp (Class A)	10,633
1,555	*	Gray Television, Inc	16,872
83		John Wiley & Sons, Inc (Class A)	4,524
2,180		New York Times Co (Class A)	28,994
149		Scripps Networks Interactive (Class A)	10,634
610		Sinclair Broadcast Group, Inc (Class A)	20,343
4,490		Time Warner, Inc	433,420
5,906		Walt Disney Co	615,523

		TOTAL MEDIA	1,701,356

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
575	*	Acadia Pharmaceuticals, Inc	16,583
3,090		Agilent Technologies, Inc	140,780
1,264	*	Akorn, Inc	27,593
1,080	*	Alexion Pharmaceuticals, Inc	132,138
3,028		Amgen, Inc	442,724
521	*	Ariad Pharmaceuticals, Inc	6,481
883	*	Biogen Idec, Inc	250,401
589	*	BioMarin Pharmaceutical, Inc	48,793
24		Bio-Techne Corp	2,468
239	*	Bluebird Bio, Inc	14,746
6,864		Bristol-Myers Squibb Co	401,132
502	*	Cambrex Corp	27,083

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,289	*	Celgene Corp	$380,702
629	*	Cempra, Inc	1,761
1,163	*	Depomed, Inc	20,957
5,386		Gilead Sciences, Inc	385,692
969	*	Immunomedics, Inc	3,556
343	*	Inovio Pharmaceuticals, Inc	2,381
414	*	Intra-Cellular Therapies, Inc	6,247
8,202		Johnson & Johnson	944,952
221	*	Kite Pharma, Inc	9,910
10,024		Merck & Co, Inc	590,113
23	*	Mettler-Toledo International, Inc	9,627
1,190	*	MiMedx Group, Inc	10,543
1,888	*	Nektar Therapeutics	23,166
1,079	*	Opko Health, Inc	10,035
468	*	Prestige Brands Holdings, Inc	24,383
142	*	Prothena Corp plc	6,985
121	*	Quintiles Transnational Holdings, Inc	9,202
238	*	Repligen Corp	7,335
50	*	Sage Therapeutics, Inc	2,553
1,256	*	Sangamo Biosciences, Inc	3,831
802	*	Sarepta Therapeutics, Inc	21,999
743	*	Sucampo Pharmaceuticals, Inc (Class A)	10,068
138	*	TESARO, Inc	18,558
2,413		Thermo Fisher Scientific	340,474
1,340	*	Vertex Pharmaceuticals, Inc	98,718
380	*	Waters Corp	51,068
3,256		Zoetis, Inc	174,294

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,680,032

REAL ESTATE - 4.7%
203	*	Altisource Portfolio Solutions S.A.	5,398
203		American Campus Communities, Inc	10,103
3,018		American Tower Corp	318,942
357		AvalonBay Communities, Inc	63,242
961		Boston Properties, Inc	120,875
1,526	*	CBRE Group, Inc	48,054
339		Coresite Realty	26,906
2,671		Crown Castle International Corp	231,763
64		Digital Realty Trust, Inc	6,289
165		Douglas Emmett, Inc	6,032
1,687		Duke Realty Corp	44,807
782		Easterly Government Properties, Inc	15,656
411		Equinix, Inc	146,895
29		Equity One, Inc	890
1,322		Equity Residential	85,084
1,212		First Industrial Realty Trust, Inc	33,997
4,150		HCP, Inc	123,338
698		Healthcare Realty Trust, Inc	21,163
4,187		Host Marriott Corp	78,883
625		Iron Mountain, Inc	20,300
15		Jones Lang LaSalle, Inc	1,516
14		Kilroy Realty Corp	1,025
325		Liberty Property Trust	12,837
488		Macerich Co	34,570
642		NorthStar Realty Europe Corp	8,070
3,895		Prologis, Inc	205,617
765		Ryman Hospitality Properties	48,203
2,687		Senior Housing Properties Trust	50,865
1,742		Simon Property Group, Inc	309,501
1,158		Tier REIT, Inc	20,138
1,922		UDR, Inc	70,115
1,213		Ventas, Inc	75,837
798		Vornado Realty Trust	83,287

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17		Washington REIT	$556
2,395		Welltower, Inc	160,297
149		Weyerhaeuser Co	4,483

		TOTAL REAL ESTATE	2,495,534

RETAILING - 4.2%
3,090	*	1-800-FLOWERS.COM, Inc (Class A)	33,063
77		Aaron’s, Inc	2,463
1,224		American Eagle Outfitters, Inc	18,568
318	*	AutoZone, Inc	251,153
1,510		Bed Bath & Beyond, Inc	61,366
1,193		Best Buy Co, Inc	50,905
427		Big 5 Sporting Goods Corp	7,409
271		Blue Nile, Inc	11,011
295	*	Cabela’s, Inc	17,272
852	*	Carmax, Inc	54,860
8		Chico’s FAS, Inc	115
386	*	Container Store Group, Inc	2,451
3,095		Dollar General Corp	229,247
461		Finish Line, Inc (Class A)	8,671
1,280	*	FTD Cos, Inc	30,515
3,503		Gap, Inc	78,607
259		GNC Holdings, Inc	2,859
8,422	*	Groupon, Inc	27,961
755		HSN, Inc	25,897
1,923		Kohl’s Corp	94,958
359	*	Lands’ End, Inc	5,439
202	*	LKQ Corp	6,191
4,908		Lowe’s Companies, Inc	349,057
2,855	*	NetFlix, Inc	353,449
701		Nordstrom, Inc	33,599
281		Nutri/System, Inc	9,737
1,890		Office Depot, Inc	8,543
1,304	*	Overstock.com, Inc	22,820
476		PetMed Express, Inc	10,981
278		Pier 1 Imports, Inc	2,374
2,457		Ross Stores, Inc	161,179
149		Shoe Carnival, Inc	4,020
503	*	Shutterfly, Inc	25,241
3,901		Staples, Inc	35,304
625		Stein Mart, Inc	3,425
135		Tiffany & Co	10,453
202		Tractor Supply Co	15,314
401	*	Ulta Salon Cosmetics & Fragrance, Inc	102,231
1,086	*	Wayfair, Inc	38,064
7		Williams-Sonoma, Inc	339
117		Winmark Corp	14,760

		TOTAL RETAILING	2,221,871

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
652	*	Advanced Micro Devices, Inc	7,394
428		Analog Devices, Inc	31,081
10,053		Applied Materials, Inc	324,410
125	*	Cirrus Logic, Inc	7,067
16,937		Intel Corp	614,305
227		Lam Research Corp	24,001
111		Microchip Technology, Inc	7,121
2,636		Nvidia Corp	281,367
2,778	*	ON Semiconductor Corp	35,447
842		Skyworks Solutions, Inc	62,864
1,068	*	SunPower Corp	7,059
5,707		Texas Instruments, Inc	416,440

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,818,556

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 12.9%
3,346		Accenture plc	$391,917
756	*	Actua Corp	10,584
805	*	Alphabet, Inc (Class A)	637,922
836	*	Alphabet, Inc (Class C)	645,242
2,372	*	Angie’s List, Inc	19,522
1,582	*	Autodesk, Inc	117,084
2,226		Automatic Data Processing, Inc	228,788
438		Blackbaud, Inc	28,032
3,838		CA, Inc	121,933
31	*	Cimpress NV	2,840
179	*	Citrix Systems, Inc	15,986
4,889	*	Cognizant Technology Solutions Corp (Class A)	273,931
505	*	comScore, Inc	15,948
155		Convergys Corp	3,807
172		CSG Systems International, Inc	8,325
532	*	Ellie Mae, Inc	44,518
54		Fair Isaac Corp	6,438
2,628	*	Glu Mobile, Inc	5,098
3,464		International Business Machines Corp	574,989
2,663		Intuit, Inc	305,206
812		j2 Global, Inc	66,422
221		Jack Henry & Associates, Inc	19,620
202		LogMeIn, Inc	19,503
591	*	Manhattan Associates, Inc	31,341
4,478		MasterCard, Inc (Class A)	462,354
17,430		Microsoft Corp	1,083,100
189	*	NeuStar, Inc (Class A)	6,313
12,371		Oracle Corp	475,665
1,429	*	Perficient, Inc	24,993
417	*	Qualys, Inc	13,198
855	*	Quotient Technology, Inc	9,191
433	*	RetailMeNot, Inc	4,027
176	*	RingCentral, Inc	3,626
4,357	*	salesforce.com, Inc	298,280
1,102	*	ServiceSource International LLC	6,259
92	*	SPS Commerce, Inc	6,430
204	*	Sykes Enterprises, Inc	5,887
7,639		Symantec Corp	182,496
118		Syntel, Inc	2,335
214	*	Teradata Corp	5,814
353	*	Tyler Technologies, Inc	50,398
166	*	Ultimate Software Group, Inc	30,270
150	*	Unisys Corp	2,243
496	*	Vasco Data Security International	6,770
1,760	*	Website Pros, Inc	37,224
1,289	*	Workday, Inc	85,190
18,543		Xerox Corp	161,880
7,504	*	Yahoo!, Inc	290,180

		TOTAL SOFTWARE & SERVICES	6,849,119

TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
189	*	Arista Networks, Inc	18,289
41		Belden CDT, Inc	3,066
854	*	Benchmark Electronics, Inc	26,047
18,837		Cisco Systems, Inc	569,254
42		Cognex Corp	2,672
3,180		Corning, Inc	77,179
800	*	Cray, Inc	16,560
1,252		Dolby Laboratories, Inc (Class A)	56,578
1,050	*	Finisar Corp	31,783
9,913		Hewlett Packard Enterprise Co	229,387

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12,479		HP, Inc	$185,188
169		InterDigital, Inc	15,438
306	*	IPG Photonics Corp	30,205
14	*	Itron, Inc	880
462		Jabil Circuit, Inc	10,936
689	*	Kimball Electronics, Inc	12,540
1,584		Motorola, Inc	131,298
209	*	Netgear, Inc	11,359
18		Plantronics, Inc	986
100	*	Scansource, Inc	4,035
323	*	Super Micro Computer, Inc	9,060
123	*	Tech Data Corp	10,416
184	*	TTM Technologies, Inc	2,508
155	*	Universal Display Corp	8,726

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,464,390

TELECOMMUNICATION SERVICES - 2.2%
1,016	*	Boingo Wireless, Inc	12,385
6,621		CenturyTel, Inc	157,447
308	*	Cincinnati Bell, Inc	6,884
3,878		Frontier Communications Corp	13,108
363	*	General Communication, Inc (Class A)	7,060
194		IDT Corp (Class B)	3,597
441	*	Iridium Communications, Inc	4,234
635	*	Level 3 Communications, Inc	35,789
459	*	Lumos Networks Corp	7,169
13,000	*	Sprint Corp	109,460
14,142		Verizon Communications, Inc	754,900
1,213	*	Vonage Holdings Corp	8,309
2,332		Windstream Holdings, Inc	17,093

		TOTAL TELECOMMUNICATION SERVICES	1,137,435

TRANSPORTATION - 2.9%
34		Allegiant Travel Co	5,658
786	*	Avis Budget Group, Inc	28,830
6		CH Robinson Worldwide, Inc	440
3,738		CSX Corp	134,306
2,618		Delta Air Lines, Inc	128,779
176	*	Echo Global Logistics, Inc	4,409
170	*	Hertz Global Holdings, Inc	3,665
1,143		Norfolk Southern Corp	123,524
6		Ryder System, Inc	447
6,340		Southwest Airlines Co	315,986
15	*	Spirit Airlines, Inc	868
3,505		Union Pacific Corp	363,398
3,462		United Parcel Service, Inc (Class B)	396,884
1,351	*	Wesco Aircraft Holdings, Inc	20,197

		TOTAL TRANSPORTATION	1,527,391

UTILITIES - 2.9%
102		American Water Works Co, Inc	7,381
1,832		Centerpoint Energy, Inc	45,140
3,682		Consolidated Edison, Inc	271,290
2,560		Dominion Resources, Inc	196,070
3,211		Eversource Energy	177,344
220		New Jersey Resources Corp	7,810
236		NRG Yield, Inc (Class C)	3,729
3		Pinnacle West Capital Corp	234
1,611		Public Service Enterprise Group, Inc	70,691
2,024		Sempra Energy	203,695
701		South Jersey Industries, Inc	23,617
6,923		Southern Co	340,542

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

923	WEC Energy Group, Inc	$54,134
280	WGL Holdings, Inc	21,358
2,293	Xcel Energy, Inc	93,325

	TOTAL UTILITIES	1,516,360

	TOTAL COMMON STOCKS
	(Cost $33,744,470)	52,597,315
	TOTAL INVESTMENTS - 100.0%
	(Cost $33,744,470)	52,597,315
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(2,332)

	NET ASSETS - 100.0%	$52,594,983

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 0.9%
1,379	*	Adient plc	$80,809
1,182	*	American Axle & Manufacturing Holdings, Inc	22,813
3,381		BorgWarner, Inc	133,347
951		Cooper Tire & Rubber Co	36,946
206	*	Cooper-Standard Holding, Inc	21,296
2,301		Dana Holding Corp	43,673
4,073		Delphi Automotive plc	274,317
394	*	Dorman Products, Inc	28,786
425	*	Federal Mogul Corp (Class A)	4,382
59,244		Ford Motor Co	718,630
350	*	Fox Factory Holding Corp	9,712
21,419		General Motors Co	746,238
4,344		Gentex Corp	85,533
573	*	Gentherm, Inc	19,396
4,116		Goodyear Tire & Rubber Co	127,061
2,795		Harley-Davidson, Inc	163,060
259	*	Horizon Global Corp	6,216
1,145		Lear Corp	151,564
239		Metaldyne Performance Group, Inc	5,485
671	*	Modine Manufacturing Co	9,998
292	*	Motorcar Parts of America, Inc	7,861
514		Spartan Motors, Inc	4,754
330		Standard Motor Products, Inc	17,563
449	*	Stoneridge, Inc	7,943
47		Strattec Security Corp	1,894
383		Superior Industries International, Inc	10,092
866	*	Tenneco, Inc	54,099
1,905	*,e	Tesla Motors, Inc	407,079
727		Thor Industries, Inc	72,736
321		Tower International, Inc	9,100
97		Unique Fabricating, Inc	1,416
526		Visteon Corp	42,259
438		Winnebago Industries, Inc	13,863
196	*,e	Workhorse Group, Inc	1,384

		TOTAL AUTOMOBILES & COMPONENTS	3,341,305

BANKS - 7.1%
235		1st Source Corp	10,495
101	e	Access National Corp	2,804
95		ACNB Corp	2,969
166	*	Allegiance Bancshares, Inc	6,001
98		American National Bankshares, Inc	3,410
518		Ameris Bancorp	22,585
129		Ames National Corp	4,257
169		Arrow Financial Corp	6,844
2,308		Associated Banc-Corp	57,008
1,407		Astoria Financial Corp	26,241
263	*	Atlantic Capital Bancshares, Inc	4,997
697		Banc of California, Inc	12,093
130		Bancfirst Corp	12,096
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	13,572
1,326		Bancorpsouth, Inc	41,172
838		Bank Mutual Corp	7,919
157,457		Bank of America Corp	3,479,800
562		Bank of Hawaii Corp	49,844

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

87		Bank of Marin Bancorp	$6,068
1,375		Bank of the Ozarks, Inc	72,311
300		BankFinancial Corp	4,446
1,535		BankUnited	57,854
81		Bankwell Financial Group, Inc	2,632
463		Banner Corp	25,840
89		Bar Harbor Bankshares	4,212
12,503		BB&T Corp	587,891
276		Bear State Financial, Inc	2,801
1,199		Beneficial Bancorp, Inc	22,062
477		Berkshire Hills Bancorp, Inc	17,577
400		Blue Hills Bancorp, Inc	7,500
681		BNC Bancorp	21,724
929	*,e	BofI Holding, Inc	26,523
421		BOK Financial Corp	34,960
1,073		Boston Private Financial Holdings, Inc	17,758
254		Bridge Bancorp, Inc	9,627
1,046		Brookline Bancorp, Inc	17,154
253		Bryn Mawr Bank Corp	10,664
124	*	BSB Bancorp, Inc	3,590
49		C&F Financial Corp	2,443
238		Camden National Corp	10,579
382		Capital Bank Financial Corp	14,993
156		Capital City Bank Group, Inc	3,195
2,332		Capitol Federal Financial	38,385
459		Cardinal Financial Corp	15,051
157		Carolina Financial Corp	4,834
478	*	Cascade Bancorp	3,881
1,137		Cathay General Bancorp	43,240
659		Centerstate Banks of Florida, Inc	16,587
470		Central Pacific Financial Corp	14,767
129		Central Valley Community Bancorp	2,575
47		Century Bancorp, Inc	2,820
244		Charter Financial Corp	4,067
812		Chemical Financial Corp	43,986
46	e	Chemung Financial Corp	1,672
3,072		CIT Group, Inc	131,113
44,984		Citigroup, Inc	2,673,399
167		Citizens & Northern Corp	4,375
7,888		Citizens Financial Group, Inc	281,049
211		City Holding Co	14,264
623		Clifton Bancorp, Inc	10,541
194		CNB Financial Corp	5,188
534		CoBiz, Inc	9,019
121		Codorus Valley Bancorp, Inc	3,461
892		Columbia Banking System, Inc	39,855
2,527		Comerica, Inc	172,114
1,337		Commerce Bancshares, Inc	77,292
489		Community Bank System, Inc	30,215
222		Community Trust Bancorp, Inc	11,011
422		ConnectOne Bancorp, Inc	10,951
77		County Bancorp, Inc	2,077
246	*	CU Bancorp	8,807
833		Cullen/Frost Bankers, Inc	73,496
384	*	Customers Bancorp, Inc	13,755
1,534		CVB Financial Corp	35,175
451		Dime Community Bancshares	9,065
469	*	Eagle Bancorp, Inc	28,586
2,212		East West Bancorp, Inc	112,436
104		Enterprise Bancorp, Inc	3,906
294		Enterprise Financial Services Corp	12,642
75	*	Equity Bancshares, Inc	2,523
127		ESSA Bancorp, Inc	1,996
1,151	*	Essent Group Ltd	37,258

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,397		EverBank Financial Corp	$27,172
102		Farmers Capital Bank Corp	4,289
378		Farmers National Banc Corp	5,368
462	*	FCB Financial Holdings, Inc	22,037
115		Federal Agricultural Mortgage Corp (Class C)	6,586
321		Fidelity Southern Corp	7,598
11,297		Fifth Third Bancorp	304,680
202		Financial Institutions, Inc	6,908
264		First Bancorp (NC)	7,165
1,859	*	First Bancorp (Puerto Rico)	12,288
162		First Bancorp, Inc	5,362
480		First Busey Corp	14,774
302		First Business Financial Services, Inc	7,163
116		First Citizens Bancshares, Inc (Class A)	41,180
1,371		First Commonwealth Financial Corp	19,441
242		First Community Bancshares, Inc	7,294
192	*,e	First Community Financial Partners, Inc	2,246
240		First Connecticut Bancorp	5,436
120		First Defiance Financial Corp	6,089
943		First Financial Bancorp	26,828
1,045		First Financial Bankshares, Inc	47,234
188		First Financial Corp	9,926
130		First Financial Northwest, Inc	2,566
204	*	First Foundation, Inc	5,814
383	e	First Hawaiian, Inc	13,336
3,378		First Horizon National Corp	67,594
85	e	First Internet Bancorp	2,720
284		First Interstate Bancsystem, Inc	12,084
623		First Merchants Corp	23,456
93		First Mid-Illinois Bancshares, Inc	3,162
1,226		First Midwest Bancorp, Inc	30,932
221	*,e	First NBC Bank Holding Co	1,613
158	*	First Northwest Bancorp	2,465
321		First of Long Island Corp	9,165
2,241		First Republic Bank	206,486
298	*	Flagstar Bancorp, Inc	8,028
358		Flushing Financial Corp	10,522
3,222		FNB Corp	51,649
206	*	Franklin Financial Network, Inc	8,621
2,637		Fulton Financial Corp	49,576
217		German American Bancorp, Inc	11,416
1,172		Glacier Bancorp, Inc	42,462
161		Great Southern Bancorp, Inc	8,799
849		Great Western Bancorp, Inc	37,008
305	*	Green Bancorp, Inc	4,636
185		Guaranty Bancorp	4,477
1,231		Hancock Holding Co	53,056
484		Hanmi Financial Corp	16,892
429		Heartland Financial USA, Inc	20,592
391		Heritage Commerce Corp	5,642
434		Heritage Financial Corp	11,175
385		Heritage Oaks Bancorp	4,747
1,144		Hilltop Holdings, Inc	34,091
22		Hingham Institution for Savings	4,329
89		Home Bancorp, Inc	3,436
1,887		Home Bancshares, Inc	52,402
314	*	HomeStreet, Inc	9,922
265	*	HomeTrust Bancshares, Inc	6,863
1,956		Hope Bancorp, Inc	42,817
250		Horizon Bancorp	7,000
16,717		Huntington Bancshares, Inc	220,999
620		IBERIABANK Corp	51,925
119	*,e	Impac Mortgage Holdings, Inc	1,668
399		Independent Bank Corp (MA)	28,110

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

308		Independent Bank Corp (MI)	$6,684
170		Independent Bank Group, Inc	10,608
843		International Bancshares Corp	34,394
4,574		Investors Bancorp, Inc	63,807
55,768		JPMorgan Chase & Co	4,812,221
1,407		Kearny Financial Corp	21,879
16,459		Keycorp	300,706
116		Lake Sunapee Bank Group	2,736
584		Lakeland Bancorp, Inc	11,388
525		Lakeland Financial Corp	24,864
141		LCNB Corp	3,278
693		LegacyTexas Financial Group, Inc	29,841
98	*,e	LendingTree, Inc	9,932
310	e	Live Oak Bancshares, Inc	5,735
2,354		M&T Bank Corp	368,236
400		Macatawa Bank Corp	4,164
318		MainSource Financial Group, Inc	10,939
1,081		MB Financial, Inc	51,056
283		MBT Financial Corp	3,212
226		Mercantile Bank Corp	8,520
87		Merchants Bancshares, Inc	4,715
856		Meridian Bancorp, Inc	16,178
123		Meta Financial Group, Inc	12,657
5,214	*	MGIC Investment Corp	53,131
77		Middleburg Financial Corp	2,676
62		Midland States Bancorp, Inc	2,243
113		MidWestOne Financial Group, Inc	4,249
79		MutualFirst Financial, Inc	2,615
653		National Bank Holdings Corp	20,824
109	e	National Bankshares, Inc	4,736
128	*	National Commerce Corp	4,755
569	*	Nationstar Mortgage Holdings, Inc	10,276
636		NBT Bancorp, Inc	26,636
7,728		New York Community Bancorp, Inc	122,952
112	*	Nicolet Bankshares, Inc	5,341
644	*	NMI Holdings, Inc	6,859
643		Northfield Bancorp, Inc	12,841
104		Northrim BanCorp, Inc	3,286
1,478		Northwest Bancshares, Inc	26,648
180		OceanFirst Financial Corp	5,405
596		OFG Bancorp	7,808
134		Old Line Bancshares, Inc	3,213
2,039		Old National Bancorp	37,008
432		Old Second Bancorp, Inc	4,774
261		Opus Bank	7,843
670		Oritani Financial Corp	12,563
111		Orrstown Financial Services, Inc	2,486
294		Pacific Continental Corp	6,424
241	*	Pacific Mercantile Bancorp	1,759
300	*	Pacific Premier Bancorp, Inc	10,605
1,832		PacWest Bancorp	99,734
205		Park National Corp	24,530
802		Park Sterling Bank	8,654
225		Peapack Gladstone Financial Corp	6,948
67		Penns Woods Bancorp, Inc	3,384
165	*	PennyMac Financial Services, Inc	2,747
261		Peoples Bancorp, Inc	8,472
101		Peoples Financial Services Corp	4,919
5,143		People’s United Financial, Inc	99,568
194		People’s Utah Bancorp	5,209
823	*	PHH Corp	12,477
655		Pinnacle Financial Partners, Inc	45,392
7,626		PNC Financial Services Group, Inc	891,937
1,622		Popular, Inc	71,076

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

188		Preferred Bank	$9,855
140		Premier Financial Bancorp, Inc	2,814
1,203		PrivateBancorp, Inc	65,191
1,046		Prosperity Bancshares, Inc	75,082
68	*	Provident Bancorp, Inc	1,217
94		Provident Financial Holdings, Inc	1,901
738		Provident Financial Services, Inc	20,885
170		QCR Holdings, Inc	7,361
3,307		Radian Group, Inc	59,460
19,150		Regions Financial Corp	274,994
622		Renasant Corp	26,261
120		Republic Bancorp, Inc (Class A)	4,745
496	*,e	Republic First Bancorp, Inc	4,142
499		S&T Bancorp, Inc	19,481
361		Sandy Spring Bancorp, Inc	14,436
445	*	Seacoast Banking Corp of Florida	9,817
726	e	ServisFirst Bancshares, Inc	27,181
185		Shore Bancshares, Inc	2,821
177		SI Financial Group, Inc	2,726
163		Sierra Bancorp	4,334
815	*	Signature Bank	122,413
451		Simmons First National Corp (Class A)	28,030
362		South State Corp	31,639
85	*	Southern First Bancshares, Inc	3,060
86		Southern Missouri Bancorp, Inc	3,043
169		Southern National Bancorp of Virginia, Inc	2,761
380		Southside Bancshares, Inc	14,315
265		Southwest Bancorp, Inc	7,685
541		State Bank & Trust Co	14,531
1,938		Sterling Bancorp/DE	45,349
315		Stock Yards Bancorp, Inc	14,789
179		Stonegate Bank	7,470
155		Suffolk Bancorp	6,637
127	e	Summit Financial Group, Inc	3,496
137		Sun Bancorp, Inc	3,562
7,690		SunTrust Banks, Inc	421,797
825	*	SVB Financial Group	141,620
1,928		Synovus Financial Corp	79,202
2,235		TCF Financial Corp	43,784
150		Territorial Bancorp, Inc	4,926
720	*	Texas Capital Bancshares, Inc	56,448
890		TFS Financial Corp	16,946
434	*	The Bancorp, Inc	3,411
263		Tompkins Trustco, Inc	24,864
854		TowneBank	28,396
330		Trico Bancshares	11,279
296	*	Tristate Capital Holdings, Inc	6,542
207	*	Triumph Bancorp, Inc	5,413
1,387		Trustco Bank Corp NY	12,136
1,035		Trustmark Corp	36,898
688		UMB Financial Corp	53,059
3,528		Umpqua Holdings Corp	66,256
621		Union Bankshares Corp	22,195
60	e	Union Bankshares, Inc	2,727
846		United Bankshares, Inc	39,128
1,078		United Community Banks, Inc	31,930
680		United Community Financial Corp	6,079
770		United Financial Bancorp, Inc (New)	13,983
364		Univest Corp of Pennsylvania	11,248
24,857		US Bancorp	1,276,904
3,791		Valley National Bancorp	44,127
129	*	Veritex Holdings, Inc	3,446
422	*	Walker & Dunlop, Inc	13,166
637	*,e	Walter Investment Management Corp	3,026

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,293		Washington Federal, Inc	$44,415
217		Washington Trust Bancorp, Inc	12,163
125		WashingtonFirst Bankshares, Inc	3,622
384		Waterstone Financial, Inc	7,066
1,420		Webster Financial Corp	77,078
70,004		Wells Fargo & Co	3,857,920
618		WesBanco, Inc	26,611
239		West Bancorporation, Inc	5,903
315	e	Westamerica Bancorporation	19,823
1,438	*	Western Alliance Bancorp	70,045
222		Western New England Bancorp, Inc	2,076
758		Wintrust Financial Corp	55,008
3,175	*	WMIH Corp	4,921
438		WSFS Financial Corp	20,301
769		Yadkin Financial Corp	26,346
2,937		Zions Bancorporation	126,408

		TOTAL BANKS	25,844,141

CAPITAL GOODS - 7.8%
9,009		3M Co	1,608,737
2,220		A.O. Smith Corp	105,117
619		Aaon, Inc	20,458
511		AAR Corp	16,889
865		Actuant Corp (Class A)	22,447
681		Acuity Brands, Inc	157,216
207		Advanced Drainage Systems, Inc	4,264
2,168	*	Aecom Technology Corp	78,828
522	*	Aegion Corp	12,371
908	*	Aerojet Rocketdyne Holdings, Inc	16,299
288	*	Aerovironment, Inc	7,727
1,067		AGCO Corp	61,737
1,500		Air Lease Corp	51,495
726		Aircastle Ltd	15,137
140		Alamo Group, Inc	10,654
428		Albany International Corp (Class A)	19,816
1,475		Allegion plc	94,400
91		Allied Motion Technologies, Inc	1,946
2,181		Allison Transmission Holdings, Inc	73,478
385		Altra Holdings, Inc	14,206
969	*	Ameresco, Inc	5,329
127	e	American Railcar Industries, Inc	5,752
190	*,e	American Superconductor Corp	1,400
254	*	American Woodmark Corp	19,113
3,561		Ametek, Inc	173,065
438		Apogee Enterprises, Inc	23,459
567		Applied Industrial Technologies, Inc	33,680
6,465		Arconic, Inc	119,861
244		Argan, Inc	17,214
367	*	Armstrong Flooring, Inc	7,307
642	*	Armstrong World Industries, Inc	26,836
288		Astec Industries, Inc	19,428
301	*	Astronics Corp	10,186
343		AZZ, Inc	21,918
924	*	Babcock & Wilcox Enterprises, Inc	15,329
770		Barnes Group, Inc	36,513
1,574		BE Aerospace, Inc	94,739
1,065	*	Beacon Roofing Supply, Inc	49,065
87	*	Blue Bird Corp	1,344
843	*	BMC Stock Holdings, Inc	16,438
9,138		Boeing Co	1,422,604
600		Briggs & Stratton Corp	13,356
1,452	*	Builders FirstSource, Inc	15,928
1,444		BWX Technologies, Inc	57,327

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

318	*	Caesarstone Sdot-Yam Ltd	$9,111
346	*	CAI International, Inc	3,000
966		Carlisle Cos, Inc	106,540
8,533		Caterpillar, Inc	791,350
467	*	Chart Industries, Inc	16,821
1,542		Chicago Bridge & Iron Co NV	48,958
248		CIRCOR International, Inc	16,090
719		Clarcor, Inc	59,296
1,520	*	Colfax Corp	54,614
262		Columbus McKinnon Corp	7,084
288		Comfort Systems USA, Inc	9,590
601	*	Continental Building Products Inc	13,883
753		Crane Co	54,306
225	*	CSW Industrials, Inc	8,291
352		Cubic Corp	16,878
2,357		Cummins, Inc	322,131
659		Curtiss-Wright Corp	64,819
9,237		Danaher Corp	719,008
4,812		Deere & Co	495,828
973	*	DigitalGlobe, Inc	27,876
199		DMC Global, Inc	3,154
1,968		Donaldson Co, Inc	82,813
296		Douglas Dynamics, Inc	9,960
2,372		Dover Corp	177,734
139	*	Ducommun, Inc	3,553
174	*	DXP Enterprises, Inc	6,045
512	*	Dycom Industries, Inc	41,108
6,836		Eaton Corp	458,627
930		EMCOR Group, Inc	65,807
9,812		Emerson Electric Co	547,019
295		Encore Wire Corp	12,788
241	*,e	Energous Corp	4,061
495	*	Energy Recovery, Inc	5,123
650		EnerSys	50,765
274	*	Engility Holdings, Inc	9,234
330		EnPro Industries, Inc	22,229
1,832		Equifax, Inc	216,597
371		ESCO Technologies, Inc	21,017
452	*	Esterline Technologies Corp	40,318
4,235		Fastenal Co	198,960
743		Federal Signal Corp	11,598
2,007		Flowserve Corp	96,436
2,196		Fluor Corp	115,334
4,728		Fortive Corp	253,563
2,359		Fortune Brands Home & Security, Inc	126,112
436		Franklin Electric Co, Inc	16,960
165		Freightcar America, Inc	2,463
432	*,e	FuelCell Energy, Inc	756
618	e	GATX Corp	38,056
103	*	Gencor Industries, Inc	1,617
981	*	Generac Holdings, Inc	39,966
705		General Cable Corp	13,430
3,742		General Dynamics Corp	646,094
140,962		General Electric Co	4,454,399
472	*	Gibraltar Industries, Inc	19,659
312		Global Brass & Copper Holdings, Inc	10,702
253		Gorman-Rupp Co	7,830
854		Graco, Inc	70,959
128		Graham Corp	2,835
496		Granite Construction, Inc	27,280
890	*	Great Lakes Dredge & Dock Corp	3,738
414	e	Greenbrier Cos, Inc	17,202
654	e	Griffon Corp	17,135
450		H&E Equipment Services, Inc	10,462

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

187		Hardinge, Inc	$2,072
1,243		Harsco Corp	16,905
549	*	HC2 Holdings, Inc	3,256
3,101	*	HD Supply Holdings, Inc	131,824
279		HEICO Corp	21,525
581		HEICO Corp (Class A)	39,450
316	*	Herc Holdings, Inc	12,691
1,429		Hexcel Corp	73,508
900		Hillenbrand, Inc	34,515
11,651		Honeywell International, Inc	1,349,768
857		Hubbell, Inc	100,012
718		Huntington Ingalls	132,248
78		Hurco Cos, Inc	2,582
138		Hyster-Yale Materials Handling, Inc	8,800
1,173		IDEX Corp	105,640
137	*	IES Holdings, Inc	2,624
4,504		Illinois Tool Works, Inc	551,560
3,978		Ingersoll-Rand plc	298,509
267		Insteel Industries, Inc	9,516
1,338		ITT, Inc	51,607
1,849	*	Jacobs Engineering Group, Inc	105,393
446		John Bean Technologies Corp	38,334
14,050		Johnson Controls International plc	578,719
1,591		Joy Global, Inc	44,548
148		Kadant, Inc	9,058
415		Kaman Corp	20,306
2,207		KBR, Inc	36,835
1,208		Kennametal, Inc	37,762
488	*	KEYW Holding Corp	5,754
781	*	KLX, Inc	35,231
600	*	Kratos Defense & Security Solutions, Inc	4,440
1,169		L3 Technologies, Inc	177,817
87	*	Lawson Products, Inc	2,071
285	*	Layne Christensen Co	3,098
613		Lennox International, Inc	93,893
942		Lincoln Electric Holdings, Inc	72,223
165	e	Lindsay Corp	12,311
3,910		Lockheed Martin Corp	977,265
289		LSI Industries, Inc	2,815
242	*	Lydall, Inc	14,968
1,952	*	Manitowoc Co, Inc	11,673
1,943	*	Manitowoc Foodservice, Inc	37,558
5,196		Masco Corp	164,298
376	*	Masonite International Corp	24,741
1,117	*	Mastec, Inc	42,725
600	*	Mercury Systems, Inc	18,132
1,229	*	Meritor, Inc	15,264
873	*	Middleby Corp	112,451
250	*	Milacron Holdings Corp	4,658
168		Miller Industries, Inc	4,444
491	*	Moog, Inc (Class A)	32,249
1,441	*	MRC Global, Inc	29,195
731		MSC Industrial Direct Co (Class A)	67,537
862		Mueller Industries, Inc	34,446
2,264		Mueller Water Products, Inc (Class A)	30,134
301	*	MYR Group, Inc	11,342
68		National Presto Industries, Inc	7,235
755	*	Navistar International Corp	23,684
446	*	NCI Building Systems, Inc	6,980
229	*	Neff Corp	3,229
442		NN, Inc	8,420
877		Nordson Corp	98,268
2,555		Northrop Grumman Corp	594,242
1,637	*	NOW, Inc	33,509

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

108	*	NV5 Holdings, Inc	$3,607
44		Omega Flex, Inc	2,453
801		Orbital ATK, Inc	70,272
386	*	Orion Marine Group, Inc	3,841
1,122		Oshkosh Truck Corp	72,492
1,809		Owens Corning, Inc	93,272
5,111		Paccar, Inc	326,593
2,064		Parker Hannifin Corp	288,960
317	*	Patrick Industries, Inc	24,187
2,566		Pentair plc	143,876
692	*	PGT, Inc	7,923
2,919	*,e	Plug Power, Inc	3,503
412	*	Ply Gem Holdings, Inc	6,695
125		Powell Industries, Inc	4,875
130	*	Power Solutions International, Inc	975
28		Preformed Line Products Co	1,627
613		Primoris Services Corp	13,964
223	*	Proto Labs, Inc	11,451
492		Quanex Building Products Corp	9,988
2,309	*	Quanta Services, Inc	80,469
551		Raven Industries, Inc	13,885
4,544		Raytheon Co	645,248
339	*	RBC Bearings, Inc	31,463
687		Regal-Beloit Corp	47,575
1,269	*	Rexnord Corp	24,860
1,929		Rockwell Automation, Inc	259,258
2,079		Rockwell Collins, Inc	192,848
1,544		Roper Industries, Inc	282,676
96	*	Rush Enterprises, Inc	2,964
520	*	Rush Enterprises, Inc (Class A)	16,588
604		Simpson Manufacturing Co, Inc	26,425
157	*	SiteOne Landscape Supply, Inc	5,453
873		Snap-On, Inc	149,519
136	*	Sparton Corp	3,244
2,039	*	Spirit Aerosystems Holdings, Inc (Class A)	118,976
647	*	SPX Corp	15,347
542	*	SPX FLOW, Inc	17,377
183		Standex International Corp	16,077
2,232		Stanley Works	255,988
354		Sun Hydraulics Corp	14,149
978	*,e	Sunrun, Inc	5,193
189		Supreme Industries, Inc	2,967
773	*	Taser International, Inc	18,738
491	*	Teledyne Technologies, Inc	60,393
268		Tennant Co	19,082
1,624		Terex Corp	51,205
401		Textainer Group Holdings Ltd	2,987
4,176		Textron, Inc	202,787
267	*,e	The ExOne Company	2,494
460	*	Thermon Group Holdings	8,781
1,085		Timken Co	43,075
592		Titan International, Inc	6,636
282	*	Titan Machinery, Inc	4,109
1,606		Toro Co	89,856
740		TransDigm Group, Inc	184,230
451	*	Trex Co, Inc	29,044
649	*	Trimas Corp	15,252
2,253		Trinity Industries, Inc	62,543
480		Triton International Ltd	7,584
753		Triumph Group, Inc	19,955
585	*	Tutor Perini Corp	16,380
1,361	*	United Rentals, Inc	143,694
11,891		United Technologies Corp	1,303,491
667	*	Univar, Inc	18,923

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

291		Universal Forest Products, Inc	$29,734
1,341	*	USG Corp	38,728
340		Valmont Industries, Inc	47,906
156	*	Vectrus, Inc	3,721
112	*	Veritiv Corp	6,020
200	*	Vicor Corp	3,020
815		W.W. Grainger, Inc	189,284
976	*	Wabash National Corp	15,440
811	*	WABCO Holdings, Inc	86,088
337		Watsco, Inc	49,916
405		Watts Water Technologies, Inc (Class A)	26,406
719	*	WESCO International, Inc	47,849
1,329		Westinghouse Air Brake Technologies Corp	110,334
71	*	Willis Lease Finance Corp	1,816
811		Woodward Governor Co	56,000
2,761		Xylem, Inc	136,725

		TOTAL CAPITAL GOODS	28,544,581

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
807		ABM Industries, Inc	32,958
731	*	Acacia Research (Acacia Technologies)	4,751
1,616	*	ACCO Brands Corp	21,089
661	*	Advisory Board Co	21,978
152	*,e	Aqua Metals, Inc	1,993
601	*	ARC Document Solutions, Inc	3,053
97		Barrett Business Services, Inc	6,218
688		Brady Corp (Class A)	25,834
669		Brink’s Co	27,596
524	*	Casella Waste Systems, Inc (Class A)	6,503
758	*	CBIZ, Inc	10,385
480		CEB, Inc	29,088
433		Ceco Environmental Corp	6,040
1,323		Cintas Corp	152,886
639	*	Clean Harbors, Inc	35,560
218	*,e	Cogint, Inc	752
1,340	*	Copart, Inc	74,249
1,794		Covanta Holding Corp	27,986
128		CRA International, Inc	4,685
767		Deluxe Corp	54,925
562		Dun & Bradstreet Corp	68,182
2,090	*,m	Dyax Corp	2,320
351		Ennis, Inc	6,090
556		Essendant, Inc	11,620
434		Exponent, Inc	26,170
148	*	Franklin Covey Co	2,982
640	*	FTI Consulting, Inc	28,851
301		G & K Services, Inc (Class A)	29,031
191	*	GP Strategies Corp	5,463
1,162		Healthcare Services Group	45,516
286		Heidrick & Struggles International, Inc	6,907
347	*	Heritage-Crystal Clean, Inc	5,448
868		Herman Miller, Inc	29,686
315	*	Hill International, Inc	1,370
664		HNI Corp	37,131
334	*	Huron Consulting Group, Inc	16,917
261	*	ICF International, Inc	14,407
608	*	Innerworkings, Inc	5,989
153		Insperity, Inc	10,855
1,005		Interface, Inc	18,643
2,170		KAR Auction Services, Inc	92,485
439		Kelly Services, Inc (Class A)	10,062
366		Kforce, Inc	8,455
577		Kimball International, Inc (Class B)	10,132

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

681		Knoll, Inc	$19,020
867		Korn/Ferry International	25,516
397		LSC Communications, Inc	11,783
1,126		Manpower, Inc	100,068
491		Matthews International Corp (Class A)	37,733
379		McGrath RentCorp	14,853
259	*	Mistras Group, Inc	6,651
656		Mobile Mini, Inc	19,844
475		MSA Safety, Inc	32,932
200		Multi-Color Corp	15,520
700	*	Navigant Consulting, Inc	18,326
5,647		Nielsen NV	236,892
725	*	On Assignment, Inc	32,016
2,896		Pitney Bowes, Inc	43,990
448		Quad Graphics, Inc	12,042
3,668		Republic Services, Inc	209,259
514		Resources Connection, Inc	9,895
1,970		Robert Half International, Inc	96,097
1,379		Rollins, Inc	46,583
778	*	RPX Corp	8,402
1,060		RR Donnelley & Sons Co	17,299
241	*	SP Plus Corp	6,784
658		Steelcase, Inc (Class A)	11,778
1,189	*	Stericycle, Inc	91,601
402	*	Team, Inc	15,779
848		Tetra Tech, Inc	36,591
817	*	TransUnion	25,270
235	*	TRC Cos, Inc	2,491
632	*	TriNet Group, Inc	16,192
645	*	TrueBlue, Inc	15,899
232		Unifirst Corp	33,327
314		US Ecology, Inc	15,433
2,412	*	Verisk Analytics, Inc	195,782
291		Viad Corp	12,833
134		VSE Corp	5,205
563	*	WageWorks, Inc	40,818
6,852		Waste Management, Inc	485,875
699		West Corp	17,307

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,086,927

CONSUMER DURABLES & APPAREL - 1.4%
563	*	Acushnet Holdings Corp	11,097
818	*	American Outdoor Brands Corp	17,243
171	*	Arctic Cat, Inc	2,568
194		Bassett Furniture Industries, Inc	5,898
565	*	Beazer Homes USA, Inc	7,515
1,367		Brunswick Corp	74,556
1,137		CalAtlantic Group, Inc	38,669
1,433		Callaway Golf Co	15,706
770		Carter’s, Inc	66,520
119	*	Cavco Industries, Inc	11,882
221	*	Century Communities, Inc	4,641
4,307		Coach, Inc	150,831
419		Columbia Sportswear Co	24,428
385	*	CROCS, Inc	2,641
125		CSS Industries, Inc	3,384
167		Culp, Inc	6,204
498	*	Deckers Outdoor Corp	27,584
108	*	Delta Apparel, Inc	2,239
5,213		DR Horton, Inc	142,471
167		Escalade, Inc	2,204
300		Ethan Allen Interiors, Inc	11,055
81		Flexsteel Industries, Inc	4,995

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

323	*	Fossil Group, Inc	$8,353
1,775	e	Garmin Ltd	86,070
658	*	G-III Apparel Group Ltd	19,451
1,762	*,e	GoPro, Inc	15,347
578	*	Green Brick Partners, Inc	5,809
5,812		Hanesbrands, Inc	125,365
1,086		Harman International Industries, Inc	120,720
1,721		Hasbro, Inc	133,877
411	*	Helen of Troy Ltd	34,709
173		Hooker Furniture Corp	6,565
2,504	*	Hovnanian Enterprises, Inc (Class A)	6,836
753	*	Iconix Brand Group, Inc	7,033
465	*	Installed Building Products Inc	19,205
357	*	iRobot Corp	20,867
257	*,e	Jakks Pacific, Inc	1,324
70		Johnson Outdoors, Inc	2,778
1,956	*	Kate Spade & Co	36,519
689	e	KB Home	10,893
681		La-Z-Boy, Inc	21,145
2,049		Leggett & Platt, Inc	100,155
138		Lennar Corp (B Shares)	4,761
2,789		Lennar Corp (Class A)	119,732
235	*,e	LGI Homes, Inc	6,752
365		Libbey, Inc	7,103
163		Lifetime Brands, Inc	2,893
1,502	*	Lululemon Athletica, Inc	97,615
385	*	M/I Homes, Inc	9,694
287	*	Malibu Boats Inc	5,476
156		Marine Products Corp	2,164
5,223		Mattel, Inc	143,894
121		MCBC Holdings, Inc	1,764
585		MDC Holdings, Inc	15,011
567	*	Meritage Homes Corp	19,732
2,472	*	Michael Kors Holdings Ltd	106,247
953	*	Mohawk Industries, Inc	190,295
227		Movado Group, Inc	6,526
66		Nacco Industries, Inc (Class A)	5,976
631	*	Nautilus, Inc	11,674
389	*	New Home Co Inc	4,555
7,020		Newell Rubbermaid, Inc	313,443
20,311		Nike, Inc (Class B)	1,032,408
56	*	NVR, Inc	93,464
276		Oxford Industries, Inc	16,596
161	*	Perry Ellis International, Inc	4,011
1,245		Phillips-Van Heusen Corp	112,349
931		Polaris Industries, Inc	76,705
689		Pool Corp	71,890
5,367		Pulte Homes, Inc	98,645
882		Ralph Lauren Corp	79,662
646	*,e	Sequential Brands Group, Inc	3,023
1,967	*	Skechers U.S.A., Inc (Class A)	48,349
933	*	Steven Madden Ltd	33,355
272	e	Sturm Ruger & Co, Inc	14,334
100		Superior Uniform Group, Inc	1,962
461	*	Taylor Morrison Home Corp	8,879
847	*,e	Tempur-Pedic International, Inc	57,833
2,454	*	Toll Brothers, Inc	76,074
567	*	TopBuild Corp	20,185
2,322	*	TRI Pointe Homes, Inc	26,657
774		Tupperware Corp	40,728
128	*	UCP, Inc (Class A)	1,542
2,861	*	Under Armour, Inc	72,011
2,820	*,e	Under Armour, Inc (Class A)	81,921
226	*	Unifi, Inc	7,374

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

205	*	Universal Electronics, Inc	$13,233
320	*	Vera Bradley, Inc	3,750
5,083		VF Corp	271,178
307	*,e	Vince Holding Corp	1,243
917	*	Vista Outdoor, Inc	33,837
334	*	WCI Communities, Inc	7,832
99		Weyco Group, Inc	3,099
1,147		Whirlpool Corp	208,490
428	*,e	William Lyon Homes, Inc	8,145
1,495		Wolverine World Wide, Inc	32,815
423	*	Zagg, Inc	3,003

		TOTAL CONSUMER DURABLES & APPAREL	5,159,241

CONSUMER SERVICES - 2.1%
224	*	American Public Education, Inc	5,499
2,138	*	Apollo Group, Inc (Class A)	21,166
3,438		ARAMARK Holdings Corp	122,805
193	*	Ascent Media Corp (Series A)	3,138
1,433	*	Belmond Ltd.	19,131
356	*	BJ’s Restaurants, Inc	13,991
1,790		Bloomin’ Brands, Inc	32,274
331		Bob Evans Farms, Inc	17,613
120	*	Bojangles’, Inc	2,238
1,270	*	Boyd Gaming Corp	25,616
192	*	Bridgepoint Education, Inc	1,945
668	*	Bright Horizons Family Solutions	46,773
865		Brinker International, Inc	42,843
289	*	Buffalo Wild Wings, Inc	44,622
674	*	Caesars Acquisition Co	9,099
785	*,e	Caesars Entertainment Corp	6,672
222	*	Cambium Learning Group, Inc	1,108
164		Capella Education Co	14,399
1,325	*	Career Education Corp	13,369
6,089		Carnival Corp	316,993
234		Carriage Services, Inc	6,702
507	*	Carrols Restaurant Group, Inc	7,732
348	*	Century Casinos, Inc	2,864
732		Cheesecake Factory	43,832
1,106	*,e	Chegg, Inc	8,162
417	*	Chipotle Mexican Grill, Inc (Class A)	157,342
520		Choice Hotels International, Inc	29,146
194		Churchill Downs, Inc	29,187
247	*	Chuy’s Holdings, Inc	8,015
982		ClubCorp Holdings, Inc	14,092
92		Collectors Universe	1,953
294	e	Cracker Barrel Old Country Store, Inc	49,092
1,680		Darden Restaurants, Inc	122,170
582	*	Dave & Buster’s Entertainment, Inc	32,767
331	*	Del Frisco’s Restaurant Group, Inc	5,627
342	*	Del Taco Restaurants, Inc	4,829
1,168	*	Denny’s Corp	14,985
918	e	DeVry Education Group, Inc	28,642
266		DineEquity, Inc	20,482
775		Domino’s Pizza, Inc	123,411
1,432		Dunkin Brands Group, Inc	75,094
302	*	El Pollo Loco Holdings, Inc	3,715
435	*,e	Eldorado Resorts, Inc	7,373
38	*	Empire Resorts, Inc	864
1,135		Extended Stay America, Inc	18,330
402	*	Fiesta Restaurant Group, Inc	12,000
83	*	Fogo De Chao, Inc	1,191
149		Golden Entertainment, Inc	1,804

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

61		Graham Holdings Co	$31,229
641	*	Grand Canyon Education, Inc	37,466
3,723		H&R Block, Inc	85,592
163	*,e	Habit Restaurants, Inc	2,812
8,099		Hilton Worldwide Holdings, Inc	220,293
1,907	*	Houghton Mifflin Harcourt Co	20,691
443	*	Hyatt Hotels Corp	24,480
1,670		ILG, Inc	30,344
1,368		International Game Technology plc	34,911
373		International Speedway Corp (Class A)	13,726
251	*	Intrawest Resorts Holdings Inc	4,480
353	*	Isle of Capri Casinos, Inc	8,716
211	*	J Alexander’s Holdings, Inc	2,268
509		Jack in the Box, Inc	56,825
192	*,e	Jamba, Inc	1,978
461	*	K12, Inc	7,911
117	*,e	Kona Grill, Inc	1,468
1,351	*	La Quinta Holdings, Inc	19,198
5,615		Las Vegas Sands Corp	299,897
83		Liberty Tax, Inc	1,112
1,305	*	LifeLock, Inc	31,216
227	*	Lindblad Expeditions Holdings, Inc	2,145
281	*	Luby’s, Inc	1,203
271		Marcus Corp	8,537
4,918		Marriott International, Inc (Class A)	406,620
336		Marriott Vacations Worldwide Corp	28,510
12,736		McDonald’s Corp	1,550,226
7,324	*	MGM Resorts International	211,151
139	*	Monarch Casino & Resort, Inc	3,583
49	*	Nathan’s Famous, Inc	3,180
279	*	Noodles & Co	1,144
2,457	*	Norwegian Cruise Line Holdings Ltd	104,496
344	*	Panera Bread Co (Class A)	70,551
432		Papa John’s International, Inc	36,971
1,142	*	Penn National Gaming, Inc	15,748
905	*	Pinnacle Entertainment, Inc	13,123
396		Planet Fitness, Inc	7,960
334	*	Popeyes Louisiana Kitchen, Inc	20,200
320	*	Potbelly Corp	4,128
238	*	Red Lion Hotels Corp	1,987
204	*	Red Robin Gourmet Burgers, Inc	11,506
460		Red Rock Resorts, Inc	10,667
607	*	Regis Corp	8,814
2,595		Royal Caribbean Cruises Ltd	212,894
779	*	Ruby Tuesday, Inc	2,516
473		Ruth’s Chris Steak House, Inc	8,656
719	*	Scientific Games Corp (Class A)	10,066
956	e	SeaWorld Entertainment, Inc	18,097
2,955		Service Corp International	83,922
2,089	*	ServiceMaster Global Holdings, Inc	78,693
240	*	Shake Shack, Inc	8,590
948		Six Flags Entertainment Corp	56,842
729		Sonic Corp	19,326
800	*	Sotheby’s (Class A)	31,888
164		Speedway Motorsports, Inc	3,554
21,852		Starbucks Corp	1,213,223
17	*	Steak N Shake Co	8,044
149	*	Strayer Education, Inc	12,014
1,404		Summit Hotel Properties, Inc	22,506
1,016		Texas Roadhouse, Inc (Class A)	49,012
556		Vail Resorts, Inc	89,688
412	*,e	Weight Watchers International, Inc	4,717
3,342		Wendy’s	45,184

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

245		Wingstop, Inc	$7,250
1,688		Wyndham Worldwide Corp	128,913
1,234		Wynn Resorts Ltd	106,753
5,307	*	Yum China Holdings, Inc	138,619
5,343		Yum! Brands, Inc	338,372
274	*,e	Zoe’s Kitchen, Inc	6,573

		TOTAL CONSUMER SERVICES	7,757,672

DIVERSIFIED FINANCIALS - 4.4%
793	*	Affiliated Managers Group, Inc	115,223
430		AG Mortgage Investment Trust	7,357
5,123		AGNC Investment Corp	92,880
6,925		Ally Financial, Inc	131,713
766		Altisource Residential Corp	8,457
12,335		American Express Co	913,777
2,325		Ameriprise Financial, Inc	257,935
15,012		Annaly Capital Management, Inc	149,670
1,539		Anworth Mortgage Asset Corp	7,957
1,118		Apollo Commercial Real Estate Finance, Inc	18,581
100		Ares Commercial Real Estate Corp	1,373
359	e	Arlington Asset Investment Corp (Class A)	5,320
566		ARMOUR Residential REIT, Inc	12,277
577		Artisan Partners Asset Management, Inc	17,166
86		Associated Capital Group, Inc	2,825
142		B. Riley Financial, Inc	2,620
16,009		Bank of New York Mellon Corp	758,506
3,329		BGC Partners, Inc (Class A)	34,056
1,908		BlackRock, Inc	726,070
267		Calamos Asset Management, Inc (Class A)	2,283
7,321		Capital One Financial Corp	638,684
1,382		Capstead Mortgage Corp	14,083
1,261		CBOE Holdings, Inc	93,175
17,843		Charles Schwab Corp	704,263
2,903		Chimera Investment Corp	49,409
5,178		CME Group, Inc	597,282
321		Cohen & Steers, Inc	10,786
1,729		Colony Financial, Inc	35,012
387	*,e	Cowen Group, Inc	5,998
132	*,e	Credit Acceptance Corp	28,711
2,338		CYS Investments, Inc	18,073
41		Diamond Hill Investment Group, Inc	8,626
6,334		Discover Financial Services	456,618
397	*	Donnelley Financial Solutions, Inc	9,123
776		Dynex Capital, Inc	5,292
4,309	*	E*TRADE Financial Corp	149,307
1,765		Eaton Vance Corp	73,918
375	*,e	Encore Capital Group, Inc	10,744
366	*	Enova International, Inc	4,593
601		Evercore Partners, Inc (Class A)	41,289
690	*	Ezcorp, Inc (Class A)	7,349
613		Factset Research Systems, Inc	100,183
105		FBR & Co	1,365
1,439		Federated Investors, Inc (Class B)	40,695
820		Financial Engines, Inc	30,135
737		FirstCash, Inc	34,639
1,222	*	FNFV Group	16,741
5,381		Franklin Resources, Inc	212,980
464		Gain Capital Holdings, Inc	3,053
86		GAMCO Investors, Inc (Class A)	2,657
5,908		Goldman Sachs Group, Inc	1,414,670
203		Great Ajax Corp	2,694
662	*	Green Dot Corp	15,590
424		Greenhill & Co, Inc	11,745

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

560		Hannon Armstrong Sustainable Infrastructure Capital, Inc	$10,634
49		Hennessy Advisors, Inc	1,556
185		Houlihan Lokey, Inc	5,757
978		Interactive Brokers Group, Inc (Class A)	35,707
9,045		IntercontinentalExchange Group, Inc	510,319
215	*	INTL FCStone, Inc	8,514
6,359		Invesco Ltd	192,932
1,752		Invesco Mortgage Capital, Inc	25,579
524		Investment Technology Group, Inc	10,344
16,563	e	iShares Russell 3000 Index Fund	2,202,548
790	*	iStar Financial, Inc	9,772
2,221		Janus Capital Group, Inc	29,473
767	*	KCG Holdings, Inc	10,163
624		Ladder Capital Corp	8,561
1,533	*	Ladenburg Thalmann Financial Services, Inc	3,741
1,953		Lazard Ltd (Class A)	80,249
1,621		Legg Mason, Inc	48,484
5,108	*	LendingClub Corp	26,817
5,119		Leucadia National Corp	119,017
1,320		LPL Financial Holdings, Inc	46,477
225		Manning & Napier, Inc	1,699
519		MarketAxess Holdings, Inc	76,251
102		Marlin Business Services Corp	2,132
5,699		MFA Mortgage Investments, Inc	43,483
287		Moelis & Co	9,729
2,642		Moody’s Corp	249,061
21,857		Morgan Stanley	923,458
276		Morningstar, Inc	20,303
1,325		MSCI, Inc (Class A)	104,384
922		MTGE Investment Corp	14,475
1,695		NASDAQ OMX Group, Inc	113,768
5,090		Navient Corp	83,629
312		Nelnet, Inc (Class A)	15,834
3,380		New Residential Investment Corp	53,134
1,563		New York Mortgage Trust, Inc	10,316
341	*	NewStar Financial, Inc	3,154
3,064		Northern Trust Corp	272,849
2,792		NorthStar Asset Management Group, Inc	41,657
431		OM Asset Management plc	6,249
750	*	On Deck Capital, Inc	3,473
821	*	OneMain Holdings, Inc	18,177
147		Oppenheimer Holdings, Inc	2,734
262		Orchid Island Capital, Inc	2,837
145		Owens Realty Mortgage, Inc	2,685
1,079		PennyMac Mortgage Investment Trust	17,663
324	*	Pico Holdings, Inc	4,909
236	*	Piper Jaffray Cos	17,110
271		PJT Partners, Inc	8,368
719	*	PRA Group, Inc	28,113
189		Pzena Investment Management, Inc (Class A)	2,100
1,951		Raymond James Financial, Inc	135,146
1,174		Redwood Trust, Inc	17,857
143	*	Regional Management Corp	3,758
422		Resource Capital Corp	3,515
4,038		S&P Global, Inc	434,247
296	*	Safeguard Scientifics, Inc	3,981
1,619	*	Santander Consumer USA Holdings, Inc	21,857
1,854		SEI Investments Co	91,513
111		Silvercrest Asset Management Group, Inc	1,460
6,595	*	SLM Corp	72,677
3,583		Starwood Property Trust, Inc	78,647
6,034		State Street Corp	468,962
977	*	Stifel Financial Corp	48,801

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

12,910		Synchrony Financial	$468,246
3,832		T Rowe Price Group, Inc	288,396
3,702		TD Ameritrade Holding Corp	161,407
433		Tiptree Financial, Inc	2,663
5,213		Two Harbors Investment Corp	45,457
382		Virtu Financial, Inc	6,093
95		Virtus Investment Partners, Inc	11,215
3,247		Voya Financial, Inc	127,347
1,207		Waddell & Reed Financial, Inc (Class A)	23,549
614		Western Asset Mortgage Capital Corp	6,183
113		Westwood Holdings Group, Inc	6,779
69	*,e	Wins Finance Holdings, Inc	12,420
1,867	e	WisdomTree Investments, Inc	20,798
90	*	World Acceptance Corp	5,785

		TOTAL DIVERSIFIED FINANCIALS	16,224,665

ENERGY - 6.9%
1,395	*	Abraxas Petroleum Corp	3,585
30		Adams Resources & Energy, Inc	1,190
730		Alon USA Energy, Inc	8,307
8,425		Anadarko Petroleum Corp	587,475
2,539	*	Antero Resources Corp	60,047
5,828		Apache Corp	369,903
999		Archrock, Inc	13,187
242		Ardmore Shipping Corp	1,791
1,019	e	Atwood Oceanics, Inc	13,379
6,543		Baker Hughes, Inc	425,099
2,315	*	Bill Barrett Corp	16,182
499		Bristow Group, Inc	10,220
6,763		Cabot Oil & Gas Corp	157,984
488	*	California Resources Corp	10,390
1,852	*	Callon Petroleum Co	28,465
335	*	CARBO Ceramics, Inc	3,504
852	*	Carrizo Oil & Gas, Inc	31,822
2,866	*	Cheniere Energy, Inc	118,738
9,184	*	Chesapeake Energy Corp	64,472
28,800		Chevron Corp	3,389,760
1,379		Cimarex Energy Co	187,406
93	*	Clayton Williams Energy, Inc	11,091
1,943	*	Clean Energy Fuels Corp	5,557
2,111	*	Concho Resources, Inc	279,919
18,814		ConocoPhillips	943,334
3,461		Consol Energy, Inc	63,094
368	*	Contango Oil & Gas Co	3,437
1,298	*	Continental Resources, Inc	66,899
212	e	CVR Energy, Inc	5,383
318	*	Dawson Geophysical Co	2,557
967		Delek US Holdings, Inc	23,276
7,928	*	Denbury Resources, Inc	29,175
7,802		Devon Energy Corp	356,317
1,341		DHT Holdings, Inc	5,552
994	*,e	Diamond Offshore Drilling, Inc	17,594
1,268	*	Diamondback Energy, Inc	128,144
385	*,e	Dorian LPG Ltd	3,161
582	*	Dril-Quip, Inc	34,949
1,505	*	Energen Corp	86,793
4,645		Ensco plc	45,149
8,377		EOG Resources, Inc	846,915
2,238	*,e	EP Energy Corp	14,659
2,543		EQT Corp	166,312
272	*	Era Group, Inc	4,616
619	*,e	Erin Energy Corp	1,888

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

468		Evolution Petroleum Corp	$4,680
499	*	Exterran Corp	11,926
529	*	Extraction Oil & Gas, Inc	10,601
63,883	d	Exxon Mobil Corp	5,766,080
1,053	*	Fairmount Santrol Holdings, Inc	12,415
3,519	*	FMC Technologies, Inc	125,030
928	*	Forum Energy Technologies, Inc	20,416
539		Frank’s International NV	6,635
968	e	Frontline Ltd	6,882
635		GasLog Ltd	10,223
430	*	Gener8 Maritime, Inc	1,926
283	*	Geospace Technologies Corp	5,762
1,362	e	Golar LNG Ltd	31,244
569		Green Plains Renewable Energy, Inc	15,847
1,966	*	Gulfport Energy Corp	42,544
13,126		Halliburton Co	709,985
1,588	*	Helix Energy Solutions Group, Inc	14,006
1,507		Helmerich & Payne, Inc	116,642
4,205		Hess Corp	261,929
2,192		HollyFrontier Corp	71,810
615	*,e	Hornbeck Offshore Services, Inc	4,440
489	*	Independence Contract Drilling, Inc	3,276
181	*	International Seaways, Inc	2,541
13	*	Isramco, Inc	1,616
2,682	*,e	Jones Energy, Inc (Class A)	13,410
29,428		Kinder Morgan, Inc	609,454
2,251	*	Kosmos Energy LLC	15,780
2,081	*	Laredo Petroleum Holdings, Inc	29,425
12,505		Marathon Oil Corp	216,462
8,077		Marathon Petroleum Corp	406,677
1,269	*	Matador Resources Co	32,689
383	*	Matrix Service Co	8,694
4,780	*	McDermott International, Inc	35,324
2,551		Murphy Oil Corp	79,413
4,427		Nabors Industries Ltd	72,603
5,627		National Oilwell Varco, Inc	210,675
180	*	Natural Gas Services Group, Inc	5,787
764		Navios Maritime Acq Corp	1,299
3,066	*	Newfield Exploration Co	124,173
1,448	*	Newpark Resources, Inc	10,860
3,722		Noble Corp plc	22,034
6,478		Noble Energy, Inc	246,553
1,280	e	Nordic American Tanker Shipping	10,752
911	*,e	Northern Oil And Gas, Inc	2,505
3,333	*	Oasis Petroleum, Inc	50,462
11,759	*	Occidental Petroleum Corp	837,594
1,507		Oceaneering International, Inc	42,512
784	*	Oil States International, Inc	30,576
3,234		Oneok, Inc	185,664
546		Overseas Shipholding Group, Inc	2,091
627	*	Pacific Ethanol, Inc	5,957
355		Panhandle Oil and Gas, Inc (Class A)	8,360
482	*	Par Pacific Holdings Inc.	7,008
2,265	*	Parker Drilling Co	5,889
2,614	*	Parsley Energy, Inc	92,117
2,231		Patterson-UTI Energy, Inc	60,059
1,508		PBF Energy, Inc	42,043
853	*	PDC Energy, Inc	61,911
176	*	PHI, Inc	3,172
6,919		Phillips 66	597,871
1,182	*	Pioneer Energy Services Corp	8,097
2,490		Pioneer Natural Resources Co	448,374
3,400	*	Questar Market Resources, Inc	62,594

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,133		Range Resources Corp	$107,650
641	*	Renewable Energy Group, Inc	6,218
92	*	Rex American Resources Corp	9,085
2,370	*	Rice Energy, Inc	50,600
159	*	RigNet, Inc	3,681
626	*	Ring Energy, Inc	8,132
1,813	*	Rowan Cos plc	34,248
849	e	RPC, Inc	16,819
1,497	*	RSP Permian, Inc	66,796
847	*,e	Sanchez Energy Corp	7,648
21,313		Schlumberger Ltd	1,789,226
2,573		Scorpio Tankers, Inc	11,656
341	*	SEACOR Holdings, Inc	24,306
9,525	*,e	Seadrill Ltd	32,480
967		SemGroup Corp	40,372
859	e	Ship Finance International Ltd	12,756
1,451		SM Energy Co	50,030
7,432	*	Southwestern Energy Co	80,414
10,782		Spectra Energy Corp	443,032
2,325		Superior Energy Services	39,246
2,737	*	Synergy Resources Corp	24,387
2,410		Targa Resources Investments, Inc	135,129
671	e	Teekay Corp	5,388
1,777		Teekay Tankers Ltd (Class A)	4,016
615	*	Tesco Corp	5,074
1,886		Tesoro Corp	164,931
1,431	*	Tetra Technologies, Inc	7,184
2,744	*,e	Tidewater, Inc	9,357
5,322	*,e	Transocean Ltd (NYSE)	78,446
1,103	*	Unit Corp	29,638
983		US Silica Holdings Inc	55,716
7,267		Valero Energy Corp	496,481
923	*	W&T Offshore, Inc	2,557
14,676	*	Weatherford International Ltd	73,233
1,106		Western Refining, Inc	41,862
292	*	Westmoreland Coal Co	5,160
4,139	*	Whiting Petroleum Corp	49,751
701	*	Willbros Group, Inc	2,271
10,635		Williams Cos, Inc	331,174
1,068		World Fuel Services Corp	49,032
5,399	*	WPX Energy, Inc	78,663

		TOTAL ENERGY	25,097,898

FOOD & STAPLES RETAILING - 1.8%
418		Andersons, Inc	18,685
618		Casey’s General Stores, Inc	73,468
300	*	Chefs’ Warehouse Holdings, Inc	4,740
6,679		Costco Wholesale Corp	1,069,375
16,440		CVS Health Corp	1,297,280
213		Ingles Markets, Inc (Class A)	10,245
14,540		Kroger Co	501,775
95	*	Natural Grocers by Vitamin C	1,130
462	*	Performance Food Group Co	11,088
308		Pricesmart, Inc	25,718
15,881	*	Rite Aid Corp	130,859
389	*,e	Smart & Final Stores, Inc	5,485
546		Spartan Stores, Inc	21,589
1,763	*	Sprouts Farmers Market, Inc	33,356
3,759	*	Supervalu, Inc	17,555
8,125		Sysco Corp	449,881
759	*	United Natural Foods, Inc	36,219
695	*	US Foods Holding Corp	19,099

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

77		Village Super Market (Class A)	$2,379
13,172		Walgreens Boots Alliance, Inc	1,090,115
23,176		Wal-Mart Stores, Inc	1,601,925
148		Weis Markets, Inc	9,892
4,900		Whole Foods Market, Inc	150,724

		TOTAL FOOD & STAPLES RETAILING	6,582,582

FOOD, BEVERAGE & TOBACCO - 4.8%
387		AdvancePierre Foods Holdings, Inc	11,525
100		Alico, Inc	2,715
98	*	Alliance One International, Inc	1,882
29,969		Altria Group, Inc	2,026,504
373	*,e	Amplify Snack Brands, Inc	3,286
8,832		Archer Daniels Midland Co	403,181
966		B&G Foods, Inc (Class A)	42,311
926	*	Blue Buffalo Pet Products, Inc	22,261
130	*	Boston Beer Co, Inc (Class A)	22,080
966		Brown-Forman Corp	44,677
2,892		Brown-Forman Corp (Class B)	129,909
2,146		Bunge Ltd	155,027
271		Calavo Growers, Inc	16,639
486	e	Cal-Maine Foods, Inc	21,469
2,795		Campbell Soup Co	169,014
72		Coca-Cola Bottling Co Consolidated	12,877
59,682		Coca-Cola Co	2,474,416
6,740		ConAgra Foods, Inc	266,567
2,474		Constellation Brands, Inc (Class A)	379,289
142	*	Craft Brewers Alliance, Inc	2,400
2,386	*	Darling International, Inc	30,803
1,357		Dean Foods Co	29,555
2,766		Dr Pepper Snapple Group, Inc	250,793
200	*	Farmer Bros Co	7,340
2,671		Flowers Foods, Inc	53,340
499		Fresh Del Monte Produce, Inc	30,254
307	*	Freshpet, Inc	3,116
9,093		General Mills, Inc	561,675
1,516	*	Hain Celestial Group, Inc	59,169
2,201		Hershey Co	227,649
3,933	*	Hormel Foods Corp	136,908
1,147		Ingredion, Inc	143,329
281	*	Inventure Foods, Inc	2,768
187		J&J Snack Foods Corp	24,951
1,729		J.M. Smucker Co	221,416
121		John B. Sanfilippo & Son, Inc	8,517
3,812		Kellogg Co	280,983
9,205		Kraft Heinz Co	803,781
2,246	*	Lamb Weston Holdings, Inc	85,011
289		Lancaster Colony Corp	40,862
359	*	Landec Corp	4,954
244	*	Lifeway Foods, Inc	2,808
150		Limoneira Co	3,226
1,724		McCormick & Co, Inc	160,901
2,788		Mead Johnson Nutrition Co	197,279
188		Mgp Ingredients, Inc	9,396
2,670		Molson Coors Brewing Co (Class B)	259,818
22,932		Mondelez International, Inc	1,016,576
6,234	*	Monster Beverage Corp	276,416
177	*,e	National Beverage Corp	9,041
311	*	Omega Protein Corp	7,791
22,126		PepsiCo, Inc	2,315,043
23,739		Philip Morris International, Inc	2,171,881
908	e	Pilgrim’s Pride Corp	17,243
1,937		Pinnacle Foods, Inc	103,533

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,066	*	Post Holdings, Inc	$85,696
315	*	Primo Water Corp	3,868
12,647		Reynolds American, Inc	708,738
304	e	Sanderson Farms, Inc	28,649
4	*	Seaboard Corp	15,808
134	*	Seneca Foods Corp	5,367
1,236		Snyder’s-Lance, Inc	47,388
309	*	Synutra International, Inc	1,653
359	e	Tootsie Roll Industries, Inc	14,270
756	*	TreeHouse Foods, Inc	54,576
4,349		Tyson Foods, Inc (Class A)	268,246
340		Universal Corp	21,675
1,419	e	Vector Group Ltd	32,268
2,754	*	WhiteWave Foods Co (Class A)	153,122

		TOTAL FOOD, BEVERAGE & TOBACCO	17,207,479

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
155	*,e	AAC Holdings, Inc	1,122
339		Abaxis, Inc	17,889
22,589		Abbott Laboratories	867,643
657	*	Abiomed, Inc	74,031
1,127	*	Acadia Healthcare Co, Inc	37,304
1,151	*	Accuray, Inc	5,295
413		Aceto Corp	9,074
85	*	Addus HomeCare Corp	2,979
366	*,e	Adeptus Health, Inc	2,796
5,203		Aetna Inc	645,224
564	*	Air Methods Corp	17,963
1,448	*	Alere, Inc	56,429
1,146	*	Align Technology, Inc	110,165
2,770	*	Allscripts Healthcare Solutions, Inc	28,282
127	*	Almost Family, Inc	5,601
503	*	Amedisys, Inc	21,443
137	*,e	American Renal Associates Holdings, Inc	2,915
2,654		AmerisourceBergen Corp	207,516
725	*	AMN Healthcare Services, Inc	27,876
192		Analogic Corp	15,926
364	*	Angiodynamics, Inc	6,141
216	*	Anika Therapeutics, Inc	10,575
4,028		Anthem, Inc	579,106
602	*	athenahealth, Inc	63,312
480	*	AtriCure, Inc	9,394
28		Atrion Corp	14,202
3,197	*,e	Avinger, Inc	11,829
376	*	AxoGen, Inc	3,384
1,096		Bard (C.R.), Inc	246,227
7,451		Baxter International, Inc	330,377
3,207		Becton Dickinson & Co	530,919
918	*,e	BioScrip, Inc	955
405	*	BioTelemetry, Inc	9,052
20,657	*	Boston Scientific Corp	446,811
2,839	*	Brookdale Senior Living, Inc	35,260
484		Cantel Medical Corp	38,115
442	*	Capital Senior Living Corp	7,094
4,874		Cardinal Health, Inc	350,782
459	*	Cardiovascular Systems, Inc	11,112
598	*	Castlight Health, Inc	2,960
2,455	*	Centene Corp	138,732
4,371	*	Cerner Corp	207,054
1,570	*	Cerus Corp	6,829
211		Chemed Corp	33,847
3,887		Cigna Corp	518,487
240	*	Civitas Solutions, Inc	4,776

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,691	*	Community Health Systems, Inc	$9,453
168	e	Computer Programs & Systems, Inc	3,965
477	*,e	ConforMIS, Inc	3,864
422		Conmed Corp	18,640
681		Cooper Cos, Inc	119,127
312	*,e	Corindus Vascular Robotics, Inc	218
163	*	Corvel Corp	5,966
195	*	Cotiviti Holdings, Inc	6,708
459	*	Cross Country Healthcare, Inc	7,165
480	*	CryoLife, Inc	9,192
202	*	Cutera, Inc	3,505
362	*	Cynosure, Inc (Class A)	16,507
2,587	*	DaVita, Inc	166,085
3,591		DENTSPLY SIRONA, Inc	207,308
1,181	*	DexCom, Inc	70,506
703	*	Diplomat Pharmacy, Inc	8,858
3,151	*	Edwards Lifesciences Corp	295,249
1,168	*	Endologix, Inc	6,681
737		Ensign Group, Inc	16,369
75	*	Entellus Medical, Inc	1,423
1,793	*	Envision Healthcare Corp	113,479
226	*	Evolent Health, Inc	3,345
165	*	Exactech, Inc	4,505
9,662	*	Express Scripts Holding Co	664,649
1,168	*	Genesis Health Care, Inc	4,964
665	*	GenMark Diagnostics, Inc	8,140
254	*	Glaukos Corp	8,712
1,078	*	Globus Medical, Inc	26,745
782	*	Haemonetics Corp	31,436
725	*	Halyard Health, Inc	26,811
4,585	*	HCA Holdings, Inc	339,382
768	*	HealthEquity, Inc	31,119
1,389		Healthsouth Corp	57,282
367	*	HealthStream, Inc	9,193
492	*	Healthways, Inc	11,193
1,211	*	Henry Schein, Inc	183,721
1,013		Hill-Rom Holdings, Inc	56,870
1,267	*	HMS Holdings Corp	23,009
4,308	*	Hologic, Inc	172,837
2,227		Humana, Inc	454,375
226	*	ICU Medical, Inc	33,301
1,388	*	Idexx Laboratories, Inc	162,771
252	*	Inogen Inc	16,927
904	*	Inovalon Holdings, Inc	9,311
877	*	Insulet Corp	33,045
472	*	Integer Holding Corp	13,900
483	*	Integra LifeSciences Holdings Corp	41,437
582	*	Intuitive Surgical, Inc	369,087
463		Invacare Corp	6,042
376	*,e	InVivo Therapeutics Holdings Corp	1,579
44	*,e	iRadimed Corp	488
116	*	IRIDEX Corp	1,631
385	*	K2M Group Holdings, Inc	7,715
486		Kindred Healthcare, Inc	3,815
1,512	*	Laboratory Corp of America Holdings	194,111
128		Landauer, Inc	6,157
185		LeMaitre Vascular, Inc	4,688
232	*	LHC Group, Inc	10,602
498	*	LifePoint Hospitals, Inc	28,286
519	*	Magellan Health Services, Inc	39,055
633	*	Masimo Corp	42,664
3,361		McKesson Corp	472,052
828	*	Medidata Solutions, Inc	41,127
1,412	*	MEDNAX, Inc	94,124

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

21,485		Medtronic plc	$1,530,376
646		Meridian Bioscience, Inc	11,434
638	*	Merit Medical Systems, Inc	16,907
660	*	Molina Healthcare, Inc	35,812
173		National Healthcare Corp	13,112
133		National Research Corp	2,527
500	*	Natus Medical, Inc	17,400
585	*	Neogen Corp	38,610
391	*	Nevro Corp	28,410
1,036	*,e	Nobilis Health Corp	2,176
777	*	Novocure Ltd	6,099
757	*	NuVasive, Inc	50,992
969	*	NxStage Medical, Inc	25,397
517	*	Omnicell, Inc	17,526
749	*	OraSure Technologies, Inc	6,576
267	*	Orthofix International NV	9,660
999		Owens & Minor, Inc	35,255
286	*	Oxford Immunotec Global plc	4,276
1,361		Patterson Cos, Inc	55,842
390	*	Penumbra, Inc	24,882
435	*	PharMerica Corp	10,940
707	*	Premier, Inc	21,465
199	*	Providence Service Corp	7,572
724		Quality Systems, Inc	9,521
2,187		Quest Diagnostics, Inc	200,985
382	*	Quidel Corp	8,182
377	*	Quorum Health Corp	2,741
576	*	RadNet, Inc	3,715
2,183		Resmed, Inc	135,455
726	*,e	Rockwell Medical, Inc	4,755
837	*	RTI Biologics, Inc	2,720
194	*,e	Second Sight Medical Products, Inc	382
1,633	*	Select Medical Holdings Corp	21,637
439	*	Senseonics Holdings, Inc	1,172
659	*	Spectranetics Corp	16,146
4,331		St. Jude Medical, Inc	347,303
515	*,e	Staar Surgical Co	5,588
5,154		Stryker Corp	617,501
278	*	Surgery Partners, Inc	4,406
412	*	Surgical Care Affiliates, Inc	19,063
310	*	SurModics, Inc	7,874
255	*,e	Tandem Diabetes Care, Inc	548
1,041	*	Team Health Holdings, Inc	45,231
455	*	Teladoc, Inc	7,508
623		Teleflex, Inc	100,396
1,253	*	Tenet Healthcare Corp	18,595
989	*,e	TransEnterix, Inc	1,286
334	*	Triple-S Management Corp (Class B)	6,914
14,357		UnitedHealth Group, Inc	2,297,694
892	*	Universal American Corp	8,875
1,322		Universal Health Services, Inc (Class B)	140,634
178		US Physical Therapy, Inc	12,496
52		Utah Medical Products, Inc	3,783
1,468	*	Varian Medical Systems, Inc	131,797
249	*	Vascular Solutions, Inc	13,969
1,249	*	VCA Antech, Inc	85,744
1,482	*	Veeva Systems, Inc	60,317
202	*	Veracyte, Inc	1,563
375	*	Vocera Communications, Inc	6,934
685	*	WellCare Health Plans, Inc	93,900
1,147		West Pharmaceutical Services, Inc	97,300

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,583	*	Wright Medical Group NV	$36,377
471	*	Zeltiq Aesthetics, Inc	20,498
2,829		Zimmer Holdings, Inc	291,953

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	17,483,980

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
6,726	*	Avon Products, Inc	33,899
135	*	Central Garden & Pet Co	4,467
580	*	Central Garden and Pet Co (Class A)	17,922
3,786		Church & Dwight Co, Inc	167,303
1,933		Clorox Co	231,999
13,349		Colgate-Palmolive Co	873,559
7,045		Coty, Inc	128,994
909	*	Edgewell Personal Care Co	66,348
894		Energizer Holdings, Inc	39,881
3,395		Estee Lauder Cos (Class A)	259,684
1,141	*,e	Herbalife Ltd	54,928
1,740	*	HRG Group, Inc	27,074
253		Inter Parfums, Inc	8,286
5,488		Kimberly-Clark Corp	626,291
196	*	Lifevantage Corp	1,597
152		Medifast, Inc	6,328
111		Natural Health Trends Corp	2,758
140		Nature’s Sunshine Products, Inc	2,100
843		Nu Skin Enterprises, Inc (Class A)	40,279
127	*	Nutraceutical International Corp	4,439
63		Oil-Dri Corp of America	2,407
108	e	Orchids Paper Products Co	2,827
39,211		Procter & Gamble Co	3,296,861
162	*	Revlon, Inc (Class A)	4,722
381		Spectrum Brands, Inc	46,608
170	*	USANA Health Sciences, Inc	10,404
215		WD-40 Co	25,133

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,987,098

INSURANCE - 4.3%
6,206		Aflac, Inc	431,938
215	*	Alleghany Corp	130,746
1,356		Allied World Assurance Co Holdings Ltd	72,831
5,797		Allstate Corp	429,674
653	*	AMBAC Financial Group, Inc	14,692
1,193		American Equity Investment Life Holding Co	26,890
1,128		American Financial Group, Inc	99,399
15,654		American International Group, Inc	1,022,363
66		American National Insurance Co	8,224
276		Amerisafe, Inc	17,209
1,346	*	Amtrust Financial Services, Inc	36,853
4,028		Aon plc	449,243
1,707	*	Arch Capital Group Ltd	147,297
443		Argo Group International Holdings Ltd	29,194
2,517		Arthur J. Gallagher & Co	130,783
930		Aspen Insurance Holdings Ltd	51,150
954		Assurant, Inc	88,588
2,057		Assured Guaranty Ltd	77,693
154	*	Atlas Financial Holdings, Inc	2,780
1,429		Axis Capital Holdings Ltd	93,271
125		Baldwin & Lyons, Inc (Class B)	3,150
28,970	*	Berkshire Hathaway, Inc (Class B)	4,721,531
99		Blue Capital Reinsurance Holdings Ltd	1,827
1,815		Brown & Brown, Inc	81,421
7,112		Chubb Ltd	939,637
2,193		Cincinnati Financial Corp	166,120
712	*	Citizens, Inc (Class A)	6,992

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

549		CNA Financial Corp	$22,783
2,753		Conseco, Inc	52,720
300	e	Crawford & Co (Class B)	3,768
143		Donegal Group, Inc (Class A)	2,500
282	*	eHealth, Inc	3,003
124		EMC Insurance Group, Inc	3,721
488		Employers Holdings, Inc	19,325
1,001		Endurance Specialty Holdings Ltd	92,492
207	*	Enstar Group Ltd	40,924
299		Erie Indemnity Co (Class A)	33,623
650		Everest Re Group Ltd	140,660
150		FBL Financial Group, Inc (Class A)	11,722
201		Federated National Holding Co	3,757
176	e	Fidelity & Guaranty Life	4,171
1,654		First American Financial Corp	60,586
4,052		FNF Group	137,606
7,696	*	Genworth Financial, Inc (Class A)	29,322
104	*	Global Indemnity Ltd	3,974
420	*	Greenlight Capital Re Ltd (Class A)	9,576
198	*	Hallmark Financial Services	2,303
654		Hanover Insurance Group, Inc	59,521
5,991		Hartford Financial Services Group, Inc	285,471
121		HCI Group, Inc	4,777
362		Heritage Insurance Holdings, Inc	5,673
622		Horace Mann Educators Corp	26,622
102		Independence Holding Co	1,994
166		Infinity Property & Casualty Corp	14,591
23		Investors Title Co	3,638
222		James River Group Holdings Ltd	9,224
614		Kemper Corp	27,200
3,599		Lincoln National Corp	238,506
4,460		Loews Corp	208,862
910		Maiden Holdings Ltd	15,879
201	*	Markel Corp	181,804
8,007		Marsh & McLennan Cos, Inc	541,193
2,099	*	MBIA, Inc	22,459
265		Mercury General Corp	15,956
14,245		Metlife, Inc	767,663
742		National General Holdings Corp	18,543
33		National Western Life Group, Inc	10,256
167		Navigators Group, Inc	19,664
3,737		Old Republic International Corp	71,003
313		OneBeacon Insurance Group Ltd (Class A)	5,024
230	*,e	Patriot National, Inc	1,069
736		Primerica, Inc	50,894
4,106		Principal Financial Group	237,573
924		ProAssurance Corp	51,929
8,992		Progressive Corp	319,216
6,768		Prudential Financial, Inc	704,278
987		Reinsurance Group of America, Inc (Class A)	124,194
703		RenaissanceRe Holdings Ltd	95,763
458		RLI Corp	28,914
216		Safety Insurance Group, Inc	15,919
874		Selective Insurance Group, Inc	37,626
200		State Auto Financial Corp	5,362
436		State National Cos, Inc	6,043
351		Stewart Information Services Corp	16,174
1,151	*	Third Point Reinsurance Ltd	13,294
1,834		Torchmark Corp	135,276
4,487		Travelers Cos, Inc	549,299
239	*,e	Trupanion, Inc	3,709
349		United Fire & Casualty Co	17,160
255		United Insurance Holdings Corp	3,861
503		Universal Insurance Holdings, Inc	14,285

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,672		UnumProvident Corp	$161,311
1,170		Validus Holdings Ltd	64,362
1,479		W.R. Berkley Corp	98,368
64		White Mountains Insurance Group Ltd	53,507
4,308		XL Group Ltd	160,516

		TOTAL INSURANCE	15,485,457

MATERIALS - 3.3%
412		A. Schulman, Inc	13,781
461	*	AdvanSix, Inc	10,207
78		AEP Industries, Inc	9,056
332	*	AgroFresh Solutions, Inc	880
2,999		Air Products & Chemicals, Inc	431,316
5,099	*	AK Steel Holding Corp	52,061
1,735		Albemarle Corp	149,349
2,155		Alcoa Corp	60,512
1,671	e	Allegheny Technologies, Inc	26,619
429		American Vanguard Corp	8,215
136		Ampco-Pittsburgh Corp	2,278
959		Aptargroup, Inc	70,439
921		Ashland Global Holdings, Inc	100,656
1,375		Avery Dennison Corp	96,552
2,441	*	Axalta Coating Systems Ltd	66,395
485		Balchem Corp	40,701
2,631		Ball Corp	197,509
1,505		Bemis Co, Inc	71,969
1,866	*	Berry Plastics Group, Inc	90,930
571	*	Boise Cascade Co	12,847
945		Cabot Corp	47,760
730		Calgon Carbon Corp	12,410
723		Carpenter Technology Corp	26,151
2,309		Celanese Corp (Series A)	181,811
742	*	Century Aluminum Co	6,352
3,608		CF Industries Holdings, Inc	113,580
90		Chase Corp	7,519
2,791		Chemours Co	61,653
982	*	Chemtura	32,602
261	*	Clearwater Paper Corp	17,109
3,261	*,e	Cliffs Natural Resources, Inc	27,425
490	*	Codexis, Inc	2,254
3,457	*	Coeur Mining, Inc	31,424
1,716		Commercial Metals Co	37,374
518		Compass Minerals International, Inc	40,585
2,078	*	Crown Holdings, Inc	109,240
153		Deltic Timber Corp	11,792
915		Domtar Corp	35,712
17,243		Dow Chemical Co	986,644
723		Eagle Materials, Inc	71,237
2,284		Eastman Chemical Co	171,780
4,015		Ecolab, Inc	470,638
13,438		EI du Pont de Nemours & Co	986,349
1,171	*	Ferro Corp	16,780
1,000		Ferroglobe plc	10,830
835	*,e	Flotek Industries, Inc	7,841
2,122		FMC Corp	120,020
19,835	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	261,624
353		FutureFuel Corp	4,907
1,091	*	GCP Applied Technologies, Inc	29,184
816		Gold Resource Corp	3,550
4,828		Graphic Packaging Holding Co	60,253
87		Greif, Inc	5,877
395		Greif, Inc (Class A)	20,267
768		H.B. Fuller Co	37,102
54	*	Handy & Harman Ltd	1,380

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

142		Hawkins, Inc	$7,661
193		Haynes International, Inc	8,297
1,118	*	Headwaters, Inc	26,295
5,828		Hecla Mining Co	30,539
3,115		Huntsman Corp	59,434
658	*	Ingevity Corp	36,098
294		Innophos Holdings, Inc	15,364
351		Innospec, Inc	24,043
1,160		International Flavors & Fragrances, Inc	136,683
6,123		International Paper Co	324,886
255		Kaiser Aluminum Corp	19,811
1,314		Kapstone Paper and Packaging Corp	28,974
139		KMG Chemicals, Inc	5,406
296	*	Koppers Holdings, Inc	11,929
448	*	Kraton Polymers LLC	12,759
274		Kronos Worldwide, Inc	3,272
2,147	*	Louisiana-Pacific Corp	40,643
315	*,e	LSB Industries, Inc	2,652
5,367		LyondellBasell Industries AF S.C.A	460,381
982		Martin Marietta Materials, Inc	217,542
300		Materion Corp	11,880
492		Minerals Technologies, Inc	38,007
6,671		Monsanto Co	701,856
5,160		Mosaic Co	151,343
320	*	Multi Packaging Solutions International Ltd	4,563
371		Myers Industries, Inc	5,305
240		Neenah Paper, Inc	20,448
103		NewMarket Corp	43,656
7,938		Newmont Mining Corp	270,448
4,904		Nucor Corp	291,886
2,434		Olin Corp	62,335
163		Olympic Steel, Inc	3,949
992	*	Omnova Solutions, Inc	9,920
2,473	*	Owens-Illinois, Inc	43,055
1,444		Packaging Corp of America	122,480
658		PH Glatfelter Co	15,720
2,532	*	Platform Specialty Products Corp	24,839
1,282		PolyOne Corp	41,075
4,079		PPG Industries, Inc	386,526
4,372		Praxair, Inc	512,355
190		Quaker Chemical Corp	24,309
593		Rayonier Advanced Materials, Inc	9,168
362	*	Real Industry, Inc	2,208
1,075		Reliance Steel & Aluminum Co	85,506
1,062		Royal Gold, Inc	67,278
1,904		RPM International, Inc	102,492
164	*	Ryerson Holding Corp	2,189
387		Schnitzer Steel Industries, Inc (Class A)	9,946
438		Schweitzer-Mauduit International, Inc	19,942
610		Scotts Miracle-Gro Co (Class A)	58,286
2,978		Sealed Air Corp	135,023
694		Sensient Technologies Corp	54,535
1,202		Sherwin-Williams Co	323,025
600		Silgan Holdings, Inc	30,708
1,536		Sonoco Products Co	80,947
1,344		Southern Copper Corp (NY)	42,927
3,620		Steel Dynamics, Inc	128,800
302		Stepan Co	24,607
1,878	*	Stillwater Mining Co	30,255
826	*	Summit Materials, Inc	19,646
936	*	SunCoke Energy, Inc	10,614
4,643		Tahoe Resources, Inc	43,737
10,477	*,e	TerraVia Holdings, Inc	12,049
579	*	TimkenSteel Corp	8,963

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

254	*	Trecora Resources	$3,518
394		Tredegar Corp	9,456
388		Trinseo S.A.	23,008
974		Tronox Ltd	10,042
97	*	UFP Technologies, Inc	2,469
30		United States Lime & Minerals, Inc	2,273
2,430		United States Steel Corp	80,214
210	*,e	US Concrete, Inc	13,755
3,375		Valhi, Inc	11,678
1,262		Valspar Corp	130,756
2,046		Vulcan Materials Co	256,057
584		Westlake Chemical Corp	32,698
3,880		WestRock Co	196,988
702		Worthington Industries, Inc	33,303
1,089		WR Grace & Co	73,660

		TOTAL MATERIALS	12,022,638

MEDIA - 3.0%
447		AMC Entertainment Holdings, Inc	15,042
935	*	AMC Networks, Inc	48,938
72		Cable One, Inc	44,765
6,031		CBS Corp (Class B)	383,692
2,102	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	5,360
3,050	*	Charter Communications, Inc	878,156
1,638		Cinemark Holdings, Inc	62,834
566		Clear Channel Outdoor Holdings, Inc (Class A)	2,858
36,916		Comcast Corp (Class A)	2,549,050
17	*,e	Daily Journal Corp	4,111
2,314	*	Discovery Communications, Inc (Class A)	63,427
3,639	*	Discovery Communications, Inc (Class C)	97,452
3,312	*	DISH Network Corp (Class A)	191,864
375		Entercom Communications Corp (Class A)	5,737
931		Entravision Communications Corp (Class A)	6,517
454	*,e	Eros International plc	5,925
916	*	EW Scripps Co (Class A)	17,706
1,713		Gannett Co, Inc	16,633
667	*,e	Global Eagle Entertainment, Inc	4,309
966	*	Gray Television, Inc	10,481
133	*,e	Hemisphere Media Group, Inc	1,490
902	*	Imax Corp	28,323
6,229		Interpublic Group of Cos, Inc	145,821
665		John Wiley & Sons, Inc (Class A)	36,243
170	*	Liberty Braves Group (Class A)	3,483
525	*	Liberty Braves Group (Class C)	10,810
392	*	Liberty Broadband Corp (Class A)	28,404
1,596	*	Liberty Broadband Corp (Class C)	118,216
398	*	Liberty Media Group (Class A)	12,477
702	*	Liberty Media Group (Class C)	21,994
1,186	*	Liberty SiriusXM Group (Class A)	40,941
2,648	*	Liberty SiriusXM Group (Class C)	89,820
709	*,e	Lions Gate Entertainment Corp	19,072
1,592	*	Lions Gate Entertainment Corp	39,068
2,021	*	Live Nation, Inc	53,759
187	*	Loral Space & Communications, Inc	7,676
289	*	Madison Square Garden Co	49,566
698		MDC Partners, Inc	4,572
1,666	*	Media General, Inc	31,371
576		Meredith Corp	34,070
895	*	MSG Networks, Inc	19,242
760		National CineMedia, Inc	11,195
604		New Media Investment Group, Inc	9,658
1,171		New York Times Co (Class A)	15,574
5,864		News Corp	67,201

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,884		News Corp (Class B)	$22,231
455	e	Nexstar Broadcasting Group, Inc (Class A)	28,801
3,694		Omnicom Group, Inc	314,396
331	*,e	Radio One, Inc	960
444	*	Reading International, Inc	7,370
1,186		Regal Entertainment Group (Class A)	24,432
51		Saga Communications, Inc	2,565
165		Salem Communications	1,031
395		Scholastic Corp	18,759
1,138		Scripps Networks Interactive (Class A)	81,219
1,014		Sinclair Broadcast Group, Inc (Class A)	33,817
28,141	e	Sirius XM Holdings, Inc	125,227
3,394		TEGNA, Inc	72,598
4,823		Thomson Corp	211,151
12,072		Time Warner, Inc	1,165,310
1,567		Time, Inc	27,971
99	*	Townsquare Media, Inc	1,031
1,158		Tribune Co	40,507
414		tronc, Inc	5,742
16,248		Twenty-First Century Fox, Inc	455,594
7,128		Twenty-First Century Fox, Inc (Class B)	194,238
150	e	Viacom, Inc	5,775
5,416		Viacom, Inc (Class B)	190,102
24,857		Walt Disney Co	2,590,597
583		World Wrestling Entertainment, Inc (Class A)	10,727

		TOTAL MEDIA	10,947,054

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
24,788		AbbVie, Inc	1,552,224
1,406	*,e	Acadia Pharmaceuticals, Inc	40,549
305	*,e	Accelerate Diagnostics, Inc	6,329
422	*	Acceleron Pharma, Inc	10,769
590	*,e	AcelRx Pharmaceuticals, Inc	1,534
1,810	*	Achillion Pharmaceuticals, Inc	7,475
133	*	Aclaris Therapeutics, Inc	3,610
662	*	Acorda Therapeutics, Inc	12,446
265	*,e	Adamas Pharmaceuticals, Inc	4,479
554	*,e	Aduro Biotech, Inc	6,316
525	*,e	Advaxis, Inc	3,759
311	*	Adverum Biotechnologies, Inc	902
366	*	Aerie Pharmaceuticals, Inc	13,853
378	*	Aevi Genomic Medicine, Inc	1,958
1,104	*,e	Agenus, Inc	4,549
150	*	Agile Therapeutics, Inc	855
4,824		Agilent Technologies, Inc	219,781
436	*,e	Agios Pharmaceuticals, Inc	18,194
495	*	Aimmune Therapeutics, Inc	10,123
473	*	Akebia Therapeutics, Inc	4,924
1,296	*	Akorn, Inc	28,292
359	*,e	Albany Molecular Research, Inc	6,735
713	*	Alder Biopharmaceuticals, Inc	14,830
3,245	*	Alexion Pharmaceuticals, Inc	397,026
2,322	*	Alkermes plc	129,057
5,091	*	Allergan plc	1,069,161
1,153	*	Alnylam Pharmaceuticals, Inc	43,168
533	*	AMAG Pharmaceuticals, Inc	18,548
11,508		Amgen, Inc	1,682,585
1,917	*	Amicus Therapeutics, Inc	9,528
536	*	Amphastar Pharmaceuticals, Inc	9,873
712	*,e	Ampio Pharmaceuticals, Inc	641
480	*,e	Anavex Life Sciences Corp	1,901
112	*,e	ANI Pharmaceuticals, Inc	6,789

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,119	*,e	Anthera Pharmaceuticals, Inc	$3,972
189	*	Applied Genetic Technologies Corp	1,767
216	*	Aptevo Therapeutics, Inc	527
497	*	Aratana Therapeutics, Inc	3,568
333	*	Ardelyx, Inc	4,729
3,482	*	Arena Pharmaceuticals, Inc	4,944
181	*,e	Argos Therapeutics, Inc	887
2,717	*	Ariad Pharmaceuticals, Inc	33,800
2,149	*	Array Biopharma, Inc	18,890
1,097	*,e	Arrowhead Research Corp	1,700
356	e	Asterias Biotherapeutics, Inc	1,638
361	*	Atara Biotherapeutics, Inc	5,126
1,097	*,e	Athersys, Inc	1,678
88	*	Avexis, Inc	4,200
454	*	Axovant Sciences Ltd	5,639
152	*	Axsome Therapeutics, Inc	1,026
419	*,e	Bellicum Pharmaceuticals, Inc	5,707
1,100	*	BioCryst Pharmaceuticals, Inc	6,963
3,360	*	Biogen Idec, Inc	952,829
2,546	*	BioMarin Pharmaceutical, Inc	210,911
1,243	*,e	Bio-Path Holdings, Inc	1,678
286	*	Bio-Rad Laboratories, Inc (Class A)	52,132
73	*	Biospecifics Technologies Corp	4,066
630		Bio-Techne Corp	64,783
734	*,e	BioTime, Inc	2,650
582	*,e	Bluebird Bio, Inc	35,909
309	*	Blueprint Medicines Corp	8,667
25,581		Bristol-Myers Squibb Co	1,494,954
1,665		Bruker BioSciences Corp	35,265
487	*	Cambrex Corp	26,274
341	*,e	Cara Therapeutics Inc	3,168
1,409	*	Catalent, Inc	37,987
11,762	*	Celgene Corp	1,361,451
1,443	*	Celldex Therapeutics, Inc	5,108
138	*	Cellular Biomedicine Group, Inc	1,808
640	*,e	Cempra, Inc	1,792
728	*	Charles River Laboratories International, Inc	55,466
316	*	ChemoCentryx, Inc	2,338
964	*	Chimerix, Inc	4,434
440	*,e	ChromaDex Corp	1,456
167	*	Cidara Therapeutics, Inc	1,737
463	*,e	Clovis Oncology, Inc	20,566
453	*	Coherus Biosciences, Inc	12,752
205	*,e	Collegium Pharmaceutical, Inc	3,192
219	*	Concert Pharmaceuticals Inc	2,254
1,127	*	Corcept Therapeutics, Inc	8,182
1,644	*	Curis, Inc	5,064
503	*	Cytokinetics, Inc	6,111
316	*	CytomX Therapeutics, Inc	3,473
748	*,e	CytRx Corp	278
928	*	Depomed, Inc	16,723
274	*	Dermira, Inc	8,310
178	*	Dimension Therapeutics, Inc	774
1,634	*	Durect Corp	2,190
677	*,e	Dynavax Technologies Corp	2,674
122	*,e	Eagle Pharmaceuticals, Inc	9,679
254	*,e	Edge Therapeutics, Inc	3,175
110	*	Editas Medicine, Inc	1,785
364	*,e	Egalet Corp	2,785
50	*	Eiger BioPharmaceuticals, Inc	583
14,944		Eli Lilly & Co	1,099,131
433	*	Emergent Biosolutions, Inc	14,220
232	*	Enanta Pharmaceuticals, Inc	7,772
3,260	*	Endo International plc	53,692

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

543	*,e	Endocyte, Inc	$1,385
596	*	Enzo Biochem, Inc	4,136
620	*	Epizyme, Inc	7,502
183	*	Esperion Thereapeutics, Inc	2,291
1,491	*,e	Exact Sciences Corp	19,920
3,488	*	Exelixis, Inc	52,006
799	*	FibroGen, Inc	17,099
390	*	Five Prime Therapeutics, Inc	19,543
86	*	Flex Pharma, Inc	454
295	*	Flexion Therapeutics Inc	5,611
419	*	Fluidigm Corp	3,050
519	*,e	Fortress Biotech, Inc	1,401
173	*	Foundation Medicine, Inc	3,062
5,432	*,e	Galena Biopharma, Inc	10,538
270	*	Genomic Health, Inc	7,935
2,277	*,e	Geron Corp	4,713
20,296		Gilead Sciences, Inc	1,453,397
209	*	Global Blood Therapeutics, Inc	3,020
161	*,e	GlycoMimetics Inc	982
1,654	*,e	Halozyme Therapeutics, Inc	16,342
487	*,e	Heron Therapeutics, Inc	6,380
80	*	Heska Corp	5,728
2,468	*	Horizon Pharma plc	39,932
1,665	*,e	Idera Pharmaceuticals, Inc	2,498
462	*	Ignyta, Inc	2,449
2,183	*	Illumina, Inc	279,511
247	*	Immune Design Corp	1,359
7,742	*,e	Immunogen, Inc	15,794
1,305	*,e	Immunomedics, Inc	4,789
1,124	*	Impax Laboratories, Inc	14,893
635	*	INC Research Holdings, Inc	33,401
2,401	*	Incyte Corp	240,748
8,726	*	Infinity Pharmaceuticals, Inc	11,780
1,228	*,e	Innoviva, Inc	13,140
286	*,e	Inotek Pharmaceuticals Corp	1,745
1,045	*	Inovio Pharmaceuticals, Inc	7,252
884	*	Insmed, Inc	11,695
340	*,e	Insys Therapeutics, Inc	3,128
103	*,e	Intellia Therapeutics, Inc	1,350
253	*,e	Intercept Pharmaceuticals, Inc	27,488
388	*	Intersect ENT, Inc	4,695
527	*,e	Intra-Cellular Therapies, Inc	7,952
861	*,e	Intrexon Corp	20,922
331	*	Invitae Corp	2,628
1,859	*	Ionis Pharmaceuticals, Inc	88,916
1,976	*	Ironwood Pharmaceuticals, Inc	30,213
42,095		Johnson & Johnson	4,849,765
968	*,e	Juno Therapeutics, Inc	18,247
499	*	Karyopharm Therapeutics, Inc	4,691
1,346	*,e	Keryx Biopharmaceuticals, Inc	7,888
599	*,e	Kite Pharma, Inc	26,859
222	*	La Jolla Pharmaceutical Co	3,892
429	*,e	Lannett Co, Inc	9,459
657	*,e	Lexicon Pharmaceuticals, Inc	9,086
291	*	Ligand Pharmaceuticals, Inc (Class B)	29,569
664	*,e	Lion Biotechnologies, Inc	4,615
243	*,e	Lipocine, Inc	894
208	*,e	Loxo Oncology, Inc	6,680
588	*	Luminex Corp	11,895
488	*	MacroGenics, Inc	9,975
1,702	*	Mallinckrodt plc	84,794
5,032	*,e	MannKind Corp	3,204
1,035	*	Medicines Co	35,128
458	*,e	MediciNova, Inc	2,762

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

42,441		Merck & Co, Inc	$2,498,502
1,884	*	Merrimack Pharmaceuticals, Inc	7,687
388	*	Mettler-Toledo International, Inc	162,401
1,555	*,e	MiMedx Group, Inc	13,777
255	*,e	Minerva Neurosciences, Inc	2,996
140	*	Mirati Therapeutics, Inc	665
985	*	Momenta Pharmaceuticals, Inc	14,824
7,138	*	Mylan NV	272,315
179	*	MyoKardia, Inc	2,318
1,050	*	Myriad Genetics, Inc	17,504
188	*	NanoString Technologies, Inc	4,192
263	*,e	NantKwest, Inc	1,504
414	*	Natera, Inc	4,848
1,989	*	Nektar Therapeutics	24,405
820	*	NeoGenomics, Inc	7,027
210	*,e	Neos Therapeutics, Inc	1,229
1,324	*	Neurocrine Biosciences, Inc	51,239
298	*	NewLink Genetics Corp	3,063
4,132	*,e	Novavax, Inc	5,206
185	*,e	Ocular Therapeutix, Inc	1,548
548	*,e	Omeros Corp	5,436
240	*	OncoMed Pharmaceuticals, Inc	1,850
466	*	Ophthotech Corp	2,251
4,827	*,e	Opko Health, Inc	44,891
1,615	*,e	Organovo Holdings, Inc	5,475
254	*,e	Osiris Therapeutics, Inc	1,247
379	*	Otonomy, Inc	6,026
503	*	OvaScience, Inc	770
1,153	*,e	Pacific Biosciences of California, Inc	4,381
563	*,e	Pacira Pharmaceuticals, Inc	18,185
180	*	Paratek Pharmaceuticals, Inc	2,772
732	*,e	Parexel International Corp	48,107
585	*	Patheon NV	16,795
2,346		PDL BioPharma, Inc	4,974
1,676		PerkinElmer, Inc	87,403
2,041		Perrigo Co plc	169,872
236	*	Pfenex, Inc	2,141
92,057		Pfizer, Inc	2,990,011
903	*	PharmAthene, Inc	2,935
293		Phibro Animal Health Corp	8,585
754	*	Portola Pharmaceuticals, Inc	16,920
375	*	PRA Health Sciences, Inc	20,670
817	*	Prestige Brands Holdings, Inc	42,566
933	*	Progenics Pharmaceuticals, Inc	8,061
105	*	Proteostasis Therapeutics, Inc	1,287
536	*,e	Prothena Corp plc	26,366
488	*	PTC Therapeutics, Inc	5,324
672	*	Puma Biotechnology, Inc	20,630
3,602	*	Qiagen NV (NASDAQ)	100,928
2,178	*	Quintiles Transnational Holdings, Inc	165,637
495	*,e	Radius Health, Inc	18,825
85	*	Reata Pharmaceuticals, Inc	1,856
1,160	*	Regeneron Pharmaceuticals, Inc	425,824
324	*	REGENXBIO, Inc	6,010
621	*	Regulus Therapeutics, Inc	1,397
475	*	Repligen Corp	14,640
562	*	Retrophin, Inc	10,639
322	*	Revance Therapeutics, Inc	6,665
1,285	*	Rigel Pharmaceuticals, Inc	3,058
410	*	Sage Therapeutics, Inc	20,935
987	*	Sangamo Biosciences, Inc	3,010
1,038	*	Sarepta Therapeutics, Inc	28,472
780	*	Sciclone Pharmaceuticals, Inc	8,424
1,519	*	Seattle Genetics, Inc	80,158

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

309	*	Seres Therapeutics, Inc	$3,059
405	*,e	Sorrento Therapeutics, Inc	1,985
305	*	Spark Therapeutics, Inc	15,220
972	*	Spectrum Pharmaceuticals, Inc	4,306
213	*	Stemline Therapeutics, Inc	2,279
357	*	Sucampo Pharmaceuticals, Inc (Class A)	4,837
720	*	Supernus Pharmaceuticals, Inc	18,180
2,659	*	Synergy Pharmaceuticals, Inc	16,193
1,141	*,e	Synthetic Biologics, Inc	870
240	*,e	T2 Biosystems, Inc	1,262
744	*	Teligent, Inc	4,918
459	*	TESARO, Inc	61,726
518	*	Tetraphase Pharmaceuticals, Inc	2,088
516	*	TG Therapeutics, Inc	2,399
2,328	*,e	TherapeuticsMD, Inc	13,433
873	*,e	Theravance Biopharma, Inc	27,831
6,042		Thermo Electron Corp	852,526
287	*,e	Titan Pharmaceuticals, Inc	1,148
145	*,m	Tobira Therapeutics, Inc	1,992
146	*,e	Tokai Pharmaceuticals, Inc	143
667	*	Trevena, Inc	3,922
5,588	*,e	Trovagene, Inc	11,735
563	*	Ultragenyx Pharmaceutical, Inc	39,585
690	*	United Therapeutics Corp	98,967
604	*	Vanda Pharmaceuticals, Inc	9,634
419	*	Versartis, Inc	6,243
3,677	*	Vertex Pharmaceuticals, Inc	270,885
321	*,e	Vital Therapies, Inc	1,396
180	*,e	Voyager Therapeutics, Inc	2,293
308	*	vTv Therapeutics, Inc	1,488
1,201	*	VWR Corp	30,061
1,144	*	Waters Corp	153,742
117	*,e	WaVe Life Sciences Pte Ltd	3,060
233	*,e	XBiotech, Inc	2,358
494	*	Xencor Inc	13,002
240	*	Zafgen, Inc	763
1,888	*,e	ZIOPHARM Oncology, Inc	10,101
7,014		Zoetis, Inc	375,459
287	*	Zogenix, Inc	3,487

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	28,370,163

REAL ESTATE - 3.9%
1,224		Acadia Realty Trust	40,000
212		Agree Realty Corp	9,763
719		Alexander & Baldwin, Inc	32,262
64		Alexander’s, Inc	27,320
1,127		Alexandria Real Estate Equities, Inc	125,244
196	*,e	Altisource Portfolio Solutions S.A.	5,212
714		American Assets Trust,Inc	30,759
1,916		American Campus Communities, Inc	95,359
2,736		American Homes 4 Rent	57,401
6,434		American Tower Corp	679,945
2,482		Apartment Investment & Management Co (Class A)	112,807
2,941		Apple Hospitality REIT, Inc	58,761
472		Armada Hoffler Properties, Inc	6,877
403		Ashford Hospitality Prime, Inc	5,501
1,205		Ashford Hospitality Trust, Inc	9,351
179	*	AV Homes, Inc	2,828
2,110		AvalonBay Communities, Inc	373,786
262		Bluerock Residential Growth REIT, Inc	3,595
2,285		Boston Properties, Inc	287,407
2,649		Brandywine Realty Trust	43,735
2,800		Brixmor Property Group, Inc	68,376

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,272		Camden Property Trust	$106,937
1,293		Care Capital Properties, Inc	32,325
877		CareTrust REIT, Inc	13,436
568		CatchMark Timber Trust Inc	6,396
2,597		CBL & Associates Properties, Inc	29,865
4,546	*	CBRE Group, Inc	143,154
1,224		Cedar Realty Trust, Inc	7,993
572		Chatham Lodging Trust	11,755
909		Chesapeake Lodging Trust	23,507
277		City Office REIT, Inc	3,648
998		Colony Starwood Homes	28,752
1,903		Columbia Property Trust, Inc	41,105
1,776		Communications Sales & Leasing, Inc	45,128
199		Community Healthcare Trust, Inc	4,583
74	e	Consolidated-Tomoka Land Co	3,953
1,864		CoreCivic, Inc	45,593
185		CorEnergy Infrastructure Trust, Inc	6,453
598		Coresite Realty	47,463
1,456		Corporate Office Properties Trust	45,456
5,308		Cousins Properties, Inc	45,171
5,542		Crown Castle International Corp	480,879
2,790		CubeSmart	74,688
962		CyrusOne, Inc	43,030
1,403		DCT Industrial Trust, Inc	67,176
4,755		DDR Corp	72,609
3,076		DiamondRock Hospitality Co	35,466
2,378		Digital Realty Trust, Inc	233,662
2,163		Douglas Emmett, Inc	79,079
5,343		Duke Realty Corp	141,910
1,144		DuPont Fabros Technology, Inc	50,256
359		Easterly Government Properties, Inc	7,187
554		EastGroup Properties, Inc	40,907
1,108		Education Realty Trust, Inc	46,868
2,070		Empire State Realty Trust, Inc	41,793
976		Entertainment Properties Trust	70,048
1,074		Equinix, Inc	383,858
1,880	*	Equity Commonwealth	56,851
1,118		Equity Lifestyle Properties, Inc	80,608
1,411		Equity One, Inc	43,304
5,540		Equity Residential	356,554
1,016		Essex Property Trust, Inc	236,220
1,848		Extra Space Storage, Inc	142,740
183		Farmland Partners, Inc	2,042
1,127		Federal Realty Investment Trust	160,158
2,111		FelCor Lodging Trust, Inc	16,909
1,776		First Industrial Realty Trust, Inc	49,817
906		First Potomac Realty Trust	9,939
3,533		Forest City Realty Trust, Inc	73,628
498	*	Forestar Group, Inc	6,623
840		Four Corners Property Trust, Inc	17,237
1,291		Franklin Street Properties Corp	16,731
102	*	FRP Holdings, Inc	3,845
2,889		Gaming and Leisure Properties, Inc	88,461
8,714		General Growth Properties, Inc	217,676
1,137		Geo Group, Inc	40,852
401		Getty Realty Corp	10,221
475		Gladstone Commercial Corp	9,547
2,605		Global Net Lease, Inc	20,397
1,082		Government Properties Income Trust	20,628
6,461		Gramercy Property Trust	59,312
6,970		HCP, Inc	207,148
1,600		Healthcare Realty Trust, Inc	48,512
2,088		Healthcare Trust of America, Inc	60,782
697		Hersha Hospitality Trust	14,985

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

565		HFF, Inc (Class A)	$17,091
1,490		Highwoods Properties, Inc	76,005
2,307		Hospitality Properties Trust	73,224
11,436		Host Marriott Corp	215,454
579	*	Howard Hughes Corp	66,064
1,528		Hudson Pacific Properties	53,144
463		Independence Realty Trust, Inc	4,130
1,762		Investors Real Estate Trust	12,563
4,021		Iron Mountain, Inc	130,602
698		Jones Lang LaSalle, Inc	70,526
1,291		Kennedy-Wilson Holdings, Inc	26,466
1,398		Kilroy Realty Corp	102,362
6,018		Kimco Realty Corp	151,413
1,264		Kite Realty Group Trust	29,679
1,299		Lamar Advertising Co	87,345
1,627		LaSalle Hotel Properties	49,575
3,541		Lexington Realty Trust	38,243
2,339		Liberty Property Trust	92,391
704		Life Storage, Inc	60,023
454		LTC Properties, Inc	21,329
2,218		Macerich Co	157,123
1,437		Mack-Cali Realty Corp	41,702
194	*	Marcus & Millichap, Inc	5,184
3,687		Medical Properties Trust, Inc	45,350
1,725		Mid-America Apartment Communities, Inc	168,912
959		Monmouth Real Estate Investment Corp (Class A)	14,615
2,397		Monogram Residential Trust, Inc	25,936
570		National Health Investors, Inc	42,277
2,252		National Retail Properties, Inc	99,538
730		National Storage Affiliates Trust	16,111
1,159		New Senior Investment Group, Inc	11,347
2,682		New York REIT, Inc	27,142
280		NexPoint Residential Trust, Inc	6,255
892		NorthStar Realty Europe Corp	11,212
2,676		NorthStar Realty Finance Corp	40,541
2,900		Omega Healthcare Investors, Inc	90,654
251		One Liberty Properties, Inc	6,305
2,075		Outfront Media, Inc	51,605
2,787		Paramount Group, Inc	44,564
663	*	Parkway, Inc	14,752
1,101		Pebblebrook Hotel Trust	32,755
626		Pennsylvania REIT	11,869
1,672		Physicians Realty Trust	31,701
2,219		Piedmont Office Realty Trust, Inc	46,399
651		Potlatch Corp	27,114
340		Preferred Apartment Communities, Inc	5,069
7,916		Prologis, Inc	417,886
358		PS Business Parks, Inc	41,714
2,272		Public Storage, Inc	507,792
558		QTS Realty Trust, Inc	27,705
1,394	*	Quality Care Properties, Inc	21,607
1,095		RAIT Investment Trust	3,679
1,201		Ramco-Gershenson Properties	19,913
1,889		Rayonier, Inc	50,247
273		Re/Max Holdings, Inc	15,288
2,230		Realogy Holdings Corp	57,378
3,769		Realty Income Corp	216,642
1,534		Regency Centers Corp	105,769
1,109		Retail Opportunities Investment Corp	23,433
3,851		Retail Properties of America, Inc	59,036
574		Rexford Industrial Realty, Inc	13,311
1,906		RLJ Lodging Trust	46,678
472		RMR Group, Inc	18,644
669		Ryman Hospitality Properties	42,154

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

994		Sabra Healthcare REIT, Inc	$24,273
133		Saul Centers, Inc	8,859
968		Select Income REIT	24,394
3,633		Senior Housing Properties Trust	68,773
502		Seritage Growth Properties	21,440
516		Silver Bay Realty Trust Corp	8,844
4,734		Simon Property Group, Inc	841,090
1,454		SL Green Realty Corp	156,378
7,413		Spirit Realty Capital, Inc	80,505
831	*	St. Joe Co	15,789
1,171		STAG Industrial, Inc	27,952
2,025		STORE Capital Corp	50,038
93	*	Stratus Properties, Inc	3,046
964		Sun Communities, Inc	73,852
3,320		Sunstone Hotel Investors, Inc	50,630
1,288		Tanger Factory Outlet Centers, Inc	46,085
931		Taubman Centers, Inc	68,829
200	*	Tejon Ranch Co	5,086
659		Terreno Realty Corp	18,775
721		Tier REIT, Inc	12,538
1,737	*	Trinity Place Holdings, Inc	16,102
4,118		UDR, Inc	150,225
370		UMH Properties, Inc	5,569
124		Universal Health Realty Income Trust	8,133
1,349		Urban Edge Properties	37,111
405		Urstadt Biddle Properties, Inc (Class A)	9,765
4,998		Ventas, Inc	312,475
14,020		VEREIT, Inc	118,609
2,668		Vornado Realty Trust	278,459
2,855		Washington Prime Group, Inc	29,721
1,125		Washington REIT	36,776
1,782		Weingarten Realty Investors	63,778
5,335		Welltower, Inc	357,072
11,073		Weyerhaeuser Co	333,187
550		Whitestone REIT	7,909
1,596		WP Carey, Inc	94,308
1,622		Xenia Hotels & Resorts, Inc	31,499

		TOTAL REAL ESTATE	14,350,516

RETAILING - 4.9%
426	*	1-800-FLOWERS.COM, Inc (Class A)	4,558
1,005		Aaron’s, Inc	32,150
976		Abercrombie & Fitch Co (Class A)	11,712
1,046		Advance Auto Parts, Inc	176,900
5,958	*	Amazon.com, Inc	4,467,726
2,547		American Eagle Outfitters, Inc	38,638
122	*	America’s Car-Mart, Inc	5,338
309	*	Asbury Automotive Group, Inc	19,065
2,570	*	Ascena Retail Group, Inc	15,908
1,018	*	Autonation, Inc	49,526
439	*	AutoZone, Inc	346,718
603	*	Barnes & Noble Education, Inc	6,916
965		Barnes & Noble, Inc	10,760
2,335		Bed Bath & Beyond, Inc	94,894
4,281		Best Buy Co, Inc	182,670
334		Big 5 Sporting Goods Corp	5,795
597		Big Lots, Inc	29,975
158		Blue Nile, Inc	6,420
176	*	Boot Barn Holdings, Inc	2,204
378	e	Buckle, Inc	8,618
165	*	Build-A-Bear Workshop, Inc	2,269
1,083	*	Burlington Stores, Inc	91,784
774	*	Cabela’s, Inc	45,318

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

639		Caleres, Inc	$20,972
2,953	*	Carmax, Inc	190,144
368		Cato Corp (Class A)	11,069
2,056		Chico’s FAS, Inc	29,586
345		Children’s Place Retail Stores, Inc	34,828
243		Citi Trends, Inc	4,578
231	*,e	Container Store Group, Inc	1,467
680		Core-Mark Holding Co, Inc	29,288
1,243		CST Brands, Inc	59,850
514	*	Destination XL Group, Inc	2,185
1,351		Dick’s Sporting Goods, Inc	71,738
290	e	Dillard’s, Inc (Class A)	18,180
4,249		Dollar General Corp	314,723
3,383	*	Dollar Tree, Inc	261,100
1,032		DSW, Inc (Class A)	23,375
144	*,e	Duluth Holdings, Inc	3,658
1,598	*	Etsy, Inc	18,824
1,855		Expedia, Inc	210,134
1,044	*	Express Parent LLC	11,233
191		Finish Line, Inc (Class A)	3,593
824	*	Five Below, Inc	32,927
2,083		Foot Locker, Inc	147,664
616	*	Francesca’s Holdings Corp	11,106
543	e	Fred’s, Inc (Class A)	10,078
254	*	FTD Cos, Inc	6,055
1,573		GameStop Corp (Class A)	39,734
3,431		Gap, Inc	76,992
313	*	Genesco, Inc	19,437
2,287		Genuine Parts Co	218,500
1,054		GNC Holdings, Inc	11,636
324		Group 1 Automotive, Inc	25,253
5,868	*	Groupon, Inc	19,482
904		Guess?, Inc	10,938
270		Haverty Furniture Cos, Inc	6,399
152	*,e	Hibbett Sports, Inc	5,670
19,063		Home Depot, Inc	2,555,967
475		HSN, Inc	16,293
5,109	*,e	JC Penney Co, Inc	42,456
247	*	Kirkland’s, Inc	3,831
2,808		Kohl’s Corp	138,659
3,738		L Brands, Inc	246,110
221	*,e	Lands’ End, Inc	3,348
349	*	LCI Industries, Inc	37,605
829	*	Liberty Expedia Holdings, Inc	32,886
6,599	*	Liberty Interactive Corp	131,848
1,108	*	Liberty TripAdvisor Holdings, Inc	16,675
1,244	*	Liberty Ventures	45,866
358		Lithia Motors, Inc (Class A)	34,665
4,712	*	LKQ Corp	144,423
13,731		Lowe’s Companies, Inc	976,549
368	*,e	Lumber Liquidators, Inc	5,792
4,746		Macy’s, Inc	169,954
389	*	MarineMax, Inc	7,527
1,431	*	Michaels Cos, Inc	29,264
452		Monro Muffler, Inc	25,854
651	*	Murphy USA, Inc	40,017
6,238	*	NetFlix, Inc	772,264
1,902		Nordstrom, Inc	91,163
451		Nutri/System, Inc	15,627
9,536		Office Depot, Inc	43,103
335	*	Ollie’s Bargain Outlet Holdings, Inc	9,531
1,412	*	O’Reilly Automotive, Inc	393,115
176	*	Overstock.com, Inc	3,080
363	*,e	Party City Holdco, Inc	5,155

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

608		Penske Auto Group, Inc	$31,519
278		PetMed Express, Inc	6,413
1,303		Pier 1 Imports, Inc	11,128
758	*	Priceline.com, Inc	1,111,273
765		Rent-A-Center, Inc	8,606
677	*,e	Restoration Hardware Holdings, Inc	20,784
6,040		Ross Stores, Inc	396,224
1,981	*	Sally Beauty Holdings, Inc	52,338
188	*,e	Sears Holdings Corp	1,747
168	*	Sears Hometown and Outlet Stores, Inc	790
680	*	Select Comfort Corp	15,382
203		Shoe Carnival, Inc	5,477
541	*	Shutterfly, Inc	27,147
1,212		Signet Jewelers Ltd	114,243
297		Sonic Automotive, Inc (Class A)	6,801
571	*,e	Sportsman’s Warehouse Holdings, Inc	5,362
411	e	Stage Stores, Inc	1,796
10,025		Staples, Inc	90,726
493		Stein Mart, Inc	2,702
878		Tailored Brands, Inc	22,433
9,031		Target Corp	652,309
1,715		Tiffany & Co	132,792
482	*	Tile Shop Holdings, Inc	9,423
297	*	Tilly’s, Inc	3,917
10,075		TJX Companies, Inc	756,935
1,960		Tractor Supply Co	148,588
1,758	*	TripAdvisor, Inc	81,518
632	*	Tuesday Morning Corp	3,413
867	*	Ulta Salon Cosmetics & Fragrance, Inc	221,033
1,403	*	Urban Outfitters, Inc	39,957
409	*	Vitamin Shoppe, Inc	9,714
484	*,e	Wayfair, Inc	16,964
258	*	West Marine, Inc	2,701
1,386		Williams-Sonoma, Inc	67,069
32		Winmark Corp	4,037
314	*	Zumiez, Inc	6,861

		TOTAL RETAILING	17,747,007

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
77	*,e	Acacia Communications, Inc	4,755
605	*	Advanced Energy Industries, Inc	33,124
11,230	*	Advanced Micro Devices, Inc	127,348
302	*	Alpha & Omega Semiconductor Ltd	6,424
525	*,e	Ambarella, Inc	28,418
1,424	*	Amkor Technology, Inc	15,023
4,576		Analog Devices, Inc	332,309
16,662		Applied Materials, Inc	537,683
1,304	*	Applied Micro Circuits Corp	10,758
575	*	Axcelis Technologies, Inc	8,366
5,783		Broadcom Ltd	1,022,261
977		Brooks Automation, Inc	16,677
353		Cabot Microelectronics Corp	22,299
990	*	Cavium, Inc	61,816
293	*	Ceva, Inc	9,830
967	*	Cirrus Logic, Inc	54,674
379		Cohu, Inc	5,268
1,538	*	Cree, Inc	40,588
4,786		Cypress Semiconductor Corp	54,752
584	*	Diodes, Inc	14,991
289	*	DSP Group, Inc	3,771
2,131	*	Entegris, Inc	38,145
634	*	Exar Corp	6,835
1,170	*,e	First Solar, Inc	37,545

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,075	*	Formfactor, Inc	$12,040
642	*	GigOptix, Inc	1,618
312	*,e	Impinj, Inc	11,026
592	*	Inphi Corp	26,415
2,070	*	Integrated Device Technology, Inc	48,769
72,404		Intel Corp	2,626,093
2,022		Intersil Corp (Class A)	45,091
353		IXYS Corp	4,201
2,289		Kla-Tencor Corp	180,099
800	*	Kopin Corp	2,272
2,446		Lam Research Corp	258,616
1,835	*	Lattice Semiconductor Corp	13,506
3,645		Linear Technology Corp	227,266
336	*	MA-COM Technology Solutions	15,550
6,275		Marvell Technology Group Ltd	87,034
4,327		Maxim Integrated Products, Inc	166,892
850	*	MaxLinear, Inc	18,530
3,249		Microchip Technology, Inc	208,423
15,381	*	Micron Technology, Inc	337,152
1,806	*	Microsemi Corp	97,470
858		MKS Instruments, Inc	50,965
598		Monolithic Power Systems, Inc	48,994
364	*	Nanometrics, Inc	9,122
478	*	NeoPhotonics Corp Ltd	5,167
68		NVE Corp	4,857
7,788		Nvidia Corp	831,291
6,349	*	ON Semiconductor Corp	81,013
409	*	PDF Solutions, Inc	9,223
970	*	Photronics, Inc	10,961
425		Power Integrations, Inc	28,836
1,881	*	Qorvo, Inc	99,185
22,502		Qualcomm, Inc	1,467,130
1,707	*	Rambus, Inc	23,505
456	*	Rudolph Technologies, Inc	10,648
936	*	Semtech Corp	29,531
497	*	Sigma Designs, Inc	2,982
618	*	Silicon Laboratories, Inc	40,170
2,933		Skyworks Solutions, Inc	218,978
886	*,e	SunPower Corp	5,856
3,141		Teradyne, Inc	79,781
754		Tessera Holding Corp	33,327
15,393		Texas Instruments, Inc	1,123,227
395	*	Ultra Clean Holdings	3,832
367	*	Ultratech, Inc	8,801
603	*	Veeco Instruments, Inc	17,577
1,462	*	Versum Materials, Inc	41,038
584	*	Xcerra Corp	4,462
3,989		Xilinx, Inc	240,816

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	11,412,998

SOFTWARE & SERVICES - 11.5%
661	*	2U, Inc	19,929
670	*	A10 Networks, Inc	5,568
9,553		Accenture plc	1,118,943
1,775	*	ACI Worldwide, Inc	32,216
8,362		Activision Blizzard, Inc	301,952
552	*	Actua Corp	7,728
1,189	*	Acxiom Corp	31,865
7,437	*	Adobe Systems, Inc	765,639
2,666	*	Akamai Technologies, Inc	177,769
89	*	Alarm.com Holdings, Inc	2,477
291	*	ALJ Regional Holdings, Inc	1,277
854		Alliance Data Systems Corp	195,139
4,498	*	Alphabet, Inc (Class A)	3,564,440

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,546	*	Alphabet, Inc (Class C)	$3,508,694
273	*	Amber Road, Inc	2,479
2,323		Amdocs Ltd	135,315
370		American Software, Inc (Class A)	3,822
555	*	Angie’s List, Inc	4,568
1,337	*	Ansys, Inc	123,659
116	*,e	Appfolio, Inc	2,767
1,150	*	Aspen Technology, Inc	62,882
403	*	Atlassian Corp plc	9,704
145	*	Autobytel, Inc	1,950
3,250	*	Autodesk, Inc	240,532
6,979		Automatic Data Processing, Inc	717,302
727	*	Bankrate, Inc	8,033
335	*	Barracuda Networks, Inc	7,179
1,241	*	Bazaarvoice, Inc	6,019
169	*	Benefitfocus, Inc	5,019
303	*	Black Knight Financial Services, Inc	11,453
735		Blackbaud, Inc	47,040
841	*	Blackhawk Network Holdings, Inc	31,685
583	*	Blucora, Inc	8,599
1,759		Booz Allen Hamilton Holding Co	63,447
528	*	Bottomline Technologies, Inc	13,211
735	*	Box, Inc	10,187
460	*	Brightcove, Inc	3,703
1,807		Broadridge Financial Solutions, Inc	119,804
423	*	BroadSoft, Inc	17,449
4,577		CA, Inc	145,411
373	*	CACI International, Inc (Class A)	46,364
4,614	*	Cadence Design Systems, Inc	116,365
790	*	Callidus Software, Inc	13,272
238	*	Carbonite, Inc	3,903
692	*	Cardtronics plc	37,762
271	*	Care.com, Inc	2,322
155		Cass Information Systems, Inc	11,403
2,399		CDK Global, Inc	143,196
347	*	ChannelAdvisor Corp	4,979
289	*	Cimpress NV	26,475
2,399	*	Citrix Systems, Inc	214,255
9,291	*	Cognizant Technology Solutions Corp (Class A)	520,575
414	*	CommerceHub, Inc	6,222
207	*	CommerceHub, Inc (Series A)	3,107
592	*	Commvault Systems, Inc	30,429
2,139		Computer Sciences Corp	127,099
734	*	comScore, Inc	23,180
1,361		Convergys Corp	33,426
779	*	Cornerstone OnDemand, Inc	32,959
494	*	CoStar Group, Inc	93,114
485		CSG Systems International, Inc	23,474
2,529		CSRA, Inc	80,523
297	*	Datalink Corp	3,344
3,254	*	Dell Technologies, Inc-VMware Inc	178,872
789	*	DHI Group, Inc	4,931
110	*,e	Digimarc Corp	3,300
515		DST Systems, Inc	55,182
1,405		EarthLink Holdings Corp	7,924
16,399	*	eBay, Inc	486,886
480	e	Ebix, Inc	27,384
4,482	*	Electronic Arts, Inc	353,002
522	*	Ellie Mae, Inc	43,681
845	*,e	Endurance International Group Holdings, Inc	7,859
382	*	EnerNOC, Inc	2,292
639	*	Envestnet, Inc	22,525
739	*	EPAM Systems, Inc	47,525
781	*	Euronet Worldwide, Inc	56,568

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

941		EVERTEC, Inc	$16,703
203	*	EXA Corp	3,118
484	*	ExlService Holdings, Inc	24,413
34,377	*	Facebook, Inc	3,955,074
458		Fair Isaac Corp	54,603
4,959		Fidelity National Information Services, Inc	375,099
2,341	*	FireEye, Inc	27,858
1,418	*	First American Corp	52,225
4,841	*	First Data Corp	68,694
3,417	*	Fiserv, Inc	363,159
351	*	Five9, Inc	4,981
1,351	*	FleetCor Technologies, Inc	191,194
178		Forrester Research, Inc	7,645
2,237	*	Fortinet, Inc	67,378
1,168	*	Gartner, Inc	118,050
2,104	*	Genpact Ltd	51,211
494	*	Gigamon, Inc	22,502
2,370		Global Payments, Inc	164,502
117	*	Global Sources Ltd	1,035
359	*,e	Globant S.A.	11,973
1,606	*,e	Glu Mobile, Inc	3,116
720	*	GoDaddy, Inc	25,164
805	*,e	Gogo, Inc	7,422
1,239	*	GrubHub, Inc	46,611
399	*	GTT Communications, Inc	11,471
239	*	Guidance Software, Inc	1,692
1,120	*	Guidewire Software, Inc	55,250
476		Hackett Group, Inc	8,406
611	*	Hortonworks, Inc	5,077
443	*	HubSpot, Inc	20,821
1,106	*	IAC/InterActiveCorp	71,658
439	*	Imperva, Inc	16,858
513	*	Information Services Group, Inc	1,867
166	*	Instructure, Inc	3,245
13,469		International Business Machines Corp	2,235,719
651	*	Intralinks Holdings, Inc	8,802
3,770		Intuit, Inc	432,080
736		j2 Global, Inc	60,205
1,253		Jack Henry & Associates, Inc	111,241
661	*	Jive Software, Inc	2,875
2,118		Leidos Holdings, Inc	108,315
884	*	Limelight Networks, Inc	2,228
915	*	Lionbridge Technologies	5,307
325	*	Liquidity Services, Inc	3,169
827	*	Liveperson, Inc	6,244
385	e	LogMeIn, Inc	37,172
1,109	*	Manhattan Associates, Inc	58,810
349		Mantech International Corp (Class A)	14,745
441	*	Marchex, Inc (Class B)	1,169
14,763		MasterCard, Inc (Class A)	1,524,280
447	*,e	Match Group, Inc	7,644
1,027		MAXIMUS, Inc	57,296
650	*	MeetMe, Inc	3,205
1,645		Mentor Graphics Corp	60,684
116,032		Microsoft Corp	7,210,228
136	*	MicroStrategy, Inc (Class A)	26,846
348	*,e	MINDBODY, Inc	7,412
467	*	Mitek Systems, Inc	2,872
577	*	MobileIron, Inc	2,164
351	*	Model N, Inc	3,106
445	*	MoneyGram International, Inc	5,255
614		Monotype Imaging Holdings, Inc	12,188
81		NCI, Inc (Class A)	1,130
808	*	NeuStar, Inc (Class A)	26,987

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

339	*,e	New Relic, Inc	$9,577
949		NIC, Inc	22,681
3,449	*	Nuance Communications, Inc	51,390
223	*	Numerex Corp	1,650
45,310		Oracle Corp	1,742,170
3,395	*,e	Pandora Media, Inc	44,271
128	*	Park City Group, Inc	1,626
4,992		Paychex, Inc	303,913
676	*	Paycom Software, Inc	30,751
318	*	Paylocity Holding Corp	9,543
17,269	*	PayPal Holdings, Inc	681,607
548		Pegasystems, Inc	19,728
509	*	Perficient, Inc	8,902
221	*	PFSweb, Inc	1,879
637	*	Planet Payment, Inc	2,599
766		Progress Software Corp	24,458
616	*	Proofpoint, Inc	43,520
336	*	PROS Holdings, Inc	7,231
1,758	*	PTC, Inc	81,343
395	*	Q2 Holdings, Inc	11,396
144		QAD, Inc (Class A)	4,378
419	*	Qualys, Inc	13,261
335	*	QuinStreet, Inc	1,260
978	*	Quotient Technology, Inc	10,514
302	*	Rapid7, Inc	3,675
299	*	RealNetworks, Inc	1,453
795	*	RealPage, Inc	23,850
2,803	*	Red Hat, Inc	195,369
111		Reis, Inc	2,470
560	*	RetailMeNot, Inc	5,208
187	*	Rightside Group Ltd	1,546
906	*	RingCentral, Inc	18,664
279	*	Rosetta Stone, Inc	2,486
572	*	Rubicon Project, Inc	4,244
2,861		Sabre Corp	71,382
9,789	*	salesforce.com, Inc	670,155
329		Sapiens International Corp NV	4,718
661		Science Applications International Corp	56,053
96	*	SecureWorks Corp	1,017
2,299	*	ServiceNow, Inc	170,908
819	*	ServiceSource International LLC	4,652
309	*	Shutterstock, Inc	14,684
710	*	Silver Spring Networks, Inc	9,450
2,022	*	Splunk, Inc	103,425
256	*	SPS Commerce, Inc	17,892
797	*	Square, Inc	10,863
2,602		SS&C Technologies Holdings, Inc	74,417
252	*	Stamps.com, Inc	28,892
566	*	Sykes Enterprises, Inc	16,335
9,552		Symantec Corp	228,197
630	*	Synchronoss Technologies, Inc	24,129
2,302	*	Synopsys, Inc	135,496
543		Syntel, Inc	10,746
849	*	Tableau Software, Inc	35,785
1,280	*	Take-Two Interactive Software, Inc	63,091
496	*	Tangoe, Inc	3,908
222	*	TechTarget, Inc	1,894
397	*	TeleNav, Inc	2,799
235		TeleTech Holdings, Inc	7,168
2,058	*	Teradata Corp	55,916
1,823	*	TiVo Corp	38,101
2,459		Total System Services, Inc	120,565
1,781		Travelport Worldwide Ltd	25,112

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

821	*,e	TrueCar, Inc	$10,263
592	*	Twilio, Inc	17,079
9,865	*	Twitter, Inc	160,800
509	*	Tyler Technologies, Inc	72,670
424	*	Ultimate Software Group, Inc	77,316
686	*,e	Unisys Corp	10,256
2,297	*	Vantiv, Inc	136,947
158	*	Varonis Systems, Inc	4,234
469	*	Vasco Data Security International	6,402
774	*	Verint Systems, Inc	27,284
1,376	*,e	VeriSign, Inc	104,672
631	*,e	VirnetX Holding Corp	1,388
427	*	Virtusa Corp	10,726
29,193		Visa, Inc (Class A)	2,277,638
1,255	*,e	VMware, Inc (Class A)	98,806
575	*	WebMD Health Corp (Class A)	28,503
659	*	Website Pros, Inc	13,938
7,192		Western Union Co	156,210
596	*	WEX, Inc	66,514
1,679	*	Workday, Inc	110,965
340	*,e	Workiva, Inc	4,641
346	*	Xactly Corp	3,806
15,226		Xerox Corp	132,923
376	*	XO Group, Inc	7,313
13,268	*	Yahoo!, Inc	513,074
1,055	*	Yelp, Inc	40,227
1,214	*	Zendesk, Inc	25,737
795	*,e	Zillow Group, Inc	28,978
1,533	*,e	Zillow Group, Inc (Class C)	55,909
743	*	Zix Corp	3,670
10,999	*	Zynga, Inc	28,267

		TOTAL SOFTWARE & SERVICES	41,965,506

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
1,599	*,e	3D Systems Corp	21,251
806		Adtran, Inc	18,014
317	*	Aerohive Networks, Inc	1,807
400	*	Agilysys, Inc	4,144
4,639		Amphenol Corp (Class A)	311,741
412	*	Anixter International, Inc	33,393
83,963		Apple, Inc	9,724,595
367	*,e	Applied Optoelectronics, Inc	8,602
593	*	Arista Networks, Inc	57,385
2,915	*	ARRIS International plc	87,829
1,404	*	Arrow Electronics, Inc	100,105
470	*	Avid Technology, Inc	2,068
1,759		Avnet, Inc	83,746
720		AVX Corp	11,254
420		Badger Meter, Inc	15,519
144		Bel Fuse, Inc (Class B)	4,450
626		Belden CDT, Inc	46,806
750	*	Benchmark Electronics, Inc	22,875
226		Black Box Corp	3,446
7,193		Brocade Communications Systems, Inc	89,841
528	*	CalAmp Corp	7,656
643	*	Calix, Inc	4,951
2,466		CDW Corp	128,454
2,102	*	Ciena Corp	51,310
77,113		Cisco Systems, Inc	2,330,355
153	*,e	Clearfield, Inc	3,167
1,253		Cognex Corp	79,716
369	*	Coherent, Inc	50,695
1,980	*	CommScope Holding Co, Inc	73,656

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

234		Comtech Telecommunications Corp	$2,773
305	*	Control4 Corp	3,111
14,495		Corning, Inc	351,794
351		CPI Card Group, Inc	1,457
622	*	Cray, Inc	12,875
485		CTS Corp	10,864
548		Daktronics, Inc	5,864
936		Diebold, Inc	23,540
400	*	Digi International, Inc	5,500
782		Dolby Laboratories, Inc (Class A)	35,339
250	*	Eastman Kodak Co	3,875
702	*	EchoStar Corp (Class A)	36,076
447	*	Electro Scientific Industries, Inc	2,646
717	*	Electronics for Imaging, Inc	31,448
381		EMCORE Corp	3,315
96	*	ePlus, Inc	11,059
1,428	*	Extreme Networks, Inc	7,183
1,036	*	F5 Networks, Inc	149,930
537	*	Fabrinet	21,641
256	*	FARO Technologies, Inc	9,216
1,691	*	Finisar Corp	51,187
1,957	*,e	Fitbit, Inc	14,325
2,092		Flir Systems, Inc	75,709
1,256	*	Harmonic, Inc	6,280
1,864		Harris Corp	191,004
26,444		Hewlett Packard Enterprise Co	611,914
26,578		HP, Inc	394,417
909	*	II-VI, Inc	26,952
400	*	Immersion Corp	4,252
2,159	*	Infinera Corp	18,330
620	*	Insight Enterprises, Inc	25,073
520		InterDigital, Inc	47,502
1,144	*	InvenSense, Inc	14,632
544	*	IPG Photonics Corp	53,698
553	*	Itron, Inc	34,756
983	*	Ixia	15,826
2,873		Jabil Circuit, Inc	68,004
5,775		Juniper Networks, Inc	163,201
2,647	*	Keysight Technologies, Inc	96,801
411	*	Kimball Electronics, Inc	7,480
1,352	*	Knowles Corp	22,592
172	*	KVH Industries, Inc	2,030
279		Littelfuse, Inc	42,344
776	*	Lumentum Holdings, Inc	29,992
509	*,e	Maxwell Technologies, Inc	2,606
41		Mesa Laboratories, Inc	5,033
375		Methode Electronics, Inc	15,506
2,716		Motorola, Inc	225,129
221		MTS Systems Corp	12,531
1,360		National Instruments Corp	41,915
1,908	*	NCR Corp	77,388
4,480		NetApp, Inc	158,010
482	*	Netgear, Inc	26,197
1,579	*	Netscout Systems, Inc	49,738
953	*	Nimble Storage, Inc	7,548
497	*	Novanta, Inc	10,437
1,530	*	Oclaro, Inc	13,693
283	*	OSI Systems, Inc	21,542
1,355	*	Palo Alto Networks, Inc	169,443
291		Park Electrochemical Corp	5,427
196		PC Connection, Inc	5,506
342		Plantronics, Inc	18,728
511	*	Plexus Corp	27,614

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

926	*	Pure Storage, Inc	$10,473
553	*	Radisys Corp	2,450
267	*	Rogers Corp	20,508
1,157	*	Sanmina Corp	42,404
381	*	Scansource, Inc	15,373
1,028	*	ShoreTel, Inc	7,350
81		Silicom Ltd	3,328
704	*	Sonus Networks, Inc	4,435
751	*	Stratasys Ltd	12,422
589	*	Super Micro Computer, Inc	16,521
572	*	Synaptics, Inc	30,648
461		SYNNEX Corp	55,790
151		Systemax, Inc	1,324
538	*	Tech Data Corp	45,558
3,961	*	Trimble Navigation Ltd	119,424
1,110	*	TTM Technologies, Inc	15,129
407	*	Ubiquiti Networks, Inc	23,525
637	*	Universal Display Corp	35,863
591	*	USA Technologies, Inc	2,541
1,621	*	VeriFone Systems, Inc	28,740
682	*	Viasat, Inc	45,162
3,759	*	Viavi Solutions, Inc	30,749
1,913		Vishay Intertechnology, Inc	30,991
161	*	Vishay Precision Group, Inc	3,043
4,335		Western Digital Corp	294,563
799	*	Zebra Technologies Corp (Class A)	68,522

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	17,987,465

TELECOMMUNICATION SERVICES - 2.4%
1,358	*	8x8, Inc	19,419
94,342		AT&T, Inc	4,012,365
92		ATN International, Inc	7,372
542	*	Boingo Wireless, Inc	6,607
8,023		CenturyTel, Inc	190,787
601	*	Cincinnati Bell, Inc	13,432
635		Cogent Communications Group, Inc	26,257
862		Consolidated Communications Holdings, Inc	23,145
499	*	Fairpoint Communications, Inc	9,331
17,604	e	Frontier Communications Corp	59,502
464	*	General Communication, Inc (Class A)	9,025
5,885	*,e	Globalstar, Inc	9,298
126	*	Hawaiian Telcom Holdco, Inc	3,122
238		IDT Corp (Class B)	4,413
505		Inteliquent, Inc	11,575
1,269	*,e	Iridium Communications, Inc	12,182
4,477	*	Level 3 Communications, Inc	252,324
323	*	Lumos Networks Corp	5,045
854	*,e	NII Holdings, Inc	1,836
1,000	*	Orbcomm, Inc	8,270
184	*,e	pdvWireless, Inc	4,149
1,856	*	SBA Communications Corp (Class A)	191,651
728		Shenandoah Telecom Co	19,874
309		Spok Holdings, Inc	6,412
11,457	*	Sprint Corp	96,468
164	*,e	Straight Path Communications, Inc	5,561
1,431		Telephone & Data Systems, Inc	41,313
4,471	*	T-Mobile US, Inc	257,127
260	*	US Cellular Corp	11,367
62,516		Verizon Communications, Inc	3,337,104
2,643	*	Vonage Holdings Corp	18,105

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,408	e	Windstream Holdings, Inc	$10,321
2,522	*	Zayo Group Holdings, Inc	82,873

		TOTAL TELECOMMUNICATION SERVICES	8,767,632

TRANSPORTATION - 2.2%
102	*	Air Transport Services Group, Inc	1,628
1,907		Alaska Air Group, Inc	169,208
143		Allegiant Travel Co	23,795
94		Amerco, Inc	34,741
7,926		American Airlines Group, Inc	370,065
378		Arkansas Best Corp	10,452
363	*	Atlas Air Worldwide Holdings, Inc	18,930
1,294	*	Avis Budget Group, Inc	47,464
390	e	Celadon Group, Inc	2,788
2,198		CH Robinson Worldwide, Inc	161,025
473		Copa Holdings S.A. (Class A)	42,963
383		Costamare, Inc	2,145
185	*	Covenant Transportation Group, Inc	3,578
14,616		CSX Corp	525,153
11,792		Delta Air Lines, Inc	580,048
427	*	Echo Global Logistics, Inc	10,696
2,803		Expeditors International of Washington, Inc	148,447
3,821		FedEx Corp	711,470
255		Forward Air Corp	12,082
875	*	Genesee & Wyoming, Inc (Class A)	60,734
948	*	Hawaiian Holdings, Inc	54,036
689		Heartland Express, Inc	14,028
1,112	*	Hertz Global Holdings, Inc	23,975
505	*	Hub Group, Inc (Class A)	22,094
1,370		J.B. Hunt Transport Services, Inc	132,986
4,976	*	JetBlue Airways Corp	111,562
1,556		Kansas City Southern Industries, Inc	132,027
813	*	Kirby Corp	54,064
1,000		Knight Transportation, Inc	33,050
621		Landstar System, Inc	52,971
1,110		Macquarie Infrastructure Co LLC	90,687
319		Marten Transport Ltd	7,433
668		Matson, Inc	23,640
4,516		Norfolk Southern Corp	488,044
1,041	*	Old Dominion Freight Line	89,307
118		Park-Ohio Holdings Corp	5,027
958	*	Radiant Logistics, Inc	3,736
411	*	Roadrunner Transportation Services Holdings, Inc	4,270
808		Ryder System, Inc	60,148
483	*	Saia, Inc	21,324
835	*,e	Scorpio Bulkers, Inc	4,217
751		Skywest, Inc	27,374
9,771		Southwest Airlines Co	486,987
1,280	*	Spirit Airlines, Inc	74,061
1,357	*	Swift Transportation Co, Inc	33,057
12,920		Union Pacific Corp	1,339,546
4,838	*	United Continental Holdings, Inc	352,593
10,592		United Parcel Service, Inc (Class B)	1,214,267
122		Universal Truckload Services, Inc	1,995
139	*	USA Truck, Inc	1,211
694		Werner Enterprises, Inc	18,703
849	*	Wesco Aircraft Holdings, Inc	12,693
1,562	*	XPO Logistics, Inc	67,416
521	*	YRC Worldwide, Inc	6,919

		TOTAL TRANSPORTATION	8,002,860

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 3.1%
10,475		AES Corp	$121,719
763		Allete, Inc	48,977
3,512		Alliant Energy Corp	133,070
3,583		Ameren Corp	187,964
7,536		American Electric Power Co, Inc	474,467
543		American States Water Co	24,739
2,609		American Water Works Co, Inc	188,787
2,696		Aqua America, Inc	80,988
111		Artesian Resources Corp	3,545
1,866	*	Atlantic Power Corp	4,665
854		Atlantica Yield plc	16,525
1,523		Atmos Energy Corp	112,930
895		Avangrid, Inc	33,903
1,041		Avista Corp	41,630
814		Black Hills Corp	49,931
1,141		California Water Service Group	38,680
5,665	*	Calpine Corp	64,751
6,297		Centerpoint Energy, Inc	155,158
223		Chesapeake Utilities Corp	14,930
4,177		CMS Energy Corp	173,847
165		Connecticut Water Service, Inc	9,215
4,708		Consolidated Edison, Inc	346,885
213		Consolidated Water Co, Inc	2,311
102		Delta Natural Gas Co, Inc	2,992
9,390		Dominion Resources, Inc	719,180
2,735		DTE Energy Co	269,425
10,637		Duke Energy Corp	825,644
1,845	*	Dynegy, Inc	15,609
4,726		Edison International	340,225
906		El Paso Electric Co	42,129
875		Empire District Electric Co	29,829
2,656		Entergy Corp	195,136
4,939		Eversource Energy	272,781
13,263		Exelon Corp	470,704
1,000	*,m	Ferroglobe plc	0
6,315		FirstEnergy Corp	195,576
182		Genie Energy Ltd	1,046
133	e	Global Water Resources, Inc	1,210
3,349		Great Plains Energy, Inc	91,595
1,656		Hawaiian Electric Industries, Inc	54,764
915		Idacorp, Inc	73,703
2,855		MDU Resources Group, Inc	82,138
686		MGE Energy, Inc	44,796
240		Middlesex Water Co	10,306
1,140		National Fuel Gas Co	64,570
1,317		New Jersey Resources Corp	46,753
7,006		NextEra Energy, Inc	836,937
4,785		NiSource, Inc	105,940
419		Northwest Natural Gas Co	25,056
695		NorthWestern Corp	39,525
4,874		NRG Energy, Inc	59,755
495		NRG Yield, Inc (Class A)	7,603
926		NRG Yield, Inc (Class C)	14,631
3,173		OGE Energy Corp	106,137
836		ONE Gas, Inc	53,471
595		Ormat Technologies, Inc	31,904
489		Otter Tail Corp	19,951
1,426		Pattern Energy Group, Inc	27,080
7,650		PG&E Corp	464,890
1,744		Pinnacle West Capital Corp	136,084
1,102		PNM Resources, Inc	37,799

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY			VALUE

1,492		Portland General Electric Co			$64,648
10,454		PPL Corp			355,959
7,556		Public Service Enterprise Group, Inc			331,557
1,942		SCANA Corp			142,310
3,732		Sempra Energy			375,588
254		SJW Corp			14,219
1,083		South Jersey Industries, Inc			36,486
14,329		Southern Co			704,843
672		Southwest Gas Corp			51,489
78	e	Spark Energy, Inc			2,363
687		Spire, Inc			44,346
3,917		TerraForm Global, Inc			15,472
1,278	*	TerraForm Power, Inc			16,371
2,656		UGI Corp			122,388
205		Unitil Corp			9,295
1,283		Vectren Corp			66,908
557	*,e	Vivint Solar, Inc			1,420
4,827		WEC Energy Group, Inc			283,104
2,185		Westar Energy, Inc			123,125
775		WGL Holdings, Inc			59,117
7,657		Xcel Energy, Inc			311,640
185		York Water Co			7,067

		TOTAL UTILITIES			11,286,206

		TOTAL COMMON STOCKS (Cost $198,589,009)			360,663,071

RIGHTS / WARRANTS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	m	Forest Laboratories, Inc CVR			112
499	m	Trius Therapeutics, Inc			65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			177

SOFTWARE & SERVICES - 0.0%
299	m	Gerber Scientific, Inc			0

		TOTAL SOFTWARE & SERVICES			0

TELECOMMUNICATION SERVICES - 0.0%
710	m	Leap Wireless International, Inc			1,789

		TOTAL TELECOMMUNICATION SERVICES			1,789

		TOTAL RIGHTS / WARRANTS (Cost $1,797)			1,966

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.2%

GOVERNMENT AGENCY DEBT - 1.0%
$3,700,000	d	Federal Home Loan Bank (FHLB)	0.300%	01/03/17	3,700,000

					3,700,000

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
4,261,654	c	State Street Navigator Securities Lending Government Money Market Portfolio	$4,261,654

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,261,654

		TOTAL SHORT-TERM INVESTMENTS (Cost $7,961,592)	7,961,654

		TOTAL INVESTMENTS - 101.1% (Cost $206,552,398)	368,626,691
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(3,839,928)

		NET ASSETS - 100.0%	$364,786,763

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,086,928.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.9%

AUSTRALIA - 1.3%
65,428		BHP Billiton Ltd	$1,172,131

		TOTAL AUSTRALIA	1,172,131

BRAZIL - 0.2%
47,318		Kroton Educacional S.A.	193,249

		TOTAL BRAZIL	193,249

DENMARK - 1.5%
17,500		DSV AS	777,179
12,864	*	H Lundbeck AS	522,292
1,916		Novo Nordisk AS	68,731

		TOTAL DENMARK	1,368,202

FRANCE - 25.2%
116,908		Accor S.A.	4,355,134
2,892		BNP Paribas	184,041
56,114		Compagnie de Saint-Gobain	2,610,275
16,154		Essilor International S.A.	1,822,627
30,044		Groupe Danone	1,901,141
9,222		Renault S.A.	819,069
71,546		Schneider Electric S.A.	4,970,190
65,518		Societe Generale	3,222,621
35,836		Vinci S.A.	2,437,730

		TOTAL FRANCE	22,322,828

GERMANY - 13.9%
24,770		Adidas-Salomon AG.	3,906,679
23,586		GEA Group AG.	946,516
7,442		Henkel KGaA (Preference)	885,894
44,163		Lanxess AG.	2,891,937
22,821		Linde AG.	3,743,502

		TOTAL GERMANY	12,374,528

HONG KONG - 0.6%
34,335		Melco Crown Entertainment Ltd (ADR)	545,927

		TOTAL HONG KONG	545,927

INDIA - 10.6%
123,600		Asian Paints Ltd	1,621,321
190,842	*	Crompton Greaves Consumer Electricals Ltd	410,252
5,680		Eicher Motors Ltd	1,818,789
23,163		Emami Ltd	324,242
65,481		Havells India Ltd	329,641
142,605		HDFC Bank Ltd	2,528,400
18,754		Housing Development Finance Corp	347,810
125,767	*	IndusInd Bank Ltd	2,047,406

		TOTAL INDIA	9,427,861

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 5.6%
667,506		Banca Intesa S.p.A.	$1,690,887
190,149		Mediobanca S.p.A.	1,552,244
70,467		Moncler S.p.A	1,224,472
825,219	*	Saipem S.p.A.	461,555

		TOTAL ITALY	4,929,158

JAPAN - 16.3%
37,622		AEON Financial Service Co Ltd	666,366
594,242	*	Ishikawajima-Harima Heavy Industries Co Ltd	1,539,026
40,000		J Front Retailing Co Ltd	538,547
82,025		Komatsu Ltd	1,857,878
21,062		Konami Corp	850,025
155,800		Mitsubishi UFJ Financial Group, Inc	960,869
13,725		Murata Manufacturing Co Ltd	1,832,791
58,122		Olympus Corp	2,002,579
101,749		Sony Corp	2,843,063
20,400		Sumitomo Mitsui Financial Group, Inc	776,892
14,101		Tokio Marine Holdings, Inc	577,338

		TOTAL JAPAN	14,445,374

NETHERLANDS - 2.1%
18,927		Heineken NV	1,418,350
31,065		ING Groep NV	437,356
47		Royal Dutch Shell plc (A Shares)	1,297

		TOTAL NETHERLANDS	1,857,003

NORWAY - 1.5%
72,520		Statoil ASA	1,323,611

		TOTAL NORWAY	1,323,611

SWEDEN - 1.5%
53,764		Electrolux AB (Series B)	1,331,252

		TOTAL SWEDEN	1,331,252

SWITZERLAND - 4.6%
1,856		Burckhardt Compression Holding AG.	488,013
1,527		Geberit AG.	611,345
23,036		Swatch Group AG. (Registered)	1,405,849
5,854		Zurich Financial Services AG.	1,608,795

		TOTAL SWITZERLAND	4,114,002

TAIWAN - 1.0%
823,927		Advanced Semiconductor Engineering, Inc	839,982

		TOTAL TAIWAN	839,982

UNITED KINGDOM - 9.3%
107,341		Marks & Spencer Group plc	462,391
1,438		Rio Tinto plc	54,900
2,203,698	*	Tesco plc	5,618,982
90,202		Weir Group plc	2,096,223

		TOTAL UNITED KINGDOM	8,232,496

UNITED STATES - 1.4%
25,561	e	WisdomTree Japan Hedged Equity Fund	1,266,292

		TOTAL UNITED STATES	1,266,292

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

URUGUAY - 0.3%
45,566	*	Arcos Dorados Holdings, Inc			$246,056

		TOTAL URUGUAY			246,056

		TOTAL COMMON STOCKS (Cost $83,847,236)			85,989,952

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 1.6%
$1,400,000		Federal Home Loan Bank (FHLB)	0.300%	01/03/17	1,400,000

		TOTAL GOVERNMENT AGENCY DEBT			1,400,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
475,912	c	State Street Navigator Securities Lending Government Money Market Portfolio			475,912

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			475,912

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,875,889)			1,875,912

		TOTAL INVESTMENTS - 99.0% (Cost $85,723,125)			87,865,864
		OTHER ASSETS & LIABILITIES, NET - 1.0%			871,712

		NET ASSETS - 100.0%			$88,737,576

Abbreviations(s):
ADR	-	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $466,865.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR

December 31, 2016

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$20,482,804	23.1%
CONSUMER DISCRETIONARY	18,281,940	20.6
FINANCIALS	17,867,316	20.1
CONSUMER STAPLES	10,148,610	11.4
MATERIALS	9,483,791	10.7
HEALTH CARE	4,416,228	5.0
INFORMATION TECHNOLOGY	3,522,799	4.0
ENERGY	1,786,464	2.0
SHORT-TERM INVESTMENTS	1,875,912	2.1
OTHER ASSETS & LIABILITIES, NET	871,712	1.0

NET ASSETS	$88,737,576	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.8%

AUTOMOBILES & COMPONENTS - 0.0%
$ 48,879	i	Dealer Tire LLC	4.750%	12/22/21	$49,551

		TOTAL AUTOMOBILES & COMPONENTS			49,551

CAPITAL GOODS - 0.0%
24,625	i	CHI Overhead Doors, Inc	4.500	07/31/22	24,636
24,708	i	Plaze, Inc	5.250	07/29/22	24,739

		TOTAL CAPITAL GOODS			49,375

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
26,458	i	AECOM Technology Corp	3.770	10/15/21	26,537
58,954		Creative Artists Agency LLC	5.000	12/17/21	59,666
65,266	i	USAGM HoldCo LLC	5.500	07/28/22	65,715
13,228	i	USAGM HoldCo LLC	5.500	07/28/22	13,319

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			165,237

CONSUMER SERVICES - 0.1%
98,000	i	Jackson Hewitt Tax Service, Inc	8.000	07/30/20	93,958
98,832	i	Kindercare Education LLC	5.250	08/12/22	99,820

		TOTAL CONSUMER SERVICES			193,778

DIVERSIFIED FINANCIALS - 0.1%
97,308	i	TransUnion LLC	3.520	04/09/21	98,090

		TOTAL DIVERSIFIED FINANCIALS			98,090

ENERGY - 0.0%
15,000	i	California Resources Corp	11.375	12/31/21	16,625

		TOTAL ENERGY			16,625

FOOD, BEVERAGE & TOBACCO - 0.0%
28,105	i	Hostess Brands LLC	4.000	08/03/22	28,372

		TOTAL FOOD, BEVERAGE & TOBACCO			28,372

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
97,433	i	DaVita HealthCare Partners, Inc	3.520	06/24/21	98,261
58,626	i	Greatbatch Ltd	5.250	10/27/22	58,864
66,843	i	Quintiles IMS, Inc	3.500	03/17/21	67,225

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			224,350

MATERIALS - 0.0%
40,000	i	Solenis International LP	7.750	07/29/22	39,100

		TOTAL MATERIALS			39,100

MEDIA - 0.1%
98,500	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	99,239
49,342	i	CSC Holdings LLC	3.876	10/11/24	49,825

		TOTAL MEDIA			149,064

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 0.1%
$ 72,879	i	DTZ US Borrower LLC	4.250%	11/04/21	$73,225

		TOTAL REAL ESTATE			73,225

SOFTWARE & SERVICES - 0.1%
47,674	i	Mitchell International, Inc	4.500	10/13/20	47,664
73,682	i	ProQuest LLC	5.750	10/24/21	74,051
353	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	357
15,730	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	15,937

		TOTAL SOFTWARE & SERVICES			138,009

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
99,000	i	CommScope, Inc	3.270	12/29/22	99,841
68,605	i	Sensata Technologies BV	3.021	10/14/21	68,948
15,255	i	Zebra Technologies Corp	3.446	10/27/21	15,420

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			184,209

		TOTAL BANK LOAN OBLIGATIONS (Cost $1,393,755)			1,408,985

BONDS - 95.2%

CORPORATE BONDS - 46.2%

AUTOMOBILES & COMPONENTS - 0.8%
175,000	g	BMW US Capital LLC	2.000	04/11/21	171,595
125,000	g	BMW US Capital LLC	2.800	04/11/26	120,198
100,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	104,500
125,000		Delphi Automotive plc	3.150	11/19/20	126,905
100,000		Delphi Automotive plc	4.400	10/01/46	91,698
100,000		Ford Motor Co	4.346	12/08/26	100,905
33,000	g	Gates Global LLC	6.000	07/15/22	32,274
100,000		Goodyear Tire & Rubber Co	5.000	05/31/26	99,544
200,000	g	Hyundai Capital America	2.000	07/01/19	198,368
175,000		Magna International, Inc	3.625	06/15/24	175,917
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	154,688

		TOTAL AUTOMOBILES & COMPONENTS			1,376,592

BANKS - 6.8%
125,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	121,505
200,000		Bank of America Corp	5.300	03/15/17	201,549
300,000		Bank of America Corp	2.151	11/09/20	295,907
200,000		Bank of America Corp	3.875	08/01/25	203,097
300,000		Bank of America Corp	3.248	10/21/27	285,941
50,000		Bank of America Corp	4.750	04/21/45	50,603
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	150,191
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	224,790
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	149,159
125,000		Barclays plc	3.650	03/16/25	120,714
250,000		Branch Banking & Trust Co	2.300	10/15/18	252,443
60,000		Capital One Bank USA NA	3.375	02/15/23	59,377
650,000		Citigroup, Inc	4.125	07/25/28	641,020
100,000		Citizens Financial Group, Inc	2.375	07/28/21	97,974
250,000		Cooperatieve Rabobank UA	2.500	01/19/21	249,756
325,000		Cooperatieve Rabobank UA	3.750	07/21/26	318,119
100,000	g	Credit Agricole S.A.	2.500	04/15/19	100,512
200,000	g	DBS Group Holdings Ltd	2.246	07/16/19	201,080
75,000		Discover Bank	3.100	06/04/20	75,848
125,000		Discover Bank	3.200	08/09/21	125,620

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Export Credit Bank of Turkey	5.375%	10/24/23	$185,512
200,000	g	GTH Finance BV	7.250	04/26/23	214,404
150,000	g	HSBC Bank plc	4.125	08/12/20	157,319
375,000		HSBC Holdings plc	2.650	01/05/22	366,575
250,000		HSBC Holdings plc	3.900	05/25/26	251,348
200,000		HSBC Holdings plc	4.375	11/23/26	201,192
375,000		JPMorgan Chase & Co	2.750	06/23/20	378,131
325,000		JPMorgan Chase & Co	2.295	08/15/21	318,683
150,000		JPMorgan Chase & Co	2.700	05/18/23	146,595
350,000		JPMorgan Chase & Co	3.200	06/15/26	342,059
175,000		JPMorgan Chase & Co	2.950	10/01/26	166,781
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	95,640
80,000		KeyBank NA	2.500	12/15/19	80,792
100,000		Lloyds Banking Group plc	3.100	07/06/21	101,153
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	100,654
225,000		Manufacturers & Traders Trust Co	2.100	02/06/20	224,228
250,000		National Australia Bank Ltd	2.500	07/12/26	231,791
175,000		PNC Bank NA	2.200	01/28/19	175,861
225,000		PNC Bank NA	2.250	07/02/19	226,278
350,000		PNC Bank NA	2.600	07/21/20	352,762
150,000		PNC Bank NA	2.700	11/01/22	147,494
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	164,542
500,000		Royal Bank of Canada	1.200	09/19/17	499,329
300,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	300,032
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	75,592
150,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	149,593
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	254,553
250,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	245,705
125,000		SunTrust Banks, Inc	2.900	03/03/21	126,662
100,000		SunTrust Banks, Inc	2.750	05/01/23	97,429
250,000		Toronto-Dominion Bank	2.500	12/14/20	251,336
100,000	i	Toronto-Dominion Bank	3.625	09/15/31	98,253
200,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	186,824
200,000	g	Turkiye Is Bankasi	5.500	04/21/22	188,786
150,000		Union Bank NA	2.125	06/16/17	150,482
125,000		UnionBanCal Corp	3.500	06/18/22	127,668
370,000		US Bank NA	2.800	01/27/25	360,598
150,000		Westpac Banking Corp	2.000	08/19/21	145,477
200,000		Westpac Banking Corp	2.700	08/19/26	189,242
150,000	i	Westpac Banking Corp	4.322	11/23/31	149,689

		TOTAL BANKS			12,152,249

CAPITAL GOODS - 1.5%
100,000		Eaton Corp	4.000	11/02/32	98,442
200,000		General Dynamics Corp	2.125	08/15/26	184,469
125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	126,683
175,000		Lockheed Martin Corp	2.500	11/23/20	176,342
100,000		Lockheed Martin Corp	3.550	01/15/26	102,031
150,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	149,562
200,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	196,489
125,000		Rockwell Automation, Inc	2.050	03/01/20	124,498
100,000		Roper Technologies, Inc	3.800	12/15/26	100,623
250,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	239,944
250,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	231,038
100,000	g	Stena AB	7.000	02/01/24	88,565
100,000		Textron, Inc	3.875	03/01/25	100,426
425,000		Timken Co	3.875	09/01/24	415,962
100,000	g	TransDigm, Inc	6.375	06/15/26	102,700
150,000		United Technologies Corp	3.750	11/01/46	142,443

		TOTAL CAPITAL GOODS			2,580,217

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
$ 500,000		21st Century Fox America, Inc	3.000%	09/15/22	$497,097
50,000		21st Century Fox America, Inc	6.900	08/15/39	62,689
25,000		AECOM	5.750	10/15/22	26,425
50,000		AECOM	5.875	10/15/24	53,380
250,000		Air Lease Corp	3.875	04/01/21	256,853
125,000	g	Daimler Finance North America LLC	2.000	07/06/21	121,266
225,000	g	Daimler Finance North America LLC	2.200	10/30/21	219,660
225,000		Equifax, Inc	3.250	06/01/26	218,196
100,000	g	Herc Rentals, Inc	7.750	06/01/24	105,125
100,000		Quest Diagnostics, Inc	3.450	06/01/26	98,491
75,000		Republic Services, Inc	3.800	05/15/18	77,074
250,000		Republic Services, Inc	3.550	06/01/22	259,439
150,000		Republic Services, Inc	3.200	03/15/25	148,585
100,000		Republic Services, Inc	2.900	07/01/26	95,722
75,000		United Rentals North America, Inc	5.500	07/15/25	76,500
100,000		Waste Management, Inc	2.900	09/15/22	100,413
150,000		Waste Management, Inc	2.400	05/15/23	145,292
50,000		Waste Management, Inc	3.900	03/01/35	49,630
50,000		Waste Management, Inc	4.100	03/01/45	49,382
75,000	g	XPO Logistics, Inc	6.500	06/15/22	78,750

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,739,969

CONSUMER DURABLES & APPAREL - 0.3%
75,000		Newell Rubbermaid, Inc	3.150	04/01/21	76,264
100,000		Newell Rubbermaid, Inc	3.900	11/01/25	100,783
125,000		Newell Rubbermaid, Inc	4.200	04/01/26	130,294
100,000		PVH Corp	4.500	12/15/22	101,500
100,000		Whirlpool Corp	3.700	03/01/23	102,029

		TOTAL CONSUMER DURABLES & APPAREL			510,870

CONSUMER SERVICES - 0.2%
100,000		ADT Corp	6.250	10/15/21	108,500
100,000	g	Aramark Services, Inc	4.750	06/01/26	99,000
65,000	g	International Game Technology	5.625	02/15/20	68,575
70,000		Speedway Motorsports, Inc	5.125	02/01/23	69,825

		TOTAL CONSUMER SERVICES			345,900

DIVERSIFIED FINANCIALS - 4.3%
125,000		American Express Centurion Bank	6.000	09/13/17	128,860
100,000		American Honda Finance Corp	2.300	09/09/26	93,194
200,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	185,750
50,000		Bank of New York Mellon Corp	5.450	05/15/19	53,927
225,000	g	Bayer US Finance LLC	2.375	10/08/19	225,292
200,000	g	Bayer US Finance LLC	3.375	10/08/24	198,752
125,000		Credit Suisse	2.300	05/28/19	125,274
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	199,563
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	147,531
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	65,128
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	251,451
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	36,064
750,000		Ford Motor Credit Co LLC	2.597	11/04/19	748,524
325,000		Ford Motor Credit Co LLC	3.200	01/15/21	325,213
250,000		Ford Motor Credit Co LLC	3.336	03/18/21	251,525
275,000		Ford Motor Credit Co LLC	4.134	08/04/25	275,410
160,000		General Motors Financial Co, Inc	3.500	07/10/19	162,851
100,000		General Motors Financial Co, Inc	3.200	07/13/20	100,231
225,000		General Motors Financial Co, Inc	4.200	03/01/21	231,325

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000		General Motors Financial Co, Inc	3.200%	07/06/21	$297,232
40,000		General Motors Financial Co, Inc	4.375	09/25/21	41,455
125,000		General Motors Financial Co, Inc	3.700	05/09/23	122,866
100,000		General Motors Financial Co, Inc	4.000	10/06/26	96,074
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	295,634
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	130,979
100,000		Goldman Sachs Group, Inc	4.750	10/21/45	105,229
200,000	g	GrupoSura Finance S.A.	5.500	04/29/26	204,800
200,000	g	ICICI Bank Ltd	4.000	03/18/26	194,094
100,000		International Lease Finance Corp	5.875	08/15/22	108,500
100,000		Legg Mason, Inc	2.700	07/15/19	100,668
100,000		Legg Mason, Inc	3.950	07/15/24	100,241
200,000	g	LUKOIL International Finance BV	4.750	11/02/26	200,095
325,000		Morgan Stanley	1.875	01/05/18	325,461
450,000		Morgan Stanley	3.125	07/27/26	429,280
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	57,651
150,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	149,954
200,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	194,184
750,000		Wells Fargo & Co	2.100	07/26/21	729,118

		TOTAL DIVERSIFIED FINANCIALS			7,689,380

ENERGY - 3.6%
175,000		Anadarko Petroleum Corp	4.850	03/15/21	187,492
100,000		Anadarko Petroleum Corp	5.550	03/15/26	111,780
50,000		Apache Corp	3.250	04/15/22	50,735
50,000		Apache Corp	4.750	04/15/43	51,406
25,000		Apache Corp	4.250	01/15/44	24,597
250,000		BP Capital Markets plc	1.375	05/10/18	249,192
300,000		BP Capital Markets plc	2.315	02/13/20	299,851
12,000		California Resources Corp	5.000	01/15/20	9,870
80,000		Canadian Natural Resources Ltd	3.900	02/01/25	80,233
10,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	10,825
192,000		Cimarex Energy Co	4.375	06/01/24	199,447
150,000		Concho Resources, Inc	5.500	04/01/23	155,445
200,000		Devon Energy Corp	5.000	06/15/45	196,102
50,000		Ecopetrol S.A.	5.875	09/18/23	52,925
250,000		Ecopetrol S.A.	5.375	06/26/26	248,750
25,000		Enbridge Energy Partners LP	5.200	03/15/20	26,606
100,000		Enbridge Energy Partners LP	4.375	10/15/20	104,321
150,000		Enbridge Energy Partners LP	5.875	10/15/25	167,031
100,000		EnCana Corp	3.900	11/15/21	100,718
200,000		Enterprise Products Operating LLC	3.750	02/15/25	202,961
250,000		Enterprise Products Operating LLC	5.100	02/15/45	263,170
100,000		EOG Resources, Inc	4.150	01/15/26	104,509
25,000		EP Energy LLC	6.375	06/15/23	19,750
75,000		Exterran Partners LP	6.000	10/01/22	72,750
200,000		Exxon Mobil Corp	2.222	03/01/21	199,950
50,000		Ferrellgas Partners LP	6.750	01/15/22	49,500
100,000		Husky Energy, Inc	3.950	04/15/22	103,781
100,000		Magellan Midstream Partners LP	4.250	09/15/46	93,766
150,000		Marathon Oil Corp	2.700	06/01/20	150,115
100,000		Marathon Petroleum Corp	3.625	09/15/24	98,640
52,000		Noble Energy, Inc	5.625	05/01/21	54,206
25,000		Noble Energy, Inc	5.250	11/15/43	25,420
200,000		ONE Gas, Inc	2.070	02/01/19	200,461
100,000		ONE Gas, Inc	3.610	02/01/24	101,898
125,000		Petrobras Global Finance BV	4.875	03/17/20	123,588
50,000	g	Petroleos Mexicanos	5.500	02/04/19	51,795
100,000		Petroleos Mexicanos	3.500	07/23/20	97,875
75,000	g	Petroleos Mexicanos	6.375	02/04/21	79,875
150,000		Petroleos Mexicanos	3.500	01/30/23	137,700

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 80,000		Petroleos Mexicanos	4.250%	01/15/25	$73,552
150,000	g	Petroleos Mexicanos	6.875	08/04/26	158,250
125,000	g	Petroleos Mexicanos	6.500	03/13/27	128,938
40,000		Petroleos Mexicanos	5.500	06/27/44	33,288
75,000		Phillips 66	4.875	11/15/44	79,054
45,000		Pioneer Natural Resources Co	7.500	01/15/20	51,125
150,000		Pioneer Natural Resources Co	3.450	01/15/21	153,162
125,000		Pioneer Natural Resources Co	4.450	01/15/26	132,270
100,000		Plains All American Pipeline LP	4.500	12/15/26	101,300
39,000		Plains All American Pipeline LP	4.900	02/15/45	35,963
32,000		Questar Market Resources, Inc	6.875	03/01/21	34,000
75,000		Shell International Finance BV	2.375	08/21/22	73,575
75,000		Shell International Finance BV	4.000	05/10/46	71,569
100,000		Statoil ASA	1.200	01/17/18	99,708
200,000		Statoil ASA	2.450	01/17/23	195,028
10,000		Tesoro Logistics LP	6.125	10/15/21	10,500
10,000		Tesoro Logistics LP	6.375	05/01/24	10,700
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	119,020
200,000	g	Ultrapar International S.A.	5.250	10/06/26	195,980
50,000		Vale Overseas Ltd	4.375	01/11/22	49,125
25,000		Vale Overseas Ltd	6.875	11/21/36	24,625

		TOTAL ENERGY			6,389,768

FOOD & STAPLES RETAILING - 1.5%
100,000	g	Albertsons Cos LLC	6.625	06/15/24	104,250
200,000	g	CK Hutchison International 16 Ltd	2.750	10/03/26	185,603
400,000		CVS Health Corp	2.800	07/20/20	405,784
275,000		CVS Health Corp	2.125	06/01/21	270,188
421,000		CVS Health Corp	3.875	07/20/25	433,743
275,000		CVS Health Corp	2.875	06/01/26	261,732
140,000		Ingles Markets, Inc	5.750	06/15/23	143,850
100,000		SYSCO Corp	2.500	07/15/21	98,843
225,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	227,876
125,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	124,105
250,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	254,138
100,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	98,018
100,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	101,277

		TOTAL FOOD & STAPLES RETAILING			2,709,407

FOOD, BEVERAGE & TOBACCO - 1.1%
250,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	251,147
425,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	430,792
200,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	214,747
150,000		Anheuser-Busch InBev Worldwide, Inc	3.750	01/15/22	156,413
100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	108,748
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	101,174
100,000		PepsiCo, Inc	2.375	10/06/26	94,499
275,000		PepsiCo, Inc	3.450	10/06/46	249,965
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	35,517
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	182,920
100,000	g	Pernod-Ricard S.A.	3.250	06/08/26	95,813

		TOTAL FOOD, BEVERAGE & TOBACCO			1,921,735

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
100,000		Covidien International Finance S.A.	3.200	06/15/22	102,290
100,000		Express Scripts Holding Co	3.900	02/15/22	103,911
275,000		Express Scripts Holding Co	3.400	03/01/27	257,254
15,000		HCA, Inc	6.500	02/15/20	16,410
150,000		HCA, Inc	5.875	03/15/22	161,625
30,000	g	LifePoint Health, Inc	5.375	05/01/24	29,385

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		Medtronic, Inc	3.500%	03/15/25	$205,676
200,000		Medtronic, Inc	4.625	03/15/45	215,850
100,000		St. Jude Medical, Inc	3.875	09/15/25	100,614
125,000		Stryker Corp	2.625	03/15/21	125,379
100,000		Stryker Corp	3.375	11/01/25	99,228
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	100,724
100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	101,496
125,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	124,999
100,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	94,172
105,000		Zimmer Holdings, Inc	3.550	04/01/25	102,137

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,941,150

INSURANCE - 2.1%
100,000		ACE INA Holdings, Inc	3.350	05/03/26	101,147
125,000		Aetna, Inc	1.500	11/15/17	124,892
100,000		Allstate Corp	3.150	06/15/23	101,153
100,000		Allstate Corp	4.500	06/15/43	105,855
100,000		American Financial Group, Inc	3.500	08/15/26	95,638
200,000		American International Group, Inc	2.300	07/16/19	200,859
400,000		American International Group, Inc	3.900	04/01/26	406,472
100,000		Aon plc	3.875	12/15/25	101,792
200,000		Children’s Hospital Medic	4.268	05/15/44	198,199
100,000		Chubb Corp	6.000	05/11/37	124,539
20,000		Cigna Corp	5.125	06/15/20	21,653
100,000		Cigna Corp	4.500	03/15/21	106,201
125,000		Cigna Corp	3.250	04/15/25	121,584
100,000	g	Five Corners Funding Trust	4.419	11/15/23	105,602
175,000	g	Metropolitan Life Global Funding I	1.950	09/15/21	169,969
100,000		Principal Financial Group, Inc	3.100	11/15/26	96,507
100,000		Principal Financial Group, Inc	4.300	11/15/46	97,776
100,000	g	Prudential Funding LLC	6.750	09/15/23	117,759
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	98,517
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	121,835
25,000		Travelers Cos, Inc	5.800	05/15/18	26,369
100,000		Travelers Cos, Inc	3.750	05/15/46	94,158
150,000		UnitedHealth Group, Inc	3.750	07/15/25	155,079
100,000		UnitedHealth Group, Inc	3.450	01/15/27	101,477
275,000		UnitedHealth Group, Inc	4.750	07/15/45	302,337
250,000		WellPoint, Inc	3.125	05/15/22	249,865
150,000		WellPoint, Inc	4.625	05/15/42	150,438
25,000		WR Berkley Corp	5.375	09/15/20	26,771

		TOTAL INSURANCE			3,724,443

MATERIALS - 1.6%
200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	191,855
200,000	g	Air Liquide Finance S.A.	2.500	09/27/26	187,449
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	37,223
52,000		Barrick Gold Corp	4.100	05/01/23	53,290
25,000		Berry Plastics Corp	6.000	10/15/22	26,437
50,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	55,742
50,000		Blue Cube Spinco, Inc	9.750	10/15/23	59,500
50,000		Blue Cube Spinco, Inc	10.000	10/15/25	60,375
200,000	g	Cemex SAB de C.V.	7.750	04/16/26	221,500
100,000		Corning, Inc	1.450	11/15/17	99,920
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	202,765
105,000		Crown Americas LLC	4.500	01/15/23	107,100
76,000		Eastman Chemical Co	3.800	03/15/25	76,550
200,000	g	Georgia-Pacific LLC	2.539	11/15/19	201,657
125,000	g	Glencore Funding LLC	4.125	05/30/23	125,792
125,000	g	Glencore Funding LLC	4.625	04/29/24	127,670
14,000		Hexion US Finance Corp	8.875	02/01/18	13,930

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Hexion US Finance Corp	6.625%	04/15/20	$44,250
200,000	g	Klabin Finance S.A.	5.250	07/16/24	190,000
50,000		Newmont Mining Corp	4.875	03/15/42	46,831
125,000		Nucor Corp	4.000	08/01/23	131,268
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	83,400
150,000		Packaging Corp of America	3.650	09/15/24	150,438
70,000	g	Sealed Air Corp	5.250	04/01/23	72,625
25,000		Steel Dynamics, Inc	5.125	10/01/21	26,073
100,000		Teck Resources Ltd	3.750	02/01/23	94,500
45,000	g	Univar, Inc	6.750	07/15/23	46,462
100,000	g	Xstrata Finance Canada Ltd	5.550	10/25/42	96,084

		TOTAL MATERIALS			2,830,686

MEDIA - 1.9%
100,000		AMC Entertainment, Inc	5.875	02/15/22	104,625
150,000		CBS Corp	2.300	08/15/19	150,433
100,000		CBS Corp	2.900	01/15/27	92,615
250,000		Charter Communications Operating LLC	3.579	07/23/20	254,882
175,000		Charter Communications Operating LLC	4.464	07/23/22	182,694
325,000		Charter Communications Operating LLC	4.908	07/23/25	342,101
75,000		Cinemark USA, Inc	4.875	06/01/23	75,937
475,000		Comcast Corp	4.250	01/15/33	493,601
50,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	54,000
15,000	g	Gannett Co, Inc	4.875	09/15/21	15,262
80,000	g	Gannett Co, Inc	5.500	09/15/24	80,800
200,000		Grupo Televisa SAB	4.625	01/30/26	202,303
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	100,103
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	125,402
50,000	g	Nielsen Finance LLC	5.000	04/15/22	50,875
50,000		Outfront Media Capital LLC	5.250	02/15/22	51,875
50,000	g	Sirius XM Radio, Inc	5.375	07/15/26	48,875
75,000		Time Warner Cable, Inc	5.875	11/15/40	79,855
450,000		Time Warner, Inc	2.100	06/01/19	450,103
100,000		Time Warner, Inc	3.800	02/15/27	99,122
104,000	g	Time, Inc	5.750	04/15/22	107,640
100,000		Viacom, Inc	2.250	02/04/22	93,879
100,000		Viacom, Inc	3.450	10/04/26	92,283
25,000		Viacom, Inc	5.850	09/01/43	24,460

		TOTAL MEDIA			3,373,725

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.4%
200,000		Abbott Laboratories	3.750	11/30/26	198,510
100,000		Abbott Laboratories	5.300	05/27/40	106,918
425,000		AbbVie, Inc	2.500	05/14/20	424,868
250,000		AbbVie, Inc	3.200	05/14/26	237,510
550,000		Actavis Funding SCS	3.800	03/15/25	549,945
100,000		Actavis Funding SCS	4.550	03/15/35	98,829
100,000		Amgen, Inc	1.850	08/19/21	96,256
150,000		Amgen, Inc	2.600	08/19/26	137,750
150,000		Biogen, Inc	2.900	09/15/20	151,800
175,000		Celgene Corp	2.875	08/15/20	176,875
250,000		Celgene Corp	3.875	08/15/25	253,249
250,000		Gilead Sciences, Inc	3.650	03/01/26	253,134
150,000		Gilead Sciences, Inc	2.950	03/01/27	143,332
100,000		Johnson & Johnson	2.450	03/01/26	95,502
100,000	g	Mylan NV	3.750	12/15/20	100,901
100,000	g	Mylan NV	3.950	06/15/26	93,453
75,000		Mylan, Inc	2.550	03/28/19	74,810
250,000		Novartis Capital Corp	4.000	11/20/45	251,767
100,000		Perrigo Finance plc	4.900	12/15/44	91,686
225,000		Pfizer, Inc	3.000	12/15/26	221,887

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Pfizer, Inc	4.125%	12/15/46	$152,263
200,000	g	Roche Holdings, Inc	2.375	01/28/27	186,876
100,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	92,054
100,000		Zoetis, Inc	3.450	11/13/20	102,559

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,292,734

REAL ESTATE - 2.6%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	99,409
200,000		American Tower Corp	3.300	02/15/21	202,116
50,000		American Tower Corp	3.500	01/31/23	50,099
50,000		American Tower Corp	4.400	02/15/26	51,024
75,000		American Tower Corp	3.375	10/15/26	70,896
100,000		AvalonBay Communities, Inc	2.900	10/15/26	94,491
100,000		AvalonBay Communities, Inc	3.900	10/15/46	92,637
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	147,820
100,000		Brixmor Operating Partnership LP	3.875	08/15/22	101,838
125,000		Brixmor Operating Partnership LP	3.250	09/15/23	121,047
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	196,696
100,000		Brixmor Operating Partnership LP	4.125	06/15/26	99,556
35,000		Camden Property Trust	4.625	06/15/21	37,339
100,000		Camden Property Trust	2.950	12/15/22	97,799
100,000		Crown Castle International Corp	2.250	09/01/21	96,654
110,000		Crown Castle International Corp	4.875	04/15/22	117,128
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	101,399
100,000		DDR Corp	3.625	02/01/25	96,614
75,000		DDR Corp	4.250	02/01/26	75,318
100,000		Developers Diversified Realty Corp	4.750	04/15/18	102,832
40,000		Developers Diversified Realty Corp	7.875	09/01/20	46,549
100,000		Duke Realty LP	3.250	06/30/26	96,567
100,000		Equity One, Inc	3.750	11/15/22	102,024
75,000		Essex Portfolio LP	3.375	01/15/23	75,002
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,455
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	99,542
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	172,336
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	99,762
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	119,279
100,000		Host Hotels & Resorts LP	4.500	02/01/26	101,148
100,000		Kimco Realty Corp	3.400	11/01/22	101,367
100,000		Liberty Property LP	3.250	10/01/26	95,616
100,000		Mid-America Apartments LP	4.300	10/15/23	104,204
125,000		Mid-America Apartments LP	3.750	06/15/24	125,221
50,000		National Retail Properties, Inc	3.800	10/15/22	51,557
100,000		National Retail Properties, Inc	3.300	04/15/23	99,312
100,000		National Retail Properties, Inc	4.000	11/15/25	101,810
150,000		Regency Centers LP	3.900	11/01/25	151,722
50,000		Weingarten Realty Investors	3.375	10/15/22	49,801
100,000		Weingarten Realty Investors	3.500	04/15/23	99,483
100,000		Weingarten Realty Investors	4.450	01/15/24	104,207
100,000		Weingarten Realty Investors	3.850	06/01/25	99,627
100,000		Weingarten Realty Investors	3.250	08/15/26	94,198
325,000		Welltower, Inc	4.000	06/01/25	331,727

		TOTAL REAL ESTATE			4,602,228

RETAILING - 1.7%
100,000	g	Argos Merger Sub, Inc	7.125	03/15/23	102,000
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	25,562
100,000		AutoNation, Inc	3.350	01/15/21	100,405
300,000		AutoZone, Inc	2.500	04/15/21	296,374
100,000		AutoZone, Inc	3.250	04/15/25	98,015
15,000		Dollar Tree, Inc	5.750	03/01/23	15,882
200,000		Home Depot, Inc	2.000	04/01/21	198,239

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Home Depot, Inc	3.350%	09/15/25	$153,678
100,000		Home Depot, Inc	3.000	04/01/26	99,662
250,000		Home Depot, Inc	2.125	09/15/26	230,238
100,000		Home Depot, Inc	3.500	09/15/56	87,317
75,000		L Brands, Inc	6.875	11/01/35	76,500
75,000		L Brands, Inc	6.750	07/01/36	75,937
125,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	111,579
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	68,600
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	37,531
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	749,375
125,000	g	Rolls-Royce plc	2.375	10/14/20	123,854
100,000	g	Rolls-Royce plc	3.625	10/14/25	99,951
100,000		Target Corp	2.500	04/15/26	95,262
125,000		Target Corp	3.625	04/15/46	115,900

		TOTAL RETAILING			2,961,861

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
75,000	g	NXP BV	4.625	06/01/23	78,750

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			78,750

SOFTWARE & SERVICES - 1.4%
100,000	g	Activision Blizzard, Inc	2.300	09/15/21	97,493
100,000	g	Activision Blizzard, Inc	3.400	09/15/26	94,772
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,202,257
425,000		Microsoft Corp	2.400	08/08/26	401,109
100,000		NCR Corp	5.875	12/15/21	104,750
50,000	g	Open Text Corp	5.625	01/15/23	52,125
50,000	g	Open Text Corp	5.875	06/01/26	52,750
225,000		Oracle Corp	1.900	09/15/21	219,659
225,000		Oracle Corp	2.650	07/15/26	213,248
25,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	25,906

		TOTAL SOFTWARE & SERVICES			2,464,069

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
250,000		Alphabet, Inc	1.998	08/15/26	229,103
200,000		Amphenol Corp	3.125	09/15/21	202,909
250,000		Cisco Systems, Inc	1.850	09/20/21	243,828
75,000	g	CommScope, Inc	5.000	06/15/21	77,250
75,000	g	CommScope, Inc	5.500	06/15/24	77,625
100,000	g	Diamond Finance Corp	3.480	06/01/19	102,055
225,000	g	Diamond Finance Corp	4.420	06/15/21	232,621
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	100,944
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	154,204
$100,000		Tyco Electronics Group S.A.	3.700%	02/15/26	101,942

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,522,481

TELECOMMUNICATION SERVICES - 2.2%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	200,905
125,000		AT&T, Inc	1.400	12/01/17	124,717
225,000		AT&T, Inc	2.450	06/30/20	223,274
150,000		AT&T, Inc	2.625	12/01/22	143,656
175,000		AT&T, Inc	4.450	04/01/24	182,227
125,000		AT&T, Inc	3.400	05/15/25	120,320
300,000		AT&T, Inc	4.500	05/15/35	289,408
100,000		AT&T, Inc	4.750	05/15/46	94,561
200,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	209,254
200,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	192,533
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	146,772
250,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	252,685
50,000		Orange S.A.	5.500	02/06/44	57,325

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		T-Mobile USA, Inc	6.731%	04/28/22	$104,500
50,000		T-Mobile USA, Inc	6.375	03/01/25	53,438
675,000		Verizon Communications, Inc	3.450	03/15/21	696,292
400,000		Verizon Communications, Inc	4.150	03/15/24	417,533
258,000		Verizon Communications, Inc	4.272	01/15/36	246,547
100,000		Verizon Communications, Inc	4.125	08/15/46	90,319

		TOTAL TELECOMMUNICATION SERVICES			3,846,266

TRANSPORTATION - 1.3%
165,000	g	Asciano Finance Ltd	5.000	04/07/18	169,499
225,000		Canadian Pacific Railway Co	2.900	02/01/25	220,243
125,000		CSX Corp	3.800	11/01/46	115,637
125,000	g	ERAC USA Finance LLC	2.600	12/01/21	122,894
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	100,094
125,000		FedEx Corp	3.250	04/01/26	123,963
221,000		GATX Corp	1.250	03/04/17	220,939
200,000		GATX Corp	2.500	07/30/19	200,216
200,000		GATX Corp	5.200	03/15/44	197,553
400,000		Kansas City Southern	2.350	05/15/20	394,947
100,000		Kansas City Southern	4.950	08/15/45	101,279
250,000	g	TTX Co	3.600	01/15/25	249,244
100,000		United Parcel Service, Inc	2.400	11/15/26	94,661

		TOTAL TRANSPORTATION			2,311,169

UTILITIES - 5.4%
100,000	g	AEP Transmission Co LLC	3.100	12/01/26	98,336
100,000	g	AEP Transmission Co LLC	4.000	12/01/46	98,984
8,000	i	AES Corp	3.931	06/01/19	8,000
100,000		AES Corp	4.875	05/15/23	98,770
200,000		AGL Capital Corp	3.875	11/15/25	204,773
100,000		Alabama Power Co	4.150	08/15/44	100,295
100,000		American Water Capital Corp	3.000	12/01/26	98,145
100,000		American Water Capital Corp	4.000	12/01/46	100,201
75,000		Atmos Energy Corp	8.500	03/15/19	85,252
200,000		Black Hills Corp	4.250	11/30/23	210,388
100,000		Black Hills Corp	3.150	01/15/27	95,546
200,000		Carolina Power & Light Co	5.300	01/15/19	213,706
100,000		CMS Energy Corp	3.600	11/15/25	101,094
25,000		Connecticut Light & Power Co	5.500	02/01/19	26,802
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	158,731
125,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	119,012
100,000		Consolidated Edison, Inc	2.000	05/15/21	97,646
125,000		Dominion Gas Holdings LLC	4.600	12/15/44	124,130
100,000		Dominion Resources, Inc	2.000	08/15/21	96,887
125,000		Dominion Resources, Inc	2.850	08/15/26	117,029
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,024
100,000		Duke Energy Corp	1.800	09/01/21	96,239
150,000		Duke Energy Corp	2.650	09/01/26	139,785
100,000		Duke Energy Corp	3.750	09/01/46	89,830
300,000	g	Electricite de France S.A.	2.350	10/13/20	296,903
300,000	g	Electricite de France S.A.	3.625	10/13/25	298,862
150,000	g,i	Electricite de France S.A.	5.625	12/30/49	142,125
150,000		Energy Transfer Partners LP	4.750	01/15/26	154,874
100,000		Energy Transfer Partners LP	5.150	03/15/45	95,736
200,000		Enersis Americas S.A.	4.000	10/25/26	191,002
100,000		EnLink Midstream Partners LP	4.850	07/15/26	100,737
100,000		Entergy Corp	2.950	09/01/26	93,403
200,000	g	Equate Petrochemical BV	3.000	03/03/22	190,381
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	155,013
150,000	g	Fortis, Inc	3.055	10/04/26	140,079
50,000		Indiana Michigan Power Co	7.000	03/15/19	55,083

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		Integrys Energy Group, Inc	4.170%	11/01/20	$26,117
100,000		Interstate Power & Light Co	3.700	09/15/46	91,798
200,000		Kinder Morgan, Inc	5.000	03/01/43	192,512
100,000		LG&E and KU Energy LLC	3.750	11/15/20	103,931
200,000	g	Listrindo Capital BV	4.950	09/14/26	194,745
100,000		MidAmerican Energy Co	4.250	05/01/46	102,779
80,000		MPLX LP	4.000	02/15/25	77,663
50,000		NiSource Finance Corp	4.800	02/15/44	52,540
100,000		Northeast Utilities	1.450	05/01/18	99,657
100,000		NRG Energy, Inc	6.250	05/01/24	97,250
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	125,203
125,000		Pacific Gas & Electric Co	4.250	03/15/46	126,767
100,000		Pacific Gas & Electric Co	4.000	12/01/46	98,410
200,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	204,808
100,000		Phillips 66 Partners LP	3.550	10/01/26	96,634
100,000		Phillips 66 Partners LP	4.900	10/01/46	95,847
300,000		PPL Capital Funding, Inc	4.200	06/15/22	315,859
100,000		PPL Capital Funding, Inc	3.100	05/15/26	95,528
250,000		PPL Electric Utilities Corp	3.000	09/15/21	253,519
50,000		Progress Energy, Inc	7.050	03/15/19	55,251
80,000		Public Service Co of Colorado	4.750	08/15/41	88,133
100,000		Public Service Co of Oklahoma	5.150	12/01/19	107,480
100,000		Public Service Electric & Gas Co	3.800	03/01/46	96,840
125,000		Sempra Energy	2.875	10/01/22	123,665
300,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	279,954
125,000		Southern Co	4.400	07/01/46	123,389
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	92,338
150,000		Southern Power Co	2.500	12/15/21	146,752
150,000		Southern Power Co	4.150	12/01/25	155,246
150,000		Spectra Energy Partners LP	4.500	03/15/45	142,353
200,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	187,640
100,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	101,652
55,000		Virginia Electric & Power Co	2.950	01/15/22	55,702
100,000		Virginia Electric & Power Co	4.000	11/15/46	99,483
100,000		Western Gas Partners LP	4.000	07/01/22	101,530
100,000		Western Gas Partners LP	3.950	06/01/25	98,477
200,000		Western Gas Partners LP	4.650	07/01/26	206,797
75,000		Williams Partners LP	3.600	03/15/22	75,323
100,000		Williams Partners LP	4.500	11/15/23	102,616
75,000		Williams Partners LP	4.900	01/15/45	69,190
100,000		Xcel Energy, Inc	3.350	12/01/26	99,934
35,000		Xcel Energy, Inc	4.800	09/15/41	37,225

		TOTAL UTILITIES			9,608,340

		TOTAL CORPORATE BONDS (Cost $81,950,841)			81,973,989

GOVERNMENT BONDS - 36.4%

AGENCY SECURITIES - 0.3%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	406,047
93,750		Totem Ocean Trailer Express, Inc	4.514	12/18/19	97,360

		TOTAL AGENCY SECURITIES			503,407

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 3.6%
$ 150,000	g	Argentine Republic Government International Bond	7.500%	04/22/26	$157,500
200,000	g	Bermuda Government International Bond	3.717	01/25/27	189,000
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	103,543
$ 100,000		Brazilian Government International Bond	2.625	01/05/23	89,000
25,000		Brazilian Government International Bond	7.125	01/20/37	26,062
150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	148,984
250,000		Canada Government International Bond	0.875	02/14/17	250,012
200,000		Colombia Government International Bond	2.625	03/15/23	188,500
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	185,412
150,000	g	Croatia Government International Bond	6.375	03/24/21	163,369
DOP 4,500,000	g	Dominican Republic International Bond	10.000	01/05/17	97,096
$ 200,000	g	Ecuador Government International Bond	10.750	03/28/22	217,000
100,000		European Investment Bank	4.875	02/15/36	124,252
250,000	g	Guatemala Government International Bond	4.500	05/03/26	240,625
100,000		Hungary Government International Bond	5.750	11/22/23	110,719
150,000		Jamaica Government International Bond	8.000	03/15/39	165,832
800,000		Japan Bank for International Cooperation	2.375	04/20/26	767,573
200,000	g,i	Kommunalbanken AS.	1.091	02/20/18	200,264
250,000	g	Korea Housing Finance Corp	2.000	10/11/21	238,546
100,000		Mexico Government International Bond	4.000	10/02/23	100,230
200,000		Mexico Government International Bond	4.350	01/15/47	171,500
200,000	g	Namibia Government International Bond	5.250	10/29/25	195,410
275,000		Peruvian Government International Bond	4.125	08/25/27	285,656
200,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	206,000
200,000	g	Republic of Angola	9.500	11/12/25	192,661
200,000	g	Republic of Ghana	7.875	08/07/23	196,154
200,000	g	Russian Foreign Bond - Eurobond	4.750	05/27/26	204,128
200,000	g	Saudi Government International Bond	3.250	10/26/26	189,284
200,000		South Africa Government International Bond	5.000	10/12/46	185,100
200,000	g	Sri Lanka Government International Bond	5.750	01/18/22	196,402
50,000		Turkey Government International Bond	6.875	03/17/36	51,404
200,000		Turkey Government International Bond	6.625	02/17/45	198,870
125,000		Uruguay Government International Bond	4.375	10/27/27	125,319
70,000		Uruguay Government International Bond	5.100	06/18/50	63,000
200,000	g	Zambia Government International Bond	8.970	07/30/27	197,500

		TOTAL FOREIGN GOVERNMENT BONDS			6,421,907

MORTGAGE BACKED - 19.7%
297,529		Federal Home Loan Mortgage Corp (FHLMC)	3.000	12/15/41	302,563
665,982		FHLMC	3.500	07/15/46	138,106
1,577		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33	1,781
112,010		FGLMC	6.000	11/01/33	129,718
18,936		FGLMC	5.000	05/01/34	20,764
12,051		FGLMC	6.000	09/01/34	13,739
6,681		FGLMC	6.000	04/01/35	7,546
4,070		FGLMC	5.000	02/01/36	4,443
199		FGLMC	6.500	05/01/36	224
30,337		FGLMC	6.000	08/01/37	34,802
7,127		FGLMC	6.500	09/01/37	8,049
6,860		FGLMC	6.500	11/01/37	7,788
25,688		FGLMC	5.000	04/01/38	28,272
3,673		FGLMC	6.500	05/01/38	4,148
4,617		FGLMC	5.500	01/01/39	5,116
20,048		FGLMC	5.000	07/01/39	21,846
34,492		FGLMC	5.000	01/01/40	37,589
431,191		FGLMC	3.500	04/01/45	443,398
2,198,462		FGLMC	3.500	10/01/45	2,258,299
778,896		FGLMC	4.000	12/01/45	823,301
97,468	h	FGLMC	3.500	08/01/46	100,151
58,768		Federal National Mortgage Association (FNMA)	6.000	08/01/21	62,902

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,764		FNMA	5.500%	09/01/24	$1,960
140,868		FNMA	3.500	01/01/26	146,974
1,000,000	h	FNMA	3.000	01/25/32	1,025,800
1,000,000	h	FNMA	2.500	02/25/32	1,000,006
1,000,000	h	FNMA	3.000	02/25/32	1,025,331
1,000,000	h	FNMA	3.500	02/25/32	1,040,094
305,810		FNMA	3.500	06/01/32	319,100
11,931		FNMA	6.500	07/01/32	13,907
281,472		FNMA	5.500	03/01/34	315,719
20,096		FNMA	6.500	02/01/35	22,735
233,381		FNMA	5.000	05/01/35	255,168
7,707		FNMA	7.500	07/01/35	7,775
323,641		FNMA	5.000	02/01/36	353,357
5,124		FNMA	6.500	09/01/36	5,797
12,584		FNMA	7.000	02/01/37	13,415
23,061		FNMA	7.000	04/01/37	27,320
2,598		FNMA	6.500	08/01/37	2,939
2,919		FNMA	7.000	11/01/37	3,118
1,141		FNMA	6.500	02/01/38	1,291
1,347		FNMA	6.500	03/01/38	1,524
76,056		FNMA	6.500	07/01/39	86,047
247,961		FNMA	4.500	09/01/39	270,501
194,885		FNMA	4.500	10/01/39	212,607
85,231		FNMA	5.000	03/01/40	94,297
878,992		FNMA	5.500	07/01/40	984,299
401,736		FNMA	6.000	10/01/40	455,408
1,180,207		FNMA	4.500	11/01/40	1,271,397
168,282		FNMA	5.000	02/01/41	187,609
148,190		FNMA	5.000	07/01/41	162,018
564,096		FNMA	3.000	06/25/42	572,729
358,627		FNMA	3.500	11/25/42	68,507
449,873		FNMA	4.500	10/01/44	494,994
852,368		FNMA	4.500	11/01/44	937,851
872,470		FNMA	4.000	12/01/44	927,255
2,848,617		FNMA	4.000	07/01/45	3,012,609
987,108		FNMA	3.500	01/01/46	1,014,823
668,210		FNMA	4.000	01/01/46	706,978
97,833		FNMA	3.500	10/25/46	27,973
1,000,000	h	FNMA	3.000	01/25/47	992,700
3,000,000	h	FNMA	3.000	02/25/47	2,973,530
1,000,000	h	FNMA	3.500	02/25/47	1,022,777
1,000,000	h	FNMA	3.500	03/25/47	1,020,706
1,265,364		FNMA	3.500	07/01/55	1,297,364
6,896		Government National Mortgage Association (GNMA)	5.500	07/15/33	7,791
58,442		GNMA	5.500	07/20/33	65,696
7,646		GNMA	5.000	03/15/34	8,357
82,636		GNMA	5.000	06/15/34	91,287
32,406		GNMA	5.500	02/15/37	36,532
8,933		GNMA	5.000	04/15/38	9,858
18,074		GNMA	5.500	05/15/38	20,159
3,910		GNMA	6.000	08/15/38	4,435
4,676		GNMA	6.000	08/20/38	5,287
114,444		GNMA	5.500	07/15/39	127,647
34,509		GNMA	4.500	04/15/40	37,394
646,161		GNMA	3.500	10/20/42	128,438
304,958		GNMA	3.500	09/20/44	318,392
498,071		GNMA	3.500	11/20/46	102,231
1,000,000	h	GNMA	3.500	12/20/46	1,040,123
2,000,000	h	GNMA	3.000	02/20/47	2,020,241
1,000,000	h	GNMA	3.500	02/20/47	1,037,237
1,000,000	h	GNMA	4.000	02/20/47	1,059,877

		TOTAL MORTGAGE BACKED			34,953,836

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

U.S. TREASURY SECURITIES - 12.8%
$ 1,000,000		United States Treasury Bond	3.125%	11/15/41	$1,012,843
2,935,700		United States Treasury Bond	3.000	11/15/45	2,888,785
290,000		United States Treasury Bond	2.500	05/15/46	257,077
2,015,000		United States Treasury Bond	2.250	08/15/46	1,689,922
800,000		United States Treasury Bond	2.875	11/15/46	770,476
250,000		United States Treasury Note	0.750	02/28/18	249,394
400,000		United States Treasury Note	0.875	03/31/18	399,451
3,500,000		United States Treasury Note	0.875	05/31/18	3,492,779
1,750,000		United States Treasury Note	0.625	06/30/18	1,738,779
1,850,000		United States Treasury Note	0.750	08/31/18	1,838,297
1,000,000		United States Treasury Note	0.750	09/30/18	993,072
1,045,000		United States Treasury Note	0.875	09/15/19	1,030,882
2,158,000		United States Treasury Note	1.375	05/31/21	2,113,170
371,000		United States Treasury Note	1.750	11/30/21	367,864
300,000		United States Treasury Note	1.625	04/30/23	289,812
1,000,000		United States Treasury Note	1.625	05/31/23	964,900
325,000		United States Treasury Note	1.375	09/30/23	307,391
1,000,000		United States Treasury Note	2.125	11/30/23	992,141
1,410,000		United States Treasury Note	2.000	11/15/26	1,354,432

		TOTAL U.S. TREASURY SECURITIES			22,751,467

		TOTAL GOVERNMENT BONDS (Cost $65,331,973)			64,630,617

STRUCTURED ASSETS - 12.6%

ASSET BACKED - 3.5%
104,477	i	ACE Securities Corp Home Equity Loan Trust	1.491	08/25/35	103,625
		Series - 2005 HE5 (Class M2)
205,374		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	205,352
		Series - 2014 4 (Class A3)
200,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	202,636
		Series - 2015 3 (Class D)
12,515	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	12,521
		Series - 2005 HE7 (Class M2)
166,667	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	167,143
		Series - 2012 2A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	200,768
		Series - 2012 3A (Class B)
186,350	g	Capital Automotive REIT	4.700	07/15/42	187,446
		Series - 2012 1A (Class A)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	970,630
		Series - 2014 1A (Class A)
217,567	g,i	CBRE Realty Finance CDO	1.168	04/07/52	80,726
		Series - 2007 1A (Class A2)
61,035	i,m	CCR, Inc	1.109	07/10/17	60,834
		Series - 2010 CX (Class C)
23,844		Centex Home Equity	5.540	01/25/32	23,812
		Series - 2002 A (Class AF6)
491,250	g	DB Master Finance LLC	3.262	02/20/45	491,894
		Series - 2015 1A (Class A2I)
175,000	g,i	DB/UBS Mortgage Trust	5.685	11/10/46	192,961
		Series - 2011 LC1A (Class C)
643,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	636,808
		Series - 2015 1A (Class A2I)
495,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	486,004
		Series - 2015 1A (Class A2II)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	260,503
		Series - 2013 A (Class D)
116,151	i	Lehman XS Trust	6.500	06/25/46	91,023
		Series - 2006 13 (Class 2A1)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 90,913	g	Orange Lake Timeshare Trust	3.030%	07/09/29	$90,606
		Series - 2014 AA (Class B)
93,526	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	97,721
		Series - 2006 HI1 (Class M2) (STEP)
21,602	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	21,638
		Series - 2012 2A (Class B)
36,933	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	36,750
		Series - 2013 1A (Class A)
59,093	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	59,016
		Series - 2013 1A (Class B)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	409,126
		Series - 2012 A (Class A2)
184,098	g	SolarCity LMC	4.020	07/20/44	173,455
		Series - 2014 2 (Class A)
235,320	g	SpringCastle America Funding LLC	3.050	04/25/29	236,497
		Series - 2016 AA (Class A)
8,561	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.976	10/25/36	8,550
		Series - 2006 GEL4 (Class A2)
748,125	g	Taco Bell Funding LLC	3.832	05/25/46	750,837
		Series - 2016 1A (Class A2I)
200,000	g,i	Vitality Re IV Ltd	3.247	01/09/17	199,840
		Series - 2013 IV B (Class )
54,006	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	54,779
		Series - 2006 N1 (Class N1)

		TOTAL ASSET BACKED			6,513,501

OTHER MORTGAGE BACKED - 9.1%
241,812	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	241,608
		Series - 2006 2 (Class AJ)
200,000	g,i	Banc of America Commercial Mortgage Trust	5.416	01/15/49	199,228
		Series - 2007 1 (Class AM)
235,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	234,674
		Series - 2007 1 (Class AMFX)
500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	460,856
		Series - 2007 4 (Class E)
1,175,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.920	09/11/42	1,183,164
		Series - 2007 T28 (Class AJ)
137,000	i	CHL Mortgage Pass-Through Trust	3.156	02/20/35	137,315
		Series - 2004 HYB9 (Class 1A1)
18,862	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	18,851
		Series - 2007 C6 (Class ASB)
374,603	g,i	Citigroup Mortgage Loan Trust	0.764	05/25/37	361,458
		Series - 2015 8 (Class 1A1)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,517,015
		Series - 2007 C3 (Class AJ)
200,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	200,418
		Series - 2007 C4 (Class A1AJ)
500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	497,971
		Series - 2007 C2 (Class AJ)
1,190,601	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	1,216,747
		Series - 2007 GG11 (Class AM)
164,042	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	163,915
		Series - 2005 LDP2 (Class C)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.619	02/15/46	383,441
		Series - 2011 C3 (Class D)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.397	07/15/46	107,533
		Series - 2011 C4 (Class C)
330,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	337,597
		Series - 2007 LD12 (Class AM)
99,982	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	100,148
		Series - 2006 C4 (Class B)
400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	399,306
		Series - 2007 C1 (Class C)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000	i	LB-UBS Commercial Mortgage Trust	5.563%	02/15/40	$248,872
		Series - 2007 C1 (Class D)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,026,278
		Series - 2007 C6 (Class AM)
352,690	g,i	LVII Resecuritization Trust	3.417	07/25/47	353,572
		Series - 2015 A (Class A)
170,000	i	Merrill Lynch Mortgage Trust	6.263	02/12/51	173,777
		Series - 0 C1 (Class AJA)
10,322	g,i	Morgan Stanley Capital I Trust	6.076	08/12/41	10,304
		Series - 2006 T23 (Class B)
484,605	i	Morgan Stanley Capital I Trust	5.389	11/12/41	485,182
		Series - 2006 HQ10 (Class AJ)
55,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	54,948
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	99,823
		Series - 2006 HQ9 (Class C)
800,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	738,152
		Series - 2007 IQ15 (Class AJ)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	09/25/24	255,238
		Series - 2014 HQ2 (Class M2)
213,341	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	03/25/25	215,218
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.556	03/25/25	264,641
		Series - 2015 HQ1 (Class M3)
98,563	i	Structured Agency Credit Risk Debt Note (STACR)	1.856	05/25/25	98,724
		Series - 2015 HQ2 (Class M1)
275,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.706	05/25/25	279,108
		Series - 2015 HQ2 (Class M2)
200,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.907	12/15/43	198,968
		Series - 2007 C30 (Class AMFL)
190,627	i	Wachovia Bank Commercial Mortgage Trust	5.594	01/15/45	185,829
		Series - 2006 C23 (Class F)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,002,816
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	5.942	05/15/46	1,202,772
		Series - 2007 C34 (Class AJ)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.652	04/15/47	194,731
		Series - 2007 C31 (Class C)
1,260,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,220,385
		Series - 2007 C32 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	70,838
		Series - 2007 C33 (Class AM)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	54,022
	i	Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			16,195,443

		TOTAL STRUCTURED ASSETS (Cost $22,954,763)			22,708,944

		TOTAL BONDS (Cost $170,237,577)			169,313,550

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	41,708
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	138,120

		TOTAL BANKS			179,828

		TOTAL PREFERRED STOCKS (Cost $569,550)			179,828

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER			VALUE

SHORT-TERM INVESTMENTS - 11.1%

TREASURY DEBT - 11.1%
$10,000,000	United States Treasury Bill	0.282%	02/02/17	$9,996,480
9,800,000	United States Treasury Bill	0.501	04/27/17	9,783,007

	TOTAL TREASURY DEBT			19,779,487

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,781,709)			19,779,487

	TOTAL INVESTMENTS - 107.2% (Cost $191,982,591)			190,681,850
	OTHER ASSETS & LIABILITIES, NET - (7.2)%			(12,838,127)

	NET ASSETS - 100.0%			$177,843,723

Abbreviation(s):

BRL	Brazilian Real
CDO	Collateralized Debt Obligation
DOP	Dominican Peso
REIT	Real Estate Investment Trust

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/16, the aggregate value of these securities was $26,661,975 or 15.0% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.6%

GOVERNMENT AGENCY DEBT - 61.0%
$ 240,000	Federal Agricultural Mortgage Corp (FAMC)	0.340%	01/30/17	$239,934
405,000	FAMC	0.480	02/10/17	404,784
250,000	FAMC	0.520	03/23/17	249,708
300,000	FAMC	0.700	06/01/17	299,119
500,000	FAMC	0.590	06/15/17	500,000
250,000	FAMC	0.740	07/27/17	248,936
500,000	Federal Farm Credit Bank (FFCB)	0.370	01/24/17	499,882
100,000	FFCB	0.400	02/02/17	99,964
750,000	FFCB	0.460	02/07/17	749,645
555,000	FFCB	0.460	02/13/17	554,695
680,000	FFCB	0.540-0.570	03/23/17	679,162
200,000	FFCB	0.680	04/05/17	199,645
329,000	Federal Home Loan Bank (FHLB)	0.340	01/03/17	328,994
145,000	FHLB	0.400	01/04/17	144,995
1,090,000	FHLB	0.265-0.380	01/06/17	1,089,952
265,000	FHLB	0.420	01/09/17	264,975
100,000	FHLB	0.500	01/11/17	99,986
274,000	FHLB	0.370	01/13/17	273,966
1,450,000	FHLB	0.350-0.520	01/18/17	1,449,697
1,200,000	FHLB	0.340-0.550	01/20/17	1,199,759
1,917,000	FHLB	0.340-0.500	01/25/17	1,916,453
1,000,000	FHLB	0.385-0.460	01/27/17	999,695
1,215,000	FHLB	0.420-0.550	02/01/17	1,214,517
1,000,000	FHLB	0.480-0.550	02/03/17	999,528
200,000	FHLB	0.455	02/06/17	199,909
700,000	FHLB	0.440-0.540	02/08/17	699,654
600,000	FHLB	0.510	02/10/17	599,660
710,000	FHLB	0.540	02/14/17	709,531
1,366,000	FHLB	0.520-0.540	02/17/17	1,365,060
250,000	FHLB	0.480	02/21/17	249,830
117,000	FHLB	0.400	02/22/17	116,932
1,545,000	FHLB	0.510-0.520	02/27/17	1,543,736
700,000	FHLB	0.520	03/03/17	699,383
547,000	FHLB	0.524-0.580	03/08/17	546,438
130,000	FHLB	0.620	03/10/17	129,848
300,000	FHLB	0.540	03/17/17	299,663
375,000	FHLB	0.550	03/22/17	374,542
394,000	FHLB	0.500	03/24/17	393,551
485,000	FHLB	0.550-0.570	03/29/17	484,338
250,000	FHLB	0.515	04/03/17	249,671
1,850,000	FHLB	0.500	04/04/17	1,847,610
500,000	FHLB	0.570	04/06/17	499,248
400,000	FHLB	0.630	04/07/17	399,328
650,000	FHLB	0.545	04/10/17	649,026
300,000	FHLB	0.640	04/12/17	299,461
500,000	FHLB	0.600	04/13/17	499,150
250,000	FHLB	0.525	04/21/17	249,599
296,000	FHLB	0.490	04/24/17	295,545
500,000	FHLB	0.650	04/26/17	498,962
200,000	FHLB	0.680	06/02/17	199,426
300,000	Federal Home Loan Mortgage Corp (FHLMC)	0.270	01/03/17	299,995
500,000	FHLMC	0.355	01/04/17	499,985
1,000,000	FHLMC	0.340	01/10/17	999,915

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 110,000		FHLMC	0.330%	01/18/17	$109,983
1,200,000		FHLMC	0.440-0.490	01/19/17	1,199,733
1,480,000		FHLMC	0.340-0.420	01/23/17	1,479,668
250,000		FHLMC	0.360	01/30/17	249,928
800,000		FHLMC	0.520	02/06/17	799,584
690,000		FHLMC	0.510-0.515	02/07/17	689,637
1,000,000		FHLMC	0.520	02/17/17	999,321
334,000		FHLMC	0.470	02/21/17	333,778
800,000		FHLMC	0.875	02/22/17	800,396
1,000,000		FHLMC	0.395	02/23/17	999,418
700,000		FHLMC	0.510	03/10/17	699,326
950,000		FHLMC	0.489-0.560	04/06/17	948,671
134,000		Federal National Mortgage Association (FNMA)	0.340	01/03/17	133,998
318,000		FNMA	0.350	01/04/17	317,991
1,000,000		FNMA	0.420	01/11/17	999,883
910,000		FNMA	0.350-0.390	01/17/17	909,850
200,000		FNMA	1.250	01/30/17	200,088
140,000		FNMA	0.380	02/01/17	139,954
400,000		FNMA	0.480	02/08/17	399,797
500,000		FNMA	0.475	03/01/17	499,611
878,000		FNMA	0.510-0.545	03/08/17	877,159
500,000		FNMA	0.390	03/13/17	499,615
500,000		FNMA	0.750	03/14/17	500,240
1,387,000		FNMA	0.470-0.620	04/03/17	1,385,072
200,000		FNMA	0.520	04/17/17	199,694
300,000		FNMA	0.500	04/19/17	299,550
200,000		FNMA	0.610	05/12/17	199,556
250,000		Tennessee Valley Authority	0.470	01/03/17	249,994

		TOTAL GOVERNMENT AGENCY DEBT			47,728,482

TREASURY DEBT - 20.9%
1,700,000		United States Treasury Bill	0.265-0.326	01/05/17	1,699,944
1,050,000		United States Treasury Bill	0.255-0.427	01/12/17	1,049,889
1,135,000		United States Treasury Bill	0.326-0.385	01/19/17	1,134,811
800,000		United States Treasury Bill	0.310-0.374	01/26/17	799,806
1,000,000		United States Treasury Bill	0.310-0.420	02/02/17	999,676
1,452,000		United States Treasury Bill	0.430-0.475	02/09/17	1,451,293
1,143,000		United States Treasury Bill	0.410-0.500	02/16/17	1,142,335
595,000		United States Treasury Bill	0.366-0.470	03/09/17	594,562
740,000		United States Treasury Bill	0.421-0.532	03/16/17	739,246
891,000		United States Treasury Bill	0.505-0.533	03/23/17	889,976
500,000		United States Treasury Bill	0.508	04/13/17	499,280
795,000		United States Treasury Bill	0.456-0.570	04/20/17	793,731
1,195,000		United States Treasury Note	0.500	01/31/17	1,195,089
860,000		United States Treasury Note	0.625	02/15/17	860,187
557,000		United States Treasury Note	0.500	02/28/17	557,018
675,000		United States Treasury Note	0.750	03/15/17	675,391
600,000		United States Treasury Note	0.500	03/31/17	600,022
650,000		United States Treasury Note	0.625	05/31/17	650,070

		TOTAL TREASURY DEBT			16,332,326

VARIABLE RATE SECURITIES - 18.7%
300,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.716	01/03/17	300,000
200,000	i	FAMC	0.838	06/07/17	200,000
250,000	i	FAMC	0.707	09/06/17	250,000
300,000	i	FAMC	0.784	09/21/17	300,000
500,000	i	Federal Farm Credit Bank (FFCB)	0.736	01/24/17	499,999
500,000	i	FFCB	0.624	03/02/17	500,000
500,000	i	FFCB	0.750	03/09/17	499,963
350,000	i	FFCB	0.750	04/10/17	350,000
250,000	i	FFCB	0.850	05/23/17	250,099

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 525,000	i	FFCB	0.900%	05/30/17	$525,261
1,000,000	i	FFCB	0.699	06/15/17	999,945
300,000	i	FFCB	0.790	06/27/17	299,897
300,000	i	FFCB	0.675	08/04/17	299,840
300,000	i	FFCB	0.676	08/15/17	300,000
300,000	i	FFCB	0.781	11/13/17	299,986
425,000	i	FFCB	0.674	02/02/18	424,490
250,000	i	FFCB	0.851	02/06/18	249,934
250,000	i	FFCB	0.905	02/23/18	249,957
300,000	i	FFCB	0.900	08/10/18	300,097
300,000	i	FFCB	0.786	08/27/18	299,974
500,000	i	Federal Home Loan Bank (FHLB)	0.771	02/17/17	499,976
300,000	i	FHLB	0.770	02/23/18	300,047
300,000	i	FHLB	0.616	04/20/18	300,015
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.669	01/12/17	499,999
1,750,000	i	FHLMC	0.685	01/13/17	1,750,012
430,000	i	FHLMC	0.744	04/20/17	429,942
500,000	i	FHLMC	1.056	04/26/17	499,909
200,000	i	FHLMC	0.874	07/21/17	199,988
300,000	i	FHLMC	0.792	11/13/17	300,000
1,000,000	i	Federal National Mortgage Association (FNMA)	0.771	01/26/17	1,000,004
500,000	i	FNMA	0.759	07/20/17	499,805
500,000	i	FNMA	0.717	08/16/17	499,968
475,000	i	FNMA	0.645	10/05/17	474,530

		TOTAL VARIABLE RATE SECURITIES			14,653,637

		TOTAL SHORT-TERM INVESTMENTS (Cost $78,714,445)			78,714,445

		TOTAL PORTFOLIO - 100.6% (Cost $78,714,445)			78,714,445
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(455,237)

		NET ASSETS - 100.0%			$78,259,208

i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS

December 31, 2016

SHARES	SECURITY	VALUE

TIAA-CREF Life Funds - 99.9%(a)

FIXED INCOME - 49.3%
1,001,210	TIAA-CREF Life Bond Fund	$24,689,846

	TOTAL FIXED INCOME	24,689,846

INTERNATIONAL EQUITY - 10.2%
286,317	TIAA-CREF Life International Equity Fund	5,087,851

	TOTAL INTERNATIONAL EQUITY	5,087,851

U.S. EQUITY - 40.4%
159,918	TIAA-CREF Life Growth Equity Fund	4,416,923
137,692	TIAA-CREF Life Growth & Income Fund	5,022,988
131,377	TIAA-CREF Life Large-Cap Value Fund	4,623,160
33,175	TIAA-CREF Life Real Estate Securities Fund	1,029,747
28,676	TIAA-CREF Life Small-Cap Equity Fund	1,007,691
82,176	TIAA-CREF Life Stock Index Fund	4,024,156

	TOTAL U.S. EQUITY	20,124,665

	TOTAL TIAA-CREF LIFE FUNDS (Cost $50,032,165)	49,902,362

	TOTAL INVESTMENTS - 99.9% (Cost $50,032,165)	49,902,362
	OTHER ASSETS & LIABILITIES, NET - 0.1%	54,618

	NET ASSETS - 100.0%	$49,956,980

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Life Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund, and Balanced Fund (constituting the TIAA-CREF Life Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers and confirmation of underlying investee mutual fund shares by correspondence with the transfer agent of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 17, 2017

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current Code of Ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated:	February 17, 2017	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	February 17, 2017	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated:	February 17, 2017	By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer